UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2011

Item 1. Schedule of Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (23.1%)
3M Co. (Miscellaneous Manufacturing)	784	$76,213
Abbott Laboratories (Pharmaceuticals)	1,694	88,156
Abercrombie & Fitch Co. - Class A (Retail)	98	6,938
ACE, Ltd. (Insurance)	364	24,479
Adobe Systems, Inc.* (Software)	560	18,788
Advanced Micro Devices, Inc.* (Semiconductors)	630	5,733
Aetna, Inc. (Healthcare - Services)	420	17,380
AFLAC, Inc. (Insurance)	518	29,106
Agilent Technologies, Inc.* (Electronics)	378	18,866
Air Products & Chemicals, Inc. (Chemicals)	238	22,734
Airgas, Inc. (Chemicals)	84	5,834
AK Steel Holding Corp. (Iron/Steel)	126	2,048
Akamai Technologies, Inc.* (Internet)	210	7,232
Alcoa, Inc. (Mining)	1,162	19,754
Allegheny Technologies, Inc. (Iron/Steel)	112	8,064
Allergan, Inc. (Pharmaceuticals)	336	26,732
Allstate Corp. (Insurance)	574	19,424
Altera Corp. (Semiconductors)	350	17,045
Altria Group, Inc. (Agriculture)	2,282	61,249
Amazon.com, Inc.* (Internet)	392	77,028
Ameren Corp. (Electric)	266	7,796
American Electric Power, Inc. (Electric)	532	19,407
American Express Co. (Diversified Financial Services)	1,148	56,344
American International Group, Inc. (Insurance)	154	4,797
American Tower Corp.* (Telecommunications)	434	22,703
Ameriprise Financial, Inc. (Diversified Financial Services)	266	16,508
AmerisourceBergen Corp. (Pharmaceuticals)	294	11,948
Amgen, Inc.* (Biotechnology)	1,022	58,101
Amphenol Corp. - Class A (Electronics)	196	10,958
Anadarko Petroleum Corp. (Oil & Gas)	546	43,101
Analog Devices, Inc. (Semiconductors)	322	12,980
AON Corp. (Insurance)	364	18,990
Apache Corp. (Oil & Gas)	420	56,015
Apartment Investment and Management Co. - Class A (REIT)	126	3,397
Apollo Group, Inc. - Class A* (Commercial Services)	140	5,604
Apple Computer, Inc.* (Computers)	1,008	351,016
Applied Materials, Inc. (Semiconductors)	1,442	22,625
Archer-Daniels-Midland Co. (Agriculture)	700	25,914
Assurant, Inc. (Insurance)	112	4,446
AT&T, Inc. (Telecommunications)	6,468	201,284
Autodesk, Inc.* (Software)	252	11,335
Automatic Data Processing, Inc. (Software)	546	29,675
AutoNation, Inc.* (Retail)	70	2,374
AutoZone, Inc.* (Retail)	28	7,907
Avalonbay Communities, Inc. (REIT)	98	12,408
Avery Dennison Corp. (Household Products/Wares)	112	4,675
Avon Products, Inc. (Cosmetics/Personal Care)	476	13,985
Baker Hughes, Inc. (Oil & Gas Services)	476	36,847
Ball Corp. (Packaging & Containers)	182	6,790
Bank of America Corp. (Banks)	11,074	135,989
Bank of New York Mellon Corp. (Banks)	1,358	39,328
Bard (C.R.), Inc. (Healthcare - Products)	98	10,462
Baxter International, Inc. (Healthcare - Products)	630	35,847
BB&T Corp. (Banks)	756	20,352
Becton, Dickinson & Co. (Healthcare - Products)	238	20,454
Bed Bath & Beyond, Inc.* (Retail)	280	15,714
Bemis Co., Inc. (Packaging & Containers)	112	3,510
Berkshire Hathaway, Inc. - Class B* (Insurance)	1,890	157,437
Best Buy Co., Inc. (Retail)	364	11,364
Big Lots, Inc.* (Retail)	84	3,453
Biogen Idec, Inc.* (Biotechnology)	266	25,895
BlackRock, Inc. (Diversified Financial Services)	98	19,202
BMC Software, Inc.* (Software)	196	9,845
Boeing Co. (Aerospace/Defense)	812	64,781
Boston Properties, Inc. (REIT)	154	16,098
Boston Scientific Corp.* (Healthcare - Products)	1,666	12,478
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,862	52,322
Broadcom Corp. - Class A (Semiconductors)	518	18,223
Brown-Forman Corp. (Beverages)	112	8,048
C.H. Robinson Worldwide, Inc. (Transportation)	182	14,593
CA, Inc. (Software)	420	10,328
Cablevision Systems Corp. - Class A (Media)	252	8,878
Cabot Oil & Gas Corp. (Oil & Gas)	112	6,303
Cameron International Corp.* (Oil & Gas Services)	266	14,024
Campbell Soup Co. (Food)	196	6,584
Capital One Financial Corp. (Diversified Financial Services)	504	27,584
Cardinal Health, Inc. (Pharmaceuticals)	378	16,515
CareFusion Corp.* (Healthcare - Products)	238	6,990
Carmax, Inc.* (Retail)	252	8,744
Carnival Corp. - Class A (Leisure Time)	476	18,121
Caterpillar, Inc. (Machinery - Construction & Mining)	700	80,787
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	322	8,601
CBS Corp. - Class B (Media)	742	18,713
Celgene Corp.* (Biotechnology)	504	29,676
CenterPoint Energy, Inc. (Electric)	462	8,593

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CenturyLink, Inc. (Telecommunications)	658	$26,833
Cephalon, Inc.* (Pharmaceuticals)	84	6,451
Cerner Corp.* (Software)	84	10,095
CF Industries Holdings, Inc. (Chemicals)	84	11,890
Chesapeake Energy Corp. (Oil & Gas)	714	24,040
Chevron Corp. (Oil & Gas)	2,198	240,549
Chipotle Mexican Grill, Inc. - Class A* (Retail)	28	7,470
Chubb Corp. (Insurance)	322	20,991
CIGNA Corp. (Insurance)	294	13,768
Cincinnati Financial Corp. (Insurance)	182	5,766
Cintas Corp. (Textiles)	140	4,347
Cisco Systems, Inc. (Telecommunications)	6,048	106,203
Citigroup, Inc.* (Diversified Financial Services)	31,780	145,870
Citrix Systems, Inc.* (Software)	210	17,711
Cliffs Natural Resources, Inc. (Iron/Steel)	154	14,433
Clorox Co. (Household Products/Wares)	154	10,728
CME Group, Inc. (Diversified Financial Services)	70	20,704
CMS Energy Corp. (Electric)	280	5,544
Coach, Inc. (Apparel)	322	19,259
Coca-Cola Co. (Beverages)	2,506	169,055
Coca-Cola Enterprises, Inc. (Beverages)	364	10,341
Cognizant Technology Solutions Corp.* (Computers)	336	27,854
Colgate-Palmolive Co. (Cosmetics/Personal Care)	546	46,055
Comcast Corp. - Class A (Media)	3,038	79,717
Comerica, Inc. (Banks)	196	7,434
Computer Sciences Corp. (Computers)	168	8,565
Compuware Corp.* (Software)	238	2,697
ConAgra Foods, Inc. (Food)	476	11,638
ConocoPhillips (Oil & Gas)	1,568	123,762
CONSOL Energy, Inc. (Coal)	252	13,631
Consolidated Edison, Inc. (Electric)	322	16,783
Constellation Brands, Inc.* (Beverages)	196	4,388
Constellation Energy Group, Inc. (Electric)	224	8,158
Corning, Inc. (Telecommunications)	1,708	35,766
Costco Wholesale Corp. (Retail)	476	38,518
Coventry Health Care, Inc.* (Healthcare - Services)	168	5,421
Covidien PLC (Healthcare - Products)	546	30,407
CSX Corp. (Transportation)	406	31,948
Cummins, Inc. (Machinery - Diversified)	210	25,238
CVS Caremark Corp. (Retail)	1,498	54,288
D.R. Horton, Inc. (Home Builders)	308	3,832
Danaher Corp. (Miscellaneous Manufacturing)	588	32,481
Darden Restaurants, Inc. (Retail)	154	7,233
DaVita, Inc.* (Healthcare - Services)	98	8,633
Dean Foods Co.* (Food)	196	2,193
Deere & Co. (Machinery - Diversified)	462	45,045
Dell, Inc.* (Computers)	1,834	28,445
Denbury Resources, Inc.* (Oil & Gas)	434	9,795
DENTSPLY International, Inc. (Healthcare - Products)	154	5,781
Devon Energy Corp. (Oil & Gas)	462	42,042
DeVry, Inc. (Commercial Services)	70	3,703
Diamond Offshore Drilling, Inc. (Oil & Gas)	70	5,311
DIRECTV - Class A* (Media)	868	42,176
Discover Financial Services (Diversified Financial Services)	602	14,954
Discovery Communications, Inc. - Class A* (Media)	308	13,632
Dominion Resources, Inc. (Electric)	630	29,245
Dover Corp. (Miscellaneous Manufacturing)	210	14,288
Dr. Pepper Snapple Group, Inc. (Beverages)	238	9,330
DTE Energy Co. (Electric)	182	9,196
Duke Energy Corp. (Electric)	1,456	27,154
Dun & Bradstreet Corp. (Software)	56	4,602
E*TRADE Financial Corp.* (Diversified Financial Services)	238	3,865
E.I. du Pont de Nemours & Co. (Chemicals)	1,008	57,244
Eastman Chemical Co. (Chemicals)	84	9,009
Eaton Corp. (Miscellaneous Manufacturing)	378	20,234
eBay, Inc.* (Internet)	1,246	42,862
Ecolab, Inc. (Chemicals)	252	13,296
Edison International (Electric)	350	13,745
Edwards Lifesciences Corp.* (Healthcare - Products)	126	10,880
El Paso Corp. (Pipelines)	770	14,946
Electronic Arts, Inc.* (Software)	364	7,346
Eli Lilly & Co. (Pharmaceuticals)	1,120	41,451
EMC Corp.* (Computers)	2,268	64,275
Emerson Electric Co. (Electrical Components & Equipment)	826	50,188
Entergy Corp. (Electric)	196	13,665
EOG Resources, Inc. (Oil & Gas)	280	31,615
EQT Corp. (Oil & Gas)	168	8,838
Equifax, Inc. (Commercial Services)	140	5,254
Equity Residential (REIT)	322	19,230
Exelon Corp. (Electric)	728	30,685
Expedia, Inc. (Internet)	224	5,607
Expeditors International of Washington, Inc. (Transportation)	238	12,916
Express Scripts, Inc.* (Pharmaceuticals)	574	32,569
Exxon Mobil Corp. (Oil & Gas)	5,418	476,784
F5 Networks, Inc.* (Internet)	84	8,514
Family Dollar Stores, Inc. (Retail)	140	7,589
Fastenal Co. (Distribution/Wholesale)	168	11,271
Federated Investors, Inc. - Class B (Diversified Financial Services)	98	2,526
FedEx Corp. (Transportation)	350	33,484
Fidelity National Information Services, Inc. (Software)	294	9,731
Fifth Third Bancorp (Banks)	1,008	13,376
First Horizon National Corp. (Banks)	294	3,223

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First Solar, Inc.* (Energy - Alternate Sources)	56	$7,816
FirstEnergy Corp. (Electric)	462	18,462
Fiserv, Inc.* (Software)	154	9,442
FLIR Systems, Inc. (Electronics)	168	5,917
Flowserve Corp. (Machinery - Diversified)	56	7,091
Fluor Corp. (Engineering & Construction)	196	13,708
FMC Corp. (Chemicals)	84	7,416
FMC Technologies, Inc.* (Oil & Gas Services)	252	11,713
Ford Motor Co.* (Auto Manufacturers)	4,144	64,108
Forest Laboratories, Inc.* (Pharmaceuticals)	308	10,213
Fortune Brands, Inc. (Household Products/Wares)	168	10,933
Franklin Resources, Inc. (Diversified Financial Services)	154	19,884
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,036	57,011
Frontier Communications Corp. (Telecommunications)	1,092	9,031
GameStop Corp. - Class A* (Retail)	168	4,314
Gannett Co., Inc. (Media)	266	4,006
General Dynamics Corp. (Aerospace/Defense)	406	29,565
General Electric Co. (Miscellaneous Manufacturing)	11,620	237,629
General Mills, Inc. (Food)	700	27,006
Genuine Parts Co. (Distribution/Wholesale)	168	9,022
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	532	6,485
Gilead Sciences, Inc.* (Pharmaceuticals)	868	33,713
Goodrich Corp. (Aerospace/Defense)	140	12,372
Google, Inc. - Class A* (Internet)	280	152,348
H & R Block, Inc. (Commercial Services)	336	5,809
Halliburton Co. (Oil & Gas Services)	994	50,177
Harley-Davidson, Inc. (Leisure Time)	252	9,390
Harman International Industries, Inc. (Home Furnishings)	70	3,397
Harris Corp. (Telecommunications)	140	7,438
Hartford Financial Services Group, Inc. (Insurance)	490	14,195
Hasbro, Inc. (Toys/Games/Hobbies)	154	7,213
HCP, Inc. (REIT)	406	16,086
Health Care REIT, Inc. (REIT)	196	10,539
Heinz (H.J.) Co. (Food)	350	17,930
Helmerich & Payne, Inc. (Oil & Gas)	112	7,430
Hess Corp. (Oil & Gas)	322	27,679
Hewlett-Packard Co. (Computers)	2,380	96,081
Home Depot, Inc. (Retail)	1,792	66,555
Honeywell International, Inc. (Miscellaneous Manufacturing)	854	52,290
Hormel Foods Corp. (Food)	154	4,529
Hospira, Inc.* (Pharmaceuticals)	182	10,325
Host Hotels & Resorts, Inc. (REIT)	742	13,200
Hudson City Bancorp, Inc. (Savings & Loans)	574	5,470
Humana, Inc.* (Healthcare - Services)	182	13,854
Huntington Bancshares, Inc. (Banks)	938	6,369
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	546	31,892
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	364	18,382
Integrys Energy Group, Inc. (Electric)	84	4,398
Intel Corp. (Semiconductors)	6,006	139,279
IntercontinentalExchange, Inc.* (Diversified Financial Services)	84	10,109
International Business Machines Corp. (Computers)	1,330	226,871
International Flavors & Fragrances, Inc. (Chemicals)	84	5,336
International Game Technology (Entertainment)	322	5,696
International Paper Co. (Forest Products & Paper)	476	14,699
Interpublic Group of Cos., Inc. (Advertising)	532	6,251
Intuit, Inc.* (Software)	294	16,335
Intuitive Surgical, Inc.* (Healthcare - Products)	42	14,687
Invesco, Ltd. (Diversified Financial Services)	504	12,534
Iron Mountain, Inc. (Commercial Services)	224	7,134
ITT Industries, Inc. (Miscellaneous Manufacturing)	196	11,327
J.C. Penney Co., Inc. (Retail)	252	9,689
J.P. Morgan Chase & Co. (Diversified Financial Services)	4,354	198,673
Jabil Circuit, Inc. (Electronics)	210	4,166
Jacobs Engineering Group, Inc.* (Engineering & Construction)	140	6,945
Janus Capital Group, Inc. (Diversified Financial Services)	210	2,556
JDS Uniphase Corp.* (Telecommunications)	252	5,252
JM Smucker Co. (Food)	126	9,459
Johnson & Johnson (Healthcare - Products)	2,996	196,897
Johnson Controls, Inc. (Auto Parts & Equipment)	742	30,429
Joy Global, Inc. (Machinery - Construction & Mining)	112	11,306
Juniper Networks, Inc.* (Telecommunications)	588	22,538
Kellogg Co. (Food)	280	16,036
KeyCorp (Banks)	966	8,375
Kimberly-Clark Corp. (Household Products/Wares)	448	29,595
Kimco Realty Corp. (REIT)	448	8,754
KLA -Tencor Corp. (Semiconductors)	182	7,990
Kohls Corp. (Retail)	322	16,973
Kraft Foods, Inc. (Food)	1,918	64,406
Kroger Co. (Food)	700	17,017
L-3 Communications Holdings, Inc. (Aerospace/Defense)	126	10,104
Laboratory Corp. of America Holdings* (Healthcare - Services)	112	10,805
Legg Mason, Inc. (Diversified Financial Services)	168	6,241

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	154	$4,049
Lennar Corp. - Class A (Home Builders)	182	3,456
Leucadia National Corp. (Holding Companies - Diversified)	210	8,119
Lexmark International, Inc. - Class A* (Computers)	84	2,709
Life Technologies Corp.* (Biotechnology)	196	10,819
Limited, Inc. (Retail)	294	12,101
Lincoln National Corp. (Insurance)	350	10,931
Linear Technology Corp. (Semiconductors)	252	8,770
Lockheed Martin Corp. (Aerospace/Defense)	308	24,409
Loews Corp. (Insurance)	350	15,491
Lorillard, Inc. (Agriculture)	154	16,401
Lowe’s Cos., Inc. (Retail)	1,512	39,690
LSI Logic Corp.* (Semiconductors)	672	4,926
M&T Bank Corp. (Banks)	126	11,135
Macy’s, Inc. (Retail)	462	11,046
Marathon Oil Corp. (Oil & Gas)	770	41,611
Marriott International, Inc. - Class A (Lodging)	323	11,388
Marsh & McLennan Cos., Inc. (Insurance)	602	18,229
Marshall & Ilsley Corp. (Banks)	574	4,690
Masco Corp. (Building Materials)	392	5,261
Massey Energy Co. (Coal)	112	7,643
MasterCard, Inc. - Class A (Software)	112	30,900
Mattel, Inc. (Toys/Games/Hobbies)	378	10,100
McCormick & Co., Inc. (Food)	140	6,877
McDonald’s Corp. (Retail)	1,148	89,900
McGraw-Hill Cos., Inc. (Media)	336	13,598
McKesson Corp. (Commercial Services)	280	23,243
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	224	14,981
MeadWestvaco Corp. (Forest Products & Paper)	182	6,132
Medco Health Solutions, Inc.* (Pharmaceuticals)	448	26,580
Medtronic, Inc. (Healthcare - Products)	1,176	49,098
MEMC Electronic Materials, Inc.* (Semiconductors)	252	2,981
Merck & Co., Inc. (Pharmaceuticals)	3,374	121,295
MetLife, Inc. (Insurance)	1,148	53,715
MetroPCS Communications, Inc.* (Telecommunications)	294	4,948
Microchip Technology, Inc. (Semiconductors)	210	8,618
Micron Technology, Inc.* (Semiconductors)	938	10,590
Microsoft Corp. (Software)	8,092	210,554
Molex, Inc. (Electrical Components & Equipment)	154	4,158
Molson Coors Brewing Co. - Class B (Beverages)	168	8,190
Monsanto Co. (Agriculture)	588	40,008
Monster Worldwide, Inc.* (Internet)	140	2,297
Moody’s Corp. (Commercial Services)	224	8,767
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	1,694	44,298
Motorola Mobility Holdings, Inc.* (Telecommunications)	322	8,391
Motorola Solutions, Inc.* (Telecommunications)	364	16,700
Murphy Oil Corp. (Oil & Gas)	210	16,271
Mylan Laboratories, Inc.* (Pharmaceuticals)	476	11,862
Nabors Industries, Ltd.* (Oil & Gas)	308	9,437
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	168	4,553
National Oilwell Varco, Inc. (Oil & Gas Services)	462	35,431
National Semiconductor Corp. (Semiconductors)	266	6,416
NetApp, Inc.* (Computers)	406	21,104
Netflix, Inc.* (Internet)	42	9,772
Newell Rubbermaid, Inc. (Housewares)	322	6,137
Newfield Exploration Co.* (Oil & Gas)	140	9,912
Newmont Mining Corp. (Mining)	546	32,001
News Corp. - Class A (Media)	2,492	44,407
NextEra Energy, Inc. (Electric)	462	26,135
Nicor, Inc. (Gas)	56	3,104
NIKE, Inc. - Class B (Apparel)	420	34,574
NiSource, Inc. (Electric)	308	5,991
Noble Corp. (Oil & Gas)	280	12,043
Noble Energy, Inc. (Oil & Gas)	196	18,869
Nordstrom, Inc. (Retail)	182	8,654
Norfolk Southern Corp. (Transportation)	392	29,275
Northeast Utilities System (Electric)	196	6,978
Northern Trust Corp. (Banks)	266	13,297
Northrop Grumman Corp. (Aerospace/Defense)	322	20,482
Novellus Systems, Inc.* (Semiconductors)	98	3,146
NRG Energy, Inc.* (Electric)	266	6,437
Nucor Corp. (Iron/Steel)	350	16,436
NVIDIA Corp.* (Semiconductors)	630	12,600
NYSE Euronext (Diversified Financial Services)	280	11,214
O’Reilly Automotive, Inc.* (Retail)	154	9,095
Occidental Petroleum Corp. (Oil & Gas)	896	102,404
Omnicom Group, Inc. (Advertising)	308	15,151
ONEOK, Inc. (Gas)	112	7,833
Oracle Corp. (Software)	4,256	153,429
Owens-Illinois, Inc.* (Packaging & Containers)	182	5,400
PACCAR, Inc. (Auto Manufacturers)	406	21,563
Pall Corp. (Miscellaneous Manufacturing)	126	7,363
Parker Hannifin Corp. (Miscellaneous Manufacturing)	182	17,166
Patterson Cos., Inc. (Healthcare - Products)	98	3,402
Paychex, Inc. (Commercial Services)	350	11,449
Peabody Energy Corp. (Coal)	294	19,645
People’s United Financial, Inc. (Banks)	392	5,366
Pepco Holdings, Inc. (Electric)	252	4,856

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	1,736	$119,593
PerkinElmer, Inc. (Electronics)	126	3,562
Pfizer, Inc. (Pharmaceuticals)	8,750	183,400
PG&E Corp. (Electric)	434	19,999
Philip Morris International, Inc. (Commercial Services)	1,960	136,102
Pinnacle West Capital Corp. (Electric)	112	4,860
Pioneer Natural Resources Co. (Oil & Gas)	126	12,881
Pitney Bowes, Inc. (Office/Business Equipment)	224	5,501
Plum Creek Timber Co., Inc. (Forest Products & Paper)	182	7,842
PNC Financial Services Group (Banks)	574	35,783
Polo Ralph Lauren Corp. (Apparel)	70	9,154
PPG Industries, Inc. (Chemicals)	182	17,230
PPL Corp. (Electric)	616	16,897
Praxair, Inc. (Chemicals)	336	35,757
Precision Castparts Corp. (Metal Fabricate/Hardware)	154	23,796
Priceline.com, Inc.* (Internet)	56	30,633
Principal Financial Group, Inc. (Insurance)	350	11,813
Procter & Gamble Co. (Cosmetics/Personal Care)	3,066	198,983
Progress Energy, Inc. (Electric)	322	15,279
Progressive Corp. (Insurance)	728	15,972
ProLogis (REIT)	630	10,263
Prudential Financial, Inc. (Insurance)	532	33,739
Public Service Enterprise Group, Inc. (Electric)	560	18,015
Public Storage, Inc. (REIT)	154	18,066
Pulte Group, Inc.* (Home Builders)	364	2,959
QEP Resources, Inc. (Oil & Gas)	196	8,375
Qualcomm, Inc. (Telecommunications)	1,792	101,857
Quanta Services, Inc.* (Commercial Services)	238	5,160
Quest Diagnostics, Inc. (Healthcare - Services)	168	9,472
R.R. Donnelley & Sons Co. (Commercial Services)	224	4,225
RadioShack Corp. (Retail)	112	1,771
Range Resources Corp. (Oil & Gas)	182	10,274
Raytheon Co. (Aerospace/Defense)	392	19,032
Red Hat, Inc.* (Software)	210	9,969
Regions Financial Corp. (Banks)	1,372	10,070
Republic Services, Inc. (Environmental Control)	336	10,624
Reynolds American, Inc. (Agriculture)	364	13,508
Robert Half International, Inc. (Commercial Services)	154	4,671
Rockwell Automation, Inc. (Machinery - Diversified)	154	13,418
Rockwell Collins, Inc. (Aerospace/Defense)	168	10,601
Roper Industries, Inc. (Miscellaneous Manufacturing)	98	8,476
Ross Stores, Inc. (Retail)	126	9,285
Rowan Cos., Inc.* (Oil & Gas)	140	5,838
Ryder System, Inc. (Transportation)	56	2,996
Safeway, Inc. (Food)	406	9,870
SAIC, Inc.* (Commercial Services)	322	5,603
Salesforce.com, Inc.* (Software)	126	17,464
SanDisk Corp.* (Computers)	252	12,383
Sara Lee Corp. (Food)	686	13,171
SCANA Corp. (Electric)	126	5,232
Schlumberger, Ltd. (Oil & Gas Services)	1,484	133,189
Scripps Networks Interactive - Class A (Entertainment)	98	5,039
Sealed Air Corp. (Packaging & Containers)	168	4,329
Sears Holdings Corp.* (Retail)	42	3,611
Sempra Energy (Gas)	266	14,657
Sherwin-Williams Co. (Chemicals)	98	8,064
Sigma-Aldrich Corp. (Chemicals)	140	9,881
Simon Property Group, Inc. (REIT)	322	36,882
SLM Corp.* (Diversified Financial Services)	574	9,523
Snap-on, Inc. (Hand/Machine Tools)	70	4,324
Southern Co. (Electric)	924	36,073
Southwest Airlines Co. (Airlines)	812	9,541
Southwestern Energy Co.* (Oil & Gas)	378	16,579
Spectra Energy Corp. (Pipelines)	714	20,735
Sprint Nextel Corp.* (Telecommunications)	3,276	16,970
St. Jude Medical, Inc. (Healthcare - Products)	350	18,704
Stanley Black & Decker, Inc. (Hand/Machine Tools)	182	13,222
Staples, Inc. (Retail)	784	16,574
Starbucks Corp. (Retail)	812	29,386
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	210	12,510
State Street Corp. (Banks)	546	25,416
Stericycle, Inc.* (Environmental Control)	98	8,945
Stryker Corp. (Healthcare - Products)	364	21,476
Sunoco, Inc. (Oil & Gas)	126	5,375
SunTrust Banks, Inc. (Banks)	546	15,392
SuperValu, Inc. (Food)	238	2,680
Symantec Corp.* (Internet)	840	16,506
Sysco Corp. (Food)	644	18,618
T. Rowe Price Group, Inc. (Diversified Financial Services)	280	17,990
Target Corp. (Retail)	770	37,807
TECO Energy, Inc. (Electric)	238	4,586
Tellabs, Inc. (Telecommunications)	392	1,929
Tenet Healthcare Corp.* (Healthcare - Services)	532	3,687
Teradata Corp.* (Computers)	182	10,177
Teradyne, Inc.* (Semiconductors)	196	3,156
Tesoro Petroleum Corp.* (Oil & Gas)	154	4,176
Texas Instruments, Inc. (Semiconductors)	1,288	45,763
Textron, Inc. (Miscellaneous Manufacturing)	308	8,039
The AES Corp.* (Electric)	728	9,639
The Charles Schwab Corp. (Diversified Financial Services)	1,092	19,995
The Dow Chemical Co. (Chemicals)	1,274	52,221
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	126	12,222

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
The Gap, Inc. (Retail)	476		$11,062
The Goldman Sachs Group, Inc. (Diversified Financial Services)	574		86,680
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	266		4,828
The Hershey Co. (Food)	168		9,695
The Travelers Cos., Inc. (Insurance)	476		30,121
The Williams Cos., Inc. (Pipelines)	644		21,361
Thermo Fisher Scientific, Inc.* (Electronics)	434		26,036
Tiffany & Co. (Retail)	140		9,722
Time Warner Cable, Inc. (Media)	378		29,533
Time Warner, Inc. (Media)	1,190		45,053
Titanium Metals Corp.* (Mining)	98		1,963
TJX Cos., Inc. (Retail)	434		23,271
Torchmark Corp. (Insurance)	84		5,621
Total System Services, Inc. (Software)	182		3,431
Tyco International, Ltd. (Miscellaneous Manufacturing)	518		25,247
Tyson Foods, Inc. - Class A (Food)	322		6,408
U.S. Bancorp (Banks)	2,100		54,222
Union Pacific Corp. (Transportation)	532		55,046
United Parcel Service, Inc. - Class B (Transportation)	1,078		80,818
United States Steel Corp. (Iron/Steel)	154		7,347
United Technologies Corp. (Aerospace/Defense)	1,008		90,297
UnitedHealth Group, Inc. (Healthcare - Services)	1,190		58,584
UnumProvident Corp. (Insurance)	336		8,897
Urban Outfitters, Inc.* (Retail)	140		4,404
V.F. Corp. (Apparel)	98		9,855
Valero Energy Corp. (Oil & Gas)	616		17,433
Varian Medical Systems, Inc.* (Healthcare - Products)	126		8,845
Ventas, Inc. (REIT)	182		10,179
VeriSign, Inc. (Internet)	196		7,244
Verizon Communications, Inc. (Telecommunications)	3,094		116,891
Viacom, Inc. - Class B (Media)	658		33,663
Visa, Inc. - Class A (Commercial Services)	532		41,560
Vornado Realty Trust (REIT)	182		17,596
Vulcan Materials Co. (Building Materials)	140		6,328
W.W. Grainger, Inc. (Distribution/Wholesale)	70		10,612
Wal-Mart Stores, Inc. (Retail)	2,142		117,767
Walgreen Co. (Retail)	1,008		43,062
Walt Disney Co. (Media)	2,072		89,303
Washington Post Co. - Class B (Media)	14		6,103
Waste Management, Inc. (Environmental Control)	518		20,440
Waters Corp.* (Electronics)	98		9,604
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	140		8,683
WellPoint, Inc. (Healthcare - Services)	406		31,177
Wells Fargo & Co. (Banks)	5,768		167,906
Western Digital Corp.* (Computers)	252		10,030
Western Union Co. (Commercial Services)	714		15,173
Weyerhaeuser Co. (Forest Products & Paper)	588		13,530
Whirlpool Corp. (Home Furnishings)	84		7,239
Whole Foods Market, Inc. (Food)	168		10,544
Windstream Corp. (Telecommunications)	546		6,994
Wisconsin Energy Corp. (Electric)	252		7,865
Wyndham Worldwide Corp. (Lodging)	196		6,784
Wynn Resorts, Ltd. (Lodging)	84		12,361
Xcel Energy, Inc. (Electric)	532		12,944
Xerox Corp. (Office/Business Equipment)	1,526		15,397
Xilinx, Inc. (Semiconductors)	280		9,761
XL Group PLC (Insurance)	336		8,205
Yahoo!, Inc.* (Internet)	1,428		25,347
YUM! Brands, Inc. (Retail)	518		27,786
Zimmer Holdings, Inc.* (Healthcare - Products)	210		13,703
Zions Bancorp (Banks)	196		4,792

TOTAL COMMON STOCKS (Cost $5,159,874)			13,602,289

Rights/Warrants (NM)
American International Group, Inc.* (Diversified Financial Services)	—	(a)	2

TOTAL RIGHTS/WARRANTS (Cost $4)			2

	Principal Amount	Value
Repurchase Agreements (b)(c) (72.0%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $42,358,035	$42,358,000	$42,358,000

TOTAL REPURCHASE AGREEMENTS (Cost $42,358,000)		42,358,000

TOTAL INVESTMENT SECURITIES (Cost $47,517,878)—95.1%		55,960,291
Net other assets (liabilities) — 4.9%		2,861,031

NET ASSETS — 100.0%		$58,821,322

(a)	Number of shares is less than 0.50.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $4,113,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/20/11 (Underlying notional amount at value $10,540,000)	155	$396,439

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$15,542,348	$87,945
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	19,209,704	101,455
		$189,400

Bull ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Advertising	$21,402	NM
Aerospace/Defense	281,643	0.5%
Agriculture	157,080	0.3%
Airlines	9,541	NM
Apparel	72,842	0.1%
Auto Manufacturers	85,671	0.1%
Auto Parts & Equipment	35,257	0.1%
Banks	582,515	1.0%
Beverages	328,945	0.6%
Biotechnology	124,491	0.2%
Building Materials	11,589	NM
Chemicals	255,912	0.4%
Coal	40,919	0.1%
Commercial Services	283,457	0.5%
Computers	859,510	1.5%
Cosmetics/Personal Care	271,245	0.5%
Distribution/Wholesale	30,905	0.1%
Diversified Financial Services	758,294	1.3%
Electric	414,617	0.7%
Electrical Components & Equipment	54,346	0.1%
Electronics	79,109	0.1%
Energy - Alternate Sources	7,816	NM
Engineering & Construction	20,653	NM
Entertainment	10,735	NM
Environmental Control	40,009	0.1%
Food	254,661	0.4%
Forest Products & Paper	42,203	0.1%
Gas	25,594	NM
Hand/Machine Tools	17,546	NM
Healthcare - Products	460,111	0.8%
Healthcare - Services	159,013	0.3%
Holding Companies - Diversified	8,119	NM
Home Builders	10,247	NM
Home Furnishings	10,636	NM
Household Products/Wares	55,931	0.1%
Housewares	6,137	NM
Insurance	526,133	0.9%
Internet	385,390	0.7%
Iron/Steel	48,328	0.1%
Leisure Time	27,511	NM
Lodging	43,043	0.1%
Machinery - Construction & Mining	92,093	0.2%
Machinery - Diversified	90,792	0.2%
Media	428,782	0.7%
Metal Fabricate/Hardware	23,796	NM
Mining	110,729	0.2%
Miscellaneous Manufacturing	565,076	1.0%
Office/Business Equipment	20,898	NM
Oil & Gas	1,394,742	2.4%
Oil & Gas Services	281,381	0.5%
Packaging & Containers	20,029	NM
Pharmaceuticals	697,196	1.2%
Pipelines	57,042	0.1%
REIT	192,698	0.3%
Real Estate	8,601	NM
Retail	775,117	1.3%
Savings & Loans	5,470	NM
Semiconductors	340,602	0.6%
Software	583,677	1.0%
Telecommunications	711,728	1.2%
Textiles	4,347	NM
Toys/Games/Hobbies	17,313	NM
Transportation	261,076	0.4%
Other**	45,219,031	76.9%
Total	$58,821,322	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NMNot meaningful, amount is less than 0.05%.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (27.9%)
99 Cents Only Stores* (Retail)	492	$9,919
Aaron’s, Inc. (Home Furnishings)	738	21,247
ACI Worldwide, Inc.* (Software)	328	10,837
Acuity Brands, Inc. (Miscellaneous Manufacturing)	410	24,108
Acxiom Corp.* (Software)	820	11,939
ADTRAN, Inc. (Telecommunications)	656	27,073
Advance Auto Parts, Inc. (Retail)	820	53,677
Advent Software, Inc.* (Software)	328	8,931
Aecom Technology Corp.* (Engineering & Construction)	1,230	33,530
Aeropostale, Inc.* (Retail)	902	23,028
Affiliated Managers Group, Inc.* (Diversified Financial Services)	574	62,612
AGCO Corp.* (Machinery - Diversified)	984	56,659
AGL Resources, Inc. (Gas)	820	34,038
AirTran Holdings, Inc.* (Airlines)	1,394	10,469
Alaska Air Group, Inc.* (Airlines)	410	27,007
Albemarle Corp. (Chemicals)	984	69,421
Alberto-Culver Co. (Cosmetics/Personal Care)	902	33,681
Alexander & Baldwin, Inc. (Transportation)	410	21,607
Alexandria Real Estate Equities, Inc. (REIT)	574	47,154
Alliance Data Systems Corp.* (Commercial Services)	574	54,530
Alliant Energy Corp. (Electric)	1,148	45,392
Alliant Techsystems, Inc. (Aerospace/Defense)	328	23,173
Allscripts Healthcare Solutions, Inc.* (Software)	1,968	42,391
AMB Property Corp. (REIT)	1,804	65,666
American Eagle Outfitters, Inc. (Retail)	2,050	31,898
American Financial Group, Inc. (Insurance)	820	29,331
American Greetings Corp. - Class A (Household Products/Wares)	410	10,086
Ametek, Inc. (Electrical Components & Equipment)	1,640	75,506
Ann, Inc.* (Retail)	574	17,915
ANSYS, Inc.* (Software)	984	54,405
AOL, Inc.* (Internet)	1,148	23,396
Apollo Investment Corp. (Investment Companies)	2,050	24,292
AptarGroup, Inc. (Miscellaneous Manufacturing)	738	38,708
Aqua America, Inc. (Water)	1,476	33,284
Arch Coal, Inc. (Coal)	1,722	59,065
Arrow Electronics, Inc.* (Electronics)	1,230	56,076
Arthur J. Gallagher & Co. (Insurance)	1,148	34,187
Ascena Retail Group, Inc.* (Retail)	738	23,092
Ashland, Inc. (Chemicals)	820	50,906
Aspen Insurance Holdings, Ltd. (Insurance)	738	21,085
Associated Banc-Corp (Banks)	1,804	26,338
Astoria Financial Corp. (Savings & Loans)	902	13,052
Atmel Corp.* (Semiconductors)	4,756	72,767
Atmos Energy Corp. (Gas)	984	34,332
Atwood Oceanics, Inc.* (Oil & Gas)	574	25,790
Avnet, Inc.* (Electronics)	1,558	56,587
Bally Technologies, Inc.* (Entertainment)	574	22,380
BancorpSouth, Inc. (Banks)	738	10,000
Bank of Hawaii Corp. (Banks)	492	24,005
Barnes & Noble, Inc. (Retail)	410	4,506
BE Aerospace, Inc.* (Aerospace/Defense)	1,066	41,137
Bill Barrett Corp.* (Oil & Gas)	492	20,531
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	164	20,520
BJ’s Wholesale Club, Inc.* (Retail)	574	29,458
Black Hills Corp. (Electric)	410	14,247
Bob Evans Farms, Inc. (Retail)	328	10,286
BorgWarner, Inc.* (Auto Parts & Equipment)	1,148	88,671
Boyd Gaming Corp.* (Lodging)	574	5,132
BRE Properties, Inc. - Class A (REIT)	656	33,272
Brinker International, Inc. (Retail)	902	21,729
Broadridge Financial Solutions, Inc. (Software)	1,312	30,491
Brown & Brown, Inc. (Insurance)	1,230	31,795
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	820	74,989
Cabot Corp. (Chemicals)	656	29,422
Cadence Design Systems, Inc.* (Computers)	2,788	28,939
Camden Property Trust (REIT)	738	46,309
CARBO Ceramics, Inc. (Oil & Gas Services)	164	26,394
Career Education Corp.* (Commercial Services)	656	14,307
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	656	32,498
Carpenter Technology Corp. (Iron/Steel)	492	25,220
Cathay Bancorp, Inc. (Banks)	820	13,981
Charles River Laboratories International, Inc.* (Biotechnology)	574	24,217
Cheesecake Factory, Inc.* (Retail)	656	19,300
Chico’s FAS, Inc. (Retail)	1,886	27,592
Church & Dwight, Inc. (Household Products/Wares)	738	60,870
Ciena Corp.* (Telecommunications)	984	27,788
Cimarex Energy Co. (Oil & Gas)	902	99,752
City National Corp. (Banks)	492	28,098
Clean Harbors, Inc.* (Environmental Control)	246	24,231
Cleco Corp. (Electric)	656	23,026
Collective Brands, Inc.* (Retail)	656	13,776
Commerce Bancshares, Inc. (Banks)	820	34,899
Commercial Metals Co. (Metal Fabricate/Hardware)	1,230	20,615
Community Health Systems, Inc.* (Healthcare - Services)	984	30,238
Compass Minerals International, Inc. (Mining)	328	32,016
Comstock Resources, Inc.* (Oil & Gas)	492	15,774
Con-way, Inc. (Transportation)	574	22,340
Concur Technologies, Inc.* (Software)	492	28,472

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Convergys Corp.* (Commercial Services)	1,312	$19,024
Copart, Inc.* (Retail)	656	29,763
CoreLogic, Inc.* (Commercial Services)	1,066	19,625
Corn Products International, Inc. (Food)	820	45,182
Corporate Office Properties Trust (REIT)	738	25,985
Corrections Corp. of America* (Commercial Services)	1,148	28,574
Cousins Properties, Inc. (REIT)	1,066	9,594
Covance, Inc.* (Healthcare - Services)	656	41,066
Crane Co. (Miscellaneous Manufacturing)	492	24,556
Cree Research, Inc.* (Semiconductors)	1,148	46,770
Cullen/Frost Bankers, Inc. (Banks)	656	38,861
Cypress Semiconductor Corp.* (Semiconductors)	1,804	39,255
Cytec Industries, Inc. (Chemicals)	492	28,871
Deckers Outdoor Corp.* (Apparel)	410	34,793
Deluxe Corp. (Commercial Services)	574	15,544
Dick’s Sporting Goods, Inc.* (Retail)	902	36,919
Diebold, Inc. (Computers)	656	22,173
Digital River, Inc.* (Internet)	410	13,341
Dollar Tree, Inc.* (Retail)	1,312	75,440
Donaldson Co., Inc. (Miscellaneous Manufacturing)	820	50,209
DPL, Inc. (Electric)	1,230	37,257
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	738	19,550
Dril-Quip, Inc.* (Oil & Gas Services)	328	25,112
DST Systems, Inc. (Computers)	410	20,217
Duke Realty Corp. (REIT)	2,624	40,016
East West Bancorp, Inc. (Banks)	1,558	32,921
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,788	7,751
Eaton Vance Corp. (Diversified Financial Services)	1,230	41,537
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,230	48,167
Energen Corp. (Gas)	738	47,977
Energizer Holdings, Inc.* (Electrical Components & Equipment)	738	55,741
Equinix, Inc.* (Internet)	492	49,525
Equity One, Inc. (REIT)	492	9,751
Essex Property Trust, Inc. (REIT)	328	44,437
Everest Re Group, Ltd. (Insurance)	574	52,303
Exterran Holdings, Inc.* (Oil & Gas Services)	656	14,242
FactSet Research Systems, Inc. (Computers)	492	53,830
Fair Isaac Corp. (Software)	410	12,251
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,312	27,513
Federal Realty Investment Trust (REIT)	656	57,439
Fidelity National Title Group, Inc. - Class A (Insurance)	2,296	35,450
First American Financial Corp. (Insurance)	1,066	16,630
First Niagara Financial Group, Inc. (Savings & Loans)	3,198	46,051
FirstMerit Corp. (Banks)	1,148	20,056
Flowers Foods, Inc. (Food)	820	25,059
Foot Locker, Inc. (Retail)	1,640	35,293
Forest Oil Corp.* (Oil & Gas)	1,148	41,225
Fossil, Inc.* (Household Products/Wares)	574	54,978
Frontier Oil Corp. (Oil & Gas)	1,066	29,784
FTI Consulting, Inc.* (Commercial Services)	492	19,631
Fulton Financial Corp. (Banks)	2,050	23,944
Gardner Denver, Inc. (Machinery - Diversified)	574	49,599
Gartner Group, Inc.* (Commercial Services)	902	38,705
GATX Corp. (Trucking & Leasing)	492	20,797
Gen-Probe, Inc.* (Healthcare - Products)	492	40,797
Gentex Corp. (Electronics)	1,476	46,273
Global Payments, Inc. (Software)	820	43,657
Graco, Inc. (Machinery - Diversified)	656	32,820
Granite Construction, Inc. (Engineering & Construction)	328	8,915
Great Plains Energy, Inc. (Electric)	1,394	28,689
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,230	82,361
Greenhill & Co., Inc. (Diversified Financial Services)	246	14,514
Greif, Inc. - Class A (Packaging & Containers)	328	20,369
GUESS?, Inc. (Apparel)	656	28,201
Hanesbrands, Inc.* (Apparel)	984	31,990
Hanover Insurance Group, Inc. (Insurance)	492	20,772
Hansen Natural Corp.* (Beverages)	738	48,819
Harsco Corp. (Miscellaneous Manufacturing)	820	29,192
Harte-Hanks, Inc. (Advertising)	410	3,809
Hawaiian Electric Industries, Inc. (Electric)	984	25,082
HCC Insurance Holdings, Inc. (Insurance)	1,230	40,024
Health Management Associates, Inc. - Class A* (Healthcare - Services)	2,624	29,599
Health Net, Inc.* (Healthcare - Services)	984	32,767
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,066	20,179
Henry Schein, Inc.* (Healthcare - Products)	984	71,901
Herman Miller, Inc. (Office Furnishings)	574	14,935
Highwoods Properties, Inc. (REIT)	738	27,232
Hill-Rom Holdings, Inc. (Healthcare - Products)	656	29,527
HNI Corp. (Office Furnishings)	492	13,540
Hologic, Inc.* (Healthcare - Products)	2,706	59,586
Hospitality Properties Trust (REIT)	1,312	31,685
Hubbell, Inc. - Class B (Electrical Components & Equipment)	656	45,913
Huntington Ingalls Industries, Inc.* (Transportation)	492	19,680
IDACORP, Inc. (Electric)	492	19,291

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
IDEX Corp. (Machinery - Diversified)	820	$38,474
IDEXX Laboratories, Inc.* (Healthcare - Products)	574	46,741
Immucor, Inc.* (Healthcare - Products)	738	16,111
Informatica Corp.* (Software)	1,066	59,707
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,640	30,717
Integrated Device Technology, Inc.* (Semiconductors)	1,558	12,674
International Bancshares Corp. (Banks)	574	10,114
International Rectifier Corp.* (Semiconductors)	738	25,505
International Speedway Corp. (Entertainment)	328	10,037
Intersil Corp. - Class A (Semiconductors)	1,312	19,378
Intrepid Potash, Inc.* (Chemicals)	492	16,856
Itron, Inc.* (Electronics)	410	22,316
ITT Educational Services, Inc.* (Commercial Services)	246	17,646
J. Crew Group, Inc. — Escrowed Security*(a) (Apparel)	656	—
J.B. Hunt Transport Services, Inc. (Transportation)	902	43,007
Jack Henry & Associates, Inc. (Computers)	902	30,641
Jefferies Group, Inc. (Diversified Financial Services)	1,312	31,711
JetBlue Airways Corp.* (Airlines)	2,132	12,067
John Wiley & Sons, Inc. (Media)	492	25,058
Jones Lang LaSalle, Inc. (Real Estate)	410	41,976
Kansas City Southern Industries, Inc.* (Transportation)	1,066	61,945
KB Home (Home Builders)	738	8,716
KBR, Inc. (Engineering & Construction)	1,558	59,780
Kennametal, Inc. (Hand/Machine Tools)	820	34,620
Kindred Healthcare, Inc.* (Healthcare - Services)	410	10,340
Kinetic Concepts, Inc.* (Healthcare - Products)	656	38,724
Kirby Corp.* (Transportation)	574	32,592
Korn/Ferry International* (Commercial Services)	492	10,189
Lam Research Corp.* (Semiconductors)	1,312	63,383
Lamar Advertising Co.* (Advertising)	574	18,666
Lancaster Colony Corp. (Miscellaneous Manufacturing)	164	10,022
Landstar System, Inc. (Transportation)	492	23,321
Lender Processing Services, Inc. (Diversified Financial Services)	902	26,546
Lennox International, Inc. (Building Materials)	492	23,916
Liberty Property Trust (REIT)	1,230	43,259
Life Time Fitness, Inc.* (Leisure Time)	410	16,039
LifePoint Hospitals, Inc.* (Healthcare - Services)	574	23,884
Lincare Holdings, Inc. (Healthcare - Services)	984	30,917
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	410	32,218
LKQ Corp.* (Distribution/Wholesale)	1,558	39,293
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,394	12,964
Lubrizol Corp. (Chemicals)	656	88,245
M.D.C. Holdings, Inc. (Home Builders)	410	11,968
Mack-Cali Realty Corp. (REIT)	902	31,859
Manpower, Inc. (Commercial Services)	820	54,325
ManTech International Corp. - Class A* (Software)	246	10,797
Martin Marietta Materials (Building Materials)	492	44,865
Masimo Corp. (Healthcare - Products)	656	22,822
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	328	13,166
MDU Resources Group, Inc. (Electric)	1,968	47,016
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	574	20,354
Mednax, Inc.* (Healthcare - Services)	492	34,893
Mentor Graphics Corp.* (Computers)	1,148	16,933
Mercury General Corp. (Insurance)	410	16,293
Meredith Corp. (Media)	410	13,702
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	328	61,467
Micros Systems, Inc.* (Computers)	820	42,656
Mine Safety Appliances Co. (Environmental Control)	328	13,015
Minerals Technologies, Inc. (Chemicals)	164	11,152
Mohawk Industries, Inc.* (Textiles)	574	34,463
MSC Industrial Direct Co. - Class A (Retail)	492	35,222
MSCI, Inc. - Class A* (Software)	1,230	43,628
National Fuel Gas Co. (Pipelines)	820	60,106
National Instruments Corp. (Computers)	902	27,367
Nationwide Health Properties, Inc. (REIT)	1,312	57,466
NCR Corp.* (Computers)	1,640	32,488
NeuStar, Inc.* (Telecommunications)	738	19,845
New York Community Bancorp (Savings & Loans)	4,592	76,227
NewMarket Corp. (Chemicals)	82	15,114
Nordson Corp. (Machinery - Diversified)	656	37,372
Northern Oil & Gas, Inc.* (Oil & Gas)	574	13,638
NSTAR (Electric)	1,066	49,356
NV Energy, Inc. (Electric)	2,460	37,367
NVR, Inc.* (Home Builders)	82	60,625
Oceaneering International, Inc.* (Oil & Gas Services)	574	50,179
Office Depot, Inc.* (Retail)	2,870	12,370
OGE Energy Corp. (Electric)	984	52,319
Oil States International, Inc.* (Oil & Gas Services)	492	40,841

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Old Republic International Corp. (Insurance)	2,706	$34,285
Olin Corp. (Chemicals)	820	21,107
OMEGA Healthcare Investors, Inc. (REIT)	1,066	24,475
Omnicare, Inc. (Pharmaceuticals)	1,230	38,647
Oshkosh Truck Corp.* (Auto Manufacturers)	984	31,153
Overseas Shipholding Group, Inc. (Transportation)	246	6,854
Owens & Minor, Inc. (Distribution/Wholesale)	656	22,599
Packaging Corp. of America (Packaging & Containers)	1,066	30,413
PacWest Bancorp (Banks)	328	7,541
Panera Bread Co. - Class A* (Retail)	328	39,724
Parametric Technology Corp.* (Software)	1,230	29,852
Patriot Coal Corp.* (Coal)	984	24,777
Patterson-UTI Energy, Inc. (Oil & Gas)	1,640	51,020
Pentair, Inc. (Miscellaneous Manufacturing)	1,066	42,811
Perrigo Co. (Pharmaceuticals)	902	81,505
PetSmart, Inc. (Retail)	1,230	51,869
Pharmaceutical Product Development, Inc. (Commercial Services)	1,230	37,945
Phillips-Van Heusen Corp. (Apparel)	738	51,963
Plains Exploration & Production Co.* (Oil & Gas)	1,476	56,147
Plantronics, Inc. (Telecommunications)	492	18,238
PNM Resources, Inc. (Electric)	902	13,828
Polaris Industries, Inc. (Leisure Time)	328	34,581
Polycom, Inc.* (Telecommunications)	902	53,967
Potlatch Corp. (Forest Products & Paper)	410	15,863
Pride International, Inc.* (Oil & Gas)	1,886	82,814
Prosperity Bancshares, Inc. (Banks)	492	22,558
Protective Life Corp. (Insurance)	902	24,273
QLogic Corp.* (Semiconductors)	1,066	19,167
Quest Software, Inc.* (Software)	656	16,899
Questar Corp. (Pipelines)	1,804	31,696
Quicksilver Resources, Inc.* (Oil & Gas)	1,230	18,265
Rackspace Hosting, Inc.* (Internet)	1,066	49,239
Ralcorp Holdings, Inc.* (Food)	574	44,657
Raymond James Financial Corp. (Diversified Financial Services)	1,066	39,975
Rayonier, Inc. (Forest Products & Paper)	820	54,415
Realty Income Corp. (REIT)	1,312	46,642
Regal-Beloit Corp. (Hand/Machine Tools)	410	31,074
Regency Centers Corp. (REIT)	820	38,589
Regis Corp. (Retail)	574	9,758
Reinsurance Group of America, Inc. (Insurance)	820	51,906
Reliance Steel & Aluminum Co. (Iron/Steel)	738	41,778
Rent-A-Center, Inc. (Commercial Services)	656	19,975
ResMed, Inc.* (Healthcare - Products)	1,558	49,685
RF Micro Devices, Inc.* (Telecommunications)	2,870	19,114
Riverbed Technology, Inc.* (Computers)	1,558	54,748
Rock-Tenn Co. - Class A (Forest Products & Paper)	410	28,319
Rollins, Inc. (Commercial Services)	656	13,756
Rovi Corp.* (Semiconductors)	1,148	55,747
RPM, Inc. (Chemicals)	1,394	32,759
Ruddick Corp. (Food)	410	17,023
Saks, Inc.* (Retail)	1,640	19,614
Scholastic Corp. (Media)	246	6,465
Scientific Games Corp. - Class A* (Entertainment)	656	6,901
SEI Investments Co. (Software)	1,476	32,959
Semtech Corp.* (Semiconductors)	656	18,414
Senior Housing Properties Trust (REIT)	1,476	35,011
Sensient Technologies Corp. (Chemicals)	492	18,642
Service Corp. International (Commercial Services)	2,542	29,919
Shaw Group, Inc.* (Engineering & Construction)	902	35,088
Silgan Holdings, Inc. (Packaging & Containers)	492	22,563
Silicon Laboratories, Inc.* (Semiconductors)	492	21,441
Skyworks Solutions, Inc.* (Semiconductors)	1,968	61,913
SL Green Realty Corp. (REIT)	820	67,675
SM Energy Co. (Oil & Gas)	656	49,764
Smithfield Foods, Inc.* (Food)	1,722	40,570
Solera Holdings, Inc. (Software)	738	40,590
Sonoco Products Co. (Packaging & Containers)	1,066	36,841
Sotheby’s (Commercial Services)	738	37,284
Southern Union Co. (Gas)	1,312	39,229
SPX Corp. (Miscellaneous Manufacturing)	492	42,533
SRA International, Inc. - Class A* (Computers)	410	12,706
StanCorp Financial Group, Inc. (Insurance)	492	21,205
Steel Dynamics, Inc. (Iron/Steel)	2,296	41,764
STERIS Corp. (Healthcare - Products)	656	23,642
Strayer Education, Inc. (Commercial Services)	164	20,316
Superior Energy Services, Inc.* (Oil & Gas Services)	820	31,504
SVB Financial Group* (Banks)	410	24,780
Synopsys, Inc.* (Computers)	1,558	42,674
Synovus Financial Corp. (Banks)	8,200	20,500
Taubman Centers, Inc. (REIT)	574	33,378
TCF Financial Corp. (Banks)	1,640	25,568
Tech Data Corp.* (Distribution/Wholesale)	492	26,140
Techne Corp. (Healthcare - Products)	410	31,861
Teleflex, Inc. (Miscellaneous Manufacturing)	410	25,834
Telephone & Data Systems, Inc. (Telecommunications)	984	33,023

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Temple-Inland, Inc. (Forest Products & Paper)	1,148	$27,012
Terex Corp.* (Machinery - Construction & Mining)	1,148	39,927
The Brink’s Co. (Miscellaneous Manufacturing)	492	16,241
The Cooper Cos., Inc. (Healthcare - Products)	492	36,851
The Corporate Executive Board Co. (Commercial Services)	328	13,071
The Macerich Co. (REIT)	1,394	73,631
The New York Times Co. - Class A* (Media)	1,230	10,000
The Ryland Group, Inc. (Home Builders)	492	8,517
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	492	27,783
The Timberland Co. - Class A* (Apparel)	410	18,528
The Timken Co. (Metal Fabricate/Hardware)	820	46,240
The Warnaco Group, Inc.* (Apparel)	492	31,665
Thomas & Betts Corp.* (Electronics)	574	33,275
Thor Industries, Inc. (Home Builders)	410	12,714
Thoratec Corp.* (Healthcare - Products)	574	17,622
Tibco Software, Inc.* (Internet)	1,722	51,643
Tidewater, Inc. (Oil & Gas Services)	574	34,159
Toll Brothers, Inc.* (Home Builders)	1,476	31,011
Tootsie Roll Industries, Inc. (Food)	246	7,291
Towers Watson & Co. - Class A (Commercial Services)	492	28,221
Tractor Supply Co. (Retail)	738	45,660
Transatlantic Holdings, Inc. (Insurance)	656	32,334
Trimble Navigation, Ltd.* (Electronics)	1,312	61,454
Trinity Industries, Inc. (Miscellaneous Manufacturing)	820	29,684
Trustmark Corp. (Banks)	574	13,340
Tupperware Corp. (Household Products/Wares)	656	41,768
tw telecom, Inc.* (Telecommunications)	1,558	33,559
UDR, Inc. (REIT)	1,886	48,829
UGI Corp. (Gas)	1,148	38,228
Under Armour, Inc. - Class A* (Retail)	328	22,455
Unit Corp.* (Oil & Gas)	410	25,838
United Rentals, Inc.* (Commercial Services)	656	19,300
United Therapeutics Corp.* (Pharmaceuticals)	492	32,944
Unitrin, Inc. (Insurance)	492	14,878
Universal Corp. (Agriculture)	246	10,671
Universal Health Services, Inc. - Class B (Healthcare - Services)	984	53,903
URS Corp.* (Engineering & Construction)	820	36,695
UTI Worldwide, Inc. (Transportation)	1,066	23,889
Valley National Bancorp (Banks)	1,722	24,659
Valmont Industries, Inc. (Metal Fabricate/Hardware)	246	25,904
Valspar Corp. (Chemicals)	984	38,681
ValueClick, Inc.* (Internet)	820	13,735
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	820	34,383
VCA Antech, Inc.* (Pharmaceuticals)	902	22,189
Vectren Corp. (Gas)	820	23,436
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,132	117,303
Vishay Intertechnology, Inc.* (Electronics)	1,722	32,856
W.R. Berkley Corp. (Insurance)	1,230	40,110
Wabtec Corp. (Machinery - Diversified)	492	35,119
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	902	36,991
Washington Federal, Inc. (Savings & Loans)	1,148	18,471
Waste Connections, Inc. (Environmental Control)	1,148	35,324
Watsco, Inc. (Distribution/Wholesale)	328	23,252
Webster Financial Corp. (Banks)	738	15,882
Weingarten Realty Investors (REIT)	1,230	32,484
WellCare Health Plans, Inc.* (Healthcare - Services)	410	17,962
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	3,362	16,205
Werner Enterprises, Inc. (Transportation)	492	12,876
Westamerica Bancorp (Banks)	328	16,659
Westar Energy, Inc. (Electric)	1,148	31,237
WGL Holdings, Inc. (Gas)	574	22,684
Williams Sonoma, Inc. (Retail)	1,066	46,275
WMS Industries, Inc.* (Leisure Time)	574	18,827
Woodward, Inc. (Electronics)	656	24,305
Worthington Industries, Inc. (Metal Fabricate/Hardware)	574	12,381
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	574	22,552

TOTAL COMMON STOCKS (Cost $8,429,826)		12,847,283

	Principal Amount	Value
Repurchase Agreements (b)(c) (70.1%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $32,339,027	$32,339,000	$32,339,000

TOTAL REPURCHASE AGREEMENTS (Cost $32,339,000)		32,339,000

TOTAL INVESTMENT SECURITIES (Cost $40,768,826)—98.0%		45,186,283
Net other assets (liabilities) — 2.0%		943,639

NET ASSETS — 100.0%		$46,129,922

(a)	Security shares issued for a future litigation payment and was fair valued at $0 on April 30, 2011.

See accompanying notes to schedules of portfolio investments.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $3,023,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 6/20/11 (Underlying notional amount at value $8,509,200)	84	$436,019

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$19,624,079	$82,665
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	4,860,059	20,632
		$103,297

Mid-Cap ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Advertising	$22,475	0.1%
Aerospace/Defense	64,310	0.1%
Agriculture	10,671	NM
Airlines	49,543	0.1%
Apparel	197,140	0.4%
Auto Manufacturers	31,153	0.1%
Auto Parts & Equipment	88,671	0.2%
Banks	434,704	0.9%
Beverages	131,180	0.3%
Biotechnology	162,040	0.4%
Building Materials	68,781	0.2%
Chemicals	421,176	0.9%
Coal	83,842	0.2%
Commercial Services	511,887	1.1%
Computers	385,372	0.8%
Cosmetics/Personal Care	33,681	0.1%
Distribution/Wholesale	142,001	0.3%
Diversified Financial Services	253,886	0.6%
Electric	424,107	0.9%
Electrical Components & Equipment	238,627	0.5%
Electronics	333,142	0.7%
Engineering & Construction	174,008	0.4%
Entertainment	58,868	0.1%
Environmental Control	72,570	0.2%
Food	179,782	0.4%
Forest Products & Paper	138,573	0.3%
Gas	239,924	0.5%
Hand/Machine Tools	97,912	0.2%
Healthcare - Products	485,870	1.1%
Healthcare - Services	305,569	0.7%
Home Builders	133,551	0.3%
Home Furnishings	21,247	0.1%
Household Products/Wares	195,485	0.4%
Insurance	516,861	1.1%
Internet	200,879	0.4%
Investment Companies	24,292	0.1%
Iron/Steel	108,762	0.2%
Leisure Time	69,447	0.2%
Lodging	5,132	NM
Machinery - Construction & Mining	114,916	0.3%
Machinery - Diversified	272,595	0.6%
Media	55,225	0.1%
Metal Fabricate/Hardware	105,140	0.2%
Mining	32,016	0.1%
Miscellaneous Manufacturing	387,313	0.8%
Office Furnishings	28,475	0.1%
Oil & Gas	530,342	1.2%
Oil & Gas Services	242,610	0.5%
Packaging & Containers	110,186	0.2%
Pharmaceuticals	243,806	0.5%
Pipelines	91,802	0.2%
REIT	971,838	2.1%
Real Estate	41,976	0.1%
Retail	746,538	1.6%
Retail - Restaurants	16,205	NM
Savings & Loans	153,801	0.3%
Semiconductors	518,310	1.1%
Software	477,806	1.0%
Telecommunications	232,607	0.5%
Textiles	34,463	0.1%
Transportation	268,111	0.6%
Trucking & Leasing	20,797	NM
Water	33,284	0.1%
Other**	33,282,639	72.1%
Total	$46,129,922	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (35.4%)
1st Source Corp. (Banks)	306	$6,493
3D Systems Corp.* (Computers)	153	6,383
99 Cents Only Stores* (Retail)	357	7,197
A.M. Castle & Co.* (Metal Fabricate/Hardware)	204	3,852
A123 Systems, Inc.* (Electrical Components & Equipment)	612	3,696
AAON, Inc. (Building Materials)	153	5,026
AAR Corp. (Aerospace/Defense)	306	7,968
Abaxis, Inc.* (Healthcare - Products)	255	7,408
ABIOMED, Inc.* (Healthcare - Products)	255	4,432
ABM Industries, Inc. (Commercial Services)	408	9,923
AboveNet, Inc. (Internet)	153	10,213
Abraxas Petroleum Corp.* (Oil & Gas)	612	3,109
Acacia Research Corp.* (Media)	255	10,483
Acadia Realty Trust (REIT)	102	2,127
Accelrys, Inc.* (Software)	510	3,861
Acco Brands Corp.* (Household Products/Wares)	561	5,447
Accuray, Inc.* (Healthcare - Products)	765	6,801
ACI Worldwide, Inc.* (Software)	306	10,110
Acme Packet, Inc.* (Telecommunications)	357	29,492
Acorda Therapeutics, Inc.* (Biotechnology)	357	10,010
Actuant Corp. - Class A (Miscellaneous Manufacturing)	561	15,573
Acuity Brands, Inc. (Miscellaneous Manufacturing)	306	17,993
Acxiom Corp.* (Software)	561	8,168
ADTRAN, Inc. (Telecommunications)	459	18,943
Advance America Cash Advance Centers, Inc. (Commercial Services)	765	4,498
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	306	4,330
Advent Software, Inc.* (Software)	204	5,555
Advisory Board Co.* (Commercial Services)	102	4,765
Aerovironment, Inc.* (Aerospace/Defense)	102	2,922
AFC Enterprises, Inc.* (Retail)	255	3,840
Affymetrix, Inc.* (Biotechnology)	612	3,305
Air Methods Corp.* (Healthcare - Services)	102	6,897
Air Transport Services Group, Inc.* (Transportation)	612	5,006
Aircastle, Ltd. (Trucking & Leasing)	561	6,990
AirTran Holdings, Inc.* (Airlines)	1,071	8,043
Akorn, Inc.* (Pharmaceuticals)	510	3,376
Alaska Air Group, Inc.* (Airlines)	255	16,797
Alaska Communications Systems Group, Inc. (Telecommunications)	459	4,439
Albany International Corp. - Class A (Machinery - Diversified)	204	5,163
Align Technology, Inc.* (Healthcare - Products)	459	11,080
Alkermes, Inc.* (Pharmaceuticals)	816	11,767
Allegiant Travel Co. (Airlines)	102	4,577
ALLETE, Inc. (Electric)	306	12,390
Alliance One International, Inc.* (Agriculture)	867	3,459
Allied Nevada Gold Corp.* (Mining)	612	26,353
Allos Therapeutics, Inc.* (Pharmaceuticals)	816	2,375
Almost Family, Inc.* (Healthcare - Services)	102	3,536
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	357	3,663
Alterra Capital Holdings, Ltd. (Insurance)	765	16,815
Altra Holdings, Inc.* (Machinery - Diversified)	255	6,474
AMAG Pharmaceuticals, Inc.* (Biotechnology)	153	2,907
AMCOL International Corp. (Mining)	255	9,491
Amedisys, Inc.* (Healthcare - Services)	255	8,497
AMERCO* (Trucking & Leasing)	51	5,188
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	459	5,875
American Campus Communities, Inc. (REIT)	357	12,549
American Capital Agency Corp. (REIT)	357	10,392
American Capital, Ltd.* (Investment Companies)	2,601	26,712
American Equity Investment Life Holding Co. (Insurance)	612	7,870
American Greetings Corp. - Class A (Household Products/Wares)	357	8,782
American Medical Systems Holdings, Inc.* (Healthcare - Products)	561	16,549
American Public Education, Inc.* (Commercial Services)	153	6,464
American Science & Engineering, Inc. (Electronics)	51	4,493
American States Water Co. (Water)	204	7,122
American Superconductor Corp.* (Electrical Components & Equipment)	408	4,835
AMERIGROUP Corp.* (Healthcare - Services)	408	27,866
Amerisafe, Inc.* (Insurance)	255	5,694
Ameristar Casinos, Inc. (Lodging)	255	5,087
Ameron International Corp. (Miscellaneous Manufacturing)	102	7,175
Amkor Technology, Inc.* (Semiconductors)	765	5,126
AmSurg Corp.* (Healthcare - Services)	306	8,219
AmTrust Financial Services, Inc. (Insurance)	153	2,953
ANADIGICS, Inc.* (Semiconductors)	561	2,194
Analogic Corp. (Electronics)	153	8,824
Anaren, Inc.* (Telecommunications)	153	2,538
Ancestry.com, Inc.* (Internet)	153	6,992
AngioDynamics, Inc.* (Healthcare - Products)	255	4,157

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Anixter International, Inc. (Telecommunications)	204	$15,329
Ann, Inc.* (Retail)	459	14,325
Anworth Mortgage Asset Corp. (REIT)	816	5,859
Apco Oil & Gas International, Inc. (Oil & Gas)	102	9,221
Apogee Enterprises, Inc. (Building Materials)	204	2,913
Apollo Investment Corp. (Investment Companies)	1,683	19,944
Applied Industrial Technologies, Inc. (Machinery - Diversified)	306	10,790
Applied Micro Circuits Corp.* (Semiconductors)	510	5,345
Approach Resources, Inc.* (Oil & Gas)	153	4,504
Arbitron, Inc. (Commercial Services)	204	7,891
Arch Chemicals, Inc. (Chemicals)	204	7,889
Ardea Biosciences, Inc.* (Pharmaceuticals)	204	5,783
Argo Group International Holdings, Ltd. (Insurance)	255	8,010
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,224	10,465
Ariba, Inc.* (Internet)	714	24,826
Arkansas Best Corp. (Transportation)	204	4,694
Arris Group, Inc.* (Telecommunications)	969	11,628
ArthroCare Corp.* (Healthcare - Products)	255	9,009
Artio Global Investors, Inc. (Diversified Financial Services)	255	4,190
Aruba Networks, Inc.* (Telecommunications)	612	21,989
Asbury Automotive Group, Inc.* (Retail)	255	4,412
Ascena Retail Group, Inc.* (Retail)	510	15,958
Ascent Media Corp. - Class A* (Entertainment)	102	4,899
Ashford Hospitality Trust (REIT)	408	5,088
Aspen Technology, Inc.* (Software)	459	6,880
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	153	5,517
Associated Estates Realty Corp. (REIT)	357	5,940
Astec Industries, Inc.* (Machinery - Construction & Mining)	153	5,933
Astoria Financial Corp. (Savings & Loans)	663	9,594
athenahealth, Inc.* (Software)	255	11,789
Atlantic Tele-Network, Inc. (Environmental Control)	102	3,746
Atlas Air Worldwide Holdings, Inc.* (Transportation)	204	14,058
ATMI, Inc.* (Semiconductors)	255	5,077
ATP Oil & Gas Corp.* (Oil & Gas)	357	6,347
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	357	8,697
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	765	3,343
Aviat Networks, Inc.* (Telecommunications)	663	3,395
Avid Technology, Inc.* (Software)	357	6,633
Avis Budget Group, Inc.* (Commercial Services)	867	16,438
Avista Corp. (Electric)	306	7,451
Axcelis Technologies, Inc.* (Semiconductors)	969	1,812
AXT, Inc.* (Semiconductors)	306	2,139
AZZ, Inc. (Miscellaneous Manufacturing)	102	4,466
B&G Foods, Inc. - Class A (Food)	510	9,221
Badger Meter, Inc. (Electronics)	102	3,867
Balchem Corp. (Chemicals)	204	8,097
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	204	3,541
Bank of the Ozarks, Inc. (Banks)	102	4,542
Barnes & Noble, Inc. (Retail)	306	3,363
Barnes Group, Inc. (Miscellaneous Manufacturing)	459	11,356
Basic Energy Services, Inc.* (Oil & Gas Services)	153	4,703
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	408	9,107
Beazer Homes USA, Inc.* (Home Builders)	663	3,090
Belden, Inc. (Electrical Components & Equipment)	357	13,577
Belo Corp. - Class A* (Media)	765	6,464
Benchmark Electronics, Inc.* (Electronics)	561	9,481
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	306	2,641
Berkshire Hills Bancorp, Inc. (Savings & Loans)	153	3,412
Berry Petroleum Co. - Class A (Oil & Gas)	408	21,677
BGC Partners, Inc. - Class A (Diversified Financial Services)	561	5,414
Big 5 Sporting Goods Corp. (Retail)	255	3,047
Bill Barrett Corp.* (Oil & Gas)	357	14,898
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	255	6,429
BioMed Realty Trust, Inc. (REIT)	1,020	20,237
BJ’s Restaurants, Inc.* (Retail)	204	9,578
Black Box Corp. (Telecommunications)	255	8,910
Black Hills Corp. (Electric)	306	10,633
Blackbaud, Inc. (Software)	357	9,875
Blackboard, Inc.* (Software)	255	12,268
BlackRock Kelso Capital Corp. (Investment Companies)	714	7,511
Blount International, Inc.* (Machinery - Diversified)	357	5,926
Blue Coat Systems, Inc.* (Internet)	306	8,813
Blue Nile, Inc.* (Internet)	102	5,814
Bob Evans Farms, Inc. (Retail)	255	7,997
Boise, Inc. (Forest Products & Paper)	612	6,010
Boston Beer Co., Inc. - Class A* (Beverages)	51	4,807
Boston Private Financial Holdings, Inc. (Banks)	663	4,634
Bottomline Technologies, Inc.* (Diversified Financial Services)	306	8,501
Boyd Gaming Corp.* (Lodging)	510	4,559
BPZ Resources, Inc.* (Oil & Gas)	765	3,641
Brady Corp. - Class A (Electronics)	357	13,462

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bridgepoint Education, Inc.* (Commercial Services)	153	$2,685
Briggs & Stratton Corp. (Machinery - Diversified)	408	9,625
Brigham Exploration Co.* (Oil & Gas)	867	29,071
Brightpoint, Inc.* (Distribution/Wholesale)	561	5,677
Bristow Group, Inc.* (Transportation)	255	11,832
Brookline Bancorp, Inc. (Savings & Loans)	408	3,762
Brooks Automation, Inc.* (Semiconductors)	561	6,861
Brown Shoe Co., Inc. (Retail)	357	4,516
Bruker Corp.* (Healthcare - Products)	612	12,081
Brunswick Corp. (Leisure Time)	714	16,686
Buckeye Technologies, Inc. (Forest Products & Paper)	357	10,053
Buffalo Wild Wings, Inc.* (Retail)	153	9,348
Cabela’s, Inc.* (Retail)	357	9,118
Cabot Microelectronics Corp.* (Chemicals)	204	9,965
CACI International, Inc. - Class A* (Computers)	204	12,466
Cal Dive International, Inc.* (Oil & Gas Services)	867	6,815
Cal-Maine Foods, Inc. (Food)	102	2,947
Calgon Carbon Corp.* (Environmental Control)	459	7,876
California Pizza Kitchen, Inc.* (Retail)	102	1,632
California Water Service Group (Water)	153	5,771
Callaway Golf Co. (Leisure Time)	714	5,055
Campus Crest Communities, Inc. (REIT)	255	3,014
Cantel Medical Corp. (Healthcare - Products)	153	3,967
Capella Education Co.* (Commercial Services)	102	5,059
Capital Lease Funding, Inc. (REIT)	765	4,284
Capital Southwest Corp. (Investment Companies)	51	4,908
Capstead Mortgage Corp. (REIT)	561	7,428
CARBO Ceramics, Inc. (Oil & Gas Services)	153	24,624
Cardinal Financial Corp. (Banks)	408	4,586
Cardtronics, Inc.* (Commercial Services)	255	5,419
Carrizo Oil & Gas, Inc.* (Oil & Gas)	255	10,159
Carter’s, Inc.* (Apparel)	459	14,192
Cascade Corp. (Machinery - Diversified)	102	4,672
Casey’s General Stores, Inc. (Retail)	255	9,953
Cash America International, Inc. (Retail)	255	12,100
Cass Information Systems, Inc. (Banks)	153	6,108
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	306	18,225
Cathay Bancorp, Inc. (Banks)	612	10,435
Cavco Industries, Inc.* (Home Builders)	51	2,370
Cavium Networks, Inc.* (Semiconductors)	306	14,449
Cbeyond, Inc.* (Telecommunications)	204	2,603
CBL & Associates Properties, Inc. (REIT)	1,020	18,941
CEC Entertainment, Inc. (Retail)	204	7,717
Cedar Shopping Centers, Inc. (REIT)	816	4,814
Celadon Group, Inc.* (Transportation)	204	3,013
Celera Corp.* (Biotechnology)	867	6,858
Centene Corp.* (Healthcare - Services)	408	14,782
Central Garden & Pet Co. - Class A* (Household Products/Wares)	612	6,132
Century Aluminum Co.* (Mining)	561	11,209
Cenveo, Inc.* (Commercial Services)	510	3,305
Cepheid, Inc.* (Healthcare - Products)	510	16,478
Ceradyne, Inc.* (Miscellaneous Manufacturing)	204	9,559
CEVA, Inc.* (Semiconductors)	204	6,238
CH Energy Group, Inc. (Electric)	102	5,469
Charming Shoppes, Inc.* (Retail)	1,224	5,545
Chart Industries, Inc.* (Machinery - Diversified)	255	12,396
Checkpoint Systems, Inc.* (Electronics)	306	6,444
Cheesecake Factory, Inc.* (Retail)	459	13,504
Chemed Corp. (Commercial Services)	255	17,756
Chemical Financial Corp. (Banks)	459	9,240
Cheniere Energy, Inc.* (Oil & Gas)	510	4,631
Chesapeake Utilities Corp. (Oil & Gas Services)	102	4,365
Chiquita Brands International, Inc.* (Food)	408	6,495
Churchill Downs, Inc. (Entertainment)	204	8,509
Cincinnati Bell, Inc.* (Telecommunications)	1,581	4,727
Cinemark Holdings, Inc. (Entertainment)	408	8,295
CIRCOR International, Inc. (Metal Fabricate/Hardware)	153	6,951
Cirrus Logic, Inc.* (Semiconductors)	561	9,290
Citi Trends, Inc.* (Retail)	153	3,406
City Holding Co. (Banks)	102	3,478
Clarcor, Inc. (Miscellaneous Manufacturing)	408	18,438
Clayton Williams Energy, Inc.* (Oil & Gas)	51	4,619
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	408	6,952
Clean Harbors, Inc.* (Environmental Control)	204	20,094
Clearwater Paper Corp.* (Forest Products & Paper)	102	8,005
Cleco Corp. (Electric)	255	8,951
Cloud Peak Energy, Inc.* (Coal)	255	5,309
CNA Surety Corp.* (Insurance)	153	4,053
CNO Financial Group, Inc.* (Insurance)	1,734	13,976
Coeur d’Alene Mines Corp.* (Mining)	714	22,641
Cogent Communications Group, Inc.* (Internet)	408	5,920

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cognex Corp. (Machinery - Diversified)	306	$9,572
Cohen & Steers, Inc. (Diversified Financial Services)	153	4,813
Coherent, Inc.* (Electronics)	255	15,940
Cohu, Inc. (Semiconductors)	255	3,675
Coinstar, Inc.* (Commercial Services)	255	13,765
Colfax Corp.* (Miscellaneous Manufacturing)	306	6,686
Collective Brands, Inc.* (Retail)	510	10,710
Colonial Properties Trust (REIT)	663	14,029
Colony Financial, Inc. (REIT)	204	3,811
Columbia Banking System, Inc. (Banks)	459	8,657
Columbia Sportswear Co. (Apparel)	102	6,935
Columbus McKinnon Corp. NY* (Machinery - Diversified)	204	4,080
Comfort Systems USA, Inc. (Building Materials)	357	4,359
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	204	3,521
Community Bank System, Inc. (Banks)	306	7,656
Community Trust Bancorp, Inc. (Banks)	153	4,330
Commvault Systems, Inc.* (Software)	306	12,053
Compass Diversified Holdings (Holding Companies - Diversified)	459	7,693
Complete Production Services, Inc.* (Oil & Gas Services)	612	20,771
Computer Programs & Systems, Inc. (Software)	102	5,997
comScore, Inc.* (Internet)	204	6,081
Comtech Telecommunications Corp. (Telecommunications)	255	7,217
Conceptus, Inc.* (Healthcare - Products)	255	3,935
Concur Technologies, Inc.* (Software)	306	17,708
CONMED Corp.* (Healthcare - Products)	306	8,592
Consolidated Communications Holdings, Inc. (Telecommunications)	561	10,317
Consolidated Graphics, Inc.* (Commercial Services)	102	5,727
Constant Contact, Inc.* (Internet)	204	5,653
Contango Oil & Gas Co. (Oil & Gas)	102	6,316
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	459	12,384
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	102	3,418
Corinthian Colleges, Inc.* (Commercial Services)	663	2,950
CorVel Corp.* (Commercial Services)	102	5,284
CoStar Group, Inc.* (Commercial Services)	204	13,876
Cousins Properties, Inc. (REIT)	816	7,344
Cracker Barrel Old Country Store, Inc. (Retail)	204	10,451
Credit Acceptance Corp.* (Diversified Financial Services)	51	4,126
Crocs, Inc.* (Apparel)	714	14,359
Crosstex Energy, Inc. (Oil & Gas)	459	4,842
CSG Systems International, Inc.* (Software)	306	6,499
CTS Corp. (Electronics)	459	5,044
Cubic Corp. (Electronics)	153	8,274
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	561	18,990
Curtiss-Wright Corp. (Aerospace/Defense)	357	11,870
CVB Financial Corp. (Banks)	714	6,954
CVR Energy, Inc.* (Oil & Gas)	306	6,802
Cyberonics, Inc.* (Healthcare - Products)	255	9,070
Cymer, Inc.* (Electronics)	204	9,814
Cypress Sharpridge Investments, Inc. (REIT)	306	3,779
Daktronics, Inc. (Electronics)	255	2,736
Dana Holding Corp.* (Auto Parts & Equipment)	1,122	20,387
Danvers Bancorp, Inc. (Savings & Loans)	357	8,050
Darling International, Inc.* (Environmental Control)	663	10,721
DCT Industrial Trust, Inc. (REIT)	1,530	8,889
DealerTrack Holdings, Inc.* (Internet)	306	6,873
Deckers Outdoor Corp.* (Apparel)	306	25,967
Delcath Systems, Inc.* (Healthcare - Products)	408	2,885
Delphi Financial Group, Inc. - Class A (Insurance)	459	14,665
Deltic Timber Corp. (Forest Products & Paper)	102	6,916
Deluxe Corp. (Commercial Services)	459	12,430
Denny’s Corp.* (Retail)	969	3,963
DepoMed, Inc.* (Pharmaceuticals)	561	4,954
Dex One Corp.* (Media)	408	1,714
Dexcom, Inc.* (Healthcare - Products)	561	9,341
DG Fastchannel, Inc.* (Media)	204	7,464
Diamond Foods, Inc. (Food)	153	10,037
DiamondRock Hospitality Co. (REIT)	1,224	14,737
Digital River, Inc.* (Internet)	306	9,957
DigitalGlobe, Inc.* (Telecommunications)	255	7,395
Dillards, Inc. - Class A (Retail)	306	14,694
Dime Community Bancshares, Inc. (Savings & Loans)	306	4,731
DineEquity, Inc.* (Retail)	153	7,645
Diodes, Inc.* (Semiconductors)	255	8,726
Dionex Corp.* (Electronics)	153	18,108
Dole Food Co., Inc.* (Food)	306	4,226
Dollar Financial Corp.* (Commercial Services)	306	7,035
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	204	14,062
Domino’s Pizza, Inc.* (Retail)	357	6,629
Dorman Products, Inc.* (Auto Parts & Equipment)	102	3,978
Drew Industries, Inc. (Building Materials)	204	4,910
Dril-Quip, Inc.* (Oil & Gas Services)	255	19,523
DSW, Inc. - Class A* (Retail)	102	4,843
DTS, Inc.* (Home Furnishings)	153	6,741

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Duff & Phelps Corp. - Class A (Diversified Financial Services)	255	$3,924
DuPont Fabros Technology, Inc. (REIT)	306	7,485
Durect Corp.* (Pharmaceuticals)	1,377	5,136
Dycom Industries, Inc.* (Engineering & Construction)	306	4,547
Dynavax Technologies Corp.* (Biotechnology)	969	2,694
Dynegy, Inc. - Class A* (Electric)	765	4,850
E.W. Scripps Co.* (Media)	459	4,361
Eagle Bulk Shipping, Inc.* (Transportation)	663	2,274
EarthLink, Inc. (Internet)	714	5,869
EastGroup Properties, Inc. (REIT)	204	9,396
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,142	5,955
Ebix, Inc.* (Software)	204	4,661
Echelon Corp.* (Computers)	306	2,910
Education Realty Trust, Inc. (REIT)	357	3,038
eHealth, Inc.* (Insurance)	204	2,774
El Paso Electric Co.* (Electric)	306	9,480
Electro Scientific Industries, Inc.* (Electronics)	306	5,034
Electronics for Imaging, Inc.* (Computers)	459	8,244
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	204	6,132
EMCOR Group, Inc.* (Engineering & Construction)	510	15,795
Emergent Biosolutions, Inc.* (Biotechnology)	204	4,735
Emeritus Corp.* (Healthcare - Services)	204	5,000
Empire District Electric Co. (Electric)	357	8,011
Employers Holdings, Inc. (Insurance)	306	6,169
EMS Technologies, Inc.* (Telecommunications)	255	6,441
Emulex Corp.* (Semiconductors)	561	5,436
Encore Capital Group, Inc.* (Diversified Financial Services)	102	3,054
Encore Wire Corp. (Electrical Components & Equipment)	153	4,270
Endeavour International Corp.* (Oil & Gas)	204	2,958
Endologix, Inc.* (Healthcare - Products)	510	4,055
Energy Partners, Ltd.* (Oil & Gas)	306	5,572
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	561	20,336
EnergySolutions, Inc. (Environmental Control)	663	3,746
EnerNOC, Inc.* (Electric)	153	2,740
EnerSys* (Electrical Components & Equipment)	357	13,527
Ennis, Inc. (Household Products/Wares)	306	5,716
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	204	8,176
Enstar Group, Ltd.* (Insurance)	102	11,439
Entegris, Inc.* (Semiconductors)	1,071	9,243
Entertainment Properties Trust (REIT)	357	16,997
Entropic Communications, Inc.* (Semiconductors)	510	4,468
Enzon Pharmaceuticals, Inc.* (Biotechnology)	561	6,440
Epicor Software Corp.* (Software)	510	6,375
EPIQ Systems, Inc. (Software)	306	4,354
Equity Lifestyle Properties, Inc. (REIT)	204	12,207
Equity One, Inc. (REIT)	255	5,054
eResearchTechnology, Inc.* (Internet)	459	2,919
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	204	7,483
Esterline Technologies Corp.* (Aerospace/Defense)	255	18,309
Ethan Allen Interiors, Inc. (Home Furnishings)	255	6,143
Euronet Worldwide, Inc.* (Commercial Services)	357	6,694
Evercore Partners, Inc. - Class A (Diversified Financial Services)	153	5,338
Exelixis, Inc.* (Biotechnology)	918	11,255
Exide Technologies* (Electrical Components & Equipment)	663	6,657
Exlservice Holdings, Inc.* (Commercial Services)	204	4,227
Exponent, Inc.* (Commercial Services)	153	6,565
Express, Inc. (Retail)	153	3,303
Extra Space Storage, Inc. (REIT)	663	14,354
EZCORP, Inc. - Class A* (Retail)	357	11,242
F.N.B. Corp. (Banks)	816	8,935
Fair Isaac Corp. (Software)	357	10,667
FARO Technologies, Inc.* (Electronics)	153	6,605
FBL Financial Group, Inc. - Class A (Insurance)	204	6,222
Federal Signal Corp. (Miscellaneous Manufacturing)	612	4,131
FEI Co.* (Electronics)	306	9,933
FelCor Lodging Trust, Inc.* (REIT)	969	6,163
Ferro Corp.* (Chemicals)	714	10,710
Fifth Street Finance Corp. (Investment Companies)	714	9,518
Finisar Corp.* (Telecommunications)	561	15,758
First American Financial Corp. (Insurance)	867	13,525
First Cash Financial Services, Inc.* (Retail)	204	8,005
First Commonwealth Financial Corp. (Banks)	918	5,692
First Financial Bancorp (Banks)	459	7,564
First Financial Bankshares, Inc. (Banks)	204	11,306
First Financial Corp. (Banks)	153	4,920
First Industrial Realty Trust, Inc.* (REIT)	561	7,024
First Midwest Bancorp, Inc. (Banks)	561	7,349
First Potomac Realty Trust (REIT)	408	6,622
FirstMerit Corp. (Banks)	765	13,365
Flagstone Reinsurance Holdings S.A. (Insurance)	561	4,718
Flushing Financial Corp. (Savings & Loans)	255	3,754

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Force Protection, Inc.* (Auto Manufacturers)	714	$3,206
Forestar Group, Inc.* (Real Estate)	357	7,022
FormFactor, Inc.* (Semiconductors)	408	4,231
Forrester Research, Inc. (Commercial Services)	153	6,045
Fortinet, Inc.* (Computers)	306	14,902
Forward Air Corp. (Transportation)	204	6,858
FPIC Insurance Group, Inc.* (Insurance)	102	3,766
Franklin Electric Co., Inc. (Hand/Machine Tools)	204	9,202
Franklin Street Properties Corp. (REIT)	612	8,654
Fred’s, Inc. (Retail)	510	7,120
Freightcar America, Inc.* (Miscellaneous Manufacturing)	153	4,587
Fresh Del Monte Produce, Inc. (Food)	306	8,296
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	153	4,548
Fuller (H.B.) Co. (Chemicals)	408	8,915
G & K Services, Inc. (Textiles)	204	6,752
G-III Apparel Group, Ltd.* (Apparel)	102	4,576
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	102	5,248
Gaylord Entertainment Co.* (Lodging)	255	9,147
Genco Shipping & Trading, Ltd.* (Transportation)	255	2,139
GenCorp, Inc.* (Aerospace/Defense)	663	4,329
Generac Holdings, Inc.* (Electrical Components & Equipment)	204	4,247
General Communication, Inc. - Class A* (Telecommunications)	510	5,865
General Moly, Inc.* (Mining)	561	2,872
Genesco, Inc.* (Retail)	204	8,238
Genesee & Wyoming, Inc. - Class A* (Transportation)	306	18,966
Genomic Health, Inc.* (Healthcare - Products)	102	2,785
Gentiva Health Services, Inc.* (Healthcare - Services)	255	7,140
GeoEye, Inc.* (Telecommunications)	204	7,566
Georgia Gulf Corp.* (Chemicals)	306	12,050
Geron Corp.* (Biotechnology)	1,071	5,141
Getty Realty Corp. (REIT)	153	3,888
GFI Group, Inc. (Diversified Financial Services)	663	3,388
Gibraltar Industries, Inc.* (Iron/Steel)	357	4,170
Glacier Bancorp, Inc. (Banks)	561	8,432
Glatfelter (Forest Products & Paper)	357	4,855
Glimcher Realty Trust (REIT)	714	6,819
Global Crossing, Ltd.* (Telecommunications)	306	7,154
Global Industries, Ltd.* (Oil & Gas Services)	969	9,554
Globe Specialty Metals, Inc. (Mining)	510	11,480
Golar LNG, Ltd. (Transportation)	357	11,624
Golden Star Resources, Ltd.* (Mining)	2,091	6,796
Goodrich Petroleum Corp.* (Oil & Gas)	204	4,584
Government Properties Income Trust (REIT)	204	5,594
GrafTech International, Ltd.* (Electrical Components & Equipment)	867	20,114
Grand Canyon Education, Inc.* (Commercial Services)	255	3,687
Granite Construction, Inc. (Engineering & Construction)	255	6,931
Graphic Packaging Holding Co.* (Packaging & Containers)	1,173	6,440
Great Lakes Dredge & Dock Co. (Commercial Services)	510	3,800
Greatbatch, Inc.* (Electrical Components & Equipment)	204	5,522
Greenlight Capital Re, Ltd. - Class A* (Insurance)	306	8,614
Griffon Corp.* (Miscellaneous Manufacturing)	459	5,848
Group 1 Automotive, Inc. (Retail)	204	8,780
GSI Commerce, Inc.* (Internet)	510	14,928
GT Solar International, Inc.* (Semiconductors)	510	5,697
Gulf Island Fabrication, Inc. (Oil & Gas Services)	153	5,407
GulfMark Offshore, Inc. - Class A* (Transportation)	204	8,684
Gulfport Energy Corp.* (Oil & Gas)	255	8,680
H&E Equipment Services, Inc.* (Commercial Services)	357	7,104
Haemonetics Corp.* (Healthcare - Products)	204	14,321
Halozyme Therapeutics, Inc.* (Biotechnology)	816	5,410
Hancock Holding Co. (Banks)	255	8,328
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	204	5,543
Harleysville Group, Inc. (Insurance)	153	4,908
Harmonic, Inc.* (Telecommunications)	969	8,023
Harte-Hanks, Inc. (Advertising)	357	3,317
Harvest Natural Resources, Inc.* (Oil & Gas)	255	3,524
Hatteras Financial Corp. (REIT)	408	11,591
Hawaiian Holdings, Inc.* (Airlines)	459	2,685
Hawkins, Inc. (Chemicals)	102	4,798
Haynes International, Inc. (Metal Fabricate/Hardware)	102	5,512
Healthcare Realty Trust, Inc. (REIT)	408	9,319
Healthcare Services Group, Inc. (Commercial Services)	510	9,058
HEALTHSOUTH Corp.* (Healthcare - Services)	765	19,607
HealthSpring, Inc.* (Healthcare - Services)	459	19,044
Healthways, Inc.* (Healthcare - Services)	306	5,178
Heartland Express, Inc. (Transportation)	306	5,279
Heartland Payment Systems, Inc. (Commercial Services)	408	8,144
HeartWare International, Inc.* (Healthcare - Products)	102	7,610
Heckmann Corp.* (Beverages)	714	4,498

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hecla Mining Co.* (Mining)	1,989	$18,716
HEICO Corp. (Aerospace/Defense)	307	14,773
Heidrick & Struggles International, Inc. (Commercial Services)	153	3,580
Helen of Troy, Ltd.* (Household Products/Wares)	255	7,936
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	867	16,412
Hercules Offshore, Inc.* (Oil & Gas Services)	1,071	6,721
Hercules Technology Growth Capital, Inc. (Investment Companies)	459	4,934
Herman Miller, Inc. (Office Furnishings)	459	11,943
Hersha Hospitality Trust (REIT)	1,275	7,574
Hexcel Corp.* (Aerospace/Defense Equipment)	765	16,470
Hibbett Sports, Inc.* (Retail)	204	7,707
Highwoods Properties, Inc. (REIT)	459	16,937
Hilltop Holdings, Inc.* (Real Estate)	255	2,474
Hittite Microwave Corp.* (Semiconductors)	204	13,136
HMS Holdings Corp.* (Commercial Services)	255	20,071
HNI Corp. (Office Furnishings)	408	11,228
Home Bancshares, Inc. (Banks)	255	6,112
Home Properties, Inc. (REIT)	255	16,167
Horace Mann Educators Corp. (Insurance)	459	8,207
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	153	4,472
Horsehead Holding Corp.* (Mining)	408	6,434
Houston American Energy Corp. (Oil & Gas)	153	2,814
HSN, Inc.* (Retail)	306	10,153
Hub Group, Inc. - Class A* (Transportation)	306	12,326
Hudson Valley Holding Corp. (Banks)	153	3,459
Hughes Communications, Inc.* (Telecommunications)	102	6,105
Huron Consulting Group, Inc.* (Commercial Services)	204	5,875
Hypercom Corp.* (Telecommunications)	357	4,273
IBERIABANK Corp. (Banks)	153	9,182
ICF International, Inc.* (Commercial Services)	204	4,969
Iconix Brand Group, Inc.* (Apparel)	561	13,739
ICU Medical, Inc.* (Healthcare - Products)	102	4,601
IDACORP, Inc. (Electric)	255	9,999
IDT Corp. (Telecommunications)	102	2,957
iGATE Corp. (Computers)	204	3,460
II-VI, Inc.* (Electronics)	204	11,801
Imation Corp.* (Computers)	306	3,143
Immucor, Inc.* (Healthcare - Products)	612	13,360
ImmunoGen, Inc.* (Biotechnology)	663	8,858
Impax Laboratories, Inc.* (Pharmaceuticals)	510	13,964
Incyte, Corp.* (Biotechnology)	765	14,137
Independent Bank Corp./MA (Banks)	204	5,979
Infinera Corp.* (Telecommunications)	714	5,583
Infinity Property & Casualty Corp. (Insurance)	102	6,028
InfoSpace, Inc.* (Internet)	459	4,131
Inland Real Estate Corp. (REIT)	765	7,474
Innophos Holdings, Inc. (Chemicals)	153	7,090
Insight Enterprises, Inc.* (Retail)	408	7,001
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	306	7,745
Insperity, Inc. (Commercial Services)	204	6,179
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	663	3,308
Insulet Corp.* (Healthcare - Products)	408	8,768
Integra LifeSciences Holdings* (Biotechnology)	153	8,003
Integrated Device Technology, Inc.* (Semiconductors)	1,122	9,127
Interactive Intelligence, Inc.* (Software)	153	5,725
InterDigital, Inc. (Telecommunications)	357	16,526
Interface, Inc. - Class A (Office Furnishings)	459	8,556
Interline Brands, Inc.* (Building Materials)	357	7,540
Intermec, Inc.* (Machinery - Diversified)	459	5,269
InterMune, Inc.* (Biotechnology)	357	15,936
Internap Network Services Corp.* (Internet)	510	4,126
International Bancshares Corp. (Banks)	459	8,088
International Coal Group, Inc.* (Coal)	1,020	11,251
Internet Capital Group, Inc.* (Internet)	357	4,959
Interval Leisure Group, Inc.* (Leisure Time)	459	7,376
Intevac, Inc.* (Machinery - Diversified)	204	2,495
INTL FCStone, Inc.* (Diversified Financial Services)	153	4,051
Invacare Corp. (Healthcare - Products)	255	8,390
Invesco Mortgage Capital, Inc. (REIT)	255	5,799
Investment Technology Group, Inc.* (Diversified Financial Services)	357	6,108
Investors Bancorp, Inc.* (Savings & Loans)	561	8,437
Investors Real Estate Trust (REIT)	969	9,118
ION Geophysical Corp.* (Oil & Gas Services)	969	12,248
IPC The Hospitalist Co.* (Healthcare - Services)	102	5,290
IPG Photonics Corp.* (Telecommunications)	204	14,170
iRobot Corp.* (Machinery - Diversified)	204	7,226
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	918	8,611
iStar Financial, Inc.* (REIT)	714	6,869
Ixia* (Telecommunications)	357	5,833
J & J Snack Foods Corp. (Food)	102	5,184
j2 Global Communications, Inc.* (Internet)	357	10,517

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jack Henry & Associates, Inc. (Computers)	510	$17,325
Jack in the Box, Inc.* (Retail)	459	9,478
Jaguar Mining, Inc.* (Mining)	714	3,991
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	357	7,511
James River Coal Co.* (Coal)	204	4,757
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	102	3,255
JDA Software Group, Inc.* (Software)	357	11,699
JetBlue Airways Corp.* (Airlines)	1,836	10,392
John Bean Technologies Corp. (Miscellaneous Manufacturing)	255	5,154
Jos. A. Bank Clothiers, Inc.* (Retail)	204	10,694
K-Swiss, Inc. - Class A* (Apparel)	408	5,022
K12, Inc.* (Commercial Services)	255	10,039
Kadant, Inc.* (Machinery - Diversified)	153	4,720
Kaiser Aluminum Corp. (Mining)	102	5,111
Kaman Corp. (Aerospace/Defense)	255	9,486
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	459	7,977
Kaydon Corp. (Metal Fabricate/Hardware)	255	9,868
KBW, Inc. (Diversified Financial Services)	357	8,111
Kelly Services, Inc. - Class A* (Commercial Services)	306	5,848
Kenexa Corp.* (Commercial Services)	204	6,002
Key Energy Services, Inc.* (Oil & Gas Services)	1,020	18,564
Kforce, Inc.* (Commercial Services)	255	3,991
Kilroy Realty Corp. (REIT)	459	19,250
Kindred Healthcare, Inc.* (Healthcare - Services)	357	9,004
KIT Digital, Inc.* (Internet)	306	3,522
Kite Realty Group Trust (REIT)	765	3,978
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	714	9,796
Knight Transportation, Inc. (Transportation)	408	7,348
Knightsbridge Tankers, Ltd. (Transportation)	204	4,568
Knoll, Inc. (Office Furnishings)	408	8,009
Knology, Inc.* (Telecommunications)	306	4,667
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,428	10,025
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	153	6,997
Korn/Ferry International* (Commercial Services)	357	7,393
Kraton Performance Polymers, Inc.* (Chemicals)	102	4,708
Krispy Kreme Doughnuts, Inc.* (Retail)	510	2,861
Kulicke & Soffa Industries, Inc.* (Semiconductors)	561	5,083
L-1 Identity Solutions, Inc.* (Electronics)	612	7,179
L.B. Foster Co. - Class A (Metal Fabricate/Hardware)	102	4,341
La-Z-Boy, Inc.* (Home Furnishings)	561	6,597
Laclede Group, Inc. (Gas)	408	15,655
Ladish Co., Inc.* (Metal Fabricate/Hardware)	153	8,675
Lakeland Financial Corp. (Banks)	255	5,587
Lancaster Colony Corp. (Miscellaneous Manufacturing)	153	9,350
Landauer, Inc. (Commercial Services)	102	6,137
LaSalle Hotel Properties (REIT)	561	15,787
Lattice Semiconductor Corp.* (Semiconductors)	918	6,233
Lawson Software, Inc.* (Software)	1,071	11,856
Layne Christensen Co.* (Engineering & Construction)	204	6,071
Lexington Realty Trust (REIT)	867	8,653
LHC Group, Inc.* (Healthcare - Services)	153	4,532
Libbey, Inc.* (Housewares)	204	3,478
Life Time Fitness, Inc.* (Leisure Time)	357	13,966
Lindsay Manufacturing Co. (Machinery - Diversified)	102	7,479
Lions Gate Entertainment Corp.* (Entertainment)	561	3,557
Lithia Motors, Inc. - Class A (Retail)	204	3,711
Littelfuse, Inc. (Electrical Components & Equipment)	204	12,691
Live Nation, Inc.* (Commercial Services)	1,071	11,877
LivePerson, Inc.* (Computers)	408	5,451
Liz Claiborne, Inc.* (Apparel)	765	4,812
LogMeIn, Inc.* (Telecommunications)	102	4,393
Loral Space & Communications, Inc.* (Telecommunications)	102	7,130
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,020	9,486
LSB Industries, Inc.* (Miscellaneous Manufacturing)	153	6,174
LTC Properties, Inc. (REIT)	204	6,002
LTX-Credence Corp.* (Semiconductors)	408	3,537
Lufkin Industries, Inc. (Oil & Gas Services)	204	18,835
Lumber Liquidators Holdings, Inc.* (Retail)	204	5,294
Luminex Corp.* (Healthcare - Products)	357	6,922
Magellan Health Services, Inc.* (Healthcare - Services)	255	13,265
Magma Design Automation, Inc.* (Electronics)	612	3,892
Magnum Hunter Resources Corp.* (Oil & Gas)	459	3,745
Maiden Holdings, Ltd. (Insurance)	612	4,559
Maidenform Brands, Inc.* (Apparel)	204	6,459
MAKO Surgical Corp.* (Healthcare - Products)	255	7,005
Manhattan Associates, Inc.* (Computers)	204	7,375
MannKind Corp.* (Pharmaceuticals)	612	2,668
ManTech International Corp. - Class A* (Software)	204	8,954
MarketAxess Holdings, Inc. (Diversified Financial Services)	204	4,967

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marten Transport, Ltd. (Transportation)	153	$3,421
Masimo Corp. (Healthcare - Products)	357	12,420
MasTec, Inc.* (Telecommunications)	408	9,253
Materion Corp.* (Metal Fabricate/Hardware)	153	6,389
Matrix Service Co.* (Oil & Gas Services)	306	4,425
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	255	10,236
MAXIMUS, Inc. (Commercial Services)	153	12,238
Maxwell Technologies, Inc.* (Computers)	255	4,547
MB Financial, Inc. (Banks)	357	7,386
MCG Capital Corp. (Investment Companies)	918	6,059
McGrath Rentcorp (Commercial Services)	255	7,239
McMoRan Exploration Co.* (Oil & Gas)	765	14,007
Meadowbrook Insurance Group, Inc. (Insurance)	663	6,789
Measurement Specialties, Inc.* (Electronics)	153	5,321
MedAssets, Inc.* (Software)	357	5,719
Medical Properties Trust, Inc. (REIT)	969	11,957
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	459	16,276
Medidata Solutions, Inc.* (Software)	153	3,928
Medifast, Inc.* (Commercial Services)	102	2,015
Medivation, Inc.* (Pharmaceuticals)	306	7,558
Mentor Graphics Corp.* (Computers)	867	12,788
Mercury Computer Systems, Inc.* (Computers)	204	3,939
Meridian Bioscience, Inc. (Healthcare - Products)	408	10,082
Merit Medical Systems, Inc.* (Healthcare - Products)	306	7,136
Meritage Homes Corp.* (Home Builders)	306	7,316
Meritor, Inc.* (Auto Parts & Equipment)	714	12,288
Metabolix, Inc.* (Miscellaneous Manufacturing)	255	2,060
Methode Electronics, Inc. (Electronics)	306	3,782
MF Global Holdings, Ltd.* (Diversified Financial Services)	867	7,291
MFA Financial, Inc. (REIT)	2,091	16,686
MGE Energy, Inc. (Electric)	204	8,570
MGIC Investment Corp.* (Insurance)	1,479	12,808
Micrel, Inc. (Semiconductors)	306	3,920
Micromet, Inc.* (Biotechnology)	1,020	6,895
Microsemi Corp.* (Semiconductors)	612	14,443
MicroStrategy, Inc. - Class A* (Software)	51	7,206
Mid-America Apartment Communities, Inc. (REIT)	204	13,637
Mine Safety Appliances Co. (Environmental Control)	306	12,142
Minerals Technologies, Inc. (Chemicals)	153	10,404
MIPS Technologies, Inc.* (Semiconductors)	408	3,395
MKS Instruments, Inc. (Semiconductors)	408	11,579
Mobile Mini, Inc.* (Storage/Warehousing)	357	8,893
Modine Manufacturing Co.* (Auto Parts & Equipment)	408	7,266
ModusLink Global Solutions, Inc. (Internet)	510	2,672
Molina Healthcare, Inc.* (Healthcare - Services)	204	8,772
Molycorp, Inc.* (Mining)	204	14,953
Momenta Pharmaceuticals, Inc.* (Biotechnology)	357	6,737
Monolithic Power Systems, Inc.* (Semiconductors)	255	4,330
Monro Muffler Brake, Inc. (Commercial Services)	255	7,747
Montpelier Re Holdings, Ltd. (Insurance)	561	10,148
Moog, Inc. - Class A* (Aerospace/Defense)	357	15,751
Move, Inc.* (Internet)	1,683	4,022
MTS Systems Corp. (Computers)	153	6,773
Mueller Industries, Inc. (Metal Fabricate/Hardware)	357	13,966
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,224	5,386
MVC Capital, Inc. (Investment Companies)	204	2,821
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	102	8,483
Myers Industries, Inc. (Miscellaneous Manufacturing)	357	3,809
MYR Group, Inc.* (Engineering & Construction)	153	3,814
NACCO Industries, Inc. - Class A (Machinery - Diversified)	51	5,367
Nara Bancorp, Inc.* (Banks)	357	3,509
Nash Finch Co. (Food)	102	3,796
National CineMedia, Inc. (Entertainment)	357	6,226
National Financial Partners* (Diversified Financial Services)	357	5,744
National Health Investors, Inc. (REIT)	204	9,921
National Healthcare Corp. (Healthcare - Services)	102	4,739
National Penn Bancshares, Inc. (Banks)	1,071	8,793
National Presto Industries, Inc. (Housewares)	51	5,663
National Retail Properties, Inc. (REIT)	561	14,777
National Western Life Insurance Co. - Class A (Insurance)	51	8,215
Natus Medical, Inc.* (Healthcare - Products)	255	4,327
Navigant Consulting Co.* (Commercial Services)	561	6,536
NBT Bancorp, Inc. (Banks)	612	13,831

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nektar Therapeutics* (Biotechnology)	765	$7,941
Nelnet, Inc. - Class A (Diversified Financial Services)	306	7,047
Neogen Corp.* (Pharmaceuticals)	255	10,684
NETGEAR, Inc.* (Telecommunications)	255	10,646
Netlogic Microsystems, Inc.* (Semiconductors)	459	19,797
NetScout Systems, Inc.* (Computers)	306	7,831
Netspend Holdings, Inc.* (Diversified Financial Services)	255	2,961
NetSuite, Inc.* (Software)	153	5,295
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	510	3,922
Neutral Tandem, Inc.* (Telecommunications)	255	3,899
New Jersey Resources Corp. (Gas)	357	15,629
Newcastle Investment Corp.* (REIT)	561	3,540
NewMarket Corp. (Chemicals)	102	18,801
Newpark Resources, Inc.* (Oil & Gas Services)	714	6,447
Newport Corp.* (Electronics)	357	6,687
NewStar Financial, Inc.* (Diversified Financial Services)	357	4,266
NIC, Inc. (Internet)	510	6,556
Nicor, Inc. (Gas)	306	16,962
Nolan Co.* (Media)	255	3,001
Nordic American Tanker Shipping, Ltd. (Transportation)	459	10,548
Nordson Corp. (Machinery - Diversified)	510	29,055
Northern Oil & Gas, Inc.* (Oil & Gas)	459	10,906
NorthStar Realty Finance Corp. (REIT)	714	3,606
Northwest Bancshares, Inc. (Savings & Loans)	867	10,916
Northwest Natural Gas Co. (Gas)	255	11,791
NorthWestern Corp. (Electric)	255	8,300
Novatel Wireless, Inc.* (Telecommunications)	255	1,581
NPS Pharmaceuticals, Inc.* (Biotechnology)	867	8,991
NTELOS Holdings Corp. (Telecommunications)	306	6,037
Nu Skin Enterprises, Inc. (Retail)	408	13,093
Nutrisystem, Inc. (Commercial Services)	204	3,068
NuVasive, Inc.* (Healthcare - Products)	306	9,452
NxStage Medical, Inc.* (Healthcare - Products)	255	6,283
Oasis Petroleum, Inc.* (Oil & Gas)	357	10,971
Oclaro, Inc.* (Telecommunications)	408	4,576
Ocwen Financial Corp.* (Diversified Financial Services)	612	7,326
OfficeMax, Inc.* (Retail)	612	6,096
Old Dominion Freight Line, Inc.* (Transportation)	306	11,451
Old National Bancorp (Banks)	612	6,334
Olin Corp. (Chemicals)	612	15,753
OM Group, Inc.* (Chemicals)	204	7,393
OMEGA Healthcare Investors, Inc. (REIT)	714	16,393
Omnicell, Inc.* (Software)	306	4,706
OmniVision Technologies, Inc.* (Semiconductors)	459	15,422
Omnova Solutions, Inc.* (Chemicals)	510	4,335
On Assignment, Inc.* (Commercial Services)	357	3,916
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	510	19,161
OpenTable, Inc.* (Internet)	153	17,027
Opko Health, Inc.* (Pharmaceuticals)	1,377	5,480
Oplink Communications, Inc.* (Telecommunications)	204	4,039
OPNET Technologies, Inc. (Software)	153	5,991
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	306	3,865
optionsXpress Holdings, Inc. (Diversified Financial Services)	357	6,583
Orbital Sciences Corp.* (Aerospace/Defense)	459	8,643
Orient-Express Hotels, Ltd. - Class A* (Lodging)	816	10,012
Oriental Financial Group, Inc. (Banks)	408	5,288
Orion Marine Group, Inc.* (Engineering & Construction)	204	2,107
Oritani Financial Corp. (Savings & Loans)	561	6,878
Orthofix International N.V.* (Healthcare - Products)	153	5,213
OSI Systems, Inc.* (Electronics)	153	5,874
Otter Tail Corp. (Electric)	459	10,731
Overseas Shipholding Group, Inc. (Transportation)	204	5,683
Owens & Minor, Inc. (Distribution/Wholesale)	510	17,569
Oxford Industries, Inc. (Apparel)	102	3,504
OYO Geospace Corp.* (Oil & Gas Services)	51	4,757
P.F. Chang’s China Bistro, Inc. (Retail)	204	8,180
Pacific Sunwear of California, Inc.* (Retail)	612	1,952
PacWest Bancorp (Banks)	255	5,862
PAETEC Holding Corp.* (Telecommunications)	1,326	4,774
Papa John’s International, Inc.* (Retail)	153	4,599
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	255	8,782
Parametric Technology Corp.* (Software)	867	21,042
PAREXEL International Corp.* (Commercial Services)	459	12,742
Park Electrochemical Corp. (Electronics)	255	8,152
Park National Corp. (Banks)	102	7,046
Parker Drilling Co.* (Oil & Gas)	1,122	8,000
Parkway Properties, Inc. (REIT)	204	3,658
Patriot Coal Corp.* (Coal)	612	15,410
PDL BioPharma, Inc. (Biotechnology)	1,122	7,203
Pebblebrook Hotel Trust (REIT)	357	7,658

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Peet’s Coffee & Tea, Inc.* (Beverages)	102	$4,741
Pegasystems, Inc. (Software)	102	3,787
Penn Virginia Corp. (Oil & Gas)	408	6,308
PennantPark Investment Corp. (Investment Companies)	510	6,293
Pennsylvania REIT (REIT)	510	8,053
PennyMac Mortgage Investment Trust (REIT)	255	4,672
Penske Automotive Group, Inc.* (Retail)	357	8,025
PetMed Express, Inc. (Pharmaceuticals)	204	3,078
Petroleum Development* (Oil & Gas)	204	8,123
PetroQuest Energy, Inc.* (Oil & Gas)	510	4,468
Pharmasset, Inc.* (Pharmaceuticals)	255	25,875
PharMerica Corp.* (Pharmaceuticals)	306	4,027
PHH Corp.* (Commercial Services)	459	9,850
Photronics, Inc.* (Semiconductors)	561	4,898
PICO Holdings, Inc.* (Water)	306	9,829
Piedmont Natural Gas Co., Inc. (Gas)	561	17,812
Pier 1 Imports, Inc.* (Retail)	816	9,939
Pilgrim’s Pride Corp.* (Food)	459	2,699
Pinnacle Entertainment, Inc.* (Entertainment)	561	7,787
Pinnacle Financial Partners, Inc.* (Banks)	306	4,917
Pioneer Drilling Co.* (Oil & Gas)	510	7,905
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	153	5,485
Plantronics, Inc. (Telecommunications)	408	15,125
Platinum Underwriters Holdings, Ltd. (Insurance)	306	11,570
Plexus Corp.* (Electronics)	306	11,166
PMI Group, Inc.* (Insurance)	1,173	2,534
PNM Resources, Inc. (Electric)	663	10,164
Polaris Industries, Inc. (Leisure Time)	204	21,508
PolyOne Corp. (Chemicals)	714	10,339
Polypore International, Inc.* (Miscellaneous Manufacturing)	153	9,451
Pool Corp. (Distribution/Wholesale)	510	15,433
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	153	13,810
Portland General Electric Co. (Electric)	357	8,911
Post Properties, Inc. (REIT)	306	12,424
Potlatch Corp. (Forest Products & Paper)	306	11,839
Power Integrations, Inc. (Semiconductors)	204	8,229
Power-One, Inc.* (Electrical Components & Equipment)	561	4,634
Powerwave Technologies, Inc.* (Telecommunications)	1,173	5,361
Pre-Paid Legal Services, Inc.* (Commercial Services)	51	3,363
Premiere Global Services, Inc.* (Telecommunications)	510	4,034
Prestige Brands Holdings, Inc.* (Healthcare - Products)	357	4,123
PriceSmart, Inc. (Retail)	153	6,371
Primerica, Inc. (Insurance)	204	4,716
PrivateBancorp, Inc. (Banks)	408	6,422
ProAssurance Corp.* (Insurance)	306	20,318
Progress Software Corp.* (Software)	459	13,609
Prospect Capital Corp. (Investment Companies)	1,122	13,587
Prosperity Bancshares, Inc. (Banks)	306	14,030
Provident Financial Services, Inc. (Savings & Loans)	612	8,886
Provident New York Bancorp (Savings & Loans)	612	5,741
PS Business Parks, Inc. (REIT)	153	9,220
PSS World Medical, Inc.* (Healthcare - Products)	459	13,201
QLIK Technologies, Inc.* (Software)	102	3,270
Quaker Chemical Corp. (Chemicals)	102	4,608
Quality Systems, Inc. (Software)	153	13,727
Quanex Building Products Corp. (Building Materials)	357	7,483
Quantum Corp.* (Computers)	1,683	5,352
Quest Software, Inc.* (Software)	459	11,824
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	459	9,410
Quidel Corp.* (Healthcare - Products)	204	2,707
Quiksilver, Inc.* (Apparel)	1,122	4,881
Rackspace Hosting, Inc.* (Internet)	765	35,335
Radian Group, Inc. (Insurance)	1,071	6,351
Radiant Systems, Inc.* (Computers)	306	6,096
RailAmerica, Inc.* (Transportation)	306	5,208
Ramco-Gershenson Properties Trust (REIT)	306	3,944
Raven Industries, Inc. (Miscellaneous Manufacturing)	153	8,317
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	204	8,009
RealD, Inc.* (Computers)	102	2,966
RealNetworks, Inc.* (Internet)	663	2,453
RealPage, Inc.* (Software)	102	3,254
Red Robin Gourmet Burgers, Inc.* (Retail)	153	4,160
Redwood Trust, Inc. (REIT)	663	10,495
Regis Corp. (Retail)	408	6,936
RehabCare Group, Inc.* (Healthcare - Services)	204	7,664
Renasant Corp. (Banks)	357	5,990
Rent-A-Center, Inc. (Commercial Services)	510	15,529
Republic Airways Holdings, Inc.* (Airlines)	459	2,476
Resolute Energy Corp.* (Oil & Gas)	459	8,120
Resource Capital Corp. (REIT)	510	3,305
Resources Connection, Inc. (Commercial Services)	357	5,280
Retail Opportunity Investments Corp. (REIT)	306	3,455
Retail Ventures, Inc.* (Retail)	255	5,235
Rex Energy Corp.* (Oil & Gas)	255	3,272
RF Micro Devices, Inc.* (Telecommunications)	2,040	13,586
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	612	5,575
RightNow Technologies, Inc.* (Software)	204	7,381
Rite Aid Corp.* (Retail)	3,876	4,302
Riverbed Technology, Inc.* (Computers)	969	34,051

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
RLI Corp. (Insurance)	153	$9,064
Robbins & Myers, Inc. (Machinery - Diversified)	255	11,085
Rock-Tenn Co. - Class A (Forest Products & Paper)	306	21,135
Rockwood Holdings, Inc.* (Chemicals)	408	23,150
Rofin-Sinar Technologies, Inc.* (Electronics)	255	11,044
Rogers Corp.* (Electronics)	153	6,353
Rollins, Inc. (Commercial Services)	561	11,764
Rosetta Resources, Inc.* (Oil & Gas)	408	18,739
RPC, Inc. (Oil & Gas Services)	357	9,657
RSC Holdings, Inc.* (Commercial Services)	408	5,373
RTI International Metals, Inc.* (Mining)	204	6,516
Rubicon Technology, Inc.* (Semiconductors)	102	2,908
Ruby Tuesday, Inc.* (Retail)	561	5,896
Ruddick Corp. (Food)	306	12,705
Rue21, Inc.* (Retail)	153	4,608
Rush Enterprises, Inc.* (Retail)	306	6,447
S&T Bancorp, Inc. (Banks)	255	5,205
S1 Corp.* (Internet)	816	5,606
Sabra Health Care REIT, Inc. (REIT)	204	3,431
Safeguard Scientifics, Inc.* (Internet)	255	4,985
Safety Insurance Group, Inc. (Insurance)	102	4,776
Saks, Inc.* (Retail)	1,071	12,809
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	459	18,034
Sally Beauty Holdings, Inc.* (Retail)	867	12,823
Sanderson Farms, Inc. (Food)	204	9,710
Sandy Spring Bancorp, Inc. (Banks)	255	4,557
Sangamo BioSciences, Inc.* (Biotechnology)	408	2,929
Sanmina-SCI Corp.* (Electronics)	612	7,173
Sapient Corp.* (Internet)	816	10,302
Satcon Technology Corp.* (Electrical Components & Equipment)	969	3,101
Sauer-Danfoss, Inc.* (Machinery - Diversified)	102	6,021
Saul Centers, Inc. (REIT)	51	2,233
Savient Pharmaceuticals, Inc.* (Biotechnology)	561	6,513
SAVVIS, Inc.* (Telecommunications)	306	12,044
ScanSource, Inc.* (Distribution/Wholesale)	255	9,121
SCBT Financial Corp. (Banks)	153	4,933
Scholastic Corp. (Media)	204	5,361
Schulman (A.), Inc. (Chemicals)	255	6,457
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	153	7,932
Scientific Games Corp. - Class A* (Entertainment)	510	5,365
Seattle Genetics, Inc.* (Biotechnology)	663	11,012
Select Comfort Corp.* (Retail)	510	8,094
Select Medical Holdings Corp.* (Healthcare - Services)	561	5,004
Selective Insurance Group, Inc. (Insurance)	663	11,695
Semtech Corp.* (Semiconductors)	459	12,884
Sensient Technologies Corp. (Chemicals)	408	15,459
Sequenom, Inc.* (Biotechnology)	918	6,472
SFN Group, Inc.* (Commercial Services)	510	5,370
Shenandoah Telecommunications Co. (Telecommunications)	357	6,719
Ship Finance International, Ltd. (Transportation)	408	8,156
ShoreTel, Inc.* (Telecommunications)	306	3,198
Shuffle Master, Inc.* (Entertainment)	612	6,689
Shutterfly, Inc.* (Internet)	204	12,558
SIGA Technologies, Inc.* (Pharmaceuticals)	306	4,201
Sigma Designs, Inc.* (Semiconductors)	306	3,905
Signature Bank* (Banks)	306	17,812
Silgan Holdings, Inc. (Packaging & Containers)	408	18,711
Silicon Image, Inc.* (Semiconductors)	612	5,092
Simmons First National Corp. - Class A (Banks)	204	5,384
Simpson Manufacturing Co., Inc. (Building Materials)	408	11,391
Sinclair Broadcast Group, Inc. - Class A (Media)	408	4,688
Sirona Dental Systems, Inc.* (Healthcare - Products)	306	17,463
SJW Corp. (Water)	255	5,926
Skechers U.S.A., Inc. - Class A* (Apparel)	306	5,829
SkyWest, Inc. (Airlines)	408	6,744
Smart Modular Technologies (WWH), Inc.* (Computers)	459	4,195
Smith Corp. (Miscellaneous Manufacturing)	255	11,212
Smith Micro Software, Inc.* (Software)	255	1,969
Snyders-Lance, Inc. (Food)	204	4,029
Solarwinds, Inc.* (Software)	255	6,179
Solutia, Inc.* (Chemicals)	918	24,189
Sonic Automotive, Inc. (Retail)	357	5,034
Sonic Corp.* (Retail)	459	5,150
SonoSite, Inc.* (Healthcare - Products)	153	5,309
Sonus Networks, Inc.* (Telecommunications)	1,683	6,631
Sotheby’s (Commercial Services)	510	25,765
Sourcefire, Inc.* (Internet)	204	5,430
South Jersey Industries, Inc. (Gas)	204	11,720
Southside Bancshares, Inc. (Banks)	204	4,441
Southwest Gas Corp. (Gas)	306	12,170
Sovran Self Storage, Inc. (REIT)	204	8,727
Spansion, Inc. - Class A* (Computers)	102	2,009
Spartan Stores, Inc. (Food)	357	5,573
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	153	4,973
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	459	4,131
SRA International, Inc. - Class A* (Computers)	306	9,483
Stage Stores, Inc. (Retail)	357	6,876

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Standard Microsystems Corp.* (Semiconductors)	204	$5,539
Standard Pacific Corp.* (Home Builders)	1,020	3,937
Standard Parking Corp.* (Commercial Services)	153	2,676
Standex International Corp. (Miscellaneous Manufacturing)	153	5,594
Starwood Property Trust, Inc. (REIT)	357	8,136
STEC, Inc.* (Computers)	306	6,402
Steelcase, Inc. - Class A (Office Furnishings)	714	8,247
Steiner Leisure, Ltd.* (Commercial Services)	153	7,427
StellarOne Corp. (Banks)	306	4,284
Stepan Co. (Chemicals)	51	3,670
STERIS Corp. (Healthcare - Products)	510	18,380
Sterling Bancshares, Inc. (Banks)	816	7,254
Steven Madden, Ltd.* (Apparel)	204	10,843
Stewart Enterprises, Inc. - Class A (Commercial Services)	918	7,445
Stifel Financial Corp.* (Diversified Financial Services)	357	16,308
Stillwater Mining Co.* (Mining)	306	6,980
Stone Energy Corp.* (Oil & Gas)	357	12,624
STR Holdings, Inc.* (Miscellaneous Manufacturing)	204	3,360
Stratasys, Inc.* (Computers)	204	10,985
Strategic Hotels & Resorts, Inc.* (REIT)	1,428	9,739
SuccessFactors, Inc.* (Commercial Services)	510	17,682
Sun Communities, Inc. (REIT)	102	3,925
Sun Healthcare Group, Inc.* (Healthcare - Services)	255	3,006
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	153	7,113
Sunrise Assisted Living, Inc.* (Healthcare - Services)	510	5,294
Sunstone Hotel Investors, Inc.* (REIT)	867	9,069
Superior Industries International, Inc. (Auto Parts & Equipment)	204	5,155
Support.com, Inc.* (Internet)	357	2,046
Susquehanna Bancshares, Inc. (Banks)	1,020	9,404
SVB Financial Group* (Banks)	306	18,495
Swift Energy Co.* (Oil & Gas)	306	11,992
Sycamore Networks, Inc. (Telecommunications)	153	3,749
Sykes Enterprises, Inc.* (Computers)	357	7,151
Symmetricom, Inc.* (Telecommunications)	510	3,111
Symmetry Medical, Inc.* (Healthcare - Products)	561	5,582
Synaptics, Inc.* (Computers)	204	5,798
Synchronoss Technologies, Inc.* (Software)	204	6,581
Syneron Medical, Ltd.* (Healthcare - Products)	561	7,041
SYNNEX Corp.* (Software)	204	6,840
Syntel, Inc. (Computers)	102	5,577
Take-Two Interactive Software, Inc.* (Software)	612	9,902
TAL International Group, Inc. (Trucking & Leasing)	153	5,516
Taleo Corp. - Class A* (Software)	306	11,099
Tanger Factory Outlet Centers, Inc. (REIT)	612	16,910
Targacept, Inc.* (Pharmaceuticals)	204	4,933
Taser International, Inc.* (Electronics)	510	2,275
Team, Inc.* (Commercial Services)	204	5,090
Teekay Tankers, Ltd. - Class A (Transportation)	408	3,835
Tejon Ranch Co.* (Agriculture)	102	3,635
Tekelec* (Telecommunications)	663	5,536
Teledyne Technologies, Inc.* (Aerospace/Defense)	306	15,450
TeleTech Holdings, Inc.* (Commercial Services)	255	5,067
Tennant Co. (Machinery - Diversified)	153	6,276
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	459	21,210
Tesco Corp.* (Oil & Gas Services)	306	5,756
Tessera Technologies, Inc.* (Semiconductors)	357	7,054
Tetra Tech, Inc.* (Environmental Control)	510	12,046
TETRA Technologies, Inc.* (Oil & Gas Services)	714	10,546
Texas Capital Bancshares, Inc.* (Banks)	306	7,895
Texas Industries, Inc. (Building Materials)	153	6,452
Texas Roadhouse, Inc. - Class A (Retail)	510	8,298
The Andersons, Inc. (Agriculture)	153	7,596
The Brink’s Co. (Miscellaneous Manufacturing)	408	13,468
The Buckle, Inc. (Retail)	204	9,280
The Cato Corp. - Class A (Retail)	255	6,505
The Children’s Place Retail Stores, Inc.* (Retail)	204	10,847
The Corporate Executive Board Co. (Commercial Services)	255	10,162
The Ensign Group, Inc. (Healthcare - Services)	153	4,232
The Finish Line, Inc. - Class A (Retail)	408	8,768
The Fresh Market, Inc.* (Food)	102	4,266
The Geo Group, Inc.* (Commercial Services)	510	13,607
The Gorman-Rupp Co. (Machinery - Diversified)	102	4,126
The Greenbrier Cos., Inc.* (Trucking & Leasing)	153	4,142
The Hain Celestial Group, Inc.* (Food)	357	12,142
The Jones Group, Inc. (Apparel)	714	9,732
The Knot, Inc.* (Internet)	459	4,686
The Medicines Co.* (Pharmaceuticals)	459	7,206
The Men’s Wearhouse, Inc. (Retail)	459	12,802

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Middleby Corp.* (Machinery - Diversified)	102	$9,146
The Navigators Group, Inc.* (Insurance)	204	10,573
The Pantry, Inc.* (Retail)	204	3,158
The Pep Boys - Manny, Moe & Jack (Retail)	561	7,686
The Phoenix Cos., Inc.* (Insurance)	1,326	3,567
The Ryland Group, Inc. (Home Builders)	408	7,062
The Talbots, Inc.* (Retail)	561	3,018
The Timberland Co. - Class A* (Apparel)	306	13,828
The Ultimate Software Group, Inc.* (Software)	204	11,424
The Warnaco Group, Inc.* (Apparel)	357	22,977
The Wet Seal, Inc. - Class A* (Retail)	1,071	4,712
Theravance, Inc.* (Pharmaceuticals)	510	14,152
Thompson Creek Metals Co., Inc.* (Mining)	1,275	15,721
THQ, Inc.* (Software)	612	2,472
Tibco Software, Inc.* (Internet)	1,326	39,767
TICC Capital Corp. (Investment Companies)	357	4,048
Titan International, Inc. (Auto Parts & Equipment)	255	7,877
TiVo, Inc.* (Home Furnishings)	918	8,785
TNS, Inc.* (Commercial Services)	204	3,352
Tompkins Financial Corp. (Banks)	153	6,233
Tootsie Roll Industries, Inc. (Food)	153	4,535
Tower Group, Inc. (Insurance)	306	6,998
TowneBank (Banks)	255	3,779
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	1,428	3,756
Tredegar Corp. (Miscellaneous Manufacturing)	306	6,695
TreeHouse Foods, Inc.* (Food)	255	15,471
Trex Co., Inc.* (Building Materials)	102	3,272
TriMas Corp.* (Miscellaneous Manufacturing)	153	3,551
Triple-S Management Corp. - Class B* (Healthcare - Services)	204	4,272
TriQuint Semiconductor, Inc.* (Semiconductors)	1,173	16,152
Triumph Group, Inc. (Aerospace/Defense)	153	13,176
True Religion Apparel, Inc.* (Apparel)	255	7,706
TrueBlue, Inc.* (Commercial Services)	357	5,027
TrustCo Bank Corp. NY (Banks)	867	5,202
Trustmark Corp. (Banks)	408	9,482
TTM Technologies, Inc.* (Electronics)	663	12,677
Tutor Perini Corp. (Engineering & Construction)	255	6,798
Tyler Technologies, Inc.* (Computers)	255	6,321
U-Store-It Trust (REIT)	765	8,690
UIL Holdings Corp. (Electric)	459	14,605
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	255	13,563
Ultratech Stepper, Inc.* (Semiconductors)	204	6,387
UMB Financial Corp. (Banks)	204	8,590
Umpqua Holdings Corp. (Banks)	918	10,658
Under Armour, Inc. - Class A* (Retail)	255	17,457
UniFirst Corp. (Textiles)	153	7,919
Unisource Energy Corp. (Electric)	204	7,575
Unisys Corp.* (Computers)	306	9,082
United Bankshares, Inc. (Banks)	306	8,005
United Fire & Casualty Co. (Insurance)	357	7,069
United Natural Foods, Inc.* (Food)	357	15,240
United Online, Inc. (Internet)	714	4,712
United Rentals, Inc.* (Commercial Services)	459	13,504
United Stationers, Inc. (Distribution/Wholesale)	204	14,700
Universal American Financial Corp. (Insurance)	306	7,069
Universal Corp. (Agriculture)	204	8,850
Universal Display Corp.* (Electrical Components & Equipment)	255	14,010
Universal Electronics, Inc.* (Home Furnishings)	153	4,237
Universal Forest Products, Inc. (Building Materials)	204	6,587
Universal Health Realty Income Trust (REIT)	102	4,397
Universal Technical Institute, Inc. (Commercial Services)	204	3,686
Univest Corp. of Pennsylvania (Banks)	357	6,005
Uranium Energy Corp.* (Mining)	510	1,775
Urstadt Biddle Properties - Class A (REIT)	153	3,011
US Airways Group, Inc.* (Airlines)	1,224	11,126
US Ecology, Inc. (Environmental Control)	255	4,682
US Gold Corp.* (Mining)	765	7,191
USA Mobility, Inc. (Telecommunications)	255	3,940
USEC, Inc.* (Mining)	1,020	4,672
VAALCO Energy, Inc.* (Oil & Gas)	459	3,199
Vail Resorts, Inc.* (Entertainment)	306	14,991
Valassis Communications, Inc.* (Commercial Services)	408	11,763
ValueClick, Inc.* (Internet)	663	11,105
Vantage Drilling Co.* (Oil & Gas)	1,224	2,179
Vector Group, Ltd. (Agriculture)	357	6,555
Veeco Instruments, Inc.* (Semiconductors)	306	15,646
Venoco, Inc.* (Oil & Gas)	153	2,844
Vera Bradley, Inc.* (Retail)	102	4,961
VeriFone Systems, Inc.* (Software)	663	36,346
Viad Corp. (Commercial Services)	204	5,061
ViaSat, Inc.* (Telecommunications)	306	12,216
Vicor Corp. (Electrical Components & Equipment)	204	3,409
Virnetx Holding Corp. (Internet)	306	7,757
ViroPharma, Inc.* (Pharmaceuticals)	663	12,789
Vitamin Shoppe, Inc.* (Retail)	153	5,970
VIVUS, Inc.* (Healthcare - Products)	663	5,158
Vocus, Inc.* (Internet)	153	4,533
Volcano Corp.* (Healthcare - Products)	408	10,877

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Volcom, Inc. (Apparel)	204	$4,025
Volterra Semiconductor Corp.* (Semiconductors)	153	4,022
W&T Offshore, Inc. (Oil & Gas)	306	8,204
W.R. Grace & Co.* (Chemicals)	561	25,447
Wabash National Corp.* (Auto Manufacturers)	612	6,750
Walter Investment Management Corp. (REIT)	255	4,544
Warren Resources, Inc.* (Oil & Gas)	867	3,928
Washington REIT (REIT)	459	14,872
Washington Trust Bancorp, Inc. (Banks)	306	7,170
Watsco, Inc. (Distribution/Wholesale)	204	14,462
Watts Water Technologies, Inc. - Class A (Electronics)	255	9,868
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	459	3,098
Wave Systems Corp. - Class A* (Computers)	714	2,278
WD-40 Co. (Household Products/Wares)	153	6,350
Websense, Inc.* (Internet)	306	7,892
Webster Financial Corp. (Banks)	459	9,878
Weis Markets, Inc. (Food)	102	4,210
WellCare Health Plans, Inc.* (Healthcare - Services)	357	15,640
Werner Enterprises, Inc. (Transportation)	306	8,008
WesBanco, Inc. (Banks)	408	8,282
West Pharmaceutical Services, Inc. (Healthcare - Products)	255	12,046
Westamerica Bancorp (Banks)	204	10,361
Western Alliance Bancorp* (Banks)	612	5,061
Western Refining, Inc.* (Oil & Gas)	459	7,785
Westlake Chemical Corp. (Chemicals)	153	10,044
WGL Holdings, Inc. (Gas)	357	14,109
Whitney Holding Corp. (Banks)	714	9,668
Willbros Group, Inc.* (Oil & Gas Services)	357	3,838
Winn-Dixie Stores, Inc.* (Food)	510	3,616
Winnebago Industries, Inc.* (Home Builders)	255	3,157
Wintrust Financial Corp. (Banks)	255	8,591
Wolverine World Wide, Inc. (Apparel)	408	16,189
Woodward, Inc. (Electronics)	459	17,006
World Acceptance Corp.* (Diversified Financial Services)	102	6,931
World Fuel Services Corp. (Retail)	561	22,204
World Wrestling Entertainment, Inc. (Entertainment)	306	3,216
Worthington Industries, Inc. (Metal Fabricate/Hardware)	408	8,801
Wright Express Corp.* (Commercial Services)	306	17,237
Wright Medical Group, Inc.* (Healthcare - Products)	306	5,058
Xyratex, Ltd.* (Computers)	255	2,604
Zep, Inc. (Chemicals)	204	3,876
Zoll Medical Corp.* (Healthcare - Products)	204	11,563
Zoltek Cos., Inc.* (Chemicals)	357	4,587
Zoran Corp.* (Semiconductors)	408	4,272
Zumiez, Inc.* (Retail)	204	5,734

TOTAL COMMON STOCKS (Cost $6,491,482)		9,718,405

	Principal Amount	Value
Repurchase Agreements (a)(b) (72.3%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $19,852,017	$19,852,000	$19,852,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,852,000)		19,852,000

TOTAL INVESTMENT SECURITIES (Cost $26,343,482)—107.7%		29,570,405
Net other assets (liabilities) — (7.7)%		(2,101,862)

NET ASSETS — 100.0%		$27,468,543

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $2,335,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contract expiring 6/20/11 (Underlying notional amount at value $690,640)	8	$38,182

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$8,620,147	$72,621
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	8,566,294	86,825
		$159,446

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Advertising	$3,317	NM
Aerospace/Defense	122,677	0.4%
Aerospace/Defense Equipment	16,470	0.1%
Agriculture	30,095	0.1%
Airlines	62,840	0.2%
Apparel	195,575	0.7%
Auto Manufacturers	9,956	NM
Auto Parts & Equipment	104,489	0.4%
Banks	490,989	1.8%
Beverages	14,046	0.1%
Biotechnology	180,847	0.7%
Building Materials	59,933	0.2%
Chemicals	262,734	1.0%
Coal	36,727	0.1%
Commercial Services	573,198	2.1%
Computers	237,887	0.9%
Cosmetics/Personal Care	6,132	NM
Distribution/Wholesale	97,970	0.4%
Diversified Financial Services	164,781	0.6%
Electric	148,830	0.5%
Electrical Components & Equipment	118,620	0.4%
Electronics	258,309	0.9%
Energy - Alternate Sources	6,952	NM
Engineering & Construction	53,808	0.2%
Entertainment	69,534	0.3%
Environmental Control	75,053	0.3%
Food	144,398	0.5%
Forest Products & Paper	97,306	0.4%
Gas	115,848	0.4%
Hand/Machine Tools	9,202	NM
Healthcare - Products	396,838	1.4%
Healthcare - Services	228,426	0.8%
Holding Companies - Diversified	7,693	NM
Home Builders	26,932	0.1%
Home Furnishings	32,503	0.1%
Household Products/Wares	45,336	0.2%
Housewares	9,141	NM
Insurance	299,225	1.1%
Internet	331,557	1.2%
Investment Companies	106,335	0.4%
Iron/Steel	4,170	NM
Leisure Time	64,591	0.2%
Lodging	28,805	0.1%
Machinery - Construction & Mining	5,933	NM
Machinery - Diversified	166,963	0.6%
Media	43,536	0.2%
Metal Fabricate/Hardware	88,863	0.3%
Mining	182,902	0.7%
Miscellaneous Manufacturing	232,854	0.9%
Office Furnishings	47,983	0.2%
Oil & Gas	349,405	1.3%
Oil & Gas Services	218,440	0.8%
Packaging & Containers	25,151	0.1%
Pharmaceuticals	292,982	1.1%
REIT	666,160	2.5%
Real Estate	9,496	NM
Retail	600,666	2.2%
Savings & Loans	76,802	0.3%
Semiconductors	306,997	1.1%
Software	385,238	1.4%
Storage/Warehousing	8,893	NM
Telecommunications	411,421	1.5%
Textiles	14,671	0.1%
Toys/Games/Hobbies	7,511	NM
Transportation	174,979	0.6%
Trucking & Leasing	21,836	0.1%
Water	28,648	0.1%
Other**	17,750,138	64.6%
Total	$27,468,543	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (31.4%)
Activision Blizzard, Inc. (Software)	7,920	$90,209
Adobe Systems, Inc.* (Software)	3,399	114,036
Akamai Technologies, Inc.* (Internet)	1,254	43,188
Alexion Pharmaceuticals, Inc.* (Biotechnology)	627	60,750
Altera Corp. (Semiconductors)	2,145	104,462
Amazon.com, Inc.* (Internet)	3,036	596,574
Amgen, Inc.* (Biotechnology)	6,237	354,573
Apollo Group, Inc. - Class A* (Commercial Services)	957	38,309
Apple Computer, Inc.* (Computers)	6,171	2,148,927
Applied Materials, Inc. (Semiconductors)	8,844	138,762
Autodesk, Inc.* (Software)	1,518	68,280
Automatic Data Processing, Inc. (Software)	3,333	181,149
Baidu, Inc.ADR* (Internet)	1,815	269,564
Bed Bath & Beyond, Inc.* (Retail)	1,716	96,302
Biogen Idec, Inc.* (Biotechnology)	1,617	157,415
BMC Software, Inc.* (Software)	1,188	59,673
Broadcom Corp. - Class A (Semiconductors)	3,234	113,772
C.H. Robinson Worldwide, Inc. (Transportation)	1,122	89,962
CA, Inc. (Software)	3,432	84,393
Celgene Corp.* (Biotechnology)	3,168	186,532
Cephalon, Inc.* (Pharmaceuticals)	495	38,016
Cerner Corp.* (Software)	561	67,421
Check Point Software Technologies, Ltd.* (Internet)	1,386	76,133
Cisco Systems, Inc. (Telecommunications)	37,026	650,177
Citrix Systems, Inc.* (Software)	1,254	105,762
Cognizant Technology Solutions Corp.* (Computers)	2,046	169,613
Comcast Corp. - Class A (Media)	13,860	363,686
Costco Wholesale Corp. (Retail)	2,937	237,662
Ctrip.com International, Ltd.ADR* (Internet)	990	48,233
Dell, Inc.* (Computers)	12,936	200,637
DENTSPLY International, Inc. (Healthcare - Products)	957	35,926
DIRECTV - Class A* (Media)	5,280	256,555
Dollar Tree, Inc.* (Retail)	825	47,438
eBay, Inc.* (Internet)	8,679	298,558
Electronic Arts, Inc.* (Software)	2,244	45,284
Expedia, Inc. (Internet)	1,650	41,300
Expeditors International of Washington, Inc. (Transportation)	1,419	77,009
Express Scripts, Inc.* (Pharmaceuticals)	3,531	200,349
F5 Networks, Inc.* (Internet)	528	53,518
Fastenal Co. (Distribution/Wholesale)	990	66,419
First Solar, Inc.* (Energy - Alternate Sources)	561	78,299
Fiserv, Inc.* (Software)	990	60,697
Flextronics International, Ltd.* (Electronics)	5,082	35,422
FLIR Systems, Inc. (Electronics)	1,056	37,192
Garmin, Ltd.* (Electronics)	1,386	47,443
Gilead Sciences, Inc.* (Pharmaceuticals)	5,313	206,357
Google, Inc. - Class A* (Internet)	1,683	915,720
Henry Schein, Inc.* (Healthcare - Products)	627	45,815
Illumina, Inc.* (Biotechnology)	858	60,901
Infosys Technologies, Ltd.ADR (Software)	693	45,170
Intel Corp. (Semiconductors)	36,762	852,511
Intuit, Inc.* (Software)	2,079	115,509
Intuitive Surgical, Inc.* (Healthcare - Products)	264	92,321
Joy Global, Inc. (Machinery - Construction & Mining)	693	69,958
KLA -Tencor Corp. (Semiconductors)	1,122	49,256
Lam Research Corp.* (Semiconductors)	825	39,856
Liberty Media Holding Corp. - Interactive Series A* (Internet)	3,828	66,913
Life Technologies Corp.* (Biotechnology)	1,221	67,399
Linear Technology Corp. (Semiconductors)	1,518	52,826
Marvell Technology Group, Ltd.* (Semiconductors)	4,356	67,213
Mattel, Inc. (Toys/Games/Hobbies)	2,343	62,605
Maxim Integrated Products, Inc. (Semiconductors)	1,980	54,133
Microchip Technology, Inc. (Semiconductors)	1,254	51,464
Micron Technology, Inc.* (Semiconductors)	6,666	75,259
Microsoft Corp. (Software)	56,265	1,464,015
Millicom International Cellular S.A. (Telecommunications)	726	78,655
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,937	73,190
NetApp, Inc.* (Computers)	2,409	125,220
Netflix, Inc.* (Internet)	363	84,459
News Corp. - Class A (Media)	12,243	218,170
NII Holdings, Inc. - Class B* (Telecommunications)	1,122	46,653
NVIDIA Corp.* (Semiconductors)	3,894	77,880
O’Reilly Automotive, Inc.* (Retail)	957	56,520
Oracle Corp. (Software)	33,825	1,219,391
PACCAR, Inc. (Auto Manufacturers)	2,442	129,695
Paychex, Inc. (Commercial Services)	2,409	78,798
Priceline.com, Inc.* (Internet)	330	180,513
QIAGEN N.V.* (Biotechnology)	1,551	33,145
Qualcomm, Inc. (Telecommunications)	11,022	626,490
Research In Motion, Ltd.* (Computers)	3,465	168,572
Ross Stores, Inc. (Retail)	792	58,362
SanDisk Corp.* (Computers)	1,584	77,838
Seagate Technology LLC (Computers)	3,036	53,494
Sears Holdings Corp.* (Retail)	726	62,414
Sigma-Aldrich Corp. (Chemicals)	825	58,229
Staples, Inc. (Retail)	4,851	102,550
Starbucks Corp. (Retail)	4,983	180,335
Stericycle, Inc.* (Environmental Control)	561	51,208
Symantec Corp.* (Internet)	5,115	100,510
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	4,719	215,800

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Urban Outfitters, Inc.* (Retail)	1,089	$34,260
VeriSign, Inc. (Internet)	1,155	42,689
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,353	74,442
Virgin Media, Inc. (Telecommunications)	2,145	64,908
Vodafone Group PLCADR (Telecommunications)	5,610	163,363
Warner Chilcott PLC - Class A (Pharmaceuticals)	1,683	38,793
Whole Foods Market, Inc. (Food)	1,155	72,488
Wynn Resorts, Ltd. (Lodging)	825	121,399
Xilinx, Inc. (Semiconductors)	1,749	60,970
Yahoo!, Inc.* (Internet)	8,778	155,810

TOTAL COMMON STOCKS (Cost $8,269,074)		17,777,995

	Principal Amount	Value
Repurchase Agreements (a)(b) (59.5%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $33,635,028	$33,635,000	$33,635,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,635,000)		33,635,000

TOTAL INVESTMENT SECURITIES (Cost $41,904,074)—90.9%		51,412,995
Net other assets (liabilities) — 9.1%		5,140,136

NET ASSETS — 100.0%		$56,553,131

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $4,130,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 6/20/11 (Underlying notional amount at value $3,127,150)	65	$126,278

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$13,337,389	$(51,356)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	22,654,781	(66,053)
		$(117,409)

NASDAQ-100 ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Auto Manufacturers	$129,695	0.2%
Biotechnology	995,157	1.8%
Chemicals	58,229	0.1%
Commercial Services	117,107	0.2%
Computers	2,944,301	5.2%
Distribution/Wholesale	66,419	0.1%
Electronics	120,057	0.2%
Energy - Alternate Sources	78,299	0.1%
Environmental Control	51,208	0.1%
Food	72,488	0.1%
Healthcare - Products	174,062	0.3%
Internet	2,973,682	5.3%
Lodging	121,399	0.2%
Machinery - Construction & Mining	69,958	0.1%
Media	838,411	1.5%
Pharmaceuticals	772,505	1.4%
Retail	875,843	1.5%
Semiconductors	1,738,364	3.1%
Software	3,720,989	6.6%
Telecommunications	1,630,246	2.9%
Toys/Games/Hobbies	62,605	0.1%
Transportation	166,971	0.3%
Other**	38,775,136	68.6%
Total	$56,553,131	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (100.3%)
3M Co. (Miscellaneous Manufacturing)	650	$63,186
Abercrombie & Fitch Co. - Class A (Retail)	65	4,602
ACE, Ltd. (Insurance)	650	43,712
Adobe Systems, Inc.* (Software)	455	15,265
Aetna, Inc. (Healthcare - Services)	715	29,587
AFLAC, Inc. (Insurance)	325	18,262
Air Products & Chemicals, Inc. (Chemicals)	195	18,626
Airgas, Inc. (Chemicals)	65	4,514
AK Steel Holding Corp. (Iron/Steel)	195	3,169
Alcoa, Inc. (Mining)	2,080	35,360
Allegheny Technologies, Inc. (Iron/Steel)	130	9,360
Allstate Corp. (Insurance)	1,040	35,194
Altria Group, Inc. (Agriculture)	2,600	69,784
Ameren Corp. (Electric)	455	13,336
American Electric Power, Inc. (Electric)	910	33,197
American Express Co. (Diversified Financial Services)	910	44,663
American International Group, Inc. (Insurance)	260	8,099
AmerisourceBergen Corp. (Pharmaceuticals)	260	10,566
Amgen, Inc.* (Biotechnology)	845	48,038
Anadarko Petroleum Corp. (Oil & Gas)	585	46,180
AON Corp. (Insurance)	650	33,910
Apache Corp. (Oil & Gas)	390	52,014
Apartment Investment and Management Co. - Class A (REIT)	130	3,505
Applied Materials, Inc. (Semiconductors)	1,560	24,476
Archer-Daniels-Midland Co. (Agriculture)	1,235	45,720
Assurant, Inc. (Insurance)	195	7,742
AT&T, Inc. (Telecommunications)	6,630	206,326
Automatic Data Processing, Inc. (Software)	325	17,664
AutoNation, Inc.* (Retail)	130	4,408
Avery Dennison Corp. (Household Products/Wares)	130	5,426
Baker Hughes, Inc. (Oil & Gas Services)	455	35,222
Bank of America Corp. (Banks)	19,565	240,258
Bank of New York Mellon Corp. (Banks)	2,405	69,649
Baxter International, Inc. (Healthcare - Products)	390	22,191
BB&T Corp. (Banks)	1,365	36,746
Becton, Dickinson & Co. (Healthcare - Products)	130	11,172
Bemis Co., Inc. (Packaging & Containers)	195	6,111
Berkshire Hathaway, Inc. - Class B* (Insurance)	3,380	281,554
Best Buy Co., Inc. (Retail)	260	8,117
Big Lots, Inc.* (Retail)	65	2,672
BlackRock, Inc. (Diversified Financial Services)	65	12,736
Boeing Co. (Aerospace/Defense)	585	46,671
Boston Properties, Inc. (REIT)	130	13,589
Boston Scientific Corp.* (Healthcare - Products)	2,925	21,908
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,495	42,009
CA, Inc. (Software)	260	6,393
Cabot Oil & Gas Corp. (Oil & Gas)	130	7,316
Campbell Soup Co. (Food)	195	6,550
Capital One Financial Corp. (Diversified Financial Services)	910	49,804
Cardinal Health, Inc. (Pharmaceuticals)	650	28,398
CareFusion Corp.* (Healthcare - Products)	455	13,363
Carnival Corp. - Class A (Leisure Time)	390	14,847
Caterpillar, Inc. (Machinery - Construction & Mining)	585	67,515
CBS Corp. - Class B (Media)	1,300	32,786
CenterPoint Energy, Inc. (Electric)	845	15,717
CenturyLink, Inc. (Telecommunications)	585	23,856
Cephalon, Inc.* (Pharmaceuticals)	65	4,992
Chesapeake Energy Corp. (Oil & Gas)	780	26,263
Chevron Corp. (Oil & Gas)	3,900	426,816
Chubb Corp. (Insurance)	585	38,136
Cincinnati Financial Corp. (Insurance)	325	10,296
Cintas Corp. (Textiles)	260	8,073
Cisco Systems, Inc. (Telecommunications)	4,615	81,039
Citigroup, Inc.* (Diversified Financial Services)	56,225	258,073
Clorox Co. (Household Products/Wares)	130	9,056
CME Group, Inc. (Diversified Financial Services)	130	38,450
CMS Energy Corp. (Electric)	520	10,296
Comerica, Inc. (Banks)	325	12,327
Computer Sciences Corp. (Computers)	325	16,569
Compuware Corp.* (Software)	130	1,473
ConAgra Foods, Inc. (Food)	845	20,660
ConocoPhillips (Oil & Gas)	2,795	220,609
Consolidated Edison, Inc. (Electric)	585	30,490
Constellation Brands, Inc.* (Beverages)	325	7,277
Constellation Energy Group, Inc. (Electric)	390	14,204
Corning, Inc. (Telecommunications)	1,105	23,139
Costco Wholesale Corp. (Retail)	845	68,377
Coventry Health Care, Inc.* (Healthcare - Services)	260	8,390
Covidien PLC (Healthcare - Products)	975	54,298
CSX Corp. (Transportation)	260	20,459
CVS Caremark Corp. (Retail)	2,665	96,580
D.R. Horton, Inc. (Home Builders)	520	6,469
Danaher Corp. (Miscellaneous Manufacturing)	390	21,544
Dean Foods Co.* (Food)	325	3,637
Dell, Inc.* (Computers)	3,250	50,407
DENTSPLY International, Inc. (Healthcare - Products)	130	4,880

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Devon Energy Corp. (Oil & Gas)	520	$47,320
Discover Financial Services (Diversified Financial Services)	1,040	25,834
Dominion Resources, Inc. (Electric)	650	30,173
Dover Corp. (Miscellaneous Manufacturing)	195	13,268
DTE Energy Co. (Electric)	325	16,422
Duke Energy Corp. (Electric)	2,600	48,490
E*TRADE Financial Corp.* (Diversified Financial Services)	455	7,389
E.I. du Pont de Nemours & Co. (Chemicals)	715	40,605
Eastman Chemical Co. (Chemicals)	65	6,971
Eaton Corp. (Miscellaneous Manufacturing)	325	17,397
Edison International (Electric)	650	25,525
El Paso Corp. (Pipelines)	585	11,355
Electronic Arts, Inc.* (Software)	390	7,870
Emerson Electric Co. (Electrical Components & Equipment)	650	39,494
Entergy Corp. (Electric)	325	22,659
EOG Resources, Inc. (Oil & Gas)	260	29,357
EQT Corp. (Oil & Gas)	130	6,839
Equifax, Inc. (Commercial Services)	65	2,439
Exelon Corp. (Electric)	1,300	54,795
Expeditors International of Washington, Inc. (Transportation)	195	10,583
Exxon Mobil Corp. (Oil & Gas)	9,620	846,560
Federated Investors, Inc. - Class B (Diversified Financial Services)	65	1,676
FedEx Corp. (Transportation)	585	55,967
Fidelity National Information Services, Inc. (Software)	520	17,212
Fifth Third Bancorp (Banks)	1,755	23,289
First Horizon National Corp. (Banks)	521	5,703
FirstEnergy Corp. (Electric)	780	31,169
Fiserv, Inc.* (Software)	130	7,970
Fluor Corp. (Engineering & Construction)	130	9,092
Ford Motor Co.* (Auto Manufacturers)	2,990	46,255
Forest Laboratories, Inc.* (Pharmaceuticals)	195	6,466
Fortune Brands, Inc. (Household Products/Wares)	325	21,151
Franklin Resources, Inc. (Diversified Financial Services)	130	16,786
Frontier Communications Corp. (Telecommunications)	1,040	8,601
GameStop Corp. - Class A* (Retail)	325	8,346
Gannett Co., Inc. (Media)	455	6,852
General Dynamics Corp. (Aerospace/Defense)	325	23,666
General Electric Co. (Miscellaneous Manufacturing)	20,540	420,043
General Mills, Inc. (Food)	455	17,554
Genuine Parts Co. (Distribution/Wholesale)	325	17,453
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	975	11,885
H & R Block, Inc. (Commercial Services)	585	10,115
Halliburton Co. (Oil & Gas Services)	845	42,656
Harley-Davidson, Inc. (Leisure Time)	260	9,688
Harman International Industries, Inc. (Home Furnishings)	65	3,154
Harris Corp. (Telecommunications)	130	6,907
Hartford Financial Services Group, Inc. (Insurance)	845	24,480
HCP, Inc. (REIT)	325	12,877
Health Care REIT, Inc. (REIT)	195	10,485
Heinz (H.J.) Co. (Food)	195	9,990
Helmerich & Payne, Inc. (Oil & Gas)	65	4,312
Hess Corp. (Oil & Gas)	585	50,287
Hewlett-Packard Co. (Computers)	1,950	78,721
Home Depot, Inc. (Retail)	3,185	118,291
Honeywell International, Inc. (Miscellaneous Manufacturing)	520	31,840
Hormel Foods Corp. (Food)	130	3,823
Host Hotels & Resorts, Inc. (REIT)	715	12,720
Hudson City Bancorp, Inc. (Savings & Loans)	455	4,336
Humana, Inc.* (Healthcare - Services)	325	24,739
Huntington Bancshares, Inc. (Banks)	1,170	7,944
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	455	26,577
Integrys Energy Group, Inc. (Electric)	130	6,807
Intel Corp. (Semiconductors)	4,485	104,007
International Game Technology (Entertainment)	325	5,749
International Paper Co. (Forest Products & Paper)	845	26,094
Invesco, Ltd. (Diversified Financial Services)	455	11,316
Iron Mountain, Inc. (Commercial Services)	195	6,211
ITT Industries, Inc. (Miscellaneous Manufacturing)	195	11,269
J.C. Penney Co., Inc. (Retail)	455	17,495
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,735	352,948
Jabil Circuit, Inc. (Electronics)	390	7,738
Jacobs Engineering Group, Inc.* (Engineering & Construction)	260	12,899
Janus Capital Group, Inc. (Diversified Financial Services)	195	2,373
JM Smucker Co. (Food)	260	19,518
Johnson & Johnson (Healthcare - Products)	2,145	140,969
Johnson Controls, Inc. (Auto Parts & Equipment)	1,300	53,313
Kellogg Co. (Food)	195	11,168
KeyCorp (Banks)	1,365	11,835
Kimberly-Clark Corp. (Household Products/Wares)	325	21,469
Kimco Realty Corp. (REIT)	520	10,161
KLA -Tencor Corp. (Semiconductors)	195	8,561
Kohls Corp. (Retail)	195	10,278
Kraft Foods, Inc. (Food)	1,755	58,933
Kroger Co. (Food)	1,235	30,023
L-3 Communications Holdings, Inc. (Aerospace/Defense)	195	15,637
Legg Mason, Inc. (Diversified Financial Services)	325	12,074
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	260	6,835

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lennar Corp. - Class A (Home Builders)	130	$2,469
Leucadia National Corp. (Holding Companies - Diversified)	130	5,026
Lexmark International, Inc. - Class A* (Computers)	130	4,193
Lincoln National Corp. (Insurance)	585	18,270
Lockheed Martin Corp. (Aerospace/Defense)	585	46,361
Loews Corp. (Insurance)	585	25,892
Lorillard, Inc. (Agriculture)	130	13,845
Lowe’s Cos., Inc. (Retail)	2,665	69,956
LSI Logic Corp.* (Semiconductors)	650	4,765
M&T Bank Corp. (Banks)	260	22,976
Macy’s, Inc. (Retail)	325	7,771
Marathon Oil Corp. (Oil & Gas)	1,365	73,765
Marriott International, Inc. - Class A (Lodging)	1	23
Marsh & McLennan Cos., Inc. (Insurance)	1,040	31,491
Marshall & Ilsley Corp. (Banks)	1,040	8,497
Masco Corp. (Building Materials)	715	9,595
Mattel, Inc. (Toys/Games/Hobbies)	260	6,947
McCormick & Co., Inc. (Food)	130	6,386
McGraw-Hill Cos., Inc. (Media)	260	10,522
McKesson Corp. (Commercial Services)	520	43,165
MeadWestvaco Corp. (Forest Products & Paper)	325	10,949
Medtronic, Inc. (Healthcare - Products)	715	29,851
MEMC Electronic Materials, Inc.* (Semiconductors)	455	5,383
Merck & Co., Inc. (Pharmaceuticals)	2,080	74,776
MetLife, Inc. (Insurance)	2,015	94,282
Molex, Inc. (Electrical Components & Equipment)	195	5,265
Molson Coors Brewing Co. - Class B (Beverages)	325	15,844
Monsanto Co. (Agriculture)	455	30,958
Monster Worldwide, Inc.* (Internet)	130	2,133
Moody’s Corp. (Commercial Services)	195	7,632
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,990	78,188
Motorola Mobility Holdings, Inc.* (Telecommunications)	585	15,245
Motorola Solutions, Inc.* (Telecommunications)	650	29,822
Murphy Oil Corp. (Oil & Gas)	195	15,109
Nabors Industries, Ltd.* (Oil & Gas)	585	17,924
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	260	7,046
National Semiconductor Corp. (Semiconductors)	260	6,271
Newell Rubbermaid, Inc. (Housewares)	585	11,150
News Corp. - Class A (Media)	1,885	33,591
NextEra Energy, Inc. (Electric)	845	47,802
Nicor, Inc. (Gas)	65	3,603
NiSource, Inc. (Electric)	520	10,114
Noble Corp. (Oil & Gas)	130	5,591
Noble Energy, Inc. (Oil & Gas)	195	18,773
Norfolk Southern Corp. (Transportation)	390	29,125
Northeast Utilities System (Electric)	325	11,570
Northern Trust Corp. (Banks)	325	16,247
Northrop Grumman Corp. (Aerospace/Defense)	585	37,212
Novellus Systems, Inc.* (Semiconductors)	65	2,087
NRG Energy, Inc.* (Electric)	455	11,011
Nucor Corp. (Iron/Steel)	585	27,472
NVIDIA Corp.* (Semiconductors)	455	9,100
NYSE Euronext (Diversified Financial Services)	520	20,826
Occidental Petroleum Corp. (Oil & Gas)	780	89,146
Omnicom Group, Inc. (Advertising)	195	9,592
ONEOK, Inc. (Gas)	195	13,638
Owens-Illinois, Inc.* (Packaging & Containers)	325	9,643
PACCAR, Inc. (Auto Manufacturers)	390	20,713
Parker Hannifin Corp. (Miscellaneous Manufacturing)	130	12,262
Paychex, Inc. (Commercial Services)	260	8,505
People’s United Financial, Inc. (Banks)	715	9,788
Pepco Holdings, Inc. (Electric)	455	8,768
PerkinElmer, Inc. (Electronics)	130	3,675
Pfizer, Inc. (Pharmaceuticals)	15,470	324,251
PG&E Corp. (Electric)	780	35,942
Pinnacle West Capital Corp. (Electric)	195	8,461
Pitney Bowes, Inc. (Office/Business Equipment)	390	9,578
Plum Creek Timber Co., Inc. (Forest Products & Paper)	195	8,403
PNC Financial Services Group (Banks)	1,040	64,834
PPG Industries, Inc. (Chemicals)	130	12,307
PPL Corp. (Electric)	1,105	30,310
Principal Financial Group, Inc. (Insurance)	650	21,937
Procter & Gamble Co. (Cosmetics/Personal Care)	2,795	181,395
Progress Energy, Inc. (Electric)	585	27,758
Progressive Corp. (Insurance)	1,300	28,522
ProLogis (REIT)	1,105	18,000
Prudential Financial, Inc. (Insurance)	910	57,712
Public Service Enterprise Group, Inc. (Electric)	975	31,366
Public Storage, Inc. (REIT)	130	15,250
Pulte Group, Inc.* (Home Builders)	650	5,285
QEP Resources, Inc. (Oil & Gas)	325	13,887
Quanta Services, Inc.* (Commercial Services)	390	8,455
Quest Diagnostics, Inc. (Healthcare - Services)	130	7,329
R.R. Donnelley & Sons Co. (Commercial Services)	390	7,355
RadioShack Corp. (Retail)	195	3,083
Range Resources Corp. (Oil & Gas)	130	7,339
Raytheon Co. (Aerospace/Defense)	390	18,935
Regions Financial Corp. (Banks)	2,405	17,653
Republic Services, Inc. (Environmental Control)	260	8,221

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Reynolds American, Inc. (Agriculture)	325	$12,061
Robert Half International, Inc. (Commercial Services)	130	3,943
Rowan Cos., Inc.* (Oil & Gas)	260	10,842
Ryder System, Inc. (Transportation)	130	6,955
Safeway, Inc. (Food)	715	17,382
SAIC, Inc.* (Commercial Services)	325	5,655
Sara Lee Corp. (Food)	585	11,232
SCANA Corp. (Electric)	195	8,096
Sealed Air Corp. (Packaging & Containers)	325	8,375
Sears Holdings Corp.* (Retail)	65	5,588
Sempra Energy (Gas)	455	25,070
Sherwin-Williams Co. (Chemicals)	65	5,349
SLM Corp.* (Diversified Financial Services)	1,040	17,254
Snap-on, Inc. (Hand/Machine Tools)	65	4,015
Southern Co. (Electric)	975	38,064
Southwest Airlines Co. (Airlines)	715	8,401
Spectra Energy Corp. (Pipelines)	650	18,876
Sprint Nextel Corp.* (Telecommunications)	5,785	29,966
Stanley Black & Decker, Inc. (Hand/Machine Tools)	130	9,445
Staples, Inc. (Retail)	715	15,115
State Street Corp. (Banks)	975	45,386
Sunoco, Inc. (Oil & Gas)	260	11,092
SunTrust Banks, Inc. (Banks)	975	27,485
SuperValu, Inc. (Food)	390	4,391
Sysco Corp. (Food)	1,105	31,946
Target Corp. (Retail)	585	28,723
TECO Energy, Inc. (Electric)	390	7,515
Tellabs, Inc. (Telecommunications)	715	3,518
Teradyne, Inc.* (Semiconductors)	130	2,093
Tesoro Petroleum Corp.* (Oil & Gas)	260	7,051
Textron, Inc. (Miscellaneous Manufacturing)	520	13,572
The AES Corp.* (Electric)	1,300	17,212
The Charles Schwab Corp. (Diversified Financial Services)	1,040	19,042
The Dow Chemical Co. (Chemicals)	2,275	93,252
The Gap, Inc. (Retail)	390	9,064
The Goldman Sachs Group, Inc. (Diversified Financial Services)	975	147,235
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	455	8,258
The Hershey Co. (Food)	130	7,502
The Travelers Cos., Inc. (Insurance)	845	53,472
The Williams Cos., Inc. (Pipelines)	1,105	36,653
Thermo Fisher Scientific, Inc.* (Electronics)	325	19,497
Time Warner Cable, Inc. (Media)	260	20,314
Time Warner, Inc. (Media)	2,145	81,210
Titanium Metals Corp.* (Mining)	130	2,604
Torchmark Corp. (Insurance)	130	8,700
Total System Services, Inc. (Software)	195	3,676
Tyco International, Ltd. (Miscellaneous Manufacturing)	455	22,177
Tyson Foods, Inc. - Class A (Food)	585	11,642
U.S. Bancorp (Banks)	3,705	95,663
Union Pacific Corp. (Transportation)	390	40,353
United Parcel Service, Inc. - Class B (Transportation)	910	68,223
United States Steel Corp. (Iron/Steel)	195	9,303
United Technologies Corp. (Aerospace/Defense)	650	58,227
UnitedHealth Group, Inc. (Healthcare - Services)	2,145	105,598
UnumProvident Corp. (Insurance)	585	15,491
V.F. Corp. (Apparel)	65	6,536
Valero Energy Corp. (Oil & Gas)	1,105	31,271
VeriSign, Inc. (Internet)	130	4,805
Verizon Communications, Inc. (Telecommunications)	3,315	125,241
Vornado Realty Trust (REIT)	195	18,853
Vulcan Materials Co. (Building Materials)	260	11,752
Wal-Mart Stores, Inc. (Retail)	3,770	207,275
Walgreen Co. (Retail)	1,755	74,974
Walt Disney Co. (Media)	1,690	72,839
Waste Management, Inc. (Environmental Control)	585	23,084
WellPoint, Inc. (Healthcare - Services)	715	54,905
Wells Fargo & Co. (Banks)	5,200	151,372
Weyerhaeuser Co. (Forest Products & Paper)	1,040	23,930
Whirlpool Corp. (Home Furnishings)	130	11,203
Windstream Corp. (Telecommunications)	390	4,996
Wisconsin Energy Corp. (Electric)	260	8,115
Xcel Energy, Inc. (Electric)	910	22,140
Xerox Corp. (Office/Business Equipment)	2,730	27,546
XL Group PLC (Insurance)	585	14,286
Yahoo!, Inc.* (Internet)	1,365	24,229
Zimmer Holdings, Inc.* (Healthcare - Products)	130	8,483

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zions Bancorp (Banks)	325	$7,946

TOTAL COMMON STOCKS (Cost $9,114,855)		11,852,193

Rights/Warrants (NM)
American International Group, Inc.* (Diversified Financial Services)	1	9

TOTAL RIGHTS/WARRANTS (Cost $16)		9

	Principal Amount	Value
Repurchase Agreements (a) (0.6%)
Repurchase Agreements with various counterparties, rates 0.01% , dated 4/29/11, due 5/2/11, total to be received $70,000	$70,000	$70,000

TOTAL REPURCHASE AGREEMENTS (Cost $70,000)		70,000

TOTAL INVESTMENT SECURITIES (Cost $9,184,871)—100.9%		11,922,202
Net other assets (liabilities) — (0.9)%		(111,298)

NET ASSETS — 100.0%		$11,810,904

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

Large-Cap Value ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Advertising	$9,592	0.1%
Aerospace/Defense	246,709	2.1%
Agriculture	172,368	1.5%
Airlines	8,401	0.1%
Apparel	6,536	0.1%
Auto Manufacturers	66,968	0.6%
Auto Parts & Equipment	61,571	0.5%
Banks	875,598	7.4%
Beverages	23,121	0.2%
Biotechnology	48,038	0.4%
Building Materials	21,347	0.2%
Chemicals	181,624	1.5%
Commercial Services	103,475	0.9%
Computers	149,890	1.3%
Cosmetics/Personal Care	181,395	1.5%
Distribution/Wholesale	17,453	0.1%
Diversified Financial Services	1,135,607	9.6%
Electric	677,524	5.7%
Electrical Components & Equipment	44,759	0.4%
Electronics	30,910	0.3%
Engineering & Construction	21,991	0.2%
Entertainment	5,749	NM
Environmental Control	31,305	0.3%
Food	272,337	2.3%
Forest Products & Paper	69,376	0.6%
Gas	42,311	0.3%
Hand/Machine Tools	13,460	0.1%
Healthcare - Products	307,115	2.6%
Healthcare - Services	230,548	1.9%
Holding Companies - Diversified	5,026	NM
Home Builders	14,223	0.1%
Home Furnishings	14,357	0.1%
Household Products/Wares	57,102	0.5%
Housewares	11,150	0.1%
Insurance	871,440	7.4%
Internet	31,167	0.3%
Iron/Steel	49,304	0.4%
Leisure Time	24,535	0.2%
Lodging	23	NM
Machinery - Construction & Mining	67,515	0.6%
Media	258,114	2.2%
Mining	37,964	0.3%
Miscellaneous Manufacturing	659,970	5.6%
Office/Business Equipment	37,124	0.3%
Oil & Gas	2,065,663	17.4%
Oil & Gas Services	77,878	0.7%
Packaging & Containers	24,129	0.2%
Pharmaceuticals	491,458	4.2%
Pipelines	66,884	0.6%
REIT	115,440	1.0%
Retail	760,715	6.4%
Savings & Loans	4,336	NM
Semiconductors	166,743	1.4%
Software	77,523	0.6%
Telecommunications	558,656	4.7%
Textiles	8,073	0.1%
Toys/Games/Hobbies	6,947	0.1%
Transportation	231,665	2.0%
Other**	(41,298)	(0.3)%
Total	$11,810,904	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (98.0%)
3M Co. (Miscellaneous Manufacturing)	972	$94,488
Abbott Laboratories (Pharmaceuticals)	3,726	193,901
Abercrombie & Fitch Co. - Class A (Retail)	81	5,735
Adobe Systems, Inc.* (Software)	648	21,740
Advanced Micro Devices, Inc.* (Semiconductors)	1,377	12,531
AFLAC, Inc. (Insurance)	648	36,411
Agilent Technologies, Inc.* (Electronics)	810	40,427
Air Products & Chemicals, Inc. (Chemicals)	243	23,211
Airgas, Inc. (Chemicals)	81	5,625
Akamai Technologies, Inc.* (Internet)	486	16,738
Allegheny Technologies, Inc. (Iron/Steel)	81	5,832
Allergan, Inc. (Pharmaceuticals)	729	57,999
Altera Corp. (Semiconductors)	729	35,502
Altria Group, Inc. (Agriculture)	1,782	47,829
Amazon.com, Inc.* (Internet)	891	175,081
American Express Co. (Diversified Financial Services)	1,377	67,583
American Tower Corp.* (Telecommunications)	972	50,845
Ameriprise Financial, Inc. (Diversified Financial Services)	567	35,188
AmerisourceBergen Corp. (Pharmaceuticals)	324	13,167
Amgen, Inc.* (Biotechnology)	1,215	69,073
Amphenol Corp. - Class A (Electronics)	405	22,644
Anadarko Petroleum Corp. (Oil & Gas)	405	31,971
Analog Devices, Inc. (Semiconductors)	729	29,386
Apache Corp. (Oil & Gas)	486	64,818
Apartment Investment and Management Co. - Class A (REIT)	162	4,368
Apollo Group, Inc. - Class A* (Commercial Services)	324	12,970
Apple Computer, Inc.* (Computers)	2,187	761,579
Applied Materials, Inc. (Semiconductors)	1,215	19,063
AT&T, Inc. (Telecommunications)	5,913	184,013
Autodesk, Inc.* (Software)	567	25,504
Automatic Data Processing, Inc. (Software)	729	39,621
AutoZone, Inc.* (Retail)	81	22,873
Avalonbay Communities, Inc. (REIT)	243	30,766
Avery Dennison Corp. (Household Products/Wares)	81	3,381
Avon Products, Inc. (Cosmetics/Personal Care)	1,053	30,937
Baker Hughes, Inc. (Oil & Gas Services)	486	37,621
Ball Corp. (Packaging & Containers)	405	15,111
Bard (C.R.), Inc. (Healthcare - Products)	243	25,940
Baxter International, Inc. (Healthcare - Products)	891	50,698
Becton, Dickinson & Co. (Healthcare - Products)	324	27,845
Bed Bath & Beyond, Inc.* (Retail)	648	36,366
Best Buy Co., Inc. (Retail)	486	15,173
Big Lots, Inc.* (Retail)	81	3,330
Biogen Idec, Inc.* (Biotechnology)	567	55,197
BlackRock, Inc. (Diversified Financial Services)	162	31,742
BMC Software, Inc.* (Software)	405	20,343
Boeing Co. (Aerospace/Defense)	1,053	84,008
Boston Properties, Inc. (REIT)	162	16,934
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,187	61,455
Broadcom Corp. - Class A (Semiconductors)	1,134	39,894
Brown-Forman Corp. (Beverages)	243	17,462
C.H. Robinson Worldwide, Inc. (Transportation)	405	32,473
CA, Inc. (Software)	648	15,934
Cablevision Systems Corp.-Class A (Media)	567	19,975
Cabot Oil & Gas Corp. (Oil & Gas)	81	4,559
Cameron International Corp.* (Oil & Gas Services)	567	29,892
Campbell Soup Co. (Food)	243	8,162
Carmax, Inc.* (Retail)	567	19,675
Carnival Corp. - Class A (Leisure Time)	567	21,586
Caterpillar, Inc. (Machinery - Construction & Mining)	810	93,482
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	729	19,472
Celgene Corp.* (Biotechnology)	1,134	66,770
CenturyLink, Inc. (Telecommunications)	729	29,729
Cephalon, Inc.* (Pharmaceuticals)	81	6,221
Cerner Corp.* (Software)	162	19,469
CF Industries Holdings, Inc. (Chemicals)	162	22,931
Chesapeake Energy Corp. (Oil & Gas)	567	19,091
Chipotle Mexican Grill, Inc. - Class A* (Retail)	81	21,610
CIGNA Corp. (Insurance)	648	30,346
Cisco Systems, Inc. (Telecommunications)	7,533	132,279
Citrix Systems, Inc.* (Software)	486	40,989
Cliffs Natural Resources, Inc. (Iron/Steel)	324	30,365
Clorox Co. (Household Products/Wares)	243	16,927
Coach, Inc. (Apparel)	729	43,601
Coca-Cola Co. (Beverages)	5,508	371,570
Coca-Cola Enterprises, Inc. (Beverages)	810	23,012
Cognizant Technology Solutions Corp.* (Computers)	729	60,434
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,215	102,485
Comcast Corp. - Class A (Media)	6,642	174,286
Compuware Corp.* (Software)	324	3,671
CONSOL Energy, Inc. (Coal)	567	30,669
Corning, Inc. (Telecommunications)	2,349	49,188
CSX Corp. (Transportation)	567	44,617
Cummins, Inc. (Machinery - Diversified)	486	58,407

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Danaher Corp. (Miscellaneous Manufacturing)	810	$44,744
Darden Restaurants, Inc. (Retail)	324	15,218
DaVita, Inc.* (Healthcare - Services)	243	21,406
Deere & Co. (Machinery - Diversified)	972	94,770
Denbury Resources, Inc.* (Oil & Gas)	972	21,938
DENTSPLY International, Inc. (Healthcare - Products)	243	9,122
Devon Energy Corp. (Oil & Gas)	405	36,855
DeVry, Inc. (Commercial Services)	162	8,570
Diamond Offshore Drilling, Inc. (Oil & Gas)	162	12,291
DIRECTV - Class A* (Media)	1,863	90,523
Discovery Communications, Inc. - Class A* (Media)	648	28,680
Dominion Resources, Inc. (Electric)	567	26,320
Dover Corp. (Miscellaneous Manufacturing)	243	16,534
Dr. Pepper Snapple Group, Inc. (Beverages)	567	22,226
Dun & Bradstreet Corp. (Software)	81	6,657
E.I. du Pont de Nemours & Co. (Chemicals)	1,296	73,600
Eastman Chemical Co. (Chemicals)	81	8,687
Eaton Corp. (Miscellaneous Manufacturing)	405	21,680
eBay, Inc.* (Internet)	2,754	94,738
Ecolab, Inc. (Chemicals)	567	29,915
Edwards Lifesciences Corp.* (Healthcare - Products)	243	20,983
El Paso Corp. (Pipelines)	972	18,867
Electronic Arts, Inc.* (Software)	324	6,538
Eli Lilly & Co. (Pharmaceuticals)	2,430	89,934
EMC Corp.* (Computers)	4,941	140,028
Emerson Electric Co. (Electrical Components & Equipment)	972	59,059
EOG Resources, Inc. (Oil & Gas)	243	27,437
EQT Corp. (Oil & Gas)	162	8,523
Equifax, Inc. (Commercial Services)	162	6,080
Equity Residential (REIT)	729	43,536
Expedia, Inc. (Internet)	486	12,165
Expeditors International of Washington, Inc. (Transportation)	324	17,583
Express Scripts, Inc.* (Pharmaceuticals)	1,296	73,535
F5 Networks, Inc.* (Internet)	162	16,420
Family Dollar Stores, Inc. (Retail)	324	17,564
Fastenal Co. (Distribution/Wholesale)	324	21,737
Federated Investors, Inc. - Class B (Diversified Financial Services)	162	4,176
First Horizon National Corp. (Banks)	1	9
First Solar, Inc.* (Energy - Alternate Sources)	162	22,610
Fiserv, Inc.* (Software)	162	9,932
FLIR Systems, Inc. (Electronics)	405	14,264
Flowserve Corp. (Machinery - Diversified)	162	20,512
Fluor Corp. (Engineering & Construction)	243	16,995
FMC Corp. (Chemicals)	162	14,301
FMC Technologies, Inc.* (Oil & Gas Services)	648	30,119
Ford Motor Co.* (Auto Manufacturers)	5,346	82,703
Forest Laboratories, Inc.* (Pharmaceuticals)	486	16,116
Franklin Resources, Inc. (Diversified Financial Services)	243	31,376
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,268	124,808
Frontier Communications Corp. (Telecommunications)	1,134	9,378
General Dynamics Corp. (Aerospace/Defense)	486	35,391
General Mills, Inc. (Food)	972	37,500
Gilead Sciences, Inc.* (Pharmaceuticals)	1,944	75,505
Goodrich Corp. (Aerospace/Defense)	324	28,632
Google, Inc. - Class A* (Internet)	567	308,505
Halliburton Co. (Oil & Gas Services)	1,134	57,244
Harley-Davidson, Inc. (Leisure Time)	243	9,054
Harman International Industries, Inc. (Home Furnishings)	81	3,931
Harris Corp. (Telecommunications)	162	8,607
Hasbro, Inc. (Toys/Games/Hobbies)	324	15,176
HCP, Inc. (REIT)	486	19,255
Health Care REIT, Inc. (REIT)	162	8,711
Heinz (H.J.) Co. (Food)	486	24,898
Helmerich & Payne, Inc. (Oil & Gas)	162	10,747
Hewlett-Packard Co. (Computers)	2,835	114,449
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,215	74,394
Hormel Foods Corp. (Food)	162	4,764
Hospira, Inc.* (Pharmaceuticals)	405	22,976
Host Hotels & Resorts, Inc. (REIT)	729	12,969
Hudson City Bancorp, Inc. (Savings & Loans)	729	6,947
Huntington Bancshares, Inc. (Banks)	648	4,400
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	648	37,850
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	810	40,905
Intel Corp. (Semiconductors)	7,614	176,569
IntercontinentalExchange, Inc.* (Diversified Financial Services)	162	19,497
International Business Machines Corp. (Computers)	2,916	497,411
International Flavors & Fragrances, Inc. (Chemicals)	162	10,290
International Game Technology (Entertainment)	324	5,732
Interpublic Group of Cos., Inc. (Advertising)	1,134	13,325
Intuit, Inc.* (Software)	648	36,003
Intuitive Surgical, Inc.* (Healthcare - Products)	81	28,326
Invesco, Ltd. (Diversified Financial Services)	486	12,087
Iron Mountain, Inc. (Commercial Services)	243	7,740
ITT Industries, Inc. (Miscellaneous Manufacturing)	243	14,043
Janus Capital Group, Inc. (Diversified Financial Services)	243	2,957
JDS Uniphase Corp.* (Telecommunications)	567	11,816

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Johnson & Johnson (Healthcare - Products)	3,969	$260,843
Joy Global, Inc. (Machinery - Construction & Mining)	243	24,531
Juniper Networks, Inc.* (Telecommunications)	1,296	49,676
Kellogg Co. (Food)	405	23,194
KeyCorp (Banks)	405	3,511
Kimberly-Clark Corp. (Household Products/Wares)	567	37,456
Kimco Realty Corp. (REIT)	324	6,331
KLA -Tencor Corp. (Semiconductors)	162	7,112
Kohls Corp. (Retail)	405	21,348
Kraft Foods, Inc. (Food)	2,025	67,999
Laboratory Corp. of America Holdings* (Healthcare - Services)	243	23,442
Lennar Corp. - Class A (Home Builders)	162	3,076
Leucadia National Corp. (Holding Companies - Diversified)	324	12,526
Life Technologies Corp.* (Biotechnology)	405	22,356
Limited, Inc. (Retail)	648	26,672
Linear Technology Corp. (Semiconductors)	567	19,732
Lorillard, Inc. (Agriculture)	162	17,253
LSI Logic Corp.* (Semiconductors)	648	4,750
Macy’s, Inc. (Retail)	648	15,494
Marriott International, Inc. - Class A (Lodging)	730	25,759
Massey Energy Co. (Coal)	243	16,582
MasterCard, Inc. - Class A (Software)	243	67,041
Mattel, Inc. (Toys/Games/Hobbies)	486	12,986
McCormick & Co., Inc. (Food)	162	7,957
McDonald’s Corp. (Retail)	2,511	196,636
McGraw-Hill Cos., Inc. (Media)	405	16,390
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	486	32,504
Medco Health Solutions, Inc.* (Pharmaceuticals)	972	57,669
Medtronic, Inc. (Healthcare - Products)	1,620	67,635
Merck & Co., Inc. (Pharmaceuticals)	4,779	171,805
MetroPCS Communications, Inc.* (Telecommunications)	648	10,906
Microchip Technology, Inc. (Semiconductors)	486	19,945
Micron Technology, Inc.* (Semiconductors)	2,025	22,862
Microsoft Corp. (Software)	17,739	461,569
Molex, Inc. (Electrical Components & Equipment)	162	4,374
Monsanto Co. (Agriculture)	729	49,601
Monster Worldwide, Inc.* (Internet)	162	2,658
Moody’s Corp. (Commercial Services)	243	9,511
Murphy Oil Corp. (Oil & Gas)	243	18,828
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,053	26,241
National Oilwell Varco, Inc. (Oil & Gas Services)	972	74,543
National Semiconductor Corp. (Semiconductors)	243	5,861
NetApp, Inc.* (Computers)	891	46,314
Netflix, Inc.* (Internet)	81	18,846
Newfield Exploration Co.* (Oil & Gas)	324	22,939
Newmont Mining Corp. (Mining)	1,215	71,211
News Corp. - Class A (Media)	3,159	56,293
NIKE, Inc. - Class B (Apparel)	891	73,347
Noble Corp. (Oil & Gas)	486	20,903
Noble Energy, Inc. (Oil & Gas)	162	15,596
Nordstrom, Inc. (Retail)	405	19,258
Norfolk Southern Corp. (Transportation)	324	24,196
Northern Trust Corp. (Banks)	243	12,148
Novellus Systems, Inc.* (Semiconductors)	81	2,600
NVIDIA Corp.* (Semiconductors)	810	16,200
O’Reilly Automotive, Inc.* (Retail)	324	19,135
Occidental Petroleum Corp. (Oil & Gas)	972	111,090
Omnicom Group, Inc. (Advertising)	405	19,922
Oracle Corp. (Software)	9,315	335,806
PACCAR, Inc. (Auto Manufacturers)	405	21,510
Pall Corp. (Miscellaneous Manufacturing)	243	14,201
Parker Hannifin Corp. (Miscellaneous Manufacturing)	243	22,920
Patterson Cos., Inc. (Healthcare - Products)	243	8,435
Paychex, Inc. (Commercial Services)	405	13,248
Peabody Energy Corp. (Coal)	648	43,299
PepsiCo, Inc. (Beverages)	3,807	262,264
PerkinElmer, Inc. (Electronics)	162	4,580
Philip Morris International, Inc. (Commercial Services)	4,293	298,106
Pioneer Natural Resources Co. (Oil & Gas)	243	24,842
Plum Creek Timber Co., Inc. (Forest Products & Paper)	162	6,981
Polo Ralph Lauren Corp. (Apparel)	162	21,185
PPG Industries, Inc. (Chemicals)	243	23,005
Praxair, Inc. (Chemicals)	729	77,580
Precision Castparts Corp. (Metal Fabricate/Hardware)	324	50,064
Priceline.com, Inc.* (Internet)	81	44,308
Procter & Gamble Co. (Cosmetics/Personal Care)	3,240	210,276
Public Storage, Inc. (REIT)	162	19,004
Qualcomm, Inc. (Telecommunications)	3,969	225,598
Quest Diagnostics, Inc. (Healthcare - Services)	162	9,134
Range Resources Corp. (Oil & Gas)	162	9,145
Raytheon Co. (Aerospace/Defense)	405	19,663
Red Hat, Inc.* (Software)	486	23,070
Republic Services, Inc. (Environmental Control)	405	12,806
Reynolds American, Inc. (Agriculture)	405	15,030
Robert Half International, Inc. (Commercial Services)	162	4,913
Rockwell Automation, Inc. (Machinery - Diversified)	324	28,230
Rockwell Collins, Inc. (Aerospace/Defense)	405	25,556

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Roper Industries, Inc. (Miscellaneous Manufacturing)	243	$21,017
Ross Stores, Inc. (Retail)	324	23,876
SAIC, Inc.* (Commercial Services)	324	5,638
Salesforce.com, Inc.* (Software)	243	33,680
SanDisk Corp.* (Computers)	567	27,862
Sara Lee Corp. (Food)	810	15,552
Schlumberger, Ltd. (Oil & Gas Services)	3,240	290,790
Scripps Networks Interactive - Class A (Entertainment)	243	12,495
Sherwin-Williams Co. (Chemicals)	81	6,665
Sigma-Aldrich Corp. (Chemicals)	324	22,868
Simon Property Group, Inc. (REIT)	729	83,500
Snap-on, Inc. (Hand/Machine Tools)	81	5,003
Southern Co. (Electric)	810	31,622
Southwest Airlines Co. (Airlines)	891	10,469
Southwestern Energy Co.* (Oil & Gas)	810	35,527
Spectra Energy Corp. (Pipelines)	810	23,522
St. Jude Medical, Inc. (Healthcare - Products)	810	43,286
Stanley Black & Decker, Inc. (Hand/Machine Tools)	162	11,769
Staples, Inc. (Retail)	891	18,836
Starbucks Corp. (Retail)	1,782	64,491
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	486	28,951
Stericycle, Inc.* (Environmental Control)	243	22,181
Stryker Corp. (Healthcare - Products)	810	47,790
Symantec Corp.* (Internet)	1,863	36,608
T. Rowe Price Group, Inc. (Diversified Financial Services)	648	41,634
Target Corp. (Retail)	972	47,725
Tenet Healthcare Corp.* (Healthcare - Services)	1,134	7,859
Teradata Corp.* (Computers)	405	22,648
Teradyne, Inc.* (Semiconductors)	243	3,912
Texas Instruments, Inc. (Semiconductors)	2,835	100,728
The Charles Schwab Corp. (Diversified Financial Services)	1,053	19,280
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	243	23,571
The Gap, Inc. (Retail)	567	13,177
The Hershey Co. (Food)	243	14,024
Thermo Fisher Scientific, Inc.* (Electronics)	567	34,014
Tiffany & Co. (Retail)	324	22,499
Time Warner Cable, Inc. (Media)	567	44,300
Titanium Metals Corp.* (Mining)	81	1,622
TJX Cos., Inc. (Retail)	972	52,119
Total System Services, Inc. (Software)	162	3,054
Tyco International, Ltd. (Miscellaneous Manufacturing)	567	27,636
Union Pacific Corp. (Transportation)	729	75,430
United Parcel Service, Inc. - Class B (Transportation)	1,215	91,089
United States Steel Corp. (Iron/Steel)	81	3,865
United Technologies Corp. (Aerospace/Defense)	1,458	130,608
Urban Outfitters, Inc.* (Retail)	324	10,193
V.F. Corp. (Apparel)	81	8,145
Varian Medical Systems, Inc.* (Healthcare - Products)	324	22,745
Ventas, Inc. (REIT)	405	22,652
VeriSign, Inc. (Internet)	243	8,981
Verizon Communications, Inc. (Telecommunications)	2,673	100,986
Viacom, Inc. - Class B (Media)	1,458	74,591
Visa, Inc. - Class A (Commercial Services)	1,134	88,588
Vornado Realty Trust (REIT)	162	15,662
W.W. Grainger, Inc. (Distribution/Wholesale)	162	24,559
Walt Disney Co. (Media)	2,430	104,733
Waste Management, Inc. (Environmental Control)	405	15,981
Waters Corp.* (Electronics)	243	23,814
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	324	20,094
Wells Fargo & Co. (Banks)	6,156	179,201
Western Digital Corp.* (Computers)	567	22,567
Western Union Co. (Commercial Services)	1,539	32,704
Whole Foods Market, Inc. (Food)	324	20,334
Windstream Corp. (Telecommunications)	729	9,338
Wisconsin Energy Corp. (Electric)	243	7,584
Wyndham Worldwide Corp. (Lodging)	405	14,017
Wynn Resorts, Ltd. (Lodging)	162	23,838
Xilinx, Inc. (Semiconductors)	648	22,589
Yahoo!, Inc.* (Internet)	1,458	25,880
YUM! Brands, Inc. (Retail)	1,134	60,828
Zimmer Holdings, Inc.* (Healthcare - Products)	324	21,141

TOTAL COMMON STOCKS (Cost $10,350,721)		15,094,623

	Principal Amount	Value
Repurchase Agreements (a) (1.3%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $196,000	$196,000	$196,000

TOTAL REPURCHASE AGREEMENTS (Cost $196,000)		196,000

TOTAL INVESTMENT SECURITIES (Cost $10,546,721)—99.3%		15,290,623
Net other assets (liabilities) — 0.7%		105,798

NET ASSETS — 100.0%		$15,396,421

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Advertising	$33,247	0.2%
Aerospace/Defense	323,858	2.1%
Agriculture	129,713	0.8%
Airlines	10,469	0.1%
Apparel	146,278	1.0%
Auto Manufacturers	104,213	0.7%
Banks	199,269	1.3%
Beverages	696,534	4.5%
Biotechnology	213,396	1.4%
Chemicals	318,678	2.1%
Coal	90,550	0.6%
Commercial Services	488,068	3.2%
Computers	1,693,292	11.0%
Cosmetics/Personal Care	367,269	2.4%
Distribution/Wholesale	46,296	0.3%
Diversified Financial Services	265,520	1.7%
Electric	65,526	0.4%
Electrical Components & Equipment	63,433	0.4%
Electronics	139,743	0.9%
Energy - Alternate Sources	22,610	0.1%
Engineering & Construction	16,995	0.1%
Entertainment	18,227	0.1%
Environmental Control	50,968	0.3%
Food	224,384	1.5%
Forest Products & Paper	6,981	NM
Hand/Machine Tools	16,772	0.1%
Healthcare - Products	634,789	4.1%
Healthcare - Services	61,841	0.4%
Holding Companies - Diversified	12,526	0.1%
Home Builders	3,076	NM
Home Furnishings	3,931	NM
Household Products/Wares	57,764	0.4%
Insurance	66,757	0.4%
Internet	760,928	4.9%
Iron/Steel	40,062	0.3%
Leisure Time	30,640	0.2%
Lodging	92,565	0.6%
Machinery - Construction & Mining	118,013	0.8%
Machinery - Diversified	201,919	1.3%
Media	609,771	4.0%
Metal Fabricate/Hardware	50,064	0.3%
Mining	197,641	1.3%
Miscellaneous Manufacturing	430,412	2.8%
Oil & Gas	497,100	3.2%
Oil & Gas Services	520,209	3.4%
Packaging & Containers	15,111	0.1%
Pharmaceuticals	919,122	6.0%
Pipelines	42,389	0.3%
REIT	283,688	1.8%
Real Estate	19,472	0.1%
Retail	769,831	5.0%
Savings & Loans	6,947	NM
Semiconductors	539,236	3.5%
Software	1,170,621	7.6%
Telecommunications	872,359	5.7%
Toys/Games/Hobbies	28,162	0.2%
Transportation	285,388	1.9%
Other**	301,798	2.0%
Total	$15,396,421	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NMNot meaningful, amount is less than 0.05%.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (99.4%)
99 Cents Only Stores* (Retail)	987	$19,898
Aaron’s, Inc. (Home Furnishings)	2,820	81,188
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,128	66,326
Acxiom Corp.* (Software)	1,692	24,636
Aecom Technology Corp.* (Engineering & Construction)	4,653	126,841
Affiliated Managers Group, Inc.* (Diversified Financial Services)	846	92,282
AGCO Corp.* (Machinery - Diversified)	1,833	105,544
AGL Resources, Inc. (Gas)	3,102	128,764
AirTran Holdings, Inc.* (Airlines)	5,358	40,239
Alaska Air Group, Inc.* (Airlines)	564	37,151
Alberto-Culver Co. (Cosmetics/Personal Care)	1,551	57,914
Alexander & Baldwin, Inc. (Transportation)	1,551	81,738
Alexandria Real Estate Equities, Inc. (REIT)	1,269	104,248
Alliant Energy Corp. (Electric)	4,371	172,829
Alliant Techsystems, Inc. (Aerospace/Defense)	1,269	89,655
AMB Property Corp. (REIT)	4,371	159,104
American Eagle Outfitters, Inc. (Retail)	4,371	68,013
American Financial Group, Inc. (Insurance)	2,961	105,915
American Greetings Corp. - Class A (Household Products/Wares)	1,551	38,155
Ametek, Inc. (Electrical Components & Equipment)	2,397	110,358
AOL, Inc.* (Internet)	4,230	86,207
Apollo Investment Corp. (Investment Companies)	7,614	90,226
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,269	66,559
Aqua America, Inc. (Water)	2,679	60,411
Arch Coal, Inc. (Coal)	3,384	116,071
Arrow Electronics, Inc.* (Electronics)	4,512	205,702
Arthur J. Gallagher & Co. (Insurance)	2,397	71,383
Ashland, Inc. (Chemicals)	3,102	192,572
Aspen Insurance Holdings, Ltd. (Insurance)	1,551	44,312
Associated Banc-Corp (Banks)	6,768	98,813
Astoria Financial Corp. (Savings & Loans)	3,243	46,926
Atmos Energy Corp. (Gas)	3,525	122,987
Avnet, Inc.* (Electronics)	5,922	215,087
BancorpSouth, Inc. (Banks)	2,820	38,211
Bank of Hawaii Corp. (Banks)	1,269	61,915
Barnes & Noble, Inc. (Retail)	1,551	17,046
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	282	35,284
BJ’s Wholesale Club, Inc.* (Retail)	2,115	108,542
Black Hills Corp. (Electric)	705	24,499
Bob Evans Farms, Inc. (Retail)	1,128	35,374
BorgWarner, Inc.* (Auto Parts & Equipment)	1,833	141,581
Boyd Gaming Corp.* (Lodging)	2,256	20,169
BRE Properties, Inc. - Class A (REIT)	1,269	64,364
Brinker International, Inc. (Retail)	1,833	44,157
Broadridge Financial Solutions, Inc. (Software)	2,397	55,706
Brown & Brown, Inc. (Insurance)	2,538	65,607
Cabot Corp. (Chemicals)	2,538	113,829
Cadence Design Systems, Inc.* (Computers)	5,640	58,543
Camden Property Trust (REIT)	1,410	88,478
Career Education Corp.* (Commercial Services)	2,397	52,279
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,397	118,747
Carpenter Technology Corp. (Iron/Steel)	1,128	57,821
Cathay Bancorp, Inc. (Banks)	3,102	52,889
Charles River Laboratories International, Inc.* (Biotechnology)	1,269	53,539
Church & Dwight, Inc. (Household Products/Wares)	1,410	116,297
Ciena Corp.* (Telecommunications)	1,833	51,764
Cimarex Energy Co. (Oil & Gas)	1,410	155,932
City National Corp. (Banks)	1,833	104,683
Clean Harbors, Inc.* (Environmental Control)	564	55,554
Cleco Corp. (Electric)	2,397	84,135
Collective Brands, Inc.* (Retail)	2,397	50,337
Commerce Bancshares, Inc. (Banks)	2,961	126,020
Commercial Metals Co. (Metal Fabricate/Hardware)	4,512	75,621
Community Health Systems, Inc.* (Healthcare - Services)	3,666	112,656
Comstock Resources, Inc.* (Oil & Gas)	1,833	58,766
Con-way, Inc. (Transportation)	2,115	82,316
Convergys Corp.* (Commercial Services)	4,794	69,513
CoreLogic, Inc.* (Commercial Services)	4,089	75,279
Corn Products International, Inc. (Food)	1,410	77,691
Corrections Corp. of America* (Commercial Services)	1,833	45,623
Cousins Properties, Inc. (REIT)	4,089	36,801
Covance, Inc.* (Healthcare - Services)	987	61,786
Crane Co. (Miscellaneous Manufacturing)	705	35,187
Cullen/Frost Bankers, Inc. (Banks)	2,397	141,998
Cytec Industries, Inc. (Chemicals)	1,974	115,834
Deluxe Corp. (Commercial Services)	1,269	34,365
Diebold, Inc. (Computers)	2,538	85,784
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,410	86,334
DPL, Inc. (Electric)	2,397	72,605
DST Systems, Inc. (Computers)	705	34,764
Duke Realty Corp. (REIT)	6,486	98,912
East West Bancorp, Inc. (Banks)	5,781	122,153
Eastman Kodak Co.* (Miscellaneous Manufacturing)	10,575	29,399
Eaton Vance Corp. (Diversified Financial Services)	1,833	61,900
Energen Corp. (Gas)	2,820	183,328
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,551	117,147
Equity One, Inc. (REIT)	1,833	36,330

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Essex Property Trust, Inc. (REIT)	564	$76,411
Everest Re Group, Ltd. (Insurance)	2,115	192,719
Exterran Holdings, Inc.* (Oil & Gas Services)	2,538	55,100
Fair Isaac Corp. (Software)	987	29,492
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,115	44,352
Federal Realty Investment Trust (REIT)	1,128	98,768
Fidelity National Title Group, Inc. - Class A (Insurance)	8,742	134,977
First American Financial Corp. (Insurance)	4,089	63,788
First Niagara Financial Group, Inc. (Savings & Loans)	12,126	174,614
FirstMerit Corp. (Banks)	4,230	73,898
Flowers Foods, Inc. (Food)	1,410	43,090
Foot Locker, Inc. (Retail)	6,063	130,476
Forest Oil Corp.* (Oil & Gas)	2,538	91,140
Frontier Oil Corp. (Oil & Gas)	4,089	114,247
FTI Consulting, Inc.* (Commercial Services)	846	33,755
Fulton Financial Corp. (Banks)	7,755	90,578
GATX Corp. (Trucking & Leasing)	1,833	77,481
Graco, Inc. (Machinery - Diversified)	1,269	63,488
Granite Construction, Inc. (Engineering & Construction)	1,269	34,491
Great Plains Energy, Inc. (Electric)	5,358	110,268
Greenhill & Co., Inc. (Diversified Financial Services)	564	33,276
Greif, Inc. - Class A (Packaging & Containers)	1,269	78,805
Hanesbrands, Inc.* (Apparel)	2,397	77,927
Hanover Insurance Group, Inc. (Insurance)	1,833	77,389
Harsco Corp. (Miscellaneous Manufacturing)	3,102	110,431
Harte-Hanks, Inc. (Advertising)	1,551	14,409
Hawaiian Electric Industries, Inc. (Electric)	3,666	93,446
HCC Insurance Holdings, Inc. (Insurance)	4,512	146,821
Health Net, Inc.* (Healthcare - Services)	3,666	122,078
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,089	77,405
Henry Schein, Inc.* (Healthcare - Products)	1,692	123,634
Herman Miller, Inc. (Office Furnishings)	1,410	36,688
Highwoods Properties, Inc. (REIT)	1,692	62,435
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,551	69,811
HNI Corp. (Office Furnishings)	1,692	46,564
Hologic, Inc.* (Healthcare - Products)	6,768	149,031
Hospitality Properties Trust (REIT)	4,794	115,775
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,128	78,949
Huntington Ingalls Industries, Inc.* (Transportation)	705	28,200
IDACORP, Inc. (Electric)	1,974	77,401
IDEX Corp. (Machinery - Diversified)	1,410	66,157
Immucor, Inc.* (Healthcare - Products)	1,128	24,624
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	6,204	116,201
Integrated Device Technology, Inc.* (Semiconductors)	5,922	48,175
International Bancshares Corp. (Banks)	2,115	37,266
International Rectifier Corp.* (Semiconductors)	1,410	48,730
International Speedway Corp. (Entertainment)	1,128	34,517
Intersil Corp. - Class A (Semiconductors)	4,935	72,890
Itron, Inc.* (Electronics)	423	23,024
J.B. Hunt Transport Services, Inc. (Transportation)	1,551	73,952
Jefferies Group, Inc. (Diversified Financial Services)	3,243	78,383
JetBlue Airways Corp.* (Airlines)	7,896	44,691
John Wiley & Sons, Inc. (Media)	705	35,906
Kansas City Southern Industries, Inc.* (Transportation)	2,256	131,096
KB Home (Home Builders)	2,820	33,304
KBR, Inc. (Engineering & Construction)	5,922	227,227
Kennametal, Inc. (Hand/Machine Tools)	2,115	89,295
Kindred Healthcare, Inc.* (Healthcare - Services)	1,551	39,116
Kirby Corp.* (Transportation)	987	56,042
Korn/Ferry International* (Commercial Services)	1,833	37,961
Lam Research Corp.* (Semiconductors)	2,397	115,799
Lancaster Colony Corp. (Miscellaneous Manufacturing)	282	17,233
Landstar System, Inc. (Transportation)	1,128	53,467
Lennox International, Inc. (Building Materials)	1,128	54,832
Liberty Property Trust (REIT)	2,679	94,220
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,974	82,138
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,128	88,638
Louisiana-Pacific Corp.* (Forest Products & Paper)	5,217	48,518
M.D.C. Holdings, Inc. (Home Builders)	1,410	41,158
Mack-Cali Realty Corp. (REIT)	2,256	79,682
Manpower, Inc. (Commercial Services)	3,243	214,849
ManTech International Corp. - Class A* (Software)	423	18,565
Martin Marietta Materials (Building Materials)	1,128	102,862
Masimo Corp. (Healthcare - Products)	987	34,338
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,128	45,278
MDU Resources Group, Inc. (Electric)	7,332	175,162
Mentor Graphics Corp.* (Computers)	2,820	41,595

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mercury General Corp. (Insurance)	1,410	$56,033
Meredith Corp. (Media)	846	28,273
Mine Safety Appliances Co. (Environmental Control)	1,269	50,354
Minerals Technologies, Inc. (Chemicals)	705	47,940
Mohawk Industries, Inc.* (Textiles)	2,256	135,450
MSC Industrial Direct Co. - Class A (Retail)	705	50,471
National Fuel Gas Co. (Pipelines)	1,551	113,688
National Instruments Corp. (Computers)	1,692	51,335
Nationwide Health Properties, Inc. (REIT)	2,115	92,637
NCR Corp.* (Computers)	6,204	122,901
New York Community Bancorp (Savings & Loans)	17,061	283,213
Nordson Corp. (Machinery - Diversified)	1,128	64,262
NSTAR (Electric)	4,089	189,321
NV Energy, Inc. (Electric)	9,165	139,216
NVR, Inc.* (Home Builders)	282	208,491
Office Depot, Inc.* (Retail)	10,857	46,794
OGE Energy Corp. (Electric)	3,807	202,418
Old Republic International Corp. (Insurance)	10,152	128,626
Olin Corp. (Chemicals)	3,102	79,846
OMEGA Healthcare Investors, Inc. (REIT)	1,833	42,086
Omnicare, Inc. (Pharmaceuticals)	4,512	141,767
Oshkosh Truck Corp.* (Auto Manufacturers)	1,551	49,105
Overseas Shipholding Group, Inc. (Transportation)	987	27,498
Owens & Minor, Inc. (Distribution/Wholesale)	2,538	87,434
Packaging Corp. of America (Packaging & Containers)	1,974	56,318
PacWest Bancorp (Banks)	1,269	29,174
Parametric Technology Corp.* (Software)	2,256	54,753
Patriot Coal Corp.* (Coal)	1,833	46,155
Patterson-UTI Energy, Inc. (Oil & Gas)	6,063	188,620
Pentair, Inc. (Miscellaneous Manufacturing)	3,807	152,889
Pharmaceutical Product Development, Inc. (Commercial Services)	2,679	82,647
Plains Exploration & Production Co.* (Oil & Gas)	5,499	209,182
Plantronics, Inc. (Telecommunications)	705	26,134
PNM Resources, Inc. (Electric)	3,384	51,877
Potlatch Corp. (Forest Products & Paper)	987	38,187
Pride International, Inc.* (Oil & Gas)	6,909	303,374
Prosperity Bancshares, Inc. (Banks)	1,833	84,043
Protective Life Corp. (Insurance)	3,384	91,063
Questar Corp. (Pipelines)	6,909	121,391
Ralcorp Holdings, Inc.* (Food)	2,115	164,547
Raymond James Financial Corp. (Diversified Financial Services)	3,948	148,050
Rayonier, Inc. (Forest Products & Paper)	1,692	112,281
Realty Income Corp. (REIT)	1,833	65,163
Regal-Beloit Corp. (Hand/Machine Tools)	846	64,118
Regency Centers Corp. (REIT)	1,833	86,261
Regis Corp. (Retail)	2,256	38,352
Reinsurance Group of America, Inc. (Insurance)	3,102	196,357
Reliance Steel & Aluminum Co. (Iron/Steel)	2,961	167,622
Rent-A-Center, Inc. (Commercial Services)	2,538	77,282
Rock-Tenn Co. - Class A (Forest Products & Paper)	705	48,694
RPM, Inc. (Chemicals)	5,076	119,286
Ruddick Corp. (Food)	1,692	70,252
Saks, Inc.* (Retail)	6,345	75,886
Scholastic Corp. (Media)	987	25,938
Scientific Games Corp. - Class A* (Entertainment)	2,538	26,700
SEI Investments Co. (Software)	2,961	66,119
Senior Housing Properties Trust (REIT)	3,102	73,579
Sensient Technologies Corp. (Chemicals)	1,974	74,795
Service Corp. International (Commercial Services)	4,512	53,106
Shaw Group, Inc.* (Engineering & Construction)	3,384	131,638
Silgan Holdings, Inc. (Packaging & Containers)	987	45,264
SM Energy Co. (Oil & Gas)	987	74,874
Smithfield Foods, Inc.* (Food)	6,486	152,810
Sonoco Products Co. (Packaging & Containers)	3,948	136,443
Southern Union Co. (Gas)	4,935	147,557
SPX Corp. (Miscellaneous Manufacturing)	987	85,326
SRA International, Inc. - Class A* (Computers)	1,692	52,435
StanCorp Financial Group, Inc. (Insurance)	1,833	79,002
Steel Dynamics, Inc. (Iron/Steel)	8,460	153,887
STERIS Corp. (Healthcare - Products)	1,128	40,653
SVB Financial Group* (Banks)	1,128	68,176
Synopsys, Inc.* (Computers)	2,820	77,240
Synovus Financial Corp. (Banks)	30,738	76,845
Taubman Centers, Inc. (REIT)	564	32,797
TCF Financial Corp. (Banks)	6,063	94,522
Tech Data Corp.* (Distribution/Wholesale)	1,833	97,387
Techne Corp. (Healthcare - Products)	564	43,828
Teleflex, Inc. (Miscellaneous Manufacturing)	1,551	97,729
Telephone & Data Systems, Inc. (Telecommunications)	3,525	118,299
Temple-Inland, Inc. (Forest Products & Paper)	4,230	99,532
Terex Corp.* (Machinery - Construction & Mining)	4,230	147,119
The Brink’s Co. (Miscellaneous Manufacturing)	1,833	60,507

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Corporate Executive Board Co. (Commercial Services)	564	$22,475
The New York Times Co. - Class A* (Media)	4,653	37,829
The Ryland Group, Inc. (Home Builders)	1,692	29,289
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	846	47,774
The Timberland Co. - Class A* (Apparel)	705	31,859
The Timken Co. (Metal Fabricate/Hardware)	1,551	87,461
Thomas & Betts Corp.* (Electronics)	705	40,869
Thor Industries, Inc. (Home Builders)	1,692	52,469
Tidewater, Inc. (Oil & Gas Services)	1,974	117,473
Toll Brothers, Inc.* (Home Builders)	5,640	118,496
Tootsie Roll Industries, Inc. (Food)	564	16,717
Towers Watson & Co. - Class A (Commercial Services)	1,128	64,702
Transatlantic Holdings, Inc. (Insurance)	2,397	118,148
Trimble Navigation, Ltd.* (Electronics)	1,833	85,858
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,102	112,292
Trustmark Corp. (Banks)	2,256	52,429
UDR, Inc. (REIT)	3,807	98,563
UGI Corp. (Gas)	4,371	145,554
Unit Corp.* (Oil & Gas)	1,551	97,744
United Rentals, Inc.* (Commercial Services)	1,410	41,482
Unitrin, Inc. (Insurance)	1,974	59,694
Universal Corp. (Agriculture)	987	42,816
URS Corp.* (Engineering & Construction)	3,102	138,815
UTI Worldwide, Inc. (Transportation)	2,538	56,877
Valley National Bancorp (Banks)	6,345	90,860
Valmont Industries, Inc. (Metal Fabricate/Hardware)	282	29,695
Valspar Corp. (Chemicals)	3,807	149,653
ValueClick, Inc.* (Internet)	1,128	18,894
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,410	59,121
VCA Antech, Inc.* (Pharmaceuticals)	1,692	41,623
Vectren Corp. (Gas)	3,243	92,685
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,230	232,735
Vishay Intertechnology, Inc.* (Electronics)	2,679	51,115
W.R. Berkley Corp. (Insurance)	4,512	147,136
Wabtec Corp. (Machinery - Diversified)	846	60,388
Washington Federal, Inc. (Savings & Loans)	4,371	70,329
Waste Connections, Inc. (Environmental Control)	1,833	56,401
Watsco, Inc. (Distribution/Wholesale)	705	49,977
Webster Financial Corp. (Banks)	2,820	60,686
Weingarten Realty Investors (REIT)	3,102	81,924
WellCare Health Plans, Inc.* (Healthcare - Services)	846	37,063
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	12,549	60,486
Werner Enterprises, Inc. (Transportation)	1,692	44,280
Westamerica Bancorp (Banks)	705	35,807
Westar Energy, Inc. (Electric)	4,512	122,772
WGL Holdings, Inc. (Gas)	1,974	78,013
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,115	45,621

TOTAL COMMON STOCKS (Cost $18,901,691)		24,392,120

TOTAL INVESTMENT SECURITIES (Cost $18,901,691)—99.4%		24,392,120
Net other assets (liabilities) — 0.6%		142,353

NET ASSETS — 100.0%		$24,534,473

*	Non-income producing security

Mid-Cap Value ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Advertising	$14,409	0.1%
Aerospace/Defense	89,655	0.4%
Agriculture	42,816	0.2%
Airlines	122,081	0.5%
Apparel	109,786	0.4%
Auto Manufacturers	49,105	0.2%
Auto Parts & Equipment	141,581	0.6%
Banks	1,540,966	6.3%
Biotechnology	321,558	1.3%
Building Materials	157,694	0.6%
Chemicals	893,755	3.6%
Coal	162,226	0.7%
Commercial Services	905,318	3.7%
Computers	524,597	2.1%
Cosmetics/Personal Care	57,914	0.2%
Distribution/Wholesale	350,999	1.4%
Diversified Financial Services	413,891	1.7%
Electric	1,515,949	6.2%
Electrical Components & Equipment	306,454	1.2%
Electronics	621,655	2.5%
Engineering & Construction	659,012	2.7%
Entertainment	61,217	0.3%
Environmental Control	162,309	0.7%
Food	525,107	2.1%
Forest Products & Paper	347,212	1.4%
Gas	898,888	3.7%
Hand/Machine Tools	242,051	1.0%
Healthcare - Products	485,919	2.0%
Healthcare - Services	454,837	1.9%
Home Builders	483,207	2.0%
Home Furnishings	81,188	0.3%
Household Products/Wares	202,226	0.8%
Insurance	1,778,970	7.3%
Internet	105,101	0.4%
Investment Companies	90,226	0.4%
Iron/Steel	379,330	1.5%
Lodging	20,169	0.1%
Machinery - Construction & Mining	147,119	0.6%
Machinery - Diversified	359,839	1.5%
Media	127,946	0.5%
Metal Fabricate/Hardware	238,398	1.0%
Miscellaneous Manufacturing	1,084,237	4.4%
Office Furnishings	83,252	0.3%
Oil & Gas	1,293,879	5.3%
Oil & Gas Services	249,978	1.0%
Packaging & Containers	316,830	1.3%
Pharmaceuticals	183,390	0.7%
Pipelines	235,079	1.0%
REIT	1,688,538	6.9%
Retail	685,346	2.8%
Retail - Restaurants	60,486	0.2%
Savings & Loans	575,082	2.3%
Semiconductors	389,067	1.6%
Software	249,271	1.0%
Telecommunications	196,197	0.8%
Textiles	135,450	0.6%
Transportation	635,466	2.6%
Trucking & Leasing	77,481	0.3%
Water	60,411	0.2%
Other**	142,353	0.6%
Total	$24,534,473	100.0%

See accompanying notes to schedules of portfolio investments.

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (99.8%)
99 Cents Only Stores* (Retail)	1,625	$32,760
ACI Worldwide, Inc.* (Software)	2,275	75,166
Acuity Brands, Inc. (Miscellaneous Manufacturing)	975	57,330
Acxiom Corp.* (Software)	2,275	33,124
ADTRAN, Inc. (Telecommunications)	4,225	174,366
Advance Auto Parts, Inc. (Retail)	5,200	340,392
Advent Software, Inc.* (Software)	1,950	53,099
Aeropostale, Inc.* (Retail)	5,525	141,053
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,950	212,706
AGCO Corp.* (Machinery - Diversified)	3,250	187,135
Alaska Air Group, Inc.* (Airlines)	1,300	85,631
Albemarle Corp. (Chemicals)	5,850	412,717
Alberto-Culver Co. (Cosmetics/Personal Care)	2,925	109,220
Alexandria Real Estate Equities, Inc. (REIT)	1,300	106,795
Alliance Data Systems Corp.* (Commercial Services)	3,250	308,750
Allscripts Healthcare Solutions, Inc.* (Software)	12,025	259,018
AMB Property Corp. (REIT)	3,575	130,130
American Eagle Outfitters, Inc. (Retail)	5,200	80,912
Ametek, Inc. (Electrical Components & Equipment)	6,500	299,260
Ann, Inc.* (Retail)	3,575	111,576
ANSYS, Inc.* (Software)	5,850	323,446
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,275	119,324
Aqua America, Inc. (Water)	4,550	102,603
Arch Coal, Inc. (Coal)	4,875	167,212
Arthur J. Gallagher & Co. (Insurance)	2,925	87,107
Ascena Retail Group, Inc.* (Retail)	4,550	142,369
Aspen Insurance Holdings, Ltd. (Insurance)	1,950	55,712
Atmel Corp.* (Semiconductors)	28,925	442,552
Atwood Oceanics, Inc.* (Oil & Gas)	3,575	160,625
Bally Technologies, Inc.* (Entertainment)	3,250	126,718
Bank of Hawaii Corp. (Banks)	975	47,570
BE Aerospace, Inc.* (Aerospace/Defense)	6,500	250,835
Bill Barrett Corp.* (Oil & Gas)	2,925	122,060
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	650	81,328
Black Hills Corp. (Electric)	1,300	45,175
BorgWarner, Inc.* (Auto Parts & Equipment)	4,225	326,339
BRE Properties, Inc. - Class A (REIT)	1,950	98,904
Brinker International, Inc. (Retail)	2,925	70,463
Broadridge Financial Solutions, Inc. (Software)	3,900	90,636
Brown & Brown, Inc. (Insurance)	3,575	92,414
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	5,200	475,540
Cadence Design Systems, Inc.* (Computers)	7,800	80,964
Camden Property Trust (REIT)	2,275	142,756
CARBO Ceramics, Inc. (Oil & Gas Services)	1,300	209,222
Carpenter Technology Corp. (Iron/Steel)	975	49,979
Charles River Laboratories International, Inc.* (Biotechnology)	1,625	68,559
Cheesecake Factory, Inc.* (Retail)	3,900	114,738
Chico’s FAS, Inc. (Retail)	11,375	166,416
Church & Dwight, Inc. (Household Products/Wares)	2,275	187,642
Ciena Corp.* (Telecommunications)	2,925	82,602
Cimarex Energy Co. (Oil & Gas)	3,250	359,417
Clean Harbors, Inc.* (Environmental Control)	650	64,025
Compass Minerals International, Inc. (Mining)	1,950	190,339
Concur Technologies, Inc.* (Software)	2,925	169,270
Cooper Cos., Inc. (Healthcare - Products)	2,925	219,082
Copart, Inc.* (Retail)	3,900	176,943
Corn Products International, Inc. (Food)	2,600	143,260
Corporate Office Properties Trust (REIT)	4,225	148,762
Corrections Corp. of America* (Commercial Services)	3,900	97,071
Covance, Inc.* (Healthcare - Services)	2,275	142,415
Crane Co. (Miscellaneous Manufacturing)	1,625	81,104
Cree Research, Inc.* (Semiconductors)	6,825	278,050
Cypress Semiconductor Corp.* (Semiconductors)	11,050	240,448
Deckers Outdoor Corp.* (Apparel)	2,600	220,636
Deluxe Corp. (Commercial Services)	1,300	35,204
Dick’s Sporting Goods, Inc.* (Retail)	5,525	226,138
Digital River, Inc.* (Internet)	2,600	84,604
Dollar Tree, Inc.* (Retail)	7,800	448,500
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,600	159,198
DPL, Inc. (Electric)	3,575	108,287
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	4,550	120,530
Dril-Quip, Inc.* (Oil & Gas Services)	2,275	174,174
DST Systems, Inc. (Computers)	975	48,077
Duke Realty Corp. (REIT)	5,525	84,256
Eaton Vance Corp. (Diversified Financial Services)	4,550	153,653
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	7,475	292,721
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,950	147,283
Equinix, Inc.* (Internet)	2,925	294,430
Essex Property Trust, Inc. (REIT)	975	132,093
FactSet Research Systems, Inc. (Computers)	2,925	320,024
Fair Isaac Corp. (Software)	975	29,133
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,550	95,414
Federal Realty Investment Trust (REIT)	1,950	170,742

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Flowers Foods, Inc. (Food)	2,600	$79,456
Forest Oil Corp.* (Oil & Gas)	3,250	116,708
Fossil, Inc.* (Household Products/Wares)	3,250	311,285
FTI Consulting, Inc.* (Commercial Services)	1,625	64,838
Gardner Denver, Inc. (Machinery - Diversified)	3,250	280,832
Gartner Group, Inc.* (Commercial Services)	5,525	237,078
Gen-Probe, Inc.* (Healthcare - Products)	2,925	242,541
Gentex Corp. (Electronics)	9,100	285,285
Global Payments, Inc. (Software)	5,200	276,848
Graco, Inc. (Machinery - Diversified)	1,950	97,559
Green Mountain Coffee Roasters, Inc.* (Beverages)	7,475	500,526
Greenhill & Co., Inc. (Diversified Financial Services)	650	38,350
GUESS?, Inc. (Apparel)	3,900	167,661
Hanesbrands, Inc.* (Apparel)	2,275	73,960
Hansen Natural Corp.* (Beverages)	4,550	300,982
Health Management Associates, Inc. - Class A* (Healthcare - Services)	15,925	179,634
Henry Schein, Inc.* (Healthcare - Products)	3,250	237,477
Herman Miller, Inc. (Office Furnishings)	1,300	33,826
Highwoods Properties, Inc. (REIT)	1,950	71,955
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,625	73,141
Hologic, Inc.* (Healthcare - Products)	5,525	121,661
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,950	136,480
Huntington Ingalls Industries, Inc.* (Transportation)	1,950	78,000
IDEX Corp. (Machinery - Diversified)	2,925	137,241
IDEXX Laboratories, Inc.* (Healthcare - Products)	3,575	291,112
Immucor, Inc.* (Healthcare - Products)	2,600	56,758
Informatica Corp.* (Software)	6,825	382,268
International Rectifier Corp.* (Semiconductors)	1,950	67,392
Intrepid Potash, Inc.* (Chemicals)	2,925	100,211
Itron, Inc.* (Electronics)	1,950	106,139
ITT Educational Services, Inc.* (Commercial Services)	1,625	116,561
J. Crew Group, Inc. — Escrowed Security*(a) (Apparel)	6,552	—
J.B. Hunt Transport Services, Inc. (Transportation)	2,925	139,464
Jack Henry & Associates, Inc. (Computers)	5,525	187,684
Jefferies Group, Inc. (Diversified Financial Services)	2,925	70,697
John Wiley & Sons, Inc. (Media)	1,625	82,761
Jones Lang LaSalle, Inc. (Real Estate)	2,600	266,188
Kansas City Southern Industries, Inc.* (Transportation)	2,925	169,972
Kennametal, Inc. (Hand/Machine Tools)	1,625	68,608
Kinetic Concepts, Inc.* (Healthcare - Products)	3,900	230,217
Kirby Corp.* (Transportation)	1,950	110,721
Lam Research Corp.* (Semiconductors)	3,900	188,409
Lamar Advertising Co.* (Advertising)	3,575	116,259
Lancaster Colony Corp. (Miscellaneous Manufacturing)	650	39,722
Landstar System, Inc. (Transportation)	975	46,215
Lender Processing Services, Inc. (Diversified Financial Services)	5,525	162,601
Lennox International, Inc. (Building Materials)	1,300	63,193
Liberty Property Trust (REIT)	2,925	102,872
Life Time Fitness, Inc.* (Leisure Time)	2,600	101,712
Lincare Holdings, Inc. (Healthcare - Services)	6,175	194,018
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	975	76,616
LKQ Corp.* (Distribution/Wholesale)	9,100	229,502
Lubrizol Corp. (Chemicals)	4,225	568,347
Mack-Cali Realty Corp. (REIT)	1,950	68,874
ManTech International Corp. - Class A* (Software)	650	28,529
Martin Marietta Materials (Building Materials)	975	88,910
Masimo Corp. (Healthcare - Products)	2,275	79,147
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	3,900	138,294
Mednax, Inc.* (Healthcare - Services)	2,925	207,441
Mentor Graphics Corp.* (Computers)	2,600	38,350
Meredith Corp. (Media)	975	32,585
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	1,950	365,430
Micros Systems, Inc.* (Computers)	5,200	270,504
MSC Industrial Direct Co. - Class A (Retail)	1,625	116,334
MSCI, Inc. - Class A* (Software)	7,475	265,138
National Fuel Gas Co. (Pipelines)	2,600	190,580
National Instruments Corp. (Computers)	2,925	88,745
Nationwide Health Properties, Inc. (REIT)	4,550	199,290
NeuStar, Inc.* (Telecommunications)	4,550	122,350
NewMarket Corp. (Chemicals)	650	119,808
Nordson Corp. (Machinery - Diversified)	2,600	148,122
Northern Oil & Gas, Inc.* (Oil & Gas)	3,575	84,942
Oceaneering International, Inc.* (Oil & Gas Services)	3,575	312,526
Oil States International, Inc.* (Oil & Gas Services)	3,250	269,782
OMEGA Healthcare Investors, Inc. (REIT)	3,250	74,620
Oshkosh Truck Corp.* (Auto Manufacturers)	3,250	102,895
Packaging Corp. of America (Packaging & Containers)	3,250	92,723
Panera Bread Co. - Class A* (Retail)	1,950	236,164
Parametric Technology Corp.* (Software)	3,900	94,653

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Patriot Coal Corp.* (Coal)	2,925	$73,652
Perrigo Co. (Pharmaceuticals)	5,200	469,872
PetSmart, Inc. (Retail)	7,475	315,221
Pharmaceutical Product Development, Inc. (Commercial Services)	2,925	90,236
Phillips-Van Heusen Corp. (Apparel)	4,225	297,482
Plantronics, Inc. (Telecommunications)	1,950	72,287
Polaris Industries, Inc. (Leisure Time)	2,275	239,853
Polycom, Inc.* (Telecommunications)	5,525	330,561
Potlatch Corp. (Forest Products & Paper)	975	37,723
QLogic Corp.* (Semiconductors)	6,825	122,714
Quest Software, Inc.* (Software)	3,900	100,464
Quicksilver Resources, Inc.* (Oil & Gas)	7,800	115,830
Rackspace Hosting, Inc.* (Internet)	6,175	285,223
Rayonier, Inc. (Forest Products & Paper)	2,600	172,536
Realty Income Corp. (REIT)	5,200	184,860
Regal-Beloit Corp. (Hand/Machine Tools)	975	73,895
Regency Centers Corp. (REIT)	2,275	107,062
ResMed, Inc.* (Healthcare - Products)	9,750	310,927
RF Micro Devices, Inc.* (Telecommunications)	17,550	116,883
Riverbed Technology, Inc.* (Computers)	9,425	331,194
Rock-Tenn Co. - Class A (Forest Products & Paper)	1,300	89,791
Rollins, Inc. (Commercial Services)	3,900	81,783
Rovi Corp.* (Semiconductors)	7,150	347,204
SEI Investments Co. (Software)	4,550	101,602
Semtech Corp.* (Semiconductors)	3,900	109,473
Senior Housing Properties Trust (REIT)	3,900	92,508
Service Corp. International (Commercial Services)	7,800	91,806
Silgan Holdings, Inc. (Packaging & Containers)	1,625	74,523
Silicon Laboratories, Inc.* (Semiconductors)	2,925	127,471
Skyworks Solutions, Inc.* (Semiconductors)	11,700	368,082
SL Green Realty Corp. (REIT)	4,875	402,334
SM Energy Co. (Oil & Gas)	2,275	172,581
Solera Holdings, Inc. (Software)	4,550	250,250
Sotheby’s (Commercial Services)	4,225	213,447
SPX Corp. (Miscellaneous Manufacturing)	1,625	140,481
STERIS Corp. (Healthcare - Products)	1,950	70,278
Strayer Education, Inc. (Commercial Services)	975	120,783
Superior Energy Services, Inc.* (Oil & Gas Services)	4,875	187,297
SVB Financial Group* (Banks)	975	58,929
Synopsys, Inc.* (Computers)	5,200	142,428
Taubman Centers, Inc. (REIT)	2,600	151,190
Techne Corp. (Healthcare - Products)	1,300	101,023
The Corporate Executive Board Co. (Commercial Services)	1,300	51,805
The Macerich Co. (REIT)	8,125	429,162
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,625	91,764
The Timberland Co. - Class A* (Apparel)	1,300	58,747
The Timken Co. (Metal Fabricate/Hardware)	2,600	146,614
The Warnaco Group, Inc.* (Apparel)	2,925	188,253
Thomas & Betts Corp.* (Electronics)	1,950	113,042
Thoratec Corp.* (Healthcare - Products)	3,575	109,753
Tibco Software, Inc.* (Internet)	10,400	311,896
Tootsie Roll Industries, Inc. (Food)	650	19,266
Towers Watson & Co. - Class A (Commercial Services)	1,300	74,568
Tractor Supply Co. (Retail)	4,550	281,508
Trimble Navigation, Ltd.* (Electronics)	4,875	228,345
Tupperware Corp. (Household Products/Wares)	3,900	248,313
tw telecom, Inc.* (Telecommunications)	9,425	203,014
UDR, Inc. (REIT)	5,200	134,628
Under Armour, Inc. - Class A* (Retail)	2,275	155,746
United Rentals, Inc.* (Commercial Services)	1,625	47,808
United Therapeutics Corp.* (Pharmaceuticals)	3,250	217,620
Universal Health Services, Inc. - Class B (Healthcare - Services)	6,175	338,266
UTI Worldwide, Inc. (Transportation)	2,275	50,983
Valmont Industries, Inc. (Metal Fabricate/Hardware)	975	102,668
ValueClick, Inc.* (Internet)	3,250	54,438
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,275	95,391
VCA Antech, Inc.* (Pharmaceuticals)	2,600	63,960
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,099	335,567
Vishay Intertechnology, Inc.* (Electronics)	6,175	117,819
Wabtec Corp. (Machinery - Diversified)	1,625	115,993
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	5,525	226,580
Waste Connections, Inc. (Environmental Control)	4,225	130,003
Watsco, Inc. (Distribution/Wholesale)	650	46,079
Weingarten Realty Investors (REIT)	2,600	68,666
WellCare Health Plans, Inc.* (Healthcare - Services)	1,300	56,953
Westamerica Bancorp (Banks)	650	33,014
Williams Sonoma, Inc. (Retail)	6,825	296,273
WMS Industries, Inc.* (Leisure Time)	3,575	117,260
Woodward, Inc. (Electronics)	3,900	144,495

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	3,575	$140,462

TOTAL COMMON STOCKS (Cost $31,004,167)		38,704,973

	Principal Amount	Value
Repurchase Agreements (b) (0.3%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $107,000	$107,000	$107,000

TOTAL REPURCHASE AGREEMENTS (Cost $107,000)		107,000

TOTAL INVESTMENT SECURITIES (Cost $31,111,167)—100.1%		38,811,973
Net other assets (liabilities) — (0.1)%		(19,504)

NET ASSETS — 100.0%		$38,792,469

(a)	Security shares issued for a future litigation payment and was fair valued at $0 on April 30, 2011.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Advertising	$116,259	0.3%
Aerospace/Defense	250,835	0.6%
Airlines	85,631	0.2%
Apparel	1,006,739	2.6%
Auto Manufacturers	102,895	0.3%
Auto Parts & Equipment	326,339	0.8%
Banks	139,513	0.4%
Beverages	801,508	2.1%
Biotechnology	485,454	1.3%
Building Materials	152,103	0.4%
Chemicals	1,201,083	3.1%
Coal	240,864	0.6%
Commercial Services	1,631,738	4.2%
Computers	1,507,970	3.9%
Cosmetics/Personal Care	109,220	0.3%
Distribution/Wholesale	275,581	0.7%
Diversified Financial Services	864,587	2.2%
Electric	153,462	0.4%
Electrical Components & Equipment	948,453	2.4%
Electronics	995,125	2.6%
Entertainment	247,248	0.6%
Environmental Control	194,028	0.5%
Food	241,982	0.6%
Forest Products & Paper	300,050	0.8%
Hand/Machine Tools	219,119	0.6%
Healthcare - Products	2,143,117	5.5%
Healthcare - Services	1,118,727	2.9%
Household Products/Wares	839,004	2.2%
Insurance	235,233	0.6%
Internet	1,030,591	2.7%
Iron/Steel	49,979	0.1%
Leisure Time	458,825	1.2%
Machinery - Construction & Mining	475,540	1.2%
Machinery - Diversified	1,107,344	2.9%
Media	115,346	0.3%
Metal Fabricate/Hardware	249,282	0.6%
Mining	190,339	0.5%
Miscellaneous Manufacturing	597,159	1.5%
Office Furnishings	33,826	0.1%
Oil & Gas	1,132,163	2.9%
Oil & Gas Services	1,153,001	3.0%
Packaging & Containers	167,246	0.4%
Pharmaceuticals	1,182,467	3.1%
Pipelines	190,580	0.5%
REIT	3,102,459	8.0%
Real Estate	266,188	0.7%
Retail	3,453,506	8.9%
Semiconductors	2,482,600	6.4%
Software	2,532,644	6.5%
Telecommunications	1,102,063	2.8%
Transportation	595,355	1.5%
Water	102,603	0.3%
Other**	87,496	0.2%
Total	$38,792,469	100.0%

**Includes any non-equity securities and net other assets (liabilities), which include any receivable for capital shares issued and payable for capital shares redeemed.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (99.8%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	610	$11,517
AAON, Inc. (Building Materials)	183	6,012
AAR Corp. (Aerospace/Defense)	1,525	39,711
ABM Industries, Inc. (Commercial Services)	1,830	44,506
Acadia Realty Trust (REIT)	610	12,719
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,623	72,815
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	915	12,947
Aerovironment, Inc.* (Aerospace/Defense)	305	8,738
Affymetrix, Inc.* (Biotechnology)	2,684	14,494
Agilysys, Inc.* (Computers)	732	3,821
Albany International Corp. - Class A (Machinery - Diversified)	1,037	26,246
ALLETE, Inc. (Electric)	1,159	46,928
Alliance One International, Inc.* (Agriculture)	3,294	13,143
AMCOL International Corp. (Mining)	488	18,163
Amedisys, Inc.* (Healthcare - Services)	1,098	36,585
American States Water Co. (Water)	305	10,648
American Vanguard Corp. (Chemicals)	793	7,074
AMERIGROUP Corp.* (Healthcare - Services)	732	49,996
Amerisafe, Inc.* (Insurance)	671	14,983
AMN Healthcare Services, Inc.* (Commercial Services)	1,464	12,634
AmSurg Corp.* (Healthcare - Services)	1,159	31,131
Analogic Corp. (Electronics)	183	10,554
Anixter International, Inc. (Telecommunications)	1,098	82,504
Apogee Enterprises, Inc. (Building Materials)	1,037	14,808
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,403	49,470
Arch Chemicals, Inc. (Chemicals)	976	37,742
Arctic Cat, Inc.* (Leisure Time)	488	8,194
Arkansas Best Corp. (Transportation)	976	22,458
Arris Group, Inc.* (Telecommunications)	4,575	54,900
Astec Industries, Inc.* (Machinery - Construction & Mining)	732	28,387
ATMI, Inc.* (Semiconductors)	793	15,789
Audiovox Corp. - Class A* (Telecommunications)	732	5,402
Avid Technology, Inc.* (Software)	1,098	20,401
Avista Corp. (Electric)	2,196	53,473
AZZ, Inc. (Miscellaneous Manufacturing)	183	8,012
B&G Foods, Inc. - Class A (Food)	732	13,235
Badger Meter, Inc. (Electronics)	244	9,250
Bank Mutual Corp. (Banks)	1,708	6,986
Bank of the Ozarks, Inc. (Banks)	183	8,149
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,708	42,256
Basic Energy Services, Inc.* (Oil & Gas Services)	549	16,876
Bel Fuse, Inc. - Class B (Electronics)	427	8,596
Belden, Inc. (Electrical Components & Equipment)	976	37,117
Benchmark Electronics, Inc.* (Electronics)	2,318	39,174
Big 5 Sporting Goods Corp. (Retail)	366	4,374
BioMed Realty Trust, Inc. (REIT)	2,623	52,040
Black Box Corp. (Telecommunications)	671	23,445
Blyth, Inc. (Household Products/Wares)	183	8,627
Boston Private Financial Holdings, Inc. (Banks)	2,867	20,040
Brady Corp. - Class A (Electronics)	2,013	75,910
Briggs & Stratton Corp. (Machinery - Diversified)	1,891	44,609
Brightpoint, Inc.* (Distribution/Wholesale)	2,562	25,927
Bristow Group, Inc.* (Transportation)	1,403	65,099
Brookline Bancorp, Inc. (Savings & Loans)	2,257	20,810
Brooks Automation, Inc.* (Semiconductors)	2,501	30,587
Brown Shoe Co., Inc. (Retail)	1,647	20,835
Brunswick Corp. (Leisure Time)	1,708	39,916
Cabot Microelectronics Corp.* (Chemicals)	305	14,899
CACI International, Inc. - Class A* (Computers)	1,159	70,827
Cal-Maine Foods, Inc. (Food)	183	5,287
Calgon Carbon Corp.* (Environmental Control)	1,098	18,842
Callaway Golf Co. (Leisure Time)	2,440	17,275
Cambrex Corp.* (Biotechnology)	1,098	5,775
Cantel Medical Corp. (Healthcare - Products)	122	3,163
Cascade Corp. (Machinery - Diversified)	244	11,175
Casey’s General Stores, Inc. (Retail)	1,464	57,140
CDI Corp. (Commercial Services)	488	7,232
Cedar Shopping Centers, Inc. (REIT)	1,769	10,437
Centene Corp.* (Healthcare - Services)	1,891	68,511
Central Garden & Pet Co. - Class A* (Household Products/Wares)	2,013	20,170
Central Vermont Public Service Corp. (Electric)	488	11,424
Century Aluminum Co.* (Mining)	1,342	26,813
Ceradyne, Inc.* (Miscellaneous Manufacturing)	915	42,877
CH Energy Group, Inc. (Electric)	610	32,708
Checkpoint Systems, Inc.* (Electronics)	1,525	32,117
Christopher & Banks Corp. (Retail)	1,342	8,253
Ciber, Inc.* (Computers)	2,684	15,353
Cincinnati Bell, Inc.* (Telecommunications)	7,503	22,434
CIRCOR International, Inc. (Metal Fabricate/Hardware)	366	16,627
City Holding Co. (Banks)	610	20,801
Clarcor, Inc. (Miscellaneous Manufacturing)	976	44,105
Clearwater Paper Corp.* (Forest Products & Paper)	427	33,511

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cognex Corp. (Machinery - Diversified)	671	$20,989
Cohu, Inc. (Semiconductors)	610	8,790
Coldwater Creek, Inc.* (Retail)	2,257	6,884
Colonial Properties Trust (REIT)	1,830	38,723
Columbia Banking System, Inc. (Banks)	1,464	27,611
Comfort Systems USA, Inc. (Building Materials)	1,464	17,875
Community Bank System, Inc. (Banks)	793	19,841
Comtech Telecommunications Corp. (Telecommunications)	1,037	29,347
CONMED Corp.* (Healthcare - Products)	1,098	30,832
Corinthian Colleges, Inc.* (Commercial Services)	3,233	14,387
Cross Country Healthcare, Inc.* (Commercial Services)	1,159	8,600
CryoLife, Inc.* (Biotechnology)	610	3,562
CTS Corp. (Electronics)	1,281	14,078
Cubic Corp. (Electronics)	244	13,196
Curtiss-Wright Corp. (Aerospace/Defense)	1,769	58,819
Cymer, Inc.* (Electronics)	671	32,282
Daktronics, Inc. (Electronics)	793	8,509
DealerTrack Holdings, Inc.* (Internet)	610	13,701
Delphi Financial Group, Inc. - Class A (Insurance)	2,074	66,264
Deltic Timber Corp. (Forest Products & Paper)	244	16,543
Diamond Foods, Inc. (Food)	305	20,008
DiamondRock Hospitality Co. (REIT)	3,477	41,863
Digi International, Inc.* (Software)	976	11,527
Dime Community Bancshares, Inc. (Savings & Loans)	610	9,431
Drew Industries, Inc. (Building Materials)	732	17,619
DSP Group, Inc.* (Semiconductors)	915	7,393
Dycom Industries, Inc.* (Engineering & Construction)	1,342	19,942
E.W. Scripps Co.* (Media)	732	6,954
Eagle Materials, Inc. - Class A (Building Materials)	1,159	33,715
EastGroup Properties, Inc. (REIT)	427	19,668
El Paso Electric Co.* (Electric)	915	28,347
Electro Scientific Industries, Inc.* (Electronics)	610	10,035
EMCOR Group, Inc.* (Engineering & Construction)	2,501	77,456
Emergent Biosolutions, Inc.* (Biotechnology)	305	7,079
Employers Holdings, Inc. (Insurance)	1,464	29,514
EMS Technologies, Inc.* (Telecommunications)	610	15,409
Encore Wire Corp. (Electrical Components & Equipment)	732	20,430
Entertainment Properties Trust (REIT)	915	43,563
Epicor Software Corp.* (Software)	671	8,388
EPIQ Systems, Inc. (Software)	1,159	16,493
eResearchTechnology, Inc.* (Internet)	854	5,431
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	549	20,137
Esterline Technologies Corp.* (Aerospace/Defense)	1,159	83,216
Ethan Allen Interiors, Inc. (Home Furnishings)	1,098	26,451
Exar Corp.* (Semiconductors)	732	4,473
Extra Space Storage, Inc. (REIT)	1,586	34,337
FARO Technologies, Inc.* (Electronics)	305	13,167
Federal Signal Corp. (Miscellaneous Manufacturing)	2,379	16,058
FEI Co.* (Electronics)	854	27,721
First BanCorp.* (Banks)	793	3,957
First Commonwealth Financial Corp. (Banks)	3,599	22,314
First Financial Bancorp (Banks)	1,159	19,100
First Financial Bankshares, Inc. (Banks)	427	23,664
First Midwest Bancorp, Inc. (Banks)	2,806	36,759
Forestar Group, Inc.* (Real Estate)	549	10,799
Forward Air Corp. (Transportation)	488	16,407
Franklin Street Properties Corp. (REIT)	2,684	37,952
Fred’s, Inc. (Retail)	1,464	20,437
Fuller (H.B.) Co. (Chemicals)	1,891	41,318
G & K Services, Inc. (Textiles)	732	24,229
GenCorp, Inc.* (Aerospace/Defense)	2,257	14,738
General Communication, Inc. - Class A* (Telecommunications)	610	7,015
Genesco, Inc.* (Retail)	366	14,779
Gentiva Health Services, Inc.* (Healthcare - Services)	1,159	32,452
GeoResources, Inc.* (Oil & Gas)	122	3,540
Gerber Scientific, Inc.* (Machinery - Diversified)	976	9,331
Getty Realty Corp. (REIT)	305	7,750
Gibraltar Industries, Inc.* (Iron/Steel)	1,159	13,537
Glacier Bancorp, Inc. (Banks)	2,745	41,257
Greatbatch, Inc.* (Electrical Components & Equipment)	366	9,908
Griffon Corp.* (Miscellaneous Manufacturing)	1,769	22,537
Group 1 Automotive, Inc. (Retail)	915	39,382
Gulf Island Fabrication, Inc. (Oil & Gas Services)	549	19,402
Hancock Holding Co. (Banks)	1,281	41,837
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	1,281	34,805
Hanmi Financial Corp.* (Banks)	5,734	7,569
Harmonic, Inc.* (Telecommunications)	2,074	17,173
Haverty Furniture Cos., Inc. (Retail)	732	9,589
Headwaters, Inc.* (Energy - Alternate Sources)	2,318	12,656
Healthcare Realty Trust, Inc. (REIT)	1,647	37,618
Healthways, Inc.* (Healthcare - Services)	1,281	21,675
Heartland Express, Inc. (Transportation)	1,098	18,941
Heartland Payment Systems, Inc. (Commercial Services)	1,464	29,221
Heidrick & Struggles International, Inc. (Commercial Services)	671	15,701

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Helen of Troy, Ltd.* (Household Products/Wares)	1,159	$36,068
Hillenbrand, Inc. (Commercial Services)	1,281	29,361
Holly Corp. (Oil & Gas)	1,647	95,361
Home Bancshares, Inc. (Banks)	854	20,470
Home Properties, Inc. (REIT)	610	38,674
Horace Mann Educators Corp. (Insurance)	1,525	27,267
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	854	24,962
Hot Topic, Inc. (Retail)	1,708	11,461
Hub Group, Inc. - Class A* (Transportation)	854	34,399
Hutchinson Technology, Inc.* (Computers)	915	2,443
ICU Medical, Inc.* (Healthcare - Products)	244	11,007
Independent Bank Corp./MA (Banks)	793	23,243
Infinity Property & Casualty Corp. (Insurance)	488	28,841
InfoSpace, Inc.* (Internet)	1,342	12,078
Inland Real Estate Corp. (REIT)	1,952	19,071
Insight Enterprises, Inc.* (Retail)	1,769	30,356
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	1,464	37,054
Insperity, Inc. (Commercial Services)	427	12,934
Integral Systems, Inc.* (Computers)	366	4,571
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	1,586	27,818
Interface, Inc. - Class A (Office Furnishings)	1,098	20,467
Intermec, Inc.* (Machinery - Diversified)	1,830	21,008
Intevac, Inc.* (Machinery - Diversified)	488	5,968
Invacare Corp. (Healthcare - Products)	1,220	40,138
Investment Technology Group, Inc.* (Diversified Financial Services)	1,586	27,136
ION Geophysical Corp.* (Oil & Gas Services)	2,928	37,010
J & J Snack Foods Corp. (Food)	244	12,400
Jack in the Box, Inc.* (Retail)	1,952	40,309
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	610	12,834
John Bean Technologies Corp. (Miscellaneous Manufacturing)	488	9,862
K-Swiss, Inc. - Class A* (Apparel)	1,037	12,765
Kaiser Aluminum Corp. (Mining)	549	27,510
Kaman Corp. (Aerospace/Defense)	976	36,307
Kaydon Corp. (Metal Fabricate/Hardware)	793	30,689
Kelly Services, Inc. - Class A* (Commercial Services)	1,098	20,983
Kendle International, Inc.* (Commercial Services)	549	5,517
Kilroy Realty Corp. (REIT)	1,159	48,608
Kite Realty Group Trust (REIT)	2,379	12,371
Knight Transportation, Inc. (Transportation)	1,220	21,972
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	488	22,316
La-Z-Boy, Inc.* (Home Furnishings)	1,952	22,956
LaBranche & Co., Inc.* (Diversified Financial Services)	1,342	5,408
Laclede Group, Inc. (Gas)	854	32,768
LaSalle Hotel Properties (REIT)	1,830	51,496
Lawson Products, Inc. (Metal Fabricate/Hardware)	122	2,688
LCA-Vision, Inc.* (Healthcare - Products)	427	2,878
Lexington Realty Trust (REIT)	2,928	29,221
LHC Group, Inc.* (Healthcare - Services)	183	5,420
Lithia Motors, Inc. - Class A (Retail)	854	15,534
Live Nation, Inc.* (Commercial Services)	5,917	65,620
Liz Claiborne, Inc.* (Apparel)	2,379	14,964
LogMeIn, Inc.* (Telecommunications)	305	13,136
LoJack Corp.* (Electronics)	427	1,956
LSB Industries, Inc.* (Miscellaneous Manufacturing)	305	12,307
LTC Properties, Inc. (REIT)	488	14,357
Lufkin Industries, Inc. (Oil & Gas Services)	549	50,689
Lydall, Inc.* (Miscellaneous Manufacturing)	671	6,542
M/I Schottenstein Homes, Inc.* (Home Builders)	732	9,728
Magellan Health Services, Inc.* (Healthcare - Services)	427	22,213
Marcus Corp. (Lodging)	793	8,794
MarineMax, Inc.* (Retail)	854	8,164
Materion Corp.* (Metal Fabricate/Hardware)	244	10,189
Matrix Service Co.* (Oil & Gas Services)	976	14,113
Meadowbrook Insurance Group, Inc. (Insurance)	1,403	14,367
MedCath Corp.* (Healthcare - Services)	793	10,713
Medical Properties Trust, Inc. (REIT)	1,586	19,571
Meridian Bioscience, Inc. (Healthcare - Products)	671	16,580
Merit Medical Systems, Inc.* (Healthcare - Products)	427	9,958
Meritage Homes Corp.* (Home Builders)	1,220	29,170
Methode Electronics, Inc. (Electronics)	1,403	17,341
Microsemi Corp.* (Semiconductors)	1,647	38,869
Mid-America Apartment Communities, Inc. (REIT)	549	36,701
Midas, Inc.* (Commercial Services)	549	3,991
MKS Instruments, Inc. (Semiconductors)	1,220	34,624
Mobile Mini, Inc.* (Storage/Warehousing)	671	16,715
Molina Healthcare, Inc.* (Healthcare - Services)	671	28,853
Monarch Casino & Resort, Inc.* (Lodging)	244	2,796
Moog, Inc. - Class A* (Aerospace/Defense)	1,708	75,357
Movado Group, Inc. (Retail)	671	11,199

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MTS Systems Corp. (Computers)	305	$13,502
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,464	57,272
Multimedia Games, Inc.* (Leisure Time)	1,037	6,087
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,342	14,319
Nara Bancorp, Inc.* (Banks)	1,464	14,391
Nash Finch Co. (Food)	488	18,163
National Financial Partners* (Diversified Financial Services)	915	14,722
National Penn Bancshares, Inc. (Banks)	3,233	26,543
National Retail Properties, Inc. (REIT)	1,220	32,135
Natus Medical, Inc.* (Healthcare - Products)	488	8,281
Navigant Consulting Co.* (Commercial Services)	1,952	22,741
NBT Bancorp, Inc. (Banks)	1,281	28,951
NCI Building Systems, Inc.* (Building Materials)	488	6,041
NCI, Inc. - Class A* (Computers)	122	3,002
Neenah Paper, Inc. (Forest Products & Paper)	549	12,808
Network Equipment Technologies, Inc.* (Telecommunications)	610	2,056
New Jersey Resources Corp. (Gas)	1,586	69,435
Newport Corp.* (Electronics)	671	12,568
Northwest Natural Gas Co. (Gas)	671	31,027
NorthWestern Corp. (Electric)	1,403	45,668
NTELOS Holdings Corp. (Telecommunications)	488	9,628
Nutrisystem, Inc. (Commercial Services)	488	7,340
O’Charley’s, Inc.* (Retail)	732	4,787
OfficeMax, Inc.* (Retail)	3,233	32,201
Old Dominion Freight Line, Inc.* (Transportation)	793	29,674
Old National Bancorp (Banks)	3,599	37,250
Olympic Steel, Inc. (Iron/Steel)	366	10,749
OM Group, Inc.* (Chemicals)	488	17,685
Omnicell, Inc.* (Software)	610	9,382
On Assignment, Inc.* (Commercial Services)	1,403	15,391
Orbital Sciences Corp.* (Aerospace/Defense)	1,037	19,527
Oxford Industries, Inc. (Apparel)	244	8,381
Palomar Medical Technologies, Inc.* (Healthcare - Products)	488	7,813
Papa John’s International, Inc.* (Retail)	366	11,002
Park Electrochemical Corp. (Electronics)	488	15,601
Parkway Properties, Inc. (REIT)	854	15,312
PC-Tel, Inc.* (Internet)	671	4,898
Penn Virginia Corp. (Oil & Gas)	1,708	26,406
Pennsylvania REIT (REIT)	1,098	17,337
Pericom Semiconductor Corp.* (Semiconductors)	427	3,881
Perry Ellis International, Inc.* (Apparel)	183	5,157
Petroleum Development* (Oil & Gas)	610	24,290
PetroQuest Energy, Inc.* (Oil & Gas)	1,220	10,687
PharMerica Corp.* (Pharmaceuticals)	1,098	14,450
Piedmont Natural Gas Co., Inc. (Gas)	1,769	56,166
Pinnacle Entertainment, Inc.* (Entertainment)	1,342	18,627
Pinnacle Financial Partners, Inc.* (Banks)	1,281	20,586
Pioneer Drilling Co.* (Oil & Gas)	2,074	32,147
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	549	19,682
Plexus Corp.* (Electronics)	671	24,485
PolyOne Corp. (Chemicals)	1,464	21,199
Pool Corp. (Distribution/Wholesale)	1,830	55,376
Post Properties, Inc. (REIT)	1,037	42,102
Powell Industries, Inc.* (Electrical Components & Equipment)	366	14,464
Presidential Life Corp. (Insurance)	793	8,834
Prestige Brands Holdings, Inc.* (Healthcare - Products)	1,098	12,682
PrivateBancorp, Inc. (Banks)	2,196	34,565
ProAssurance Corp.* (Insurance)	1,159	76,958
Prospect Capital Corp. (Investment Companies)	3,660	44,323
Provident Financial Services, Inc. (Savings & Loans)	1,281	18,600
PS Business Parks, Inc. (REIT)	366	22,055
PSS World Medical, Inc.* (Healthcare - Products)	976	28,070
Pulse Electronics Corp. (Semiconductors)	1,037	6,201
Quanex Building Products Corp. (Building Materials)	1,403	29,407
Quiksilver, Inc.* (Apparel)	4,941	21,493
RadiSys Corp.* (Computers)	549	4,837
Red Robin Gourmet Burgers, Inc.* (Retail)	610	16,586
RehabCare Group, Inc.* (Healthcare - Services)	915	34,377
RLI Corp. (Insurance)	610	36,136
Robbins & Myers, Inc. (Machinery - Diversified)	1,037	45,078
Rofin-Sinar Technologies, Inc.* (Electronics)	671	29,061
Rogers Corp.* (Electronics)	366	15,196
RTI International Metals, Inc.* (Mining)	732	23,380
Ruby Tuesday, Inc.* (Retail)	2,440	25,644
Rudolph Technologies, Inc.* (Semiconductors)	732	8,279
Rue21, Inc.* (Retail)	305	9,187
Ruth’s Hospitality Group, Inc.* (Retail)	1,159	5,691
S&T Bancorp, Inc. (Banks)	915	18,675
Safety Insurance Group, Inc. (Insurance)	549	25,704
Sanderson Farms, Inc. (Food)	732	34,843
Saul Centers, Inc. (REIT)	183	8,014
Savient Pharmaceuticals, Inc.* (Biotechnology)	976	11,331
ScanSource, Inc.* (Distribution/Wholesale)	1,037	37,094
School Specialty, Inc.* (Retail)	610	9,034
Schulman (A.), Inc. (Chemicals)	1,220	30,890
SEACOR SMIT, Inc. (Oil & Gas Services)	244	24,115

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Selective Insurance Group, Inc. (Insurance)	2,074	$36,585
Seneca Foods Corp. - Class A* (Food)	366	10,233
SFN Group, Inc.* (Commercial Services)	1,952	20,555
Shuffle Master, Inc.* (Entertainment)	915	10,001
Sigma Designs, Inc.* (Semiconductors)	366	4,670
Simmons First National Corp. - Class A (Banks)	671	17,708
Simpson Manufacturing Co., Inc. (Building Materials)	1,525	42,578
Skechers U.S.A., Inc. - Class A* (Apparel)	1,281	24,403
Skyline Corp. (Home Builders)	183	3,589
SkyWest, Inc. (Airlines)	2,013	33,275
Smith Corp. (Miscellaneous Manufacturing)	549	24,140
Snyders-Lance, Inc. (Food)	854	16,867
Sonic Automotive, Inc. (Retail)	1,342	18,922
Sonic Corp.* (Retail)	1,464	16,426
South Jersey Industries, Inc. (Gas)	671	38,549
Southwest Gas Corp. (Gas)	1,708	67,927
Sovran Self Storage, Inc. (REIT)	610	26,096
Spartan Motors, Inc. (Auto Parts & Equipment)	1,281	8,660
Spartan Stores, Inc. (Food)	854	13,331
Stage Stores, Inc. (Retail)	1,403	27,022
Standard Microsystems Corp.* (Semiconductors)	488	13,249
Standard Motor Products, Inc. (Auto Parts & Equipment)	732	10,431
Standard Pacific Corp.* (Home Builders)	3,721	14,363
Standex International Corp. (Miscellaneous Manufacturing)	488	17,841
StarTek, Inc.* (Commercial Services)	427	2,323
Stein Mart, Inc. (Retail)	1,037	11,283
Stepan Co. (Chemicals)	305	21,951
Sterling Bancorp (Banks)	1,159	11,996
Sterling Bancshares, Inc. (Banks)	3,843	34,164
Stewart Information Services Corp. (Insurance)	732	7,422
Stone Energy Corp.* (Oil & Gas)	793	28,041
STR Holdings, Inc.* (Miscellaneous Manufacturing)	854	14,065
Super Micro Computer, Inc.* (Computers)	427	7,285
Superior Industries International, Inc. (Auto Parts & Equipment)	549	13,873
Supertex, Inc.* (Semiconductors)	305	6,585
SurModics, Inc.* (Healthcare - Products)	305	4,685
Susquehanna Bancshares, Inc. (Banks)	4,941	45,556
Swift Energy Co.* (Oil & Gas)	1,037	40,640
SWS Group, Inc. (Diversified Financial Services)	1,098	6,698
Sykes Enterprises, Inc.* (Computers)	732	14,662
Symmetricom, Inc.* (Telecommunications)	793	4,837
Symmetry Medical, Inc.* (Healthcare - Products)	1,342	13,353
SYNNEX Corp.* (Software)	915	30,680
Take-Two Interactive Software, Inc.* (Software)	1,769	28,622
Tekelec* (Telecommunications)	2,623	21,902
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,403	70,837
TeleTech Holdings, Inc.* (Commercial Services)	366	7,272
Tessera Technologies, Inc.* (Semiconductors)	793	15,670
Tetra Tech, Inc.* (Environmental Control)	1,037	24,494
TETRA Technologies, Inc.* (Oil & Gas Services)	2,928	43,247
Texas Capital Bancshares, Inc.* (Banks)	1,403	36,197
Texas Industries, Inc. (Building Materials)	1,037	43,730
The Andersons, Inc. (Agriculture)	305	15,143
The Cato Corp. - Class A (Retail)	427	10,893
The Children’s Place Retail Stores, Inc.* (Retail)	549	29,190
The Finish Line, Inc. - Class A (Retail)	671	14,420
The Geo Group, Inc.* (Commercial Services)	2,440	65,099
The Hain Celestial Group, Inc.* (Food)	976	33,194
The Knot, Inc.* (Internet)	671	6,851
The Men’s Wearhouse, Inc. (Retail)	915	25,519
The Navigators Group, Inc.* (Insurance)	488	25,293
The Pep Boys - Manny, Moe & Jack (Retail)	2,013	27,578
The Standard Register Co. (Household Products/Wares)	488	1,679
THQ, Inc.* (Software)	2,562	10,351
Tollgrade Communications, Inc.* (Telecommunications)	244	2,462
Tompkins Financial Corp. (Banks)	183	7,455
Toro Co. (Housewares)	488	33,140
Tower Group, Inc. (Insurance)	671	15,346
TradeStation Group, Inc.* (Diversified Financial Services)	1,525	14,716
Tredegar Corp. (Miscellaneous Manufacturing)	854	18,686
TrueBlue, Inc.* (Commercial Services)	976	13,742
TrustCo Bank Corp. NY (Banks)	2,928	17,568
Tuesday Morning Corp.* (Retail)	1,403	7,015
UIL Holdings Corp. (Electric)	1,891	60,172
Ultratech Stepper, Inc.* (Semiconductors)	488	15,279
UMB Financial Corp. (Banks)	732	30,825
Umpqua Holdings Corp. (Banks)	4,331	50,283
UniFirst Corp. (Textiles)	244	12,629
Unisource Energy Corp. (Electric)	1,403	52,093
United Bankshares, Inc. (Banks)	1,464	38,298
United Community Banks, Inc.* (Banks)	3,599	8,638
United Fire & Casualty Co. (Insurance)	793	15,701
United Natural Foods, Inc.* (Food)	732	31,249
United Online, Inc. (Internet)	3,355	22,143

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United Stationers, Inc. (Distribution/Wholesale)	854	$61,539
Universal Forest Products, Inc. (Building Materials)	732	23,636
Universal Health Realty Income Trust (REIT)	244	10,519
Urstadt Biddle Properties - Class A (REIT)	427	8,403
USA Mobility, Inc. (Telecommunications)	488	7,540
Viad Corp. (Commercial Services)	793	19,674
Vitamin Shoppe, Inc.* (Retail)	610	23,802
Watts Water Technologies, Inc. - Class A (Electronics)	1,098	42,493
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,891	12,764
WD-40 Co. (Household Products/Wares)	305	12,658
West Pharmaceutical Services, Inc. (Healthcare - Products)	732	34,580
Whitney Holding Corp. (Banks)	3,660	49,556
Wilmington Trust Corp. (Banks)	3,477	15,681
Wilshire Bancorp, Inc.* (Banks)	732	2,928
Winnebago Industries, Inc.* (Home Builders)	1,098	13,593
Wintrust Financial Corp. (Banks)	1,342	45,212
Wolverine World Wide, Inc. (Apparel)	793	31,466
World Fuel Services Corp. (Retail)	2,623	103,818
Zale Corp.* (Retail)	854	3,143
Zep, Inc. (Chemicals)	854	16,226

TOTAL COMMON STOCKS (Cost $6,677,918)		10,047,168

	Principal Amount	Value
Repurchase Agreements (a) (0.8%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $83,000	$83,000	$83,000

TOTAL REPURCHASE AGREEMENTS (Cost $83,000)		83,000

TOTAL INVESTMENT SECURITIES (Cost $6,760,918)—100.6%		10,130,168
Net other assets (liabilities) — (0.6)%		(63,456)

NET ASSETS — 100.0%		$10,066,712

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

Small-Cap Value ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Aerospace/Defense	$407,250	4.0%
Agriculture	28,286	0.3%
Airlines	33,275	0.3%
Apparel	118,629	1.2%
Auto Parts & Equipment	32,964	0.3%
Banks	936,624	9.3%
Biotechnology	42,241	0.4%
Building Materials	235,421	2.3%
Chemicals	208,984	2.1%
Commercial Services	444,824	4.4%
Computers	140,303	1.4%
Distribution/Wholesale	179,936	1.8%
Diversified Financial Services	116,180	1.2%
Electric	330,813	3.3%
Electrical Components & Equipment	94,866	0.9%
Electronics	453,290	4.5%
Energy - Alternate Sources	12,656	0.1%
Engineering & Construction	134,452	1.3%
Entertainment	28,628	0.3%
Environmental Control	43,336	0.4%
Food	208,810	2.1%
Forest Products & Paper	75,626	0.8%
Gas	295,872	2.9%
Healthcare - Products	258,825	2.6%
Healthcare - Services	341,926	3.4%
Home Builders	70,443	0.7%
Home Furnishings	49,407	0.5%
Household Products/Wares	79,202	0.8%
Housewares	33,140	0.3%
Insurance	429,215	4.3%
Internet	65,102	0.6%
Investment Companies	44,323	0.4%
Iron/Steel	24,286	0.2%
Leisure Time	71,472	0.7%
Lodging	11,590	0.1%
Machinery - Construction & Mining	28,387	0.3%
Machinery - Diversified	233,874	2.3%
Media	6,954	0.1%
Metal Fabricate/Hardware	128,982	1.3%
Mining	95,866	1.0%
Miscellaneous Manufacturing	408,875	4.1%
Office Furnishings	20,467	0.2%
Oil & Gas	261,112	2.6%
Oil & Gas Services	230,414	2.3%
Pharmaceuticals	14,450	0.1%
REIT	788,713	7.8%
Real Estate	10,799	0.1%
Retail	731,859	7.3%
Savings & Loans	48,841	0.5%
Semiconductors	214,339	2.1%
Software	135,844	1.4%
Storage/Warehousing	16,715	0.2%
Telecommunications	319,190	3.2%
Textiles	36,858	0.4%
Toys/Games/Hobbies	12,834	0.1%
Transportation	208,950	2.1%
Water	10,648	0.1%
Other**	19,544	0.2%
Total	$10,066,712	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (99.9%)
AAON, Inc. (Building Materials)	992	$32,587
Abaxis, Inc.* (Healthcare - Products)	3,968	115,270
Acadia Realty Trust (REIT)	3,968	82,733
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,480	35,092
Aerovironment, Inc.* (Aerospace/Defense)	992	28,421
Air Methods Corp.* (Healthcare - Services)	1,984	134,158
Align Technology, Inc.* (Healthcare - Products)	11,408	275,389
Allegiant Travel Co. (Airlines)	2,480	111,278
Almost Family, Inc.* (Healthcare - Services)	1,488	51,589
AMCOL International Corp. (Mining)	1,984	73,844
American Medical Systems Holdings, Inc.* (Healthcare - Products)	12,896	380,432
American Public Education, Inc.* (Commercial Services)	2,976	125,736
American Science & Engineering, Inc. (Electronics)	1,488	131,093
American States Water Co. (Water)	1,488	51,946
AMERIGROUP Corp.* (Healthcare - Services)	4,960	338,768
Analogic Corp. (Electronics)	1,488	85,813
Arbitron, Inc. (Commercial Services)	4,464	172,668
ArQule, Inc.* (Biotechnology)	7,440	52,526
Atlantic Tele-Network, Inc. (Environmental Control)	1,488	54,654
ATMI, Inc.* (Semiconductors)	1,984	39,501
AZZ, Inc. (Miscellaneous Manufacturing)	1,488	65,145
B&G Foods, Inc. - Class A (Food)	4,960	89,677
Badger Meter, Inc. (Electronics)	1,488	56,410
Balchem Corp. (Chemicals)	4,960	196,862
Bank of the Ozarks, Inc. (Banks)	1,488	66,261
Basic Energy Services, Inc.* (Oil & Gas Services)	1,488	45,741
Belden, Inc. (Electrical Components & Equipment)	3,472	132,040
Big 5 Sporting Goods Corp. (Retail)	1,984	23,709
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	3,968	100,033
BioMed Realty Trust, Inc. (REIT)	10,416	206,653
BJ’s Restaurants, Inc.* (Retail)	3,968	186,298
Blackbaud, Inc. (Software)	7,440	205,790
Blue Coat Systems, Inc.* (Internet)	7,440	214,272
Blue Nile, Inc.* (Internet)	2,480	141,360
Boston Beer Co., Inc. - Class A* (Beverages)	1,488	140,259
Bottomline Technologies, Inc.* (Diversified Financial Services)	5,456	151,568
Brunswick Corp. (Leisure Time)	7,440	173,873
Buckeye Technologies, Inc. (Forest Products & Paper)	6,448	181,576
Buffalo Wild Wings, Inc.* (Retail)	2,976	181,834
Cabela’s, Inc.* (Retail)	6,944	177,350
Cabot Microelectronics Corp.* (Chemicals)	2,480	121,148
Cal-Maine Foods, Inc. (Food)	1,488	42,988
Calavo Growers, Inc. (Food)	1,984	41,664
Calgon Carbon Corp.* (Environmental Control)	4,464	76,602
California Pizza Kitchen, Inc.* (Retail)	3,968	63,488
Cantel Medical Corp. (Healthcare - Products)	1,488	38,584
Capella Education Co.* (Commercial Services)	2,976	147,610
Cardtronics, Inc.* (Commercial Services)	4,960	105,400
Carter’s, Inc.* (Apparel)	9,920	306,726
Cascade Corp. (Machinery - Diversified)	496	22,717
Cash America International, Inc. (Retail)	4,960	235,352
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	8,432	502,210
Cbeyond, Inc.* (Telecommunications)	5,456	69,619
CEC Entertainment, Inc. (Retail)	3,472	131,346
Century Aluminum Co.* (Mining)	3,472	69,371
CEVA, Inc.* (Semiconductors)	3,968	121,341
Chemed Corp. (Commercial Services)	3,472	241,755
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,488	67,600
Clarcor, Inc. (Miscellaneous Manufacturing)	3,968	179,314
Cognex Corp. (Machinery - Diversified)	3,968	124,119
Cohu, Inc. (Semiconductors)	1,488	21,442
Coinstar, Inc.* (Commercial Services)	5,456	294,515
Colonial Properties Trust (REIT)	5,456	115,449
Community Bank System, Inc. (Banks)	1,984	49,640
Commvault Systems, Inc.* (Software)	7,440	293,062
Computer Programs & Systems, Inc. (Software)	1,984	116,639
comScore, Inc.* (Internet)	4,464	133,072
Consolidated Graphics, Inc.* (Commercial Services)	1,488	83,551
Contango Oil & Gas Co. (Oil & Gas)	1,984	122,849
CorVel Corp.* (Commercial Services)	992	51,386
Cracker Barrel Old Country Store, Inc. (Retail)	3,968	203,281
Crocs, Inc.* (Apparel)	14,880	299,237
CryoLife, Inc.* (Biotechnology)	1,984	11,587
CSG Systems International, Inc.* (Software)	5,952	126,420
Cubic Corp. (Electronics)	1,488	80,471
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	9,920	335,792
Cyberonics, Inc.* (Healthcare - Products)	3,968	141,142
Cymer, Inc.* (Electronics)	1,984	95,450
Daktronics, Inc. (Electronics)	2,480	26,610
Darling International, Inc.* (Environmental Control)	19,840	320,813
DealerTrack Holdings, Inc.* (Internet)	4,464	100,261
Deltic Timber Corp. (Forest Products & Paper)	992	67,258
DG Fastchannel, Inc.* (Media)	3,968	145,189
Diamond Foods, Inc. (Food)	2,480	162,688
DiamondRock Hospitality Co. (REIT)	12,896	155,268

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dime Community Bancshares, Inc. (Savings & Loans)	1,984	$30,673
DineEquity, Inc.* (Retail)	2,480	123,926
Diodes, Inc.* (Semiconductors)	5,952	203,677
Dionex Corp.* (Electronics)	2,976	352,210
DTS, Inc.* (Home Furnishings)	2,976	131,123
E.W. Scripps Co.* (Media)	1,984	18,848
Eagle Materials, Inc. - Class A (Building Materials)	2,480	72,143
EastGroup Properties, Inc. (REIT)	2,480	114,229
Ebix, Inc.* (Software)	6,448	147,337
eHealth, Inc.* (Insurance)	3,968	53,965
El Paso Electric Co.* (Electric)	3,472	107,563
Electro Scientific Industries, Inc.* (Electronics)	1,488	24,478
Emergent Biosolutions, Inc.* (Biotechnology)	1,984	46,049
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	3,472	139,158
Entertainment Properties Trust (REIT)	3,968	188,916
Enzo Biochem, Inc.* (Biotechnology)	5,952	23,748
Epicor Software Corp.* (Software)	4,960	62,000
eResearchTechnology, Inc.* (Internet)	3,472	22,082
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,984	72,773
Exar Corp.* (Semiconductors)	4,464	27,275
Exponent, Inc.* (Commercial Services)	2,480	106,417
Extra Space Storage, Inc. (REIT)	7,936	171,814
EZCORP, Inc. - Class A* (Retail)	8,432	265,524
FARO Technologies, Inc.* (Electronics)	1,488	64,237
FEI Co.* (Electronics)	2,976	96,601
First Cash Financial Services, Inc.* (Retail)	5,456	214,093
First Financial Bancorp (Banks)	4,464	73,567
First Financial Bankshares, Inc. (Banks)	1,488	82,465
Forestar Group, Inc.* (Real Estate)	3,472	68,294
Forrester Research, Inc. (Commercial Services)	2,480	97,985
Forward Air Corp. (Transportation)	2,976	100,053
General Communication, Inc. - Class A* (Telecommunications)	3,968	45,632
Genesco, Inc.* (Retail)	2,480	100,142
GeoResources, Inc.* (Oil & Gas)	2,480	71,970
Getty Realty Corp. (REIT)	2,976	75,620
Greatbatch, Inc.* (Electrical Components & Equipment)	2,480	67,134
Gulfport Energy Corp.* (Oil & Gas)	6,448	219,490
Haemonetics Corp.* (Healthcare - Products)	4,464	313,373
Harmonic, Inc.* (Telecommunications)	7,440	61,603
Hawkins, Inc. (Chemicals)	1,488	69,996
Healthcare Realty Trust, Inc. (REIT)	3,968	90,629
Healthcare Services Group, Inc. (Commercial Services)	11,408	202,606
HealthSpring, Inc.* (Healthcare - Services)	10,912	452,739
Heartland Express, Inc. (Transportation)	3,472	59,892
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	1,488	41,158
Hibbett Sports, Inc.* (Retail)	4,960	187,389
Hillenbrand, Inc. (Commercial Services)	4,960	113,683
Hittite Microwave Corp.* (Semiconductors)	4,464	287,437
HMS Holdings Corp.* (Commercial Services)	4,960	390,402
Home Properties, Inc. (REIT)	3,968	251,571
HSN, Inc.* (Retail)	6,448	213,945
Hub Group, Inc. - Class A* (Transportation)	2,480	99,894
Iconix Brand Group, Inc.* (Apparel)	12,400	303,676
ICU Medical, Inc.* (Healthcare - Products)	992	44,749
iGATE Corp. (Computers)	4,960	84,122
II-VI, Inc.* (Electronics)	4,464	258,242
Inland Real Estate Corp. (REIT)	4,464	43,613
Insperity, Inc. (Commercial Services)	1,984	60,095
Integra LifeSciences Holdings* (Biotechnology)	3,472	181,620
Integral Systems, Inc.* (Computers)	1,488	18,585
Interactive Intelligence, Inc.* (Software)	2,480	92,802
Interface, Inc. - Class A (Office Furnishings)	5,952	110,945
Interval Leisure Group, Inc.* (Leisure Time)	6,944	111,590
Intevac, Inc.* (Machinery - Diversified)	1,488	18,198
ION Geophysical Corp.* (Oil & Gas Services)	12,896	163,005
IPC The Hospitalist Co.* (Healthcare - Services)	2,976	154,335
J & J Snack Foods Corp. (Food)	1,488	75,620
j2 Global Communications, Inc.* (Internet)	7,936	233,795
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,984	41,743
JDA Software Group, Inc.* (Software)	6,944	227,555
John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,976	60,145
Jos. A. Bank Clothiers, Inc.* (Retail)	4,464	234,003
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	6,448	112,066
Kaydon Corp. (Metal Fabricate/Hardware)	1,984	76,781
Kensey Nash Corp.* (Healthcare - Products)	1,488	36,798
Kid Brands, Inc.* (Household Products/Wares)	3,472	25,380
Kilroy Realty Corp. (REIT)	3,968	166,418
Kirkland’s, Inc.* (Retail)	2,480	37,423
Knight Transportation, Inc. (Transportation)	4,960	89,330
Kopin Corp.* (Semiconductors)	10,912	52,487
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,488	68,046
Kulicke & Soffa Industries, Inc.* (Semiconductors)	11,904	107,850
Landauer, Inc. (Commercial Services)	1,488	89,533
LaSalle Hotel Properties (REIT)	4,960	139,574

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LCA-Vision, Inc.* (Healthcare - Products)	992	$6,686
Lexington Realty Trust (REIT)	8,432	84,151
LHC Group, Inc.* (Healthcare - Services)	1,984	58,766
Lindsay Manufacturing Co. (Machinery - Diversified)	1,984	145,467
Liquidity Services, Inc.* (Internet)	2,976	57,883
Littelfuse, Inc. (Electrical Components & Equipment)	3,968	246,849
LivePerson, Inc.* (Computers)	7,440	99,398
Liz Claiborne, Inc.* (Apparel)	5,456	34,318
LogMeIn, Inc.* (Telecommunications)	1,488	64,088
LoJack Corp.* (Electronics)	992	4,543
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,488	60,041
LTC Properties, Inc. (REIT)	2,480	72,962
Lufkin Industries, Inc. (Oil & Gas Services)	2,976	274,774
Lumber Liquidators Holdings, Inc.* (Retail)	3,968	102,970
Magellan Health Services, Inc.* (Healthcare - Services)	3,472	180,613
Maidenform Brands, Inc.* (Apparel)	3,968	125,627
Manhattan Associates, Inc.* (Computers)	3,472	125,513
Materion Corp.* (Metal Fabricate/Hardware)	2,480	103,565
MAXIMUS, Inc. (Commercial Services)	2,976	238,050
Meadowbrook Insurance Group, Inc. (Insurance)	2,976	30,474
Medical Properties Trust, Inc. (REIT)	11,904	146,895
Medifast, Inc.* (Commercial Services)	2,480	48,980
Mercury Computer Systems, Inc.* (Computers)	4,960	95,778
Meridian Bioscience, Inc. (Healthcare - Products)	3,968	98,049
Merit Medical Systems, Inc.* (Healthcare - Products)	2,976	69,400
Micrel, Inc. (Semiconductors)	8,432	108,014
Microsemi Corp.* (Semiconductors)	6,944	163,878
MicroStrategy, Inc. - Class A* (Software)	1,488	210,254
Mid-America Apartment Communities, Inc. (REIT)	3,472	232,103
MKS Instruments, Inc. (Semiconductors)	3,472	98,535
Mobile Mini, Inc.* (Storage/Warehousing)	3,472	86,488
Monarch Casino & Resort, Inc.* (Lodging)	496	5,684
Monolithic Power Systems, Inc.* (Semiconductors)	5,952	101,065
Monro Muffler Brake, Inc. (Commercial Services)	4,960	150,685
MTS Systems Corp. (Computers)	1,488	65,874
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,984	165,009
National Financial Partners* (Diversified Financial Services)	3,472	55,864
National Penn Bancshares, Inc. (Banks)	6,448	52,938
National Presto Industries, Inc. (Housewares)	992	110,142
National Retail Properties, Inc. (REIT)	8,928	235,164
Natus Medical, Inc.* (Healthcare - Products)	2,976	50,503
NCI Building Systems, Inc.* (Building Materials)	496	6,140
NCI, Inc. - Class A* (Computers)	992	24,413
Neogen Corp.* (Pharmaceuticals)	3,968	166,259
NETGEAR, Inc.* (Telecommunications)	5,952	248,496
NetScout Systems, Inc.* (Computers)	5,952	152,312
Network Equipment Technologies, Inc.* (Telecommunications)	2,480	8,358
Neutral Tandem, Inc.* (Telecommunications)	5,456	83,422
Newport Corp.* (Electronics)	3,472	65,031
Nolan Co.* (Media)	4,960	58,379
Northwest Natural Gas Co. (Gas)	1,488	68,805
Novatel Wireless, Inc.* (Telecommunications)	5,456	33,827
NTELOS Holdings Corp. (Telecommunications)	2,976	58,716
Nutrisystem, Inc. (Commercial Services)	2,480	37,299
Old Dominion Freight Line, Inc.* (Transportation)	3,472	129,922
OM Group, Inc.* (Chemicals)	2,976	107,850
Omnicell, Inc.* (Software)	2,976	45,771
Oplink Communications, Inc.* (Telecommunications)	3,472	68,746
optionsXpress Holdings, Inc. (Diversified Financial Services)	7,440	137,194
Orbital Sciences Corp.* (Aerospace/Defense)	5,456	102,736
Orion Marine Group, Inc.* (Engineering & Construction)	4,464	46,113
OSI Systems, Inc.* (Electronics)	2,976	114,249
Oxford Industries, Inc. (Apparel)	1,488	51,113
P.F. Chang’s China Bistro, Inc. (Retail)	3,968	159,117
Palomar Medical Technologies, Inc.* (Healthcare - Products)	992	15,882
Papa John’s International, Inc.* (Retail)	1,984	59,639
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	5,952	204,987
PAREXEL International Corp.* (Commercial Services)	9,920	275,379
Park Electrochemical Corp. (Electronics)	992	31,714
Peet’s Coffee & Tea, Inc.* (Beverages)	1,984	92,216
Pennsylvania REIT (REIT)	4,464	70,487
Perficient, Inc.* (Internet)	4,960	61,950
Pericom Semiconductor Corp.* (Semiconductors)	2,480	22,543
Perry Ellis International, Inc.* (Apparel)	992	27,955
PetMed Express, Inc. (Pharmaceuticals)	3,968	59,877

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Petroleum Development* (Oil & Gas)	1,488	$59,252
PetroQuest Energy, Inc.* (Oil & Gas)	3,968	34,760
Piedmont Natural Gas Co., Inc. (Gas)	4,464	141,732
Pinnacle Entertainment, Inc.* (Entertainment)	4,464	61,960
Plexus Corp.* (Electronics)	3,968	144,792
PolyOne Corp. (Chemicals)	9,424	136,460
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	2,976	268,614
Post Properties, Inc. (REIT)	3,968	161,101
Power Integrations, Inc. (Semiconductors)	4,960	200,086
Pre-Paid Legal Services, Inc.* (Commercial Services)	1,488	98,134
Prestige Brands Holdings, Inc.* (Healthcare - Products)	3,472	40,102
Progress Software Corp.* (Software)	11,408	338,247
Provident Financial Services, Inc. (Savings & Loans)	2,976	43,212
PS Business Parks, Inc. (REIT)	1,488	89,667
PSS World Medical, Inc.* (Healthcare - Products)	4,960	142,650
Pulse Electronics Corp. (Semiconductors)	2,480	14,830
Quaker Chemical Corp. (Chemicals)	1,984	89,637
Quality Systems, Inc. (Software)	3,472	311,508
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	10,416	213,528
Radiant Systems, Inc.* (Computers)	5,952	118,564
RadiSys Corp.* (Computers)	1,984	17,479
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	12,400	633,764
RightNow Technologies, Inc.* (Software)	3,968	143,562
Robbins & Myers, Inc. (Machinery - Diversified)	2,976	129,367
Rofin-Sinar Technologies, Inc.* (Electronics)	1,984	85,927
Rogers Corp.* (Electronics)	992	41,188
RTI International Metals, Inc.* (Mining)	1,984	63,369
Rudolph Technologies, Inc.* (Semiconductors)	1,984	22,439
Rue21, Inc.* (Retail)	1,488	44,819
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	9,920	389,757
Saul Centers, Inc. (REIT)	992	43,440
Savient Pharmaceuticals, Inc.* (Biotechnology)	7,440	86,378
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,976	154,276
SEACOR SMIT, Inc. (Oil & Gas Services)	2,480	245,098
Shuffle Master, Inc.* (Entertainment)	4,960	54,213
Sigma Designs, Inc.* (Semiconductors)	2,976	37,974
Signature Bank* (Banks)	6,944	404,210
Skyline Corp. (Home Builders)	496	9,727
Smith Corp. (Miscellaneous Manufacturing)	3,472	152,664
Smith Micro Software, Inc.* (Software)	5,456	42,120
Snyders-Lance, Inc. (Food)	3,968	78,368
Sonic Corp.* (Retail)	3,968	44,521
Sourcefire, Inc.* (Internet)	4,960	132,035
South Jersey Industries, Inc. (Gas)	1,984	113,981
Sovran Self Storage, Inc. (REIT)	1,984	84,876
Stamps.com, Inc. (Internet)	1,984	26,824
Standard Microsystems Corp.* (Semiconductors)	1,488	40,399
Steven Madden, Ltd.* (Apparel)	3,968	210,899
Stifel Financial Corp.* (Diversified Financial Services)	8,928	407,831
Stone Energy Corp.* (Oil & Gas)	4,960	175,386
STR Holdings, Inc.* (Miscellaneous Manufacturing)	2,976	49,015
Stratasys, Inc.* (Computers)	3,472	186,967
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	2,976	70,769
Super Micro Computer, Inc.* (Computers)	2,480	42,309
Superior Industries International, Inc. (Auto Parts & Equipment)	1,488	37,602
Supertex, Inc.* (Semiconductors)	992	21,417
SurModics, Inc.* (Healthcare - Products)	1,488	22,856
Swift Energy Co.* (Oil & Gas)	2,480	97,191
Sykes Enterprises, Inc.* (Computers)	3,472	69,544
Symmetricom, Inc.* (Telecommunications)	3,968	24,205
Synaptics, Inc.* (Computers)	5,952	169,156
Synchronoss Technologies, Inc.* (Software)	4,464	144,009
Take-Two Interactive Software, Inc.* (Software)	6,448	104,329
Taleo Corp. - Class A* (Software)	6,944	251,859
Tanger Factory Outlet Centers, Inc. (REIT)	13,888	383,725
TeleTech Holdings, Inc.* (Commercial Services)	2,976	59,133
Tessera Technologies, Inc.* (Semiconductors)	4,960	98,010
Tetra Tech, Inc.* (Environmental Control)	5,952	140,586
Texas Roadhouse, Inc. - Class A (Retail)	9,920	161,398
The Andersons, Inc. (Agriculture)	1,488	73,879
The Buckle, Inc. (Retail)	4,464	203,067
The Cato Corp. - Class A (Retail)	2,976	75,918
The Children’s Place Retail Stores, Inc.* (Retail)	1,984	105,489
The Ensign Group, Inc. (Healthcare - Services)	2,480	68,597
The Finish Line, Inc. - Class A (Retail)	5,952	127,908
The Hain Celestial Group, Inc.* (Food)	2,976	101,214
The Knot, Inc.* (Internet)	2,480	25,321
The Men’s Wearhouse, Inc. (Retail)	4,960	138,334
Tollgrade Communications, Inc.* (Telecommunications)	992	10,009
Tompkins Financial Corp. (Banks)	496	20,207
Toro Co. (Housewares)	2,976	202,100
Tower Group, Inc. (Insurance)	3,968	90,748
TreeHouse Foods, Inc.* (Food)	5,952	361,108
TriQuint Semiconductor, Inc.* (Semiconductors)	27,776	382,475

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Triumph Group, Inc. (Aerospace/Defense)	2,976	$256,293
True Religion Apparel, Inc.* (Apparel)	4,464	134,902
TrueBlue, Inc.* (Commercial Services)	2,976	41,902
TTM Technologies, Inc.* (Electronics)	7,440	142,253
Tyler Technologies, Inc.* (Computers)	4,464	110,663
Ultratech Stepper, Inc.* (Semiconductors)	1,984	62,119
UMB Financial Corp. (Banks)	1,984	83,546
UniFirst Corp. (Textiles)	1,488	77,019
United Natural Foods, Inc.* (Food)	4,960	211,742
Universal Electronics, Inc.* (Home Furnishings)	2,480	68,671
Universal Health Realty Income Trust (REIT)	992	42,765
Universal Technical Institute, Inc. (Commercial Services)	3,472	62,739
Urstadt Biddle Properties - Class A (REIT)	1,984	39,045
USA Mobility, Inc. (Telecommunications)	1,488	22,990
Veeco Instruments, Inc.* (Semiconductors)	6,944	355,047
ViaSat, Inc.* (Telecommunications)	6,944	277,204
Vicor Corp. (Electrical Components & Equipment)	3,472	58,017
ViroPharma, Inc.* (Pharmaceuticals)	13,392	258,332
Vitamin Shoppe, Inc.* (Retail)	1,488	58,062
Volcom, Inc. (Apparel)	2,976	58,716
Volterra Semiconductor Corp.* (Semiconductors)	3,968	104,319
WD-40 Co. (Household Products/Wares)	1,488	61,752
Websense, Inc.* (Internet)	6,944	179,086
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,480	117,155
Wolverine World Wide, Inc. (Apparel)	4,960	196,813
World Acceptance Corp.* (Diversified Financial Services)	2,480	168,516
Wright Express Corp.* (Commercial Services)	6,448	363,216
Zoll Medical Corp.* (Healthcare - Products)	3,472	196,793
Zumiez, Inc.* (Retail)	3,472	97,598

TOTAL COMMON STOCKS (Cost $36,911,213)		43,830,280

	Principal Amount	Value
Repurchase Agreements (a) (0.1%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $46,000	$46,000	$46,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,000)		46,000

TOTAL INVESTMENT SECURITIES (Cost $36,957,213)—100.0%		43,876,280
Net other assets (liabilities) — NM		(14,051)

NET ASSETS — 100.0%		$43,862,229

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Aerospace/Defense	$387,450	0.9%
Agriculture	73,879	0.2%
Airlines	111,278	0.3%
Apparel	1,749,982	4.0%
Auto Parts & Equipment	37,602	0.1%
Banks	832,834	1.9%
Beverages	232,475	0.5%
Biotechnology	1,035,672	2.4%
Building Materials	110,870	0.2%
Chemicals	721,953	1.6%
Commercial Services	3,658,859	8.3%
Computers	1,380,677	3.1%
Distribution/Wholesale	165,009	0.4%
Diversified Financial Services	1,189,587	2.7%
Electric	107,563	0.2%
Electrical Components & Equipment	539,132	1.2%
Electronics	1,901,312	4.3%
Engineering & Construction	46,113	0.1%
Entertainment	116,173	0.3%
Environmental Control	592,655	1.3%
Food	1,165,069	2.7%
Forest Products & Paper	515,176	1.2%
Gas	324,518	0.7%
Healthcare - Products	2,105,813	4.8%
Healthcare - Services	1,539,598	3.5%
Home Builders	9,727	NM
Home Furnishings	199,794	0.5%
Household Products/Wares	87,132	0.2%
Housewares	312,242	0.7%
Insurance	175,187	0.4%
Internet	1,327,941	3.0%
Leisure Time	285,463	0.6%
Lodging	5,684	NM
Machinery - Diversified	439,868	1.0%
Media	222,416	0.5%
Metal Fabricate/Hardware	247,946	0.6%
Mining	206,584	0.5%
Miscellaneous Manufacturing	917,070	2.1%
Office Furnishings	110,945	0.3%
Oil & Gas	780,898	1.8%
Oil & Gas Services	728,618	1.7%
Pharmaceuticals	2,171,900	4.9%
REIT	3,488,868	8.0%
Real Estate	68,294	0.2%
Retail	3,957,943	9.0%
Savings & Loans	73,885	0.2%
Semiconductors	2,694,160	6.1%
Software	2,863,264	6.5%
Storage/Warehousing	86,488	0.2%
Telecommunications	1,076,915	2.5%
Textiles	77,019	0.2%
Toys/Games/Hobbies	41,743	0.1%
Transportation	479,091	1.1%
Water	51,946	0.1%
Other**	31,949	0.1%
Total	$43,862,229	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Europe 30 ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (99.6%)
Alcatel-LucentADR* (Telecommunications)	316,017	$2,066,751
Anheuser-Busch InBev N.V.ADR (Beverages)	21,164	1,353,861
ArcelorMittalNYS (Iron/Steel)	38,961	1,444,284
ARM Holdings PLCADR (Semiconductors)	54,834	1,725,078
ASML Holding N.V.NYS (Semiconductors)	30,784	1,285,540
AstraZeneca PLCADR (Pharmaceuticals)	22,607	1,126,507
Banco Santander S.A.ADR (Banks)	145,262	1,801,249
Barclays PLCADR (Banks)	74,555	1,420,273
BHP Billiton PLCADR (Mining)	32,227	2,712,870
BP PLCADR (Oil & Gas)	36,075	1,664,500
Diageo PLCADR (Beverages)	13,468	1,095,891
Eni SpAADR (Oil & Gas)	18,278	982,260
Ensco PLCADR (Oil & Gas)	19,240	1,147,089
GlaxoSmithKline PLCADR (Pharmaceuticals)	27,898	1,218,027
HSBC Holdings PLCADR (Banks)	45,695	2,489,007
Koninklijke Phillips Electronics N.V.NYS (Electronics)	37,037	1,092,221
Nokia, Corp.ADR (Telecommunications)	116,883	1,078,830
Rio Tinto PLCADR (Mining)	30,303	2,218,483
Royal Dutch Shell PLC - Class AADR (Oil & Gas)	26,936	2,087,001
Sanofi-AventisADR (Pharmaceuticals)	32,708	1,292,620
SAP AGADR (Software)	27,898	1,800,258
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	11,063	1,031,182
Siemens AGADR (Miscellaneous Manufacturing)	15,392	2,246,308
Statoil ASAADR (Oil & Gas)	48,581	1,423,909
Telefonaktiebolaget LM EricssonADR (Telecommunications)	112,554	1,710,821
Telefonica S.A.ADR (Telecommunications)	73,593	1,984,067
Tenaris S.A.ADR (Iron/Steel)	25,493	1,294,789
Total S.A.ADR (Oil & Gas)	28,860	1,853,678
Unilever N.V.NYS (Food)	36,075	1,190,475
Vodafone Group PLCADR (Telecommunications)	66,378	1,932,927

TOTAL COMMON STOCKS (Cost $43,616,187)		47,770,756

	Principal Amount	Value
Repurchase Agreements (a) (0.3%)
Repurchase Agreements with various counterparties, rates 0.01% , dated 4/29/11, due 5/2/11, total to be received $154,000	$154,000	$154,000

TOTAL REPURCHASE AGREEMENTS (Cost $154,000)		154,000

TOTAL INVESTMENT SECURITIES (Cost $43,770,187)—99.9%		47,924,756
Net other assets (liabilities) — 0.1%		29,157

NET ASSETS — 100.0%		$47,953,913

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security
ADR	American Depositary Receipt
NYS	New York Shares

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/20/11 (Underlying notional amount at value $136,000)	2	$4,939

Europe 30 ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Banks	$5,710,529	11.9%
Beverages	2,449,752	5.1%
Electronics	1,092,221	2.3%
Food	1,190,475	2.5%
Iron/Steel	2,739,073	5.7%
Mining	4,931,352	10.3%
Miscellaneous Manufacturing	2,246,308	4.7%
Oil & Gas	9,158,438	19.1%
Pharmaceuticals	4,668,336	9.7%
Semiconductors	3,010,618	6.3%
Software	1,800,258	3.7%
Telecommunications	8,773,396	18.3%
Other**	183,157	0.4%
Total	$47,953,913	100.0%

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2011:

	Value	% of Net Assets
Belgium	$1,353,861	2.8%
Finland	1,078,830	2.2%
France	5,213,049	10.9%
Germany	4,046,566	8.5%
Ireland	1,031,182	2.1%
Italy	982,260	2.0%
Luxembourg	2,739,073	5.7%
Netherlands	5,655,237	11.8%
Norway	1,423,909	3.0%
Spain	3,785,316	7.9%
Sweden	1,710,821	3.6%
United Kingdom	18,750,652	39.1%
Other**	183,157	0.4%
Total	$47,953,913	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (35.2%)
3M Co. (Miscellaneous Manufacturing)	2,128	$206,863
Abbott Laboratories (Pharmaceuticals)	4,598	239,280
Abercrombie & Fitch Co. - Class A (Retail)	266	18,833
ACE, Ltd. (Insurance)	988	66,443
Adobe Systems, Inc.* (Software)	1,520	50,996
Advanced Micro Devices, Inc.* (Semiconductors)	1,710	15,561
Aetna, Inc. (Healthcare - Services)	1,140	47,173
AFLAC, Inc. (Insurance)	1,406	79,003
Agilent Technologies, Inc.* (Electronics)	1,026	51,208
Air Products & Chemicals, Inc. (Chemicals)	646	61,706
Airgas, Inc. (Chemicals)	228	15,835
AK Steel Holding Corp. (Iron/Steel)	342	5,558
Akamai Technologies, Inc.* (Internet)	570	19,631
Alcoa, Inc. (Mining)	3,154	53,618
Allegheny Technologies, Inc. (Iron/Steel)	304	21,888
Allergan, Inc. (Pharmaceuticals)	912	72,559
Allstate Corp. (Insurance)	1,558	52,723
Altera Corp. (Semiconductors)	950	46,265
Altria Group, Inc. (Agriculture)	6,194	166,247
Amazon.com, Inc.* (Internet)	1,064	209,076
Ameren Corp. (Electric)	722	21,162
American Electric Power, Inc. (Electric)	1,444	52,677
American Express Co. (Diversified Financial Services)	3,116	152,933
American International Group, Inc. (Insurance)	418	13,021
American Tower Corp.* (Telecommunications)	1,178	61,621
Ameriprise Financial, Inc. (Diversified Financial Services)	722	44,807
AmerisourceBergen Corp. (Pharmaceuticals)	798	32,431
Amgen, Inc.* (Biotechnology)	2,774	157,702
Amphenol Corp. - Class A (Electronics)	532	29,744
Anadarko Petroleum Corp. (Oil & Gas)	1,482	116,989
Analog Devices, Inc. (Semiconductors)	874	35,231
AON Corp. (Insurance)	988	51,544
Apache Corp. (Oil & Gas)	1,140	152,042
Apartment Investment and Management Co. - Class A (REIT)	342	9,220
Apollo Group, Inc. - Class A* (Commercial Services)	380	15,211
Apple Computer, Inc.* (Computers)	2,736	952,757
Applied Materials, Inc. (Semiconductors)	3,914	61,411
Archer-Daniels-Midland Co. (Agriculture)	1,900	70,338
Assurant, Inc. (Insurance)	304	12,069
AT&T, Inc. (Telecommunications)	17,556	546,343
Autodesk, Inc.* (Software)	684	30,766
Automatic Data Processing, Inc. (Software)	1,482	80,547
AutoNation, Inc.* (Retail)	190	6,443
AutoZone, Inc.* (Retail)	76	21,461
Avalonbay Communities, Inc. (REIT)	266	33,678
Avery Dennison Corp. (Household Products/Wares)	304	12,689
Avon Products, Inc. (Cosmetics/Personal Care)	1,292	37,959
Baker Hughes, Inc. (Oil & Gas Services)	1,292	100,014
Ball Corp. (Packaging & Containers)	494	18,431
Bank of America Corp. (Banks)	30,058	369,112
Bank of New York Mellon Corp. (Banks)	3,686	106,747
Bard (C.R.), Inc. (Healthcare - Products)	266	28,396
Baxter International, Inc. (Healthcare - Products)	1,710	97,299
BB&T Corp. (Banks)	2,052	55,240
Becton, Dickinson & Co. (Healthcare - Products)	646	55,517
Bed Bath & Beyond, Inc.* (Retail)	760	42,651
Bemis Co., Inc. (Packaging & Containers)	304	9,527
Berkshire Hathaway, Inc. - Class B* (Insurance)	5,130	427,329
Best Buy Co., Inc. (Retail)	988	30,845
Big Lots, Inc.* (Retail)	228	9,373
Biogen Idec, Inc.* (Biotechnology)	722	70,287
BlackRock, Inc. - Class A (Diversified Financial Services)	266	52,120
BMC Software, Inc.* (Software)	532	26,722
Boeing Co. (Aerospace/Defense)	2,204	175,835
Boston Properties, Inc. (REIT)	418	43,694
Boston Scientific Corp.* (Healthcare - Products)	4,522	33,870
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,054	142,017
Broadcom Corp. - Class A (Semiconductors)	1,406	49,463
Brown-Forman Corp. (Beverages)	304	21,845
C.H. Robinson Worldwide, Inc. (Transportation)	494	39,609
CA, Inc. (Software)	1,140	28,033
Cablevision Systems Corp.-Class A (Media)	684	24,097
Cabot Oil & Gas Corp. (Oil & Gas)	304	17,109
Cameron International Corp.* (Oil & Gas Services)	722	38,064
Campbell Soup Co. (Food)	532	17,870
Capital One Financial Corp. (Diversified Financial Services)	1,368	74,871
Cardinal Health, Inc. (Pharmaceuticals)	1,026	44,826
CareFusion Corp.* (Healthcare - Products)	646	18,973
Carmax, Inc.* (Retail)	684	23,735
Carnival Corp. - Class A (Leisure Time)	1,292	49,186
Caterpillar, Inc. (Machinery - Construction & Mining)	1,900	219,279
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	874	23,345
CBS Corp. - Class B (Media)	2,014	50,793
Celgene Corp.* (Biotechnology)	1,368	80,548
CenterPoint Energy, Inc. (Electric)	1,254	23,324

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CenturyLink, Inc. (Telecommunications)	1,786	$72,833
Cephalon, Inc.* (Pharmaceuticals)	228	17,510
Cerner Corp.* (Software)	228	27,401
CF Industries Holdings, Inc. (Chemicals)	228	32,273
Chesapeake Energy Corp. (Oil & Gas)	1,938	65,252
Chevron Corp. (Oil & Gas)	5,966	652,919
Chipotle Mexican Grill, Inc. - Class A* (Retail)	76	20,276
Chubb Corp. (Insurance)	874	56,976
CIGNA Corp. (Insurance)	798	37,370
Cincinnati Financial Corp. (Insurance)	494	15,650
Cintas Corp. (Textiles)	380	11,799
Cisco Systems, Inc. (Telecommunications)	16,416	288,265
Citigroup, Inc.* (Diversified Financial Services)	86,260	395,933
Citrix Systems, Inc.* (Software)	570	48,074
Cliffs Natural Resources, Inc. (Iron/Steel)	418	39,175
Clorox Co. (Household Products/Wares)	418	29,118
CME Group, Inc. (Diversified Financial Services)	190	56,196
CMS Energy Corp. (Electric)	760	15,048
Coach, Inc. (Apparel)	874	52,274
Coca-Cola Co. (Beverages)	6,802	458,863
Coca-Cola Enterprises, Inc. (Beverages)	988	28,069
Cognizant Technology Solutions Corp.* (Computers)	912	75,605
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,482	125,007
Comcast Corp. - Class A (Media)	8,246	216,375
Comerica, Inc. (Banks)	532	20,179
Computer Sciences Corp. (Computers)	456	23,247
Compuware Corp.* (Software)	646	7,319
ConAgra Foods, Inc. (Food)	1,292	31,589
ConocoPhillips (Oil & Gas)	4,256	335,926
CONSOL Energy, Inc. (Coal)	684	36,998
Consolidated Edison, Inc. (Electric)	874	45,553
Constellation Brands, Inc.* (Beverages)	532	11,911
Constellation Energy Group, Inc. (Electric)	608	22,143
Corning, Inc. (Telecommunications)	4,636	97,078
Costco Wholesale Corp. (Retail)	1,292	104,549
Coventry Health Care, Inc.* (Healthcare - Services)	456	14,715
Covidien PLC (Healthcare - Products)	1,482	82,533
CSX Corp. (Transportation)	1,102	86,716
Cummins, Inc. (Machinery - Diversified)	570	68,503
CVS Caremark Corp. (Retail)	4,066	147,352
D.R. Horton, Inc. (Home Builders)	836	10,400
Danaher Corp. (Miscellaneous Manufacturing)	1,596	88,163
Darden Restaurants, Inc. (Retail)	418	19,633
DaVita, Inc.* (Healthcare - Services)	266	23,432
Dean Foods Co.* (Food)	532	5,953
Deere & Co. (Machinery - Diversified)	1,254	122,265
Dell, Inc.* (Computers)	4,978	77,209
Denbury Resources, Inc.* (Oil & Gas)	1,178	26,587
DENTSPLY International, Inc. (Healthcare - Products)	418	15,692
Devon Energy Corp. (Oil & Gas)	1,254	114,114
DeVry, Inc. (Commercial Services)	190	10,051
Diamond Offshore Drilling, Inc. (Oil & Gas)	190	14,415
DIRECTV - Class A* (Media)	2,356	114,478
Discover Financial Services (Diversified Financial Services)	1,634	40,589
Discovery Communications, Inc. - Class A* (Media)	836	37,001
Dominion Resources, Inc. (Electric)	1,710	79,378
Dover Corp. (Miscellaneous Manufacturing)	570	38,783
Dr. Pepper Snapple Group, Inc. (Beverages)	646	25,323
DTE Energy Co. (Electric)	494	24,962
Duke Energy Corp. (Electric)	3,952	73,705
Dun & Bradstreet Corp. (Software)	152	12,491
E*TRADE Financial Corp.* (Diversified Financial Services)	646	10,491
E.I. du Pont de Nemours & Co. (Chemicals)	2,736	155,377
Eastman Chemical Co. (Chemicals)	228	24,453
Eaton Corp. (Miscellaneous Manufacturing)	1,026	54,922
eBay, Inc.* (Internet)	3,382	116,341
Ecolab, Inc. (Chemicals)	684	36,088
Edison International (Electric)	950	37,306
Edwards Lifesciences Corp.* (Healthcare - Products)	342	29,532
El Paso Corp. (Pipelines)	2,090	40,567
Electronic Arts, Inc.* (Software)	988	19,938
Eli Lilly & Co. (Pharmaceuticals)	3,040	112,510
EMC Corp.* (Computers)	6,156	174,461
Emerson Electric Co. (Electrical Components & Equipment)	2,242	136,224
Entergy Corp. (Electric)	532	37,091
EOG Resources, Inc. (Oil & Gas)	760	85,812
EQT Corp. (Oil & Gas)	456	23,990
Equifax, Inc. (Commercial Services)	380	14,261
Equity Residential (REIT)	874	52,195
Exelon Corp. (Electric)	1,976	83,288
Expedia, Inc. (Internet)	608	15,218
Expeditors International of Washington, Inc. (Transportation)	646	35,058
Express Scripts, Inc.* (Pharmaceuticals)	1,558	88,401
Exxon Mobil Corp. (Oil & Gas)	14,706	1,294,128
F5 Networks, Inc.* (Internet)	228	23,110
Family Dollar Stores, Inc. (Retail)	380	20,600
Fastenal Co. (Distribution/Wholesale)	456	30,593
Federated Investors, Inc. - Class B (Diversified Financial Services)	266	6,857
FedEx Corp. (Transportation)	950	90,886
Fidelity National Information Services, Inc. (Software)	798	26,414
Fifth Third Bancorp (Banks)	2,736	36,307
First Horizon National Corp. (Banks)	798	8,741

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First Solar, Inc.* (Energy - Alternate Sources)	152	$21,215
FirstEnergy Corp. (Electric)	1,254	50,110
Fiserv, Inc.* (Software)	418	25,628
FLIR Systems, Inc. (Electronics)	456	16,060
Flowserve Corp. (Machinery - Diversified)	152	19,246
Fluor Corp. (Engineering & Construction)	532	37,208
FMC Corp. (Chemicals)	228	20,128
FMC Technologies, Inc.* (Oil & Gas Services)	684	31,792
Ford Motor Co.* (Auto Manufacturers)	11,248	174,007
Forest Laboratories, Inc.* (Pharmaceuticals)	836	27,722
Fortune Brands, Inc. (Household Products/Wares)	456	29,676
Franklin Resources, Inc. (Diversified Financial Services)	418	53,972
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,812	154,744
Frontier Communications Corp. (Telecommunications)	2,964	24,512
GameStop Corp. - Class A* (Retail)	456	11,710
Gannett Co., Inc. (Media)	722	10,873
General Dynamics Corp. (Aerospace/Defense)	1,102	80,248
General Electric Co. (Miscellaneous Manufacturing)	31,540	644,993
General Mills, Inc. (Food)	1,900	73,302
Genuine Parts Co. (Distribution/Wholesale)	456	24,487
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	1,444	17,602
Gilead Sciences, Inc.* (Pharmaceuticals)	2,356	91,507
Goodrich Corp. (Aerospace/Defense)	380	33,581
Google, Inc. - Class A* (Internet)	760	413,516
H & R Block, Inc. (Commercial Services)	912	15,768
Halliburton Co. (Oil & Gas Services)	2,698	136,195
Harley-Davidson, Inc. (Leisure Time)	684	25,486
Harman International Industries, Inc. (Home Furnishings)	190	9,221
Harris Corp. (Telecommunications)	380	20,189
Hartford Financial Services Group, Inc. (Insurance)	1,330	38,530
Hasbro, Inc. (Toys/Games/Hobbies)	418	19,579
HCP, Inc. (REIT)	1,102	43,661
Health Care REIT, Inc. (REIT)	532	28,606
Heinz (H.J.) Co. (Food)	950	48,668
Helmerich & Payne, Inc. (Oil & Gas)	304	20,167
Hess Corp. (Oil & Gas)	874	75,129
Hewlett-Packard Co. (Computers)	6,460	260,790
Home Depot, Inc. (Retail)	4,864	180,649
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,318	141,931
Hormel Foods Corp. (Food)	418	12,293
Hospira, Inc.* (Pharmaceuticals)	494	28,025
Host Hotels & Resorts, Inc. (REIT)	2,014	35,829
Hudson City Bancorp, Inc. (Savings & Loans)	1,558	14,848
Humana, Inc.* (Healthcare - Services)	494	37,603
Huntington Bancshares, Inc. (Banks)	2,546	17,287
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,482	86,564
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	988	49,894
Integrys Energy Group, Inc. (Electric)	228	11,938
Intel Corp. (Semiconductors)	16,302	378,043
IntercontinentalExchange, Inc.* (Diversified Financial Services)	228	27,440
International Business Machines Corp. (Computers)	3,610	615,794
International Flavors & Fragrances, Inc. (Chemicals)	228	14,483
International Game Technology (Entertainment)	874	15,461
International Paper Co. (Forest Products & Paper)	1,292	39,897
Interpublic Group of Cos., Inc. (Advertising)	1,444	16,967
Intuit, Inc.* (Software)	798	44,337
Intuitive Surgical, Inc.* (Healthcare - Products)	114	39,866
Invesco, Ltd. (Diversified Financial Services)	1,368	34,022
Iron Mountain, Inc. (Commercial Services)	608	19,365
ITT Industries, Inc. (Miscellaneous Manufacturing)	532	30,744
J.C. Penney Co., Inc. (Retail)	684	26,300
J.P. Morgan Chase & Co. (Diversified Financial Services)	11,818	539,255
Jabil Circuit, Inc. (Electronics)	570	11,309
Jacobs Engineering Group, Inc.* (Engineering & Construction)	380	18,852
Janus Capital Group, Inc. (Diversified Financial Services)	570	6,937
JDS Uniphase Corp.* (Telecommunications)	684	14,255
JM Smucker Co. (Food)	342	25,674
Johnson & Johnson (Healthcare - Products)	8,132	534,435
Johnson Controls, Inc. (Auto Parts & Equipment)	2,014	82,594
Joy Global, Inc. (Machinery - Construction & Mining)	304	30,689
Juniper Networks, Inc.* (Telecommunications)	1,596	61,175
Kellogg Co. (Food)	760	43,525
KeyCorp (Banks)	2,622	22,733
Kimberly-Clark Corp. (Household Products/Wares)	1,216	80,329
Kimco Realty Corp. (REIT)	1,216	23,761
KLA -Tencor Corp. (Semiconductors)	494	21,687
Kohls Corp. (Retail)	874	46,069
Kraft Foods, Inc. (Food)	5,206	174,817
Kroger Co. (Food)	1,900	46,189
L-3 Communications Holdings, Inc. (Aerospace/Defense)	342	27,425
Laboratory Corp. of America Holdings* (Healthcare - Services)	304	29,327
Legg Mason, Inc. (Diversified Financial Services)	456	16,940

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	418	$10,989
Lennar Corp. - Class A (Home Builders)	494	9,381
Leucadia National Corp. (Holding Companies - Diversified)	570	22,036
Lexmark International, Inc. - Class A* (Computers)	228	7,353
Life Technologies Corp.* (Biotechnology)	532	29,366
Limited, Inc. (Retail)	798	32,846
Lincoln National Corp. (Insurance)	950	29,669
Linear Technology Corp. (Semiconductors)	684	23,803
Lockheed Martin Corp. (Aerospace/Defense)	836	66,253
Loews Corp. (Insurance)	950	42,047
Lorillard, Inc. (Agriculture)	418	44,517
Lowe’s Cos., Inc. (Retail)	4,104	107,730
LSI Logic Corp.* (Semiconductors)	1,824	13,370
M&T Bank Corp. (Banks)	342	30,223
Macy’s, Inc. (Retail)	1,254	29,983
Marathon Oil Corp. (Oil & Gas)	2,090	112,944
Marriott International, Inc. - Class A (Lodging)	875	30,870
Marsh & McLennan Cos., Inc. (Insurance)	1,634	49,478
Marshall & Ilsley Corp. (Banks)	1,558	12,729
Masco Corp. (Building Materials)	1,064	14,279
Massey Energy Co. (Coal)	304	20,745
MasterCard, Inc. - Class A (Software)	304	83,871
Mattel, Inc. (Toys/Games/Hobbies)	1,026	27,415
McCormick & Co., Inc. (Food)	380	18,666
McDonald’s Corp. (Retail)	3,116	244,014
McGraw-Hill Cos., Inc. (Media)	912	36,909
McKesson Corp. (Commercial Services)	760	63,088
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	608	40,663
MeadWestvaco Corp. (Forest Products & Paper)	494	16,643
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,216	72,145
Medtronic, Inc. (Healthcare - Products)	3,192	133,266
MEMC Electronic Materials, Inc.* (Semiconductors)	684	8,092
Merck & Co., Inc. (Pharmaceuticals)	9,158	329,230
MetLife, Inc. (Insurance)	3,116	145,798
MetroPCS Communications, Inc.* (Telecommunications)	798	13,430
Microchip Technology, Inc. (Semiconductors)	570	23,393
Micron Technology, Inc.* (Semiconductors)	2,546	28,744
Microsoft Corp. (Software)	21,964	571,503
Molex, Inc. (Electrical Components & Equipment)	418	11,286
Molson Coors Brewing Co. - Class B (Beverages)	456	22,230
Monsanto Co. (Agriculture)	1,596	108,592
Monster Worldwide, Inc.* (Internet)	380	6,236
Moody’s Corp. (Commercial Services)	608	23,797
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,598	120,238
Motorola Mobility Holdings, Inc.* (Telecommunications)	874	22,776
Motorola Solutions, Inc.* (Telecommunications)	988	45,329
Murphy Oil Corp. (Oil & Gas)	570	44,164
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,292	32,197
Nabors Industries, Ltd.* (Oil & Gas)	836	25,615
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	456	12,358
National Oilwell Varco, Inc. (Oil & Gas Services)	1,254	96,169
National Semiconductor Corp. (Semiconductors)	722	17,415
NetApp, Inc.* (Computers)	1,102	57,282
Netflix, Inc.* (Internet)	114	26,524
Newell Rubbermaid, Inc. (Housewares)	874	16,658
Newfield Exploration Co.* (Oil & Gas)	380	26,904
Newmont Mining Corp. (Mining)	1,482	86,860
News Corp. - Class A (Media)	6,764	120,534
NextEra Energy, Inc. (Electric)	1,254	70,939
Nicor, Inc. (Gas)	152	8,425
NIKE, Inc. - Class B (Apparel)	1,140	93,845
NiSource, Inc. (Electric)	836	16,260
Noble Corp. (Oil & Gas)	760	32,688
Noble Energy, Inc. (Oil & Gas)	532	51,216
Nordstrom, Inc. (Retail)	494	23,490
Norfolk Southern Corp. (Transportation)	1,064	79,460
Northeast Utilities System (Electric)	532	18,939
Northern Trust Corp. (Banks)	722	36,093
Northrop Grumman Corp. (Aerospace/Defense)	874	55,595
Novellus Systems, Inc.* (Semiconductors)	266	8,539
NRG Energy, Inc.* (Electric)	722	17,472
Nucor Corp. (Iron/Steel)	950	44,612
NVIDIA Corp.* (Semiconductors)	1,710	34,200
NYSE Euronext (Diversified Financial Services)	760	30,438
O’Reilly Automotive, Inc.* (Retail)	418	24,687
Occidental Petroleum Corp. (Oil & Gas)	2,432	277,953
Omnicom Group, Inc. (Advertising)	836	41,123
ONEOK, Inc. (Gas)	304	21,262
Oracle Corp. (Software)	11,552	416,450
Owens-Illinois, Inc.* (Packaging & Containers)	494	14,657
PACCAR, Inc. (Auto Manufacturers)	1,102	58,527
Pall Corp. (Miscellaneous Manufacturing)	342	19,986
Parker Hannifin Corp. (Miscellaneous Manufacturing)	494	46,594
Patterson Cos., Inc. (Healthcare - Products)	266	9,233
Paychex, Inc. (Commercial Services)	950	31,075
Peabody Energy Corp. (Coal)	798	53,322
People’s United Financial, Inc. (Banks)	1,064	14,566
Pepco Holdings, Inc. (Electric)	684	13,181

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	4,712	$324,610
PerkinElmer, Inc. (Electronics)	342	9,668
Pfizer, Inc. (Pharmaceuticals)	23,750	497,800
PG&E Corp. (Electric)	1,178	54,282
Philip Morris International, Inc. (Commercial Services)	5,320	369,421
Pinnacle West Capital Corp. (Electric)	304	13,191
Pioneer Natural Resources Co. (Oil & Gas)	342	34,963
Pitney Bowes, Inc. (Office/Business Equipment)	608	14,932
Plum Creek Timber Co., Inc. (Forest Products & Paper)	494	21,286
PNC Financial Services Group (Banks)	1,558	97,126
Polo Ralph Lauren Corp. (Apparel)	190	24,846
PPG Industries, Inc. (Chemicals)	494	46,767
PPL Corp. (Electric)	1,672	45,863
Praxair, Inc. (Chemicals)	912	97,055
Precision Castparts Corp. (Metal Fabricate/Hardware)	418	64,589
Priceline.com, Inc.* (Internet)	152	83,146
Principal Financial Group, Inc. (Insurance)	950	32,063
Procter & Gamble Co. (Cosmetics/Personal Care)	8,322	540,098
Progress Energy, Inc. (Electric)	874	41,471
Progressive Corp. (Insurance)	1,976	43,353
ProLogis (REIT)	1,710	27,856
Prudential Financial, Inc. (Insurance)	1,444	91,578
Public Service Enterprise Group, Inc. (Electric)	1,520	48,898
Public Storage, Inc. (REIT)	418	49,036
Pulte Group, Inc.* (Home Builders)	988	8,032
QEP Resources, Inc. (Oil & Gas)	532	22,732
Qualcomm, Inc. (Telecommunications)	4,864	276,470
Quanta Services, Inc.* (Commercial Services)	646	14,005
Quest Diagnostics, Inc. (Healthcare - Services)	456	25,709
R.R. Donnelley & Sons Co. (Commercial Services)	608	11,467
RadioShack Corp. (Retail)	304	4,806
Range Resources Corp. (Oil & Gas)	494	27,886
Raytheon Co. (Aerospace/Defense)	1,064	51,657
Red Hat, Inc.* (Software)	570	27,058
Regions Financial Corp. (Banks)	3,724	27,334
Republic Services, Inc. (Environmental Control)	912	28,837
Reynolds American, Inc. (Agriculture)	988	36,665
Robert Half International, Inc. (Commercial Services)	418	12,678
Rockwell Automation, Inc. (Machinery - Diversified)	418	36,420
Rockwell Collins, Inc. (Aerospace/Defense)	456	28,774
Roper Industries, Inc. (Miscellaneous Manufacturing)	266	23,006
Ross Stores, Inc. (Retail)	342	25,202
Rowan Cos., Inc.* (Oil & Gas)	380	15,846
Ryder System, Inc. (Transportation)	152	8,132
Safeway, Inc. (Food)	1,102	26,790
SAIC, Inc.* (Commercial Services)	874	15,208
Salesforce.com, Inc.* (Software)	342	47,401
SanDisk Corp.* (Computers)	684	33,612
Sara Lee Corp. (Food)	1,862	35,750
SCANA Corp. (Electric)	342	14,200
Schlumberger, Ltd. (Oil & Gas Services)	4,028	361,513
Scripps Networks Interactive - Class A (Entertainment)	266	13,678
Sealed Air Corp. (Packaging & Containers)	456	11,751
Sears Holdings Corp.* (Retail)	114	9,801
Sempra Energy (Gas)	722	39,782
Sherwin-Williams Co. (Chemicals)	266	21,889
Sigma-Aldrich Corp. (Chemicals)	380	26,820
Simon Property Group, Inc. (REIT)	874	100,108
SLM Corp.* (Diversified Financial Services)	1,558	25,847
Snap-on, Inc. (Hand/Machine Tools)	190	11,736
Southern Co. (Electric)	2,508	97,912
Southwest Airlines Co. (Airlines)	2,204	25,897
Southwestern Energy Co.* (Oil & Gas)	1,026	45,000
Spectra Energy Corp. (Pipelines)	1,938	56,280
Sprint Nextel Corp.* (Telecommunications)	8,892	46,061
St. Jude Medical, Inc. (Healthcare - Products)	950	50,768
Stanley Black & Decker, Inc. (Hand/Machine Tools)	494	35,889
Staples, Inc. (Retail)	2,128	44,986
Starbucks Corp. (Retail)	2,204	79,763
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	570	33,955
State Street Corp. (Banks)	1,482	68,987
Stericycle, Inc.* (Environmental Control)	266	24,280
Stryker Corp. (Healthcare - Products)	988	58,292
Sunoco, Inc. (Oil & Gas)	342	14,590
SunTrust Banks, Inc. (Banks)	1,482	41,778
SuperValu, Inc. (Food)	646	7,274
Symantec Corp.* (Internet)	2,280	44,802
Sysco Corp. (Food)	1,748	50,535
T. Rowe Price Group, Inc. (Diversified Financial Services)	760	48,830
Target Corp. (Retail)	2,090	102,619
TECO Energy, Inc. (Electric)	646	12,448
Tellabs, Inc. (Telecommunications)	1,064	5,235
Tenet Healthcare Corp.* (Healthcare - Services)	1,444	10,007
Teradata Corp.* (Computers)	494	27,624
Teradyne, Inc.* (Semiconductors)	532	8,565
Tesoro Petroleum Corp.* (Oil & Gas)	418	11,336
Texas Instruments, Inc. (Semiconductors)	3,496	124,213
Textron, Inc. (Miscellaneous Manufacturing)	836	21,820
The AES Corp.* (Electric)	1,976	26,162
The Charles Schwab Corp. (Diversified Financial Services)	2,964	54,271
The Dow Chemical Co. (Chemicals)	3,458	141,743
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	342	33,174

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
The Gap, Inc. (Retail)	1,292		$30,026
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,558		235,274
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	722		13,104
The Hershey Co. (Food)	456		26,316
The Travelers Cos., Inc. (Insurance)	1,292		81,758
The Williams Cos., Inc. (Pipelines)	1,748		57,981
Thermo Fisher Scientific, Inc.* (Electronics)	1,178		70,668
Tiffany & Co. (Retail)	380		26,387
Time Warner Cable, Inc. (Media)	1,026		80,161
Time Warner, Inc. (Media)	3,230		122,288
Titanium Metals Corp.* (Mining)	266		5,328
TJX Cos., Inc. (Retail)	1,178		63,164
Torchmark Corp. (Insurance)	228		15,258
Total System Services, Inc. (Software)	494		9,312
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,406		68,528
Tyson Foods, Inc. - Class A (Food)	874		17,393
U.S. Bancorp (Banks)	5,700		147,174
Union Pacific Corp. (Transportation)	1,444		149,411
United Parcel Service, Inc. - Class B (Transportation)	2,926		219,362
United States Steel Corp. (Iron/Steel)	418		19,943
United Technologies Corp. (Aerospace/Defense)	2,736		245,091
UnitedHealth Group, Inc. (Healthcare - Services)	3,230		159,013
UnumProvident Corp. (Insurance)	912		24,150
Urban Outfitters, Inc.* (Retail)	380		11,955
V.F. Corp. (Apparel)	266		26,749
Valero Energy Corp. (Oil & Gas)	1,672		47,318
Varian Medical Systems, Inc.* (Healthcare - Products)	342		24,008
Ventas, Inc. (REIT)	494		27,629
VeriSign, Inc. (Internet)	532		19,663
Verizon Communications, Inc. (Telecommunications)	8,398		317,276
Viacom, Inc. - Class B (Media)	1,786		91,372
Visa, Inc. - Class A (Commercial Services)	1,444		112,805
Vornado Realty Trust (REIT)	494		47,760
Vulcan Materials Co. (Building Materials)	380		17,176
W.W. Grainger, Inc. (Distribution/Wholesale)	190		28,804
Wal-Mart Stores, Inc. (Retail)	5,814		319,654
Walgreen Co. (Retail)	2,736		116,882
Walt Disney Co. (Media)	5,624		242,394
Washington Post Co. - Class B (Media)	38		16,564
Waste Management, Inc. (Environmental Control)	1,406		55,481
Waters Corp.* (Electronics)	266		26,068
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	380		23,568
WellPoint, Inc. (Healthcare - Services)	1,102		84,623
Wells Fargo & Co. (Banks)	15,656		455,746
Western Digital Corp.* (Computers)	684		27,223
Western Union Co. (Commercial Services)	1,938		41,182
Weyerhaeuser Co. (Forest Products & Paper)	1,596		36,724
Whirlpool Corp. (Home Furnishings)	228		19,649
Whole Foods Market, Inc. (Food)	456		28,619
Windstream Corp. (Telecommunications)	1,482		18,984
Wisconsin Energy Corp. (Electric)	684		21,348
Wyndham Worldwide Corp. (Lodging)	532		18,413
Wynn Resorts, Ltd. (Lodging)	228		33,550
Xcel Energy, Inc. (Electric)	1,444		35,133
Xerox Corp. (Office/Business Equipment)	4,142		41,793
Xilinx, Inc. (Semiconductors)	760		26,494
XL Group PLC (Insurance)	912		22,271
Yahoo!, Inc.* (Internet)	3,876		68,799
YUM! Brands, Inc. (Retail)	1,406		75,418
Zimmer Holdings, Inc.* (Healthcare - Products)	570		37,192
Zions Bancorp (Banks)	532		13,007

TOTAL COMMON STOCKS (Cost $20,919,417)			36,920,451

Rights/Warrants (NM)
American International Group, Inc.* (Diversified Financial Services)	—	(a)	2

TOTAL RIGHTS/WARRANTS (Cost $3)			2

	Principal Amount	Value
Repurchase Agreements (b)(c) (50.7%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $53,250,044	$53,250,000	$53,250,000

TOTAL REPURCHASE AGREEMENTS (Cost $53,250,000)		53,250,000

TOTAL INVESTMENT SECURITIES (Cost $74,169,420)—85.9%		90,170,453
Net other assets (liabilities) — 14.1%		14,854,556

NET ASSETS — 100.0%		$105,025,009

(a)	Number of shares is less than 0.50.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $15,906,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/20/11 (Underlying notional amount at value $16,796,000)	247	$314,973

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$83,671,288	$478,906
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	72,678,320	269,874
		$748,780

UltraBull ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Advertising	$58,090	0.1%
Aerospace/Defense	764,459	0.7%
Agriculture	426,359	0.4%
Airlines	25,897	NM
Apparel	197,714	0.2%
Auto Manufacturers	232,534	0.2%
Auto Parts & Equipment	95,698	0.1%
Banks	1,581,109	1.5%
Beverages	892,851	0.9%
Biotechnology	337,903	0.3%
Building Materials	31,455	NM
Chemicals	694,617	0.7%
Coal	111,065	0.1%
Commercial Services	769,382	0.7%
Computers	2,332,957	2.2%
Cosmetics/Personal Care	736,238	0.7%
Distribution/Wholesale	83,884	0.1%
Diversified Financial Services	2,058,223	2.0%
Electric	1,125,384	1.1%
Electrical Components & Equipment	147,510	0.1%
Electronics	214,725	0.2%
Energy - Alternate Sources	21,215	NM
Engineering & Construction	56,060	0.1%
Entertainment	29,139	NM
Environmental Control	108,598	0.1%
Food	691,223	0.7%
Forest Products & Paper	114,550	0.1%
Gas	69,469	0.1%
Hand/Machine Tools	47,625	0.1%
Healthcare - Products	1,248,872	1.2%
Healthcare - Services	431,602	0.4%
Holding Companies - Diversified	22,036	NM
Home Builders	27,813	NM
Home Furnishings	28,870	NM
Household Products/Wares	151,812	0.1%
Housewares	16,658	NM
Insurance	1,428,081	1.4%
Internet	1,046,062	1.0%
Iron/Steel	131,176	0.1%
Leisure Time	74,672	0.1%
Lodging	116,788	0.1%
Machinery - Construction & Mining	249,968	0.2%
Machinery - Diversified	246,434	0.2%
Media	1,163,839	1.1%
Metal Fabricate/Hardware	64,589	0.1%
Mining	300,550	0.3%
Miscellaneous Manufacturing	1,533,780	1.5%
Office/Business Equipment	56,725	0.1%
Oil & Gas	3,785,734	3.6%
Oil & Gas Services	763,747	0.7%
Packaging & Containers	54,366	0.1%
Pharmaceuticals	1,892,391	1.8%
Pipelines	154,828	0.2%
REIT	523,033	0.5%
Real Estate	23,345	NM
Retail	2,103,892	2.0%
Savings & Loans	14,848	NM
Semiconductors	924,489	0.9%
Software	1,584,261	1.5%
Telecommunications	1,931,832	1.8%
Textiles	11,799	NM
Toys/Games/Hobbies	46,994	NM
Transportation	708,634	0.7%
Other**	68,104,556	64.8%
Total	$105,025,009	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (31.7%)
99 Cents Only Stores* (Retail)	1,206	$24,313
Aaron’s, Inc. (Home Furnishings)	1,809	52,081
ACI Worldwide, Inc.* (Software)	804	26,564
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,005	59,094
Acxiom Corp.* (Software)	2,010	29,266
ADTRAN, Inc. (Telecommunications)	1,608	66,362
Advance Auto Parts, Inc. (Retail)	2,010	131,575
Advent Software, Inc.* (Software)	804	21,893
Aecom Technology Corp.* (Engineering & Construction)	3,015	82,189
Aeropostale, Inc.* (Retail)	2,211	56,447
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,407	153,476
AGCO Corp.* (Machinery - Diversified)	2,412	138,883
AGL Resources, Inc. (Gas)	2,010	83,435
AirTran Holdings, Inc.* (Airlines)	3,417	25,662
Alaska Air Group, Inc.* (Airlines)	1,005	66,199
Albemarle Corp. (Chemicals)	2,412	170,167
Alberto-Culver Co. (Cosmetics/Personal Care)	2,211	82,559
Alexander & Baldwin, Inc. (Transportation)	1,005	52,964
Alexandria Real Estate Equities, Inc. (REIT)	1,407	115,585
Alliance Data Systems Corp.* (Commercial Services)	1,407	133,665
Alliant Energy Corp. (Electric)	2,814	111,266
Alliant Techsystems, Inc. (Aerospace/Defense)	804	56,803
Allscripts Healthcare Solutions, Inc.* (Software)	4,824	103,909
AMB Property Corp. (REIT)	4,422	160,961
American Eagle Outfitters, Inc. (Retail)	5,025	78,189
American Financial Group, Inc. (Insurance)	2,010	71,898
American Greetings Corp. - Class A (Household Products/Wares)	1,005	24,723
Ametek, Inc. (Electrical Components & Equipment)	4,020	185,081
Ann, Inc.* (Retail)	1,407	43,912
ANSYS, Inc.* (Software)	2,412	133,359
AOL, Inc.* (Internet)	2,814	57,349
Apollo Investment Corp. (Investment Companies)	5,025	59,546
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,809	94,882
Aqua America, Inc. (Water)	3,618	81,586
Arch Coal, Inc. (Coal)	4,221	144,780
Arrow Electronics, Inc.* (Electronics)	3,015	137,454
Arthur J. Gallagher & Co. (Insurance)	2,814	83,801
Ascena Retail Group, Inc.* (Retail)	1,809	56,604
Ashland, Inc. (Chemicals)	2,010	124,781
Aspen Insurance Holdings, Ltd. (Insurance)	1,809	51,683
Associated Banc-Corp (Banks)	4,422	64,561
Astoria Financial Corp. (Savings & Loans)	2,211	31,993
Atmel Corp.* (Semiconductors)	11,658	178,367
Atmos Energy Corp. (Gas)	2,412	84,155
Atwood Oceanics, Inc.* (Oil & Gas)	1,407	63,217
Avnet, Inc.* (Electronics)	3,819	138,706
Bally Technologies, Inc.* (Entertainment)	1,407	54,859
BancorpSouth, Inc. (Banks)	1,809	24,512
Bank of Hawaii Corp. (Banks)	1,206	58,841
Barnes & Noble, Inc. (Retail)	1,005	11,045
BE Aerospace, Inc.* (Aerospace/Defense)	2,613	100,836
Bill Barrett Corp.* (Oil & Gas)	1,206	50,326
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	402	50,298
BJ’s Wholesale Club, Inc.* (Retail)	1,407	72,207
Black Hills Corp. (Electric)	1,005	34,924
Bob Evans Farms, Inc. (Retail)	804	25,213
BorgWarner, Inc.* (Auto Parts & Equipment)	2,814	217,353
Boyd Gaming Corp.* (Lodging)	1,407	12,579
BRE Properties, Inc. - Class A (REIT)	1,608	81,558
Brinker International, Inc. (Retail)	2,211	53,263
Broadridge Financial Solutions, Inc. (Software)	3,216	74,740
Brown & Brown, Inc. (Insurance)	3,015	77,938
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	2,010	183,814
Cabot Corp. (Chemicals)	1,608	72,119
Cadence Design Systems, Inc.* (Computers)	6,834	70,937
Camden Property Trust (REIT)	1,809	113,515
CARBO Ceramics, Inc. (Oil & Gas Services)	402	64,698
Career Education Corp.* (Commercial Services)	1,608	35,070
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,608	79,660
Carpenter Technology Corp. (Iron/Steel)	1,206	61,820
Cathay Bancorp, Inc. (Banks)	2,010	34,271
Charles River Laboratories International, Inc.* (Biotechnology)	1,407	59,361
Cheesecake Factory, Inc.* (Retail)	1,608	47,307
Chico’s FAS, Inc. (Retail)	4,623	67,634
Church & Dwight, Inc. (Household Products/Wares)	1,809	149,206
Ciena Corp.* (Telecommunications)	2,412	68,115
Cimarex Energy Co. (Oil & Gas)	2,211	244,514
City National Corp. (Banks)	1,206	68,875
Clean Harbors, Inc.* (Environmental Control)	603	59,396
Cleco Corp. (Electric)	1,608	56,441
Collective Brands, Inc.* (Retail)	1,608	33,768
Commerce Bancshares, Inc. (Banks)	2,010	85,546
Commercial Metals Co. (Metal Fabricate/Hardware)	3,015	50,531
Community Health Systems, Inc.* (Healthcare - Services)	2,412	74,121
Compass Minerals International, Inc. (Mining)	804	78,478
Comstock Resources, Inc.* (Oil & Gas)	1,206	38,664
Con-way, Inc. (Transportation)	1,407	54,760
Concur Technologies, Inc.* (Software)	1,206	69,791

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Convergys Corp.* (Commercial Services)	3,216	$46,632
Copart, Inc.* (Retail)	1,608	72,955
CoreLogic, Inc.* (Commercial Services)	2,613	48,105
Corn Products International, Inc. (Food)	2,010	110,751
Corporate Office Properties Trust (REIT)	1,809	63,695
Corrections Corp. of America* (Commercial Services)	2,814	70,040
Cousins Properties, Inc. (REIT)	2,613	23,517
Covance, Inc.* (Healthcare - Services)	1,608	100,661
Crane Co. (Miscellaneous Manufacturing)	1,206	60,191
Cree Research, Inc.* (Semiconductors)	2,814	114,642
Cullen/Frost Bankers, Inc. (Banks)	1,608	95,258
Cypress Semiconductor Corp.* (Semiconductors)	4,422	96,223
Cytec Industries, Inc. (Chemicals)	1,206	70,768
Deckers Outdoor Corp.* (Apparel)	1,005	85,284
Deluxe Corp. (Commercial Services)	1,407	38,102
Dick’s Sporting Goods, Inc.* (Retail)	2,211	90,496
Diebold, Inc. (Computers)	1,608	54,350
Digital River, Inc.* (Internet)	1,005	32,703
Dollar Tree, Inc.* (Retail)	3,216	184,920
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,010	123,072
DPL, Inc. (Electric)	3,015	91,324
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,809	47,920
Dril-Quip, Inc.* (Oil & Gas Services)	804	61,554
DST Systems, Inc. (Computers)	1,005	49,557
Duke Realty Corp. (REIT)	6,432	98,088
East West Bancorp, Inc. (Banks)	3,819	80,695
Eastman Kodak Co.* (Miscellaneous Manufacturing)	6,834	18,999
Eaton Vance Corp. (Diversified Financial Services)	3,015	101,817
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,015	118,067
Energen Corp. (Gas)	1,809	117,603
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,809	136,634
Equinix, Inc.* (Internet)	1,206	121,396
Equity One, Inc. (REIT)	1,206	23,903
Essex Property Trust, Inc. (REIT)	804	108,926
Everest Re Group, Ltd. (Insurance)	1,407	128,206
Exterran Holdings, Inc.* (Oil & Gas Services)	1,608	34,910
FactSet Research Systems, Inc. (Computers)	1,206	131,948
Fair Isaac Corp. (Software)	1,005	30,029
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,216	67,440
Federal Realty Investment Trust (REIT)	1,608	140,796
Fidelity National Title Group, Inc. - Class A (Insurance)	5,628	86,896
First American Financial Corp. (Insurance)	2,613	40,763
First Niagara Financial Group, Inc. (Savings & Loans)	7,839	112,882
FirstMerit Corp. (Banks)	2,814	49,161
Flowers Foods, Inc. (Food)	2,010	61,426
Foot Locker, Inc. (Retail)	4,020	86,510
Forest Oil Corp.* (Oil & Gas)	2,814	101,051
Fossil, Inc.* (Household Products/Wares)	1,407	134,762
Frontier Oil Corp. (Oil & Gas)	2,613	73,007
FTI Consulting, Inc.* (Commercial Services)	1,206	48,119
Fulton Financial Corp. (Banks)	5,025	58,692
Gardner Denver, Inc. (Machinery - Diversified)	1,407	121,579
Gartner Group, Inc.* (Commercial Services)	2,211	94,874
GATX Corp. (Trucking & Leasing)	1,206	50,978
Gen-Probe, Inc.* (Healthcare - Products)	1,206	100,002
Gentex Corp. (Electronics)	3,618	113,424
Global Payments, Inc. (Software)	2,010	107,012
Graco, Inc. (Machinery - Diversified)	1,608	80,448
Granite Construction, Inc. (Engineering & Construction)	804	21,853
Great Plains Energy, Inc. (Electric)	3,417	70,322
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,015	201,884
Greenhill & Co., Inc. (Diversified Financial Services)	603	35,577
Greif, Inc. - Class A (Packaging & Containers)	804	49,928
GUESS?, Inc. (Apparel)	1,608	69,128
Hanesbrands, Inc.* (Apparel)	2,412	78,414
Hanover Insurance Group, Inc. (Insurance)	1,206	50,917
Hansen Natural Corp.* (Beverages)	1,809	119,665
Harsco Corp. (Miscellaneous Manufacturing)	2,010	71,556
Harte-Hanks, Inc. (Advertising)	1,005	9,336
Hawaiian Electric Industries, Inc. (Electric)	2,412	61,482
HCC Insurance Holdings, Inc. (Insurance)	3,015	98,108
Health Management Associates, Inc. - Class A* (Healthcare - Services)	6,432	72,553
Health Net, Inc.* (Healthcare - Services)	2,412	80,320
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,613	49,464
Henry Schein, Inc.* (Healthcare - Products)	2,412	176,245
Herman Miller, Inc. (Office Furnishings)	1,407	36,610
Highwoods Properties, Inc. (REIT)	1,809	66,752
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,608	72,376
HNI Corp. (Office Furnishings)	1,206	33,189
Hologic, Inc.* (Healthcare - Products)	6,633	146,059
Hospitality Properties Trust (REIT)	3,216	77,666
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,608	112,544

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Huntington Ingalls Industries, Inc.* (Transportation)	1,206	$48,240
IDACORP, Inc. (Electric)	1,206	47,287
IDEX Corp. (Machinery - Diversified)	2,010	94,309
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,407	114,572
Immucor, Inc.* (Healthcare - Products)	1,809	39,490
Informatica Corp.* (Software)	2,613	146,354
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	4,020	75,295
Integrated Device Technology, Inc.* (Semiconductors)	3,819	31,068
International Bancshares Corp. (Banks)	1,407	24,791
International Rectifier Corp.* (Semiconductors)	1,809	62,519
International Speedway Corp. (Entertainment)	804	24,602
Intersil Corp. - Class A (Semiconductors)	3,216	47,500
Intrepid Potash, Inc.* (Chemicals)	1,206	41,318
Itron, Inc.* (Electronics)	1,005	54,702
ITT Educational Services, Inc.* (Commercial Services)	603	43,253
J. Crew Group, Inc. – Escrowed Security*(a) (Apparel)	1,608	—
J.B. Hunt Transport Services, Inc. (Transportation)	2,211	105,420
Jack Henry & Associates, Inc. (Computers)	2,211	75,108
Jefferies Group, Inc. (Diversified Financial Services)	3,216	77,731
JetBlue Airways Corp.* (Airlines)	5,226	29,579
John Wiley & Sons, Inc. (Media)	1,206	61,422
Jones Lang LaSalle, Inc. (Real Estate)	1,005	102,892
Kansas City Southern Industries, Inc.* (Transportation)	2,613	151,841
KB Home (Home Builders)	1,809	21,364
KBR, Inc. (Engineering & Construction)	3,819	146,535
Kennametal, Inc. (Hand/Machine Tools)	2,010	84,862
Kindred Healthcare, Inc.* (Healthcare - Services)	1,005	25,346
Kinetic Concepts, Inc.* (Healthcare - Products)	1,608	94,920
Kirby Corp.* (Transportation)	1,407	79,889
Korn/Ferry International* (Commercial Services)	1,206	24,976
Lam Research Corp.* (Semiconductors)	3,216	155,365
Lamar Advertising Co.* (Advertising)	1,407	45,756
Lancaster Colony Corp. (Miscellaneous Manufacturing)	402	24,566
Landstar System, Inc. (Transportation)	1,206	57,164
Lender Processing Services, Inc. (Diversified Financial Services)	2,211	65,070
Lennox International, Inc. (Building Materials)	1,206	58,624
Liberty Property Trust (REIT)	3,015	106,038
Life Time Fitness, Inc.* (Leisure Time)	1,005	39,316
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,407	58,545
Lincare Holdings, Inc. (Healthcare - Services)	2,412	75,785
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,005	78,973
LKQ Corp.* (Distribution/Wholesale)	3,819	96,315
Louisiana-Pacific Corp.* (Forest Products & Paper)	3,417	31,778
Lubrizol Corp. (Chemicals)	1,608	216,308
M.D.C. Holdings, Inc. (Home Builders)	1,005	29,336
Mack-Cali Realty Corp. (REIT)	2,211	78,093
Manpower, Inc. (Commercial Services)	2,010	133,162
ManTech International Corp. - Class A* (Software)	603	26,466
Martin Marietta Materials (Building Materials)	1,206	109,975
Masimo Corp. (Healthcare - Products)	1,608	55,942
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	804	32,273
MDU Resources Group, Inc. (Electric)	4,824	115,245
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,407	49,892
Mednax, Inc.* (Healthcare - Services)	1,206	85,530
Mentor Graphics Corp.* (Computers)	2,814	41,507
Mercury General Corp. (Insurance)	1,005	39,939
Meredith Corp. (Media)	1,005	33,587
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	804	150,670
Micros Systems, Inc.* (Computers)	2,010	104,560
Mine Safety Appliances Co. (Environmental Control)	804	31,903
Minerals Technologies, Inc. (Chemicals)	402	27,336
Mohawk Industries, Inc.* (Textiles)	1,407	84,476
MSC Industrial Direct Co. - Class A (Retail)	1,206	86,338
MSCI, Inc. - Class A* (Software)	3,015	106,942
National Fuel Gas Co. (Pipelines)	2,010	147,333
National Instruments Corp. (Computers)	2,212	67,097
Nationwide Health Properties, Inc. (REIT)	3,216	140,861
NCR Corp.* (Computers)	4,020	79,636
NeuStar, Inc.* (Telecommunications)	1,809	48,644
New York Community Bancorp (Savings & Loans)	11,256	186,850
NewMarket Corp. (Chemicals)	201	37,048
Nordson Corp. (Machinery - Diversified)	1,608	91,608
Northern Oil & Gas, Inc.* (Oil & Gas)	1,407	33,430
NSTAR (Electric)	2,613	120,982
NV Energy, Inc. (Electric)	6,030	91,596
NVR, Inc.* (Home Builders)	201	148,605
Oceaneering International, Inc.* (Oil & Gas Services)	1,407	123,000

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Office Depot, Inc.* (Retail)	7,035	$30,321
OGE Energy Corp. (Electric)	2,412	128,246
Oil States International, Inc.* (Oil & Gas Services)	1,206	100,110
Old Republic International Corp. (Insurance)	6,633	84,040
Olin Corp. (Chemicals)	2,010	51,737
OMEGA Healthcare Investors, Inc. (REIT)	2,613	59,994
Omnicare, Inc. (Pharmaceuticals)	3,015	94,731
Oshkosh Truck Corp.* (Auto Manufacturers)	2,412	76,364
Overseas Shipholding Group, Inc. (Transportation)	603	16,800
Owens & Minor, Inc. (Distribution/Wholesale)	1,608	55,396
Packaging Corp. of America (Packaging & Containers)	2,613	74,549
PacWest Bancorp (Banks)	804	18,484
Panera Bread Co. - Class A* (Retail)	804	97,372
Parametric Technology Corp.* (Software)	3,015	73,174
Patriot Coal Corp.* (Coal)	2,412	60,734
Patterson-UTI Energy, Inc. (Oil & Gas)	4,020	125,062
Pentair, Inc. (Miscellaneous Manufacturing)	2,613	104,938
Perrigo Co. (Pharmaceuticals)	2,211	199,786
PetSmart, Inc. (Retail)	3,015	127,143
Pharmaceutical Product Development, Inc. (Commercial Services)	3,015	93,013
Phillips-Van Heusen Corp. (Apparel)	1,809	127,372
Plains Exploration & Production Co.* (Oil & Gas)	3,618	137,629
Plantronics, Inc. (Telecommunications)	1,206	44,706
PNM Resources, Inc. (Electric)	2,211	33,895
Polaris Industries, Inc. (Leisure Time)	804	84,766
Polycom, Inc.* (Telecommunications)	2,211	132,284
Potlatch Corp. (Forest Products & Paper)	1,005	38,883
Pride International, Inc.* (Oil & Gas)	4,623	202,996
Prosperity Bancshares, Inc. (Banks)	1,206	55,295
Protective Life Corp. (Insurance)	2,211	59,498
QLogic Corp.* (Semiconductors)	2,613	46,982
Quest Software, Inc.* (Software)	1,608	41,422
Questar Corp. (Pipelines)	4,422	77,695
Quicksilver Resources, Inc.* (Oil & Gas)	3,015	44,773
Rackspace Hosting, Inc.* (Internet)	2,613	120,694
Ralcorp Holdings, Inc.* (Food)	1,407	109,465
Raymond James Financial Corp. (Diversified Financial Services)	2,613	97,987
Rayonier, Inc. (Forest Products & Paper)	2,010	133,384
Realty Income Corp. (REIT)	3,216	114,329
Regal-Beloit Corp. (Hand/Machine Tools)	1,005	76,169
Regency Centers Corp. (REIT)	2,010	94,591
Regis Corp. (Retail)	1,407	23,919
Reinsurance Group of America, Inc. (Insurance)	2,010	127,233
Reliance Steel & Aluminum Co. (Iron/Steel)	1,809	102,407
Rent-A-Center, Inc. (Commercial Services)	1,608	48,964
ResMed, Inc.* (Healthcare - Products)	3,819	121,788
RF Micro Devices, Inc.* (Telecommunications)	7,035	46,853
Riverbed Technology, Inc.* (Computers)	3,819	134,200
Rock-Tenn Co. - Class A (Forest Products & Paper)	1,005	69,415
Rollins, Inc. (Commercial Services)	1,608	33,720
Rovi Corp.* (Semiconductors)	2,814	136,648
RPM, Inc. (Chemicals)	3,417	80,300
Ruddick Corp. (Food)	1,005	41,728
Saks, Inc.* (Retail)	4,020	48,079
Scholastic Corp. (Media)	603	15,847
Scientific Games Corp. - Class A* (Entertainment)	1,608	16,916
SEI Investments Co. (Software)	3,618	80,790
Semtech Corp.* (Semiconductors)	1,608	45,137
Senior Housing Properties Trust (REIT)	3,618	85,819
Sensient Technologies Corp. (Chemicals)	1,206	45,695
Service Corp. International (Commercial Services)	6,231	73,339
Shaw Group, Inc.* (Engineering & Construction)	2,211	86,008
Silgan Holdings, Inc. (Packaging & Containers)	1,206	55,307
Silicon Laboratories, Inc.* (Semiconductors)	1,206	52,557
Skyworks Solutions, Inc.* (Semiconductors)	4,824	151,763
SL Green Realty Corp. (REIT)	2,010	165,885
SM Energy Co. (Oil & Gas)	1,608	121,983
Smithfield Foods, Inc.* (Food)	4,221	99,447
Solera Holdings, Inc. (Software)	1,809	99,495
Sonoco Products Co. (Packaging & Containers)	2,613	90,305
Sotheby’s (Commercial Services)	1,809	91,391
Southern Union Co. (Gas)	3,216	96,158
SPX Corp. (Miscellaneous Manufacturing)	1,206	104,259
SRA International, Inc. - Class A* (Computers)	1,005	31,145
StanCorp Financial Group, Inc. (Insurance)	1,206	51,979
Steel Dynamics, Inc. (Iron/Steel)	5,628	102,373
STERIS Corp. (Healthcare - Products)	1,608	57,952
Strayer Education, Inc. (Commercial Services)	402	49,800
Superior Energy Services, Inc.* (Oil & Gas Services)	2,010	77,224
SVB Financial Group* (Banks)	1,005	60,742
Synopsys, Inc.* (Computers)	3,819	104,602
Synovus Financial Corp. (Banks)	20,100	50,250
Taubman Centers, Inc. (REIT)	1,407	81,817
TCF Financial Corp. (Banks)	4,020	62,672
Tech Data Corp.* (Distribution/Wholesale)	1,206	64,075
Techne Corp. (Healthcare - Products)	1,005	78,099

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Teleflex, Inc. (Miscellaneous Manufacturing)	1,005	$63,325
Telephone & Data Systems, Inc. (Telecommunications)	2,412	80,947
Temple-Inland, Inc. (Forest Products & Paper)	2,814	66,213
Terex Corp.* (Machinery - Construction & Mining)	2,814	97,871
The Brink’s Co. (Miscellaneous Manufacturing)	1,206	39,810
The Cooper Cos., Inc. (Healthcare - Products)	1,206	90,329
The Corporate Executive Board Co. (Commercial Services)	804	32,039
The Macerich Co. (REIT)	3,417	180,486
The New York Times Co. - Class A* (Media)	3,015	24,512
The Ryland Group, Inc. (Home Builders)	1,206	20,876
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,206	68,103
The Timberland Co. - Class A* (Apparel)	1,005	45,416
The Timken Co. (Metal Fabricate/Hardware)	2,010	113,344
The Warnaco Group, Inc.* (Apparel)	1,206	77,618
Thomas & Betts Corp.* (Electronics)	1,407	81,564
Thor Industries, Inc. (Home Builders)	1,005	31,165
Thoratec Corp.* (Healthcare - Products)	1,407	43,195
Tibco Software, Inc.* (Internet)	4,221	126,588
Tidewater, Inc. (Oil & Gas Services)	1,407	83,731
Toll Brothers, Inc.* (Home Builders)	3,618	76,014
Tootsie Roll Industries, Inc. (Food)	603	17,873
Towers Watson & Co. - Class A (Commercial Services)	1,206	69,176
Tractor Supply Co. (Retail)	1,809	111,923
Transatlantic Holdings, Inc. (Insurance)	1,608	79,258
Trimble Navigation, Ltd.* (Electronics)	3,216	150,637
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,010	72,762
Trustmark Corp. (Banks)	1,407	32,699
Tupperware Corp. (Household Products/Wares)	1,608	102,381
tw telecom, Inc.* (Telecommunications)	3,819	82,261
UDR, Inc. (REIT)	4,623	119,689
UGI Corp. (Gas)	2,814	93,706
Under Armour, Inc. - Class A* (Retail)	804	55,042
Unit Corp.* (Oil & Gas)	1,005	63,335
United Rentals, Inc.* (Commercial Services)	1,608	47,307
United Therapeutics Corp.* (Pharmaceuticals)	1,206	80,754
Unitrin, Inc. (Insurance)	1,206	36,469
Universal Corp. (Agriculture)	603	26,158
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,412	132,129
URS Corp.* (Engineering & Construction)	2,010	89,948
UTI Worldwide, Inc. (Transportation)	2,613	58,557
Valley National Bancorp (Banks)	4,221	60,445
Valmont Industries, Inc. (Metal Fabricate/Hardware)	603	63,496
Valspar Corp. (Chemicals)	2,412	94,816
ValueClick, Inc.* (Internet)	2,010	33,668
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,010	84,279
VCA Antech, Inc.* (Pharmaceuticals)	2,211	54,391
Vectren Corp. (Gas)	2,010	57,446
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,226	287,535
Vishay Intertechnology, Inc.* (Electronics)	4,221	80,537
W.R. Berkley Corp. (Insurance)	3,015	98,319
Wabtec Corp. (Machinery - Diversified)	1,206	86,084
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,211	90,673
Washington Federal, Inc. (Savings & Loans)	2,814	45,277
Waste Connections, Inc. (Environmental Control)	2,814	86,587
Watsco, Inc. (Distribution/Wholesale)	804	56,996
Webster Financial Corp. (Banks)	1,809	38,930
Weingarten Realty Investors (REIT)	3,015	79,626
WellCare Health Plans, Inc.* (Healthcare - Services)	1,005	44,029
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	8,241	39,722
Werner Enterprises, Inc. (Transportation)	1,206	31,561
Westamerica Bancorp (Banks)	804	40,835
Westar Energy, Inc. (Electric)	2,814	76,569
WGL Holdings, Inc. (Gas)	1,407	55,605
Williams Sonoma, Inc. (Retail)	2,613	113,430
WMS Industries, Inc.* (Leisure Time)	1,407	46,150
Woodward, Inc. (Electronics)	1,608	59,576
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,407	30,349
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,407	55,281

TOTAL COMMON STOCKS (Cost $18,624,438)		31,491,526

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements (b)(c) (65.5%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $65,110,054	$65,110,000	$65,110,000

TOTAL REPURCHASE AGREEMENTS (Cost $65,110,000)		65,110,000

TOTAL INVESTMENT SECURITIES (Cost $83,734,438)—97.2%		96,601,526
Net other assets (liabilities) — 2.8%		2,823,708

NET ASSETS — 100.0%		$99,425,234

(a)	Security shares issued for a future litigation payment and was fair valued at $0 on April 30, 2011.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $18,628,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 6/20/11 (Underlying notional amount at value $20,563,900)	203	$828,685

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$81,055,006	$336,048
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	65,903,567	242,404

		$578,452

UltraMid-Cap ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Advertising	$55,092	0.1%
Aerospace/Defense	157,639	0.2%
Agriculture	26,158	NM
Airlines	121,440	0.1%
Apparel	483,232	0.5%
Auto Manufacturers	76,364	0.1%
Auto Parts & Equipment	217,353	0.2%
Banks	1,065,555	1.1%
Beverages	321,549	0.3%
Biotechnology	397,194	0.4%
Building Materials	168,599	0.2%
Chemicals	1,032,393	1.0%
Coal	205,514	0.2%
Commercial Services	1,254,747	1.3%
Computers	944,647	0.9%
Cosmetics/Personal Care	82,559	0.1%
Distribution/Wholesale	348,077	0.3%
Diversified Financial Services	622,331	0.6%
Electric	1,039,579	1.0%
Electrical Components & Equipment	584,929	0.6%
Electronics	816,600	0.8%
Engineering & Construction	426,533	0.4%
Entertainment	144,297	0.1%
Environmental Control	177,886	0.2%
Food	440,690	0.4%
Forest Products & Paper	339,673	0.3%
Gas	588,108	0.6%
Hand/Machine Tools	240,004	0.2%
Healthcare - Products	1,190,969	1.2%
Healthcare - Services	749,019	0.7%
Home Builders	327,360	0.3%
Home Furnishings	52,081	0.1%
Household Products/Wares	479,175	0.5%
Insurance	1,266,945	1.3%
Internet	492,398	0.5%
Investment Companies	59,546	0.1%
Iron/Steel	266,600	0.3%
Leisure Time	170,232	0.2%
Lodging	12,579	NM
Machinery - Construction & Mining	281,685	0.3%
Machinery - Diversified	668,192	0.7%
Media	135,368	0.1%
Metal Fabricate/Hardware	257,720	0.3%
Mining	78,478	0.1%
Miscellaneous Manufacturing	949,387	0.9%
Office Furnishings	69,799	0.1%
Oil & Gas	1,299,987	1.3%
Oil & Gas Services	594,691	0.6%
Packaging & Containers	270,089	0.3%
Pharmaceuticals	597,621	0.6%
Pipelines	225,028	0.2%
REIT	2,382,190	2.4%
Real Estate	102,892	0.1%
Retail	1,829,925	1.8%
Retail - Restaurants	39,722	NM
Savings & Loans	377,002	0.4%
Semiconductors	1,270,490	1.3%
Software	1,171,206	1.2%
Telecommunications	570,172	0.6%
Textiles	84,476	0.1%
Transportation	657,196	0.7%
Trucking & Leasing	50,978	0.1%
Water	81,586	0.1%
Other**	67,933,708	68.3%

Total	$99,425,234	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NMNot meaningful, amount is less than 0.05%.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (24.2%)
1st Source Corp. (Banks)	570	$12,095
3D Systems Corp.* (Computers)	285	11,890
99 Cents Only Stores* (Retail)	665	13,406
A.M. Castle & Co.* (Metal Fabricate/Hardware)	380	7,174
A123 Systems, Inc.* (Electrical Components & Equipment)	1,140	6,886
AAON, Inc. (Building Materials)	285	9,362
AAR Corp. (Aerospace/Defense)	570	14,843
Abaxis, Inc.* (Healthcare - Products)	475	13,799
ABIOMED, Inc.* (Healthcare - Products)	475	8,256
ABM Industries, Inc. (Commercial Services)	760	18,483
AboveNet, Inc. (Internet)	285	19,024
Abraxas Petroleum Corp.* (Oil & Gas)	1,140	5,791
Acacia Research Corp.* (Media)	475	19,527
Acadia Realty Trust (REIT)	190	3,962
Accelrys, Inc.* (Software)	950	7,192
Acco Brands Corp.* (Household Products/Wares)	1,045	10,147
Accuray, Inc.* (Healthcare - Products)	1,425	12,668
ACI Worldwide, Inc.* (Software)	570	18,833
Acme Packet, Inc.* (Telecommunications)	665	54,936
Acorda Therapeutics, Inc.* (Biotechnology)	665	18,647
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,045	29,009
Acuity Brands, Inc. (Miscellaneous Manufacturing)	570	33,516
Acxiom Corp.* (Software)	1,045	15,215
ADTRAN, Inc. (Telecommunications)	855	35,286
Advance America Cash Advance Centers, Inc. (Commercial Services)	1,425	8,379
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	570	8,066
Advent Software, Inc.* (Software)	380	10,347
Advisory Board Co.* (Commercial Services)	190	8,877
Aerovironment, Inc.* (Aerospace/Defense)	190	5,444
AFC Enterprises, Inc.* (Retail)	475	7,154
Affymetrix, Inc.* (Biotechnology)	1,140	6,156
Air Methods Corp.* (Healthcare - Services)	190	12,848
Air Transport Services Group, Inc.* (Transportation)	1,140	9,325
Aircastle, Ltd. (Trucking & Leasing)	1,045	13,021
AirTran Holdings, Inc.* (Airlines)	1,995	14,982
Akorn, Inc.* (Pharmaceuticals)	950	6,289
Alaska Air Group, Inc.* (Airlines)	475	31,288
Alaska Communications Systems Group, Inc. (Telecommunications)	855	8,268
Albany International Corp. - Class A (Machinery - Diversified)	380	9,618
Align Technology, Inc.* (Healthcare - Products)	855	20,640
Alkermes, Inc.* (Pharmaceuticals)	1,520	21,918
Allegiant Travel Co. (Airlines)	190	8,525
ALLETE, Inc. (Electric)	570	23,079
Alliance One International, Inc.* (Agriculture)	1,615	6,444
Allied Nevada Gold Corp.* (Mining)	1,140	49,088
Allos Therapeutics, Inc.* (Pharmaceuticals)	1,520	4,423
Almost Family, Inc.* (Healthcare - Services)	190	6,587
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	665	6,823
Alterra Capital Holdings, Ltd. (Insurance)	1,425	31,321
Altra Holdings, Inc.* (Machinery - Diversified)	475	12,060
AMAG Pharmaceuticals, Inc.* (Biotechnology)	285	5,415
AMCOL International Corp. (Mining)	475	17,679
Amedisys, Inc.* (Healthcare - Services)	475	15,827
AMERCO* (Trucking & Leasing)	95	9,663
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	855	10,944
American Campus Communities, Inc. (REIT)	665	23,375
American Capital Agency Corp. (REIT)	665	19,358
American Capital, Ltd.* (Investment Companies)	4,845	49,758
American Equity Investment Life Holding Co. (Insurance)	1,140	14,660
American Greetings Corp. - Class A (Household Products/Wares)	665	16,359
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,045	30,827
American Public Education, Inc.* (Commercial Services)	285	12,041
American Science & Engineering, Inc. (Electronics)	95	8,370
American States Water Co. (Water)	380	13,266
American Superconductor Corp.* (Electrical Components & Equipment)	760	9,006
AMERIGROUP Corp.* (Healthcare - Services)	760	51,908
Amerisafe, Inc.* (Insurance)	475	10,607
Ameristar Casinos, Inc. (Lodging)	475	9,476
Ameron International Corp. (Miscellaneous Manufacturing)	190	13,365
Amkor Technology, Inc.* (Semiconductors)	1,425	9,548
AmSurg Corp.* (Healthcare - Services)	570	15,310
AmTrust Financial Services, Inc. (Insurance)	285	5,501
ANADIGICS, Inc.* (Semiconductors)	1,045	4,086
Analogic Corp. (Electronics)	285	16,436
Anaren, Inc.* (Telecommunications)	285	4,728
Ancestry.com, Inc.* (Internet)	285	13,025
AngioDynamics, Inc.* (Healthcare - Products)	475	7,743

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Anixter International, Inc. (Telecommunications)	380	$28,553
Ann, Inc.* (Retail)	855	26,685
Anworth Mortgage Asset Corp. (REIT)	1,520	10,914
Apco Oil & Gas International, Inc. (Oil & Gas)	190	17,176
Apogee Enterprises, Inc. (Building Materials)	380	5,426
Apollo Investment Corp. (Investment Companies)	3,135	37,150
Applied Industrial Technologies, Inc. (Machinery - Diversified)	570	20,098
Applied Micro Circuits Corp.* (Semiconductors)	950	9,956
Approach Resources, Inc.* (Oil & Gas)	285	8,390
Arbitron, Inc. (Commercial Services)	380	14,698
Arch Chemicals, Inc. (Chemicals)	380	14,695
Ardea Biosciences, Inc.* (Pharmaceuticals)	380	10,773
Argo Group International Holdings, Ltd. (Insurance)	475	14,920
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,280	19,494
Ariba, Inc.* (Internet)	1,330	46,244
Arkansas Best Corp. (Transportation)	380	8,744
Arris Group, Inc.* (Telecommunications)	1,805	21,660
ArthroCare Corp.* (Healthcare - Products)	475	16,782
Artio Global Investors, Inc. (Diversified Financial Services)	475	7,804
Aruba Networks, Inc.* (Telecommunications)	1,140	40,960
Asbury Automotive Group, Inc.* (Retail)	475	8,218
Ascena Retail Group, Inc.* (Retail)	950	29,725
Ascent Media Corp. - Class A* (Entertainment)	190	9,126
Ashford Hospitality Trust (REIT)	760	9,477
Aspen Technology, Inc.* (Software)	855	12,816
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	285	10,277
Associated Estates Realty Corp. (REIT)	665	11,066
Astec Industries, Inc.* (Machinery - Construction & Mining)	285	11,052
Astoria Financial Corp. (Savings & Loans)	1,235	17,870
athenahealth, Inc.* (Software)	475	21,959
Atlantic Tele-Network, Inc. (Environmental Control)	190	6,979
Atlas Air Worldwide Holdings, Inc.* (Transportation)	380	26,186
ATMI, Inc.* (Semiconductors)	475	9,457
ATP Oil & Gas Corp.* (Oil & Gas)	665	11,824
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	665	16,199
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	1,425	6,227
Aviat Networks, Inc.* (Telecommunications)	1,235	6,323
Avid Technology, Inc.* (Software)	665	12,356
Avis Budget Group, Inc.* (Commercial Services)	1,615	30,620
Avista Corp. (Electric)	570	13,879
Axcelis Technologies, Inc.* (Semiconductors)	1,805	3,375
AXT, Inc.* (Semiconductors)	570	3,984
AZZ, Inc. (Miscellaneous Manufacturing)	190	8,318
B&G Foods, Inc. - Class A (Food)	950	17,176
Badger Meter, Inc. (Electronics)	190	7,203
Balchem Corp. (Chemicals)	380	15,082
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	380	6,597
Bank of the Ozarks, Inc. (Banks)	190	8,461
Barnes & Noble, Inc. (Retail)	570	6,264
Barnes Group, Inc. (Miscellaneous Manufacturing)	855	21,153
Basic Energy Services, Inc.* (Oil & Gas Services)	285	8,761
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	760	16,963
Beazer Homes USA, Inc.* (Home Builders)	1,235	5,755
Belden, Inc. (Electrical Components & Equipment)	665	25,290
Belo Corp. - Class A* (Media)	1,425	12,041
Benchmark Electronics, Inc.* (Electronics)	1,045	17,660
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	570	4,919
Berkshire Hills Bancorp, Inc. (Savings & Loans)	285	6,356
Berry Petroleum Co. - Class A (Oil & Gas)	760	40,379
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,045	10,084
Big 5 Sporting Goods Corp. (Retail)	475	5,676
Bill Barrett Corp.* (Oil & Gas)	665	27,750
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	475	11,975
BioMed Realty Trust, Inc. (REIT)	1,900	37,696
BJ’s Restaurants, Inc.* (Retail)	380	17,841
Black Box Corp. (Telecommunications)	475	16,596
Black Hills Corp. (Electric)	570	19,807
Blackbaud, Inc. (Software)	665	18,394
Blackboard, Inc.* (Software)	475	22,852
BlackRock Kelso Capital Corp. (Investment Companies)	1,330	13,992
Blount International, Inc.* (Machinery - Diversified)	665	11,039
Blue Coat Systems, Inc.* (Internet)	570	16,416
Blue Nile, Inc.* (Internet)	190	10,830
Bob Evans Farms, Inc. (Retail)	475	14,896
Boise, Inc. (Forest Products & Paper)	1,140	11,195
Boston Beer Co., Inc. - Class A* (Beverages)	95	8,955
Boston Private Financial Holdings, Inc. (Banks)	1,235	8,633
Bottomline Technologies, Inc.* (Diversified Financial Services)	570	15,835
Boyd Gaming Corp.* (Lodging)	950	8,493
BPZ Resources, Inc.* (Oil & Gas)	1,425	6,783
Brady Corp. - Class A (Electronics)	665	25,077

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bridgepoint Education, Inc.* (Commercial Services)	285	$5,002
Briggs & Stratton Corp. (Machinery - Diversified)	760	17,928
Brigham Exploration Co.* (Oil & Gas)	1,615	54,151
Brightpoint, Inc.* (Distribution/Wholesale)	1,045	10,575
Bristow Group, Inc.* (Transportation)	475	22,040
Brookline Bancorp, Inc. (Savings & Loans)	760	7,007
Brooks Automation, Inc.* (Semiconductors)	1,045	12,780
Brown Shoe Co., Inc. (Retail)	665	8,412
Bruker Corp.* (Healthcare - Products)	1,140	22,504
Brunswick Corp. (Leisure Time)	1,330	31,082
Buckeye Technologies, Inc. (Forest Products & Paper)	665	18,726
Buffalo Wild Wings, Inc.* (Retail)	285	17,413
Cabela’s, Inc.* (Retail)	665	16,984
Cabot Microelectronics Corp.* (Chemicals)	380	18,563
CACI International, Inc. - Class A* (Computers)	380	23,222
Cal Dive International, Inc.* (Oil & Gas Services)	1,615	12,694
Cal-Maine Foods, Inc. (Food)	190	5,489
Calgon Carbon Corp.* (Environmental Control)	855	14,672
California Pizza Kitchen, Inc.* (Retail)	190	3,040
California Water Service Group (Water)	285	10,750
Callaway Golf Co. (Leisure Time)	1,330	9,416
Campus Crest Communities, Inc. (REIT)	475	5,615
Cantel Medical Corp. (Healthcare - Products)	285	7,390
Capella Education Co.* (Commercial Services)	190	9,424
Capital Lease Funding, Inc. (REIT)	1,425	7,980
Capital Southwest Corp. (Investment Companies)	95	9,143
Capstead Mortgage Corp. (REIT)	1,045	13,836
CARBO Ceramics, Inc. (Oil & Gas Services)	285	45,868
Cardinal Financial Corp. (Banks)	760	8,542
Cardtronics, Inc.* (Commercial Services)	475	10,094
Carrizo Oil & Gas, Inc.* (Oil & Gas)	475	18,924
Carter’s, Inc.* (Apparel)	855	26,437
Cascade Corp. (Machinery - Diversified)	190	8,702
Casey’s General Stores, Inc. (Retail)	475	18,539
Cash America International, Inc. (Retail)	475	22,539
Cass Information Systems, Inc. (Banks)	285	11,377
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	570	33,949
Cathay Bancorp, Inc. (Banks)	1,140	19,437
Cavco Industries, Inc.* (Home Builders)	95	4,416
Cavium Networks, Inc.* (Semiconductors)	570	26,915
Cbeyond, Inc.* (Telecommunications)	380	4,849
CBL & Associates Properties, Inc. (REIT)	1,900	35,283
CEC Entertainment, Inc. (Retail)	380	14,375
Cedar Shopping Centers, Inc. (REIT)	1,520	8,968
Celadon Group, Inc.* (Transportation)	380	5,613
Celera Corp.* (Biotechnology)	1,615	12,775
Centene Corp.* (Healthcare - Services)	760	27,535
Central Garden & Pet Co. - Class A* (Household Products/Wares)	1,140	11,423
Century Aluminum Co.* (Mining)	1,045	20,879
Cenveo, Inc.* (Commercial Services)	950	6,156
Cepheid, Inc.* (Healthcare - Products)	950	30,694
Ceradyne, Inc.* (Miscellaneous Manufacturing)	380	17,807
CEVA, Inc.* (Semiconductors)	380	11,620
CH Energy Group, Inc. (Electric)	190	10,188
Charming Shoppes, Inc.* (Retail)	2,280	10,328
Chart Industries, Inc.* (Machinery - Diversified)	475	23,090
Checkpoint Systems, Inc.* (Electronics)	570	12,004
Cheesecake Factory, Inc.* (Retail)	855	25,154
Chemed Corp. (Commercial Services)	475	33,074
Chemical Financial Corp. (Banks)	855	17,211
Cheniere Energy, Inc.* (Oil & Gas)	950	8,626
Chesapeake Utilities Corp. (Oil & Gas Services)	190	8,130
Chiquita Brands International, Inc.* (Food)	760	12,099
Churchill Downs, Inc. (Entertainment)	380	15,850
Cincinnati Bell, Inc.* (Telecommunications)	2,945	8,806
Cinemark Holdings, Inc. (Entertainment)	760	15,451
CIRCOR International, Inc. (Metal Fabricate/Hardware)	285	12,948
Cirrus Logic, Inc.* (Semiconductors)	1,045	17,305
Citi Trends, Inc.* (Retail)	285	6,344
City Holding Co. (Banks)	190	6,479
Clarcor, Inc. (Miscellaneous Manufacturing)	760	34,344
Clayton Williams Energy, Inc.* (Oil & Gas)	95	8,604
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	760	12,950
Clean Harbors, Inc.* (Environmental Control)	380	37,430
Clearwater Paper Corp.* (Forest Products & Paper)	190	14,911
Cleco Corp. (Electric)	475	16,672
Cloud Peak Energy, Inc.* (Coal)	475	9,890
CNA Surety Corp.* (Insurance)	285	7,550
CNO Financial Group, Inc.* (Insurance)	3,230	26,034
Coeur d’Alene Mines Corp.* (Mining)	1,330	42,174
Cogent Communications Group, Inc.* (Internet)	760	11,028

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cognex Corp. (Machinery - Diversified)	570	$17,830
Cohen & Steers, Inc. (Diversified Financial Services)	285	8,966
Coherent, Inc.* (Electronics)	475	29,692
Cohu, Inc. (Semiconductors)	475	6,845
Coinstar, Inc.* (Commercial Services)	475	25,640
Colfax Corp.* (Miscellaneous Manufacturing)	570	12,455
Collective Brands, Inc.* (Retail)	950	19,950
Colonial Properties Trust (REIT)	1,235	26,133
Colony Financial, Inc. (REIT)	380	7,098
Columbia Banking System, Inc. (Banks)	855	16,125
Columbia Sportswear Co. (Apparel)	190	12,918
Columbus McKinnon Corp. NY* (Machinery - Diversified)	380	7,600
Comfort Systems USA, Inc. (Building Materials)	665	8,120
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	380	6,559
Community Bank System, Inc. (Banks)	570	14,261
Community Trust Bancorp, Inc. (Banks)	285	8,066
Commvault Systems, Inc.* (Software)	570	22,452
Compass Diversified Holdings (Holding Companies - Diversified)	855	14,330
Complete Production Services, Inc.* (Oil & Gas Services)	1,140	38,692
Computer Programs & Systems, Inc. (Software)	190	11,170
comScore, Inc.* (Internet)	380	11,328
Comtech Telecommunications Corp. (Telecommunications)	475	13,442
Conceptus, Inc.* (Healthcare - Products)	475	7,329
Concur Technologies, Inc.* (Software)	570	32,986
CONMED Corp.* (Healthcare - Products)	570	16,006
Consolidated Communications Holdings, Inc. (Telecommunications)	1,045	19,218
Consolidated Graphics, Inc.* (Commercial Services)	190	10,669
Constant Contact, Inc.* (Internet)	380	10,530
Contango Oil & Gas Co. (Oil & Gas)	190	11,765
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	855	23,068
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	190	6,367
Corinthian Colleges, Inc.* (Commercial Services)	1,235	5,496
CorVel Corp.* (Commercial Services)	190	9,842
CoStar Group, Inc.* (Commercial Services)	380	25,848
Cousins Properties, Inc. (REIT)	1,520	13,680
Cracker Barrel Old Country Store, Inc. (Retail)	380	19,467
Credit Acceptance Corp.* (Diversified Financial Services)	95	7,686
Crocs, Inc.* (Apparel)	1,330	26,746
Crosstex Energy, Inc. (Oil & Gas)	855	9,020
CSG Systems International, Inc.* (Software)	570	12,107
CTS Corp. (Electronics)	855	9,396
Cubic Corp. (Electronics)	285	15,413
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,045	35,373
Curtiss-Wright Corp. (Aerospace/Defense)	665	22,111
CVB Financial Corp. (Banks)	1,330	12,954
CVR Energy, Inc.* (Oil & Gas)	570	12,671
Cyberonics, Inc.* (Healthcare - Products)	475	16,896
Cymer, Inc.* (Electronics)	380	18,282
Cypress Sharpridge Investments, Inc. (REIT)	570	7,040
Daktronics, Inc. (Electronics)	475	5,097
Dana Holding Corp.* (Auto Parts & Equipment)	2,090	37,975
Danvers Bancorp, Inc. (Savings & Loans)	665	14,996
Darling International, Inc.* (Environmental Control)	1,235	19,970
DCT Industrial Trust, Inc. (REIT)	2,850	16,558
DealerTrack Holdings, Inc.* (Internet)	570	12,802
Deckers Outdoor Corp.* (Apparel)	570	48,370
Delcath Systems, Inc.* (Healthcare - Products)	760	5,373
Delphi Financial Group, Inc. - Class A (Insurance)	855	27,317
Deltic Timber Corp. (Forest Products & Paper)	190	12,882
Deluxe Corp. (Commercial Services)	855	23,153
Denny’s Corp.* (Retail)	1,805	7,382
DepoMed, Inc.* (Pharmaceuticals)	1,045	9,227
Dex One Corp.* (Media)	760	3,192
Dexcom, Inc.* (Healthcare - Products)	1,045	17,399
DG Fastchannel, Inc.* (Media)	380	13,904
Diamond Foods, Inc. (Food)	285	18,696
DiamondRock Hospitality Co. (REIT)	2,280	27,451
Digital River, Inc.* (Internet)	570	18,548
DigitalGlobe, Inc.* (Telecommunications)	475	13,775
Dillards, Inc. - Class A (Retail)	570	27,371
Dime Community Bancshares, Inc. (Savings & Loans)	570	8,812
DineEquity, Inc.* (Retail)	285	14,241
Diodes, Inc.* (Semiconductors)	475	16,254
Dionex Corp.* (Electronics)	285	33,730
Dole Food Co., Inc.* (Food)	570	7,872
Dollar Financial Corp.* (Commercial Services)	570	13,104
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	380	26,193
Domino’s Pizza, Inc.* (Retail)	665	12,349
Dorman Products, Inc.* (Auto Parts & Equipment)	190	7,410
Drew Industries, Inc. (Building Materials)	380	9,147
Dril-Quip, Inc.* (Oil & Gas Services)	475	36,366
DSW, Inc. - Class A* (Retail)	190	9,021
DTS, Inc.* (Home Furnishings)	285	12,557

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Duff & Phelps Corp. - Class A (Diversified Financial Services)	475	$7,310
DuPont Fabros Technology, Inc. (REIT)	570	13,942
Durect Corp.* (Pharmaceuticals)	2,565	9,567
Dycom Industries, Inc.* (Engineering & Construction)	570	8,470
Dynavax Technologies Corp.* (Biotechnology)	1,805	5,018
Dynegy, Inc. - Class A* (Electric)	1,425	9,035
E.W. Scripps Co.* (Media)	855	8,123
Eagle Bulk Shipping, Inc.* (Transportation)	1,235	4,236
EarthLink, Inc. (Internet)	1,330	10,933
EastGroup Properties, Inc. (REIT)	380	17,503
Eastman Kodak Co.* (Miscellaneous Manufacturing)	3,990	11,092
Ebix, Inc.* (Software)	380	8,683
Echelon Corp.* (Computers)	570	5,421
Education Realty Trust, Inc. (REIT)	665	5,659
eHealth, Inc.* (Insurance)	380	5,168
El Paso Electric Co.* (Electric)	570	17,659
Electro Scientific Industries, Inc.* (Electronics)	570	9,377
Electronics for Imaging, Inc.* (Computers)	855	15,356
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	380	11,423
EMCOR Group, Inc.* (Engineering & Construction)	950	29,421
Emergent Biosolutions, Inc.* (Biotechnology)	380	8,820
Emeritus Corp.* (Healthcare - Services)	380	9,314
Empire District Electric Co. (Electric)	665	14,923
Employers Holdings, Inc. (Insurance)	570	11,491
EMS Technologies, Inc.* (Telecommunications)	475	11,999
Emulex Corp.* (Semiconductors)	1,045	10,126
Encore Capital Group, Inc.* (Diversified Financial Services)	190	5,689
Encore Wire Corp. (Electrical Components & Equipment)	285	7,954
Endeavour International Corp.* (Oil & Gas)	380	5,510
Endologix, Inc.* (Healthcare - Products)	950	7,553
Energy Partners, Ltd.* (Oil & Gas)	570	10,380
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	1,045	37,881
EnergySolutions, Inc. (Environmental Control)	1,235	6,978
EnerNOC, Inc.* (Electric)	285	5,104
EnerSys* (Electrical Components & Equipment)	665	25,197
Ennis, Inc. (Household Products/Wares)	570	10,648
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	380	15,230
Enstar Group, Ltd.* (Insurance)	190	21,308
Entegris, Inc.* (Semiconductors)	1,995	17,217
Entertainment Properties Trust (REIT)	665	31,661
Entropic Communications, Inc.* (Semiconductors)	950	8,322
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,045	11,997
Epicor Software Corp.* (Software)	950	11,875
EPIQ Systems, Inc. (Software)	570	8,111
Equity Lifestyle Properties, Inc. (REIT)	380	22,739
Equity One, Inc. (REIT)	475	9,415
eResearchTechnology, Inc.* (Internet)	855	5,438
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	380	13,938
Esterline Technologies Corp.* (Aerospace/Defense)	475	34,105
Ethan Allen Interiors, Inc. (Home Furnishings)	475	11,443
Euronet Worldwide, Inc.* (Commercial Services)	665	12,469
Evercore Partners, Inc. - Class A (Diversified Financial Services)	285	9,944
Exelixis, Inc.* (Biotechnology)	1,710	20,965
Exide Technologies* (Electrical Components & Equipment)	1,235	12,399
Exlservice Holdings, Inc.* (Commercial Services)	380	7,874
Exponent, Inc.* (Commercial Services)	285	12,229
Express, Inc. (Retail)	285	6,153
Extra Space Storage, Inc. (REIT)	1,235	26,738
EZCORP, Inc. - Class A* (Retail)	665	20,941
F.N.B. Corp. (Banks)	1,520	16,644
Fair Isaac Corp. (Software)	665	19,870
FARO Technologies, Inc.* (Electronics)	285	12,303
FBL Financial Group, Inc. - Class A (Insurance)	380	11,590
Federal Signal Corp. (Miscellaneous Manufacturing)	1,140	7,695
FEI Co.* (Electronics)	570	18,502
FelCor Lodging Trust, Inc.* (REIT)	1,805	11,480
Ferro Corp.* (Chemicals)	1,330	19,950
Fifth Street Finance Corp. (Investment Companies)	1,330	17,729
Finisar Corp.* (Telecommunications)	1,045	29,354
First American Financial Corp. (Insurance)	1,615	25,194
First Cash Financial Services, Inc.* (Retail)	380	14,911
First Commonwealth Financial Corp. (Banks)	1,710	10,602
First Financial Bancorp (Banks)	855	14,090
First Financial Bankshares, Inc. (Banks)	380	21,060
First Financial Corp. (Banks)	285	9,166
First Industrial Realty Trust, Inc.* (REIT)	1,045	13,083
First Midwest Bancorp, Inc. (Banks)	1,045	13,689
First Potomac Realty Trust (REIT)	760	12,335
FirstMerit Corp. (Banks)	1,425	24,895
Flagstone Reinsurance Holdings S.A. (Insurance)	1,045	8,788
Flushing Financial Corp. (Savings & Loans)	475	6,992

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Force Protection, Inc.* (Auto Manufacturers)	1,330	$5,972
Forestar Group, Inc.* (Real Estate)	665	13,081
FormFactor, Inc.* (Semiconductors)	760	7,881
Forrester Research, Inc. (Commercial Services)	285	11,260
Fortinet, Inc.* (Computers)	570	27,759
Forward Air Corp. (Transportation)	380	12,776
FPIC Insurance Group, Inc.* (Insurance)	190	7,015
Franklin Electric Co., Inc. (Hand/Machine Tools)	380	17,142
Franklin Street Properties Corp. (REIT)	1,140	16,120
Fred’s, Inc. (Retail)	950	13,262
Freightcar America, Inc.* (Miscellaneous Manufacturing)	285	8,544
Fresh Del Monte Produce, Inc. (Food)	570	15,453
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	285	8,472
Fuller (H.B.) Co. (Chemicals)	760	16,606
G & K Services, Inc. (Textiles)	380	12,578
G-III Apparel Group, Ltd.* (Apparel)	190	8,523
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	190	9,776
Gaylord Entertainment Co.* (Lodging)	475	17,038
Genco Shipping & Trading, Ltd.* (Transportation)	475	3,985
GenCorp, Inc.* (Aerospace/Defense)	1,235	8,065
Generac Holdings, Inc.* (Electrical Components & Equipment)	380	7,912
General Communication, Inc. - Class A* (Telecommunications)	950	10,925
General Moly, Inc.* (Mining)	1,045	5,350
Genesco, Inc.* (Retail)	380	15,344
Genesee & Wyoming, Inc. - Class A* (Transportation)	570	35,329
Genomic Health, Inc.* (Healthcare - Products)	190	5,187
Gentiva Health Services, Inc.* (Healthcare - Services)	475	13,300
GeoEye, Inc.* (Telecommunications)	380	14,094
Georgia Gulf Corp.* (Chemicals)	570	22,447
Geron Corp.* (Biotechnology)	1,995	9,576
Getty Realty Corp. (REIT)	285	7,242
GFI Group, Inc. (Diversified Financial Services)	1,235	6,311
Gibraltar Industries, Inc.* (Iron/Steel)	665	7,767
Glacier Bancorp, Inc. (Banks)	1,045	15,706
Glatfelter (Forest Products & Paper)	665	9,044
Glimcher Realty Trust (REIT)	1,330	12,702
Global Crossing, Ltd.* (Telecommunications)	570	13,327
Global Industries, Ltd.* (Oil & Gas Services)	1,805	17,797
Globe Specialty Metals, Inc. (Mining)	950	21,384
Golar LNG, Ltd. (Transportation)	665	21,652
Golden Star Resources, Ltd.* (Mining)	3,895	12,659
Goodrich Petroleum Corp.* (Oil & Gas)	380	8,539
Government Properties Income Trust (REIT)	380	10,420
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,615	37,468
Grand Canyon Education, Inc.* (Commercial Services)	475	6,869
Granite Construction, Inc. (Engineering & Construction)	475	12,911
Graphic Packaging Holding Co.* (Packaging & Containers)	2,185	11,996
Great Lakes Dredge & Dock Co. (Commercial Services)	950	7,078
Greatbatch, Inc.* (Electrical Components & Equipment)	380	10,287
Greenlight Capital Re, Ltd. - Class A* (Insurance)	570	16,045
Griffon Corp.* (Miscellaneous Manufacturing)	855	10,893
Group 1 Automotive, Inc. (Retail)	380	16,355
GSI Commerce, Inc.* (Internet)	950	27,806
GT Solar International, Inc.* (Semiconductors)	950	10,612
Gulf Island Fabrication, Inc. (Oil & Gas Services)	285	10,072
GulfMark Offshore, Inc. - Class A* (Transportation)	380	16,177
Gulfport Energy Corp.* (Oil & Gas)	475	16,169
H&E Equipment Services, Inc.* (Commercial Services)	665	13,234
Haemonetics Corp.* (Healthcare - Products)	380	26,676
Halozyme Therapeutics, Inc.* (Biotechnology)	1,520	10,078
Hancock Holding Co. (Banks)	475	15,513
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	380	10,325
Harleysville Group, Inc. (Insurance)	285	9,143
Harmonic, Inc.* (Telecommunications)	1,805	14,945
Harte-Hanks, Inc. (Advertising)	665	6,178
Harvest Natural Resources, Inc.* (Oil & Gas)	475	6,565
Hatteras Financial Corp. (REIT)	760	21,592
Hawaiian Holdings, Inc.* (Airlines)	855	5,002
Hawkins, Inc. (Chemicals)	190	8,938
Haynes International, Inc. (Metal Fabricate/Hardware)	190	10,268
Healthcare Realty Trust, Inc. (REIT)	760	17,358
Healthcare Services Group, Inc. (Commercial Services)	950	16,872
HEALTHSOUTH Corp.* (Healthcare - Services)	1,425	36,523
HealthSpring, Inc.* (Healthcare - Services)	855	35,474
Healthways, Inc.* (Healthcare - Services)	570	9,644
Heartland Express, Inc. (Transportation)	570	9,833
Heartland Payment Systems, Inc. (Commercial Services)	760	15,170
HeartWare International, Inc.* (Healthcare - Products)	190	14,176
Heckmann Corp.* (Beverages)	1,330	8,379

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hecla Mining Co.* (Mining)	3,705	$34,864
HEICO Corp. (Aerospace/Defense)	571	27,487
Heidrick & Struggles International, Inc. (Commercial Services)	285	6,669
Helen of Troy, Ltd.* (Household Products/Wares)	475	14,782
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,615	30,572
Hercules Offshore, Inc.* (Oil & Gas Services)	1,995	12,519
Hercules Technology Growth Capital, Inc. (Investment Companies)	855	9,191
Herman Miller, Inc. (Office Furnishings)	855	22,247
Hersha Hospitality Trust (REIT)	2,375	14,107
Hexcel Corp.* (Aerospace/Defense Equipment)	1,425	30,680
Hibbett Sports, Inc.* (Retail)	380	14,356
Highwoods Properties, Inc. (REIT)	855	31,549
Hilltop Holdings, Inc.* (Real Estate)	475	4,608
Hittite Microwave Corp.* (Semiconductors)	380	24,468
HMS Holdings Corp.* (Commercial Services)	475	37,387
HNI Corp. (Office Furnishings)	760	20,915
Home Bancshares, Inc. (Banks)	475	11,386
Home Properties, Inc. (REIT)	475	30,115
Horace Mann Educators Corp. (Insurance)	855	15,287
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	285	8,331
Horsehead Holding Corp.* (Mining)	760	11,985
Houston American Energy Corp. (Oil & Gas)	285	5,241
HSN, Inc.* (Retail)	570	18,913
Hub Group, Inc. - Class A* (Transportation)	570	22,960
Hudson Valley Holding Corp. (Banks)	285	6,444
Hughes Communications, Inc.* (Telecommunications)	190	11,372
Huron Consulting Group, Inc.* (Commercial Services)	380	10,944
Hypercom Corp.* (Telecommunications)	665	7,960
IBERIABANK Corp. (Banks)	285	17,103
ICF International, Inc.* (Commercial Services)	380	9,257
Iconix Brand Group, Inc.* (Apparel)	1,045	25,592
ICU Medical, Inc.* (Healthcare - Products)	190	8,571
IDACORP, Inc. (Electric)	475	18,625
IDT Corp. (Telecommunications)	190	5,508
iGATE Corp. (Computers)	380	6,445
II-VI, Inc.* (Electronics)	380	21,983
Imation Corp.* (Computers)	570	5,854
Immucor, Inc.* (Healthcare - Products)	1,140	24,886
ImmunoGen, Inc.* (Biotechnology)	1,235	16,500
Impax Laboratories, Inc.* (Pharmaceuticals)	950	26,011
Incyte, Corp.* (Biotechnology)	1,425	26,334
Independent Bank Corp./MA (Banks)	380	11,138
Infinera Corp.* (Telecommunications)	1,330	10,401
Infinity Property & Casualty Corp. (Insurance)	190	11,229
InfoSpace, Inc.* (Internet)	855	7,695
Inland Real Estate Corp. (REIT)	1,425	13,922
Innophos Holdings, Inc. (Chemicals)	285	13,207
Insight Enterprises, Inc.* (Retail)	760	13,042
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	570	14,427
Insperity, Inc. (Commercial Services)	380	11,510
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	1,235	6,163
Insulet Corp.* (Healthcare - Products)	760	16,332
Integra LifeSciences Holdings* (Biotechnology)	285	14,908
Integrated Device Technology, Inc.* (Semiconductors)	2,090	17,002
Interactive Intelligence, Inc.* (Software)	285	10,665
InterDigital, Inc. (Telecommunications)	665	30,783
Interface, Inc. - Class A (Office Furnishings)	855	15,937
Interline Brands, Inc.* (Building Materials)	665	14,045
Intermec, Inc.* (Machinery - Diversified)	855	9,815
InterMune, Inc.* (Biotechnology)	665	29,686
Internap Network Services Corp.* (Internet)	950	7,686
International Bancshares Corp. (Banks)	855	15,065
International Coal Group, Inc.* (Coal)	1,900	20,957
Internet Capital Group, Inc.* (Internet)	665	9,237
Interval Leisure Group, Inc.* (Leisure Time)	855	13,740
Intevac, Inc.* (Machinery - Diversified)	380	4,647
INTL FCStone, Inc.* (Diversified Financial Services)	285	7,547
Invacare Corp. (Healthcare - Products)	475	15,627
Invesco Mortgage Capital, Inc. (REIT)	475	10,802
Investment Technology Group, Inc.* (Diversified Financial Services)	665	11,378
Investors Bancorp, Inc.* (Savings & Loans)	1,045	15,717
Investors Real Estate Trust (REIT)	1,805	16,985
ION Geophysical Corp.* (Oil & Gas Services)	1,805	22,815
IPC The Hospitalist Co.* (Healthcare - Services)	190	9,853
IPG Photonics Corp.* (Telecommunications)	380	26,395
iRobot Corp.* (Machinery - Diversified)	380	13,460
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,710	16,040
iStar Financial, Inc.* (REIT)	1,330	12,795
Ixia* (Telecommunications)	665	10,866
J & J Snack Foods Corp. (Food)	190	9,656
j2 Global Communications, Inc.* (Internet)	665	19,591

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jack Henry & Associates, Inc. (Computers)	950	$32,271
Jack in the Box, Inc.* (Retail)	855	17,656
Jaguar Mining, Inc.* (Mining)	1,330	7,435
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	665	13,992
James River Coal Co.* (Coal)	380	8,862
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	190	6,063
JDA Software Group, Inc.* (Software)	665	21,792
JetBlue Airways Corp.* (Airlines)	3,420	19,357
John Bean Technologies Corp. (Miscellaneous Manufacturing)	475	9,600
Jos. A. Bank Clothiers, Inc.* (Retail)	380	19,920
K-Swiss, Inc. - Class A* (Apparel)	760	9,356
K12, Inc.* (Commercial Services)	475	18,701
Kadant, Inc.* (Machinery - Diversified)	285	8,792
Kaiser Aluminum Corp. (Mining)	190	9,521
Kaman Corp. (Aerospace/Defense)	475	17,670
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	855	14,860
Kaydon Corp. (Metal Fabricate/Hardware)	475	18,382
KBW, Inc. (Diversified Financial Services)	665	15,109
Kelly Services, Inc. - Class A* (Commercial Services)	570	10,893
Kenexa Corp.* (Commercial Services)	380	11,180
Key Energy Services, Inc.* (Oil & Gas Services)	1,900	34,580
Kforce, Inc.* (Commercial Services)	475	7,434
Kilroy Realty Corp. (REIT)	855	35,859
Kindred Healthcare, Inc.* (Healthcare - Services)	665	16,771
KIT Digital, Inc.* (Internet)	570	6,561
Kite Realty Group Trust (REIT)	1,425	7,410
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,330	18,248
Knight Transportation, Inc. (Transportation)	760	13,688
Knightsbridge Tankers, Ltd. (Transportation)	380	8,508
Knoll, Inc. (Office Furnishings)	760	14,919
Knology, Inc.* (Telecommunications)	570	8,693
Kodiak Oil & Gas Corp.* (Oil & Gas)	2,660	18,673
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	285	13,033
Korn/Ferry International* (Commercial Services)	665	13,772
Kraton Performance Polymers, Inc.* (Chemicals)	190	8,770
Krispy Kreme Doughnuts, Inc.* (Retail)	950	5,330
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,045	9,468
L-1 Identity Solutions, Inc.* (Electronics)	1,140	13,372
L.B. Foster Co. - Class A (Metal Fabricate/Hardware)	190	8,086
La-Z-Boy, Inc.* (Home Furnishings)	1,045	12,289
Laclede Group, Inc. (Gas)	760	29,161
Ladish Co., Inc.* (Metal Fabricate/Hardware)	285	16,159
Lakeland Financial Corp. (Banks)	475	10,407
Lancaster Colony Corp. (Miscellaneous Manufacturing)	285	17,416
Landauer, Inc. (Commercial Services)	190	11,432
LaSalle Hotel Properties (REIT)	1,045	29,406
Lattice Semiconductor Corp.* (Semiconductors)	1,710	11,611
Lawson Software, Inc.* (Software)	1,995	22,085
Layne Christensen Co.* (Engineering & Construction)	380	11,309
Lexington Realty Trust (REIT)	1,615	16,118
LHC Group, Inc.* (Healthcare - Services)	285	8,442
Libbey, Inc.* (Housewares)	380	6,479
Life Time Fitness, Inc.* (Leisure Time)	665	26,015
Lindsay Manufacturing Co. (Machinery - Diversified)	190	13,931
Lions Gate Entertainment Corp.* (Entertainment)	1,045	6,625
Lithia Motors, Inc. - Class A (Retail)	380	6,912
Littelfuse, Inc. (Electrical Components & Equipment)	380	23,640
Live Nation, Inc.* (Commercial Services)	1,995	22,125
LivePerson, Inc.* (Computers)	760	10,154
Liz Claiborne, Inc.* (Apparel)	1,425	8,963
LogMeIn, Inc.* (Telecommunications)	190	8,183
Loral Space & Communications, Inc.* (Telecommunications)	190	13,281
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,900	17,670
LSB Industries, Inc.* (Miscellaneous Manufacturing)	285	11,500
LTC Properties, Inc. (REIT)	380	11,180
LTX-Credence Corp.* (Semiconductors)	760	6,589
Lufkin Industries, Inc. (Oil & Gas Services)	380	35,085
Lumber Liquidators Holdings, Inc.* (Retail)	380	9,861
Luminex Corp.* (Healthcare - Products)	665	12,894
Magellan Health Services, Inc.* (Healthcare - Services)	475	24,709
Magma Design Automation, Inc.* (Electronics)	1,140	7,250
Magnum Hunter Resources Corp.* (Oil & Gas)	855	6,977
Maiden Holdings, Ltd. (Insurance)	1,140	8,493
Maidenform Brands, Inc.* (Apparel)	380	12,031
MAKO Surgical Corp.* (Healthcare - Products)	475	13,048
Manhattan Associates, Inc.* (Computers)	380	13,737
MannKind Corp.* (Pharmaceuticals)	1,140	4,970
ManTech International Corp. - Class A* (Software)	380	16,678
MarketAxess Holdings, Inc. (Diversified Financial Services)	380	9,253

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marten Transport, Ltd. (Transportation)	285	$6,373
Masimo Corp. (Healthcare - Products)	665	23,135
MasTec, Inc.* (Telecommunications)	760	17,237
Materion Corp.* (Metal Fabricate/Hardware)	285	11,902
Matrix Service Co.* (Oil & Gas Services)	570	8,242
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	475	19,066
MAXIMUS, Inc. (Commercial Services)	285	22,797
Maxwell Technologies, Inc.* (Computers)	475	8,469
MB Financial, Inc. (Banks)	665	13,759
MCG Capital Corp. (Investment Companies)	1,710	11,286
McGrath Rentcorp (Commercial Services)	475	13,485
McMoRan Exploration Co.* (Oil & Gas)	1,425	26,092
Meadowbrook Insurance Group, Inc. (Insurance)	1,235	12,646
Measurement Specialties, Inc.* (Electronics)	285	9,912
MedAssets, Inc.* (Software)	665	10,653
Medical Properties Trust, Inc. (REIT)	1,805	22,274
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	855	30,318
Medidata Solutions, Inc.* (Software)	285	7,316
Medifast, Inc.* (Commercial Services)	190	3,753
Medivation, Inc.* (Pharmaceuticals)	570	14,079
Mentor Graphics Corp.* (Computers)	1,615	23,821
Mercury Computer Systems, Inc.* (Computers)	380	7,338
Meridian Bioscience, Inc. (Healthcare - Products)	760	18,780
Merit Medical Systems, Inc.* (Healthcare - Products)	570	13,292
Meritage Homes Corp.* (Home Builders)	570	13,629
Meritor, Inc.* (Auto Parts & Equipment)	1,330	22,889
Metabolix, Inc.* (Miscellaneous Manufacturing)	475	3,838
Methode Electronics, Inc. (Electronics)	570	7,045
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,615	13,582
MFA Financial, Inc. (REIT)	3,895	31,082
MGE Energy, Inc. (Electric)	380	15,964
MGIC Investment Corp.* (Insurance)	2,755	23,858
Micrel, Inc. (Semiconductors)	570	7,302
Micromet, Inc.* (Biotechnology)	1,900	12,844
Microsemi Corp.* (Semiconductors)	1,140	26,904
MicroStrategy, Inc. - Class A* (Software)	95	13,423
Mid-America Apartment Communities, Inc. (REIT)	380	25,403
Mine Safety Appliances Co. (Environmental Control)	570	22,618
Minerals Technologies, Inc. (Chemicals)	285	19,380
MIPS Technologies, Inc.* (Semiconductors)	760	6,323
MKS Instruments, Inc. (Semiconductors)	760	21,569
Mobile Mini, Inc.* (Storage/Warehousing)	665	16,565
Modine Manufacturing Co.* (Auto Parts & Equipment)	760	13,536
ModusLink Global Solutions, Inc. (Internet)	950	4,978
Molina Healthcare, Inc.* (Healthcare - Services)	380	16,340
Molycorp, Inc.* (Mining)	380	27,854
Momenta Pharmaceuticals, Inc.* (Biotechnology)	665	12,549
Monolithic Power Systems, Inc.* (Semiconductors)	475	8,066
Monro Muffler Brake, Inc. (Commercial Services)	475	14,430
Montpelier Re Holdings, Ltd. (Insurance)	1,045	18,904
Moog, Inc. - Class A* (Aerospace/Defense)	665	29,340
Move, Inc.* (Internet)	3,135	7,493
MTS Systems Corp. (Computers)	285	12,617
Mueller Industries, Inc. (Metal Fabricate/Hardware)	665	26,015
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	2,280	10,032
MVC Capital, Inc. (Investment Companies)	380	5,255
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	190	15,802
Myers Industries, Inc. (Miscellaneous Manufacturing)	665	7,096
MYR Group, Inc.* (Engineering & Construction)	285	7,105
NACCO Industries, Inc. - Class A (Machinery - Diversified)	95	9,997
Nara Bancorp, Inc.* (Banks)	665	6,537
Nash Finch Co. (Food)	190	7,072
National CineMedia, Inc. (Entertainment)	665	11,598
National Financial Partners* (Diversified Financial Services)	665	10,700
National Health Investors, Inc. (REIT)	380	18,479
National Healthcare Corp. (Healthcare - Services)	190	8,827
National Penn Bancshares, Inc. (Banks)	1,995	16,379
National Presto Industries, Inc. (Housewares)	95	10,548
National Retail Properties, Inc. (REIT)	1,045	27,525
National Western Life Insurance Co. - Class A (Insurance)	95	15,302
Natus Medical, Inc.* (Healthcare - Products)	475	8,061
Navigant Consulting Co.* (Commercial Services)	1,045	12,174
NBT Bancorp, Inc. (Banks)	1,140	25,764

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nektar Therapeutics* (Biotechnology)	1,425	$14,791
Nelnet, Inc. - Class A (Diversified Financial Services)	570	13,127
Neogen Corp.* (Pharmaceuticals)	475	19,902
NETGEAR, Inc.* (Telecommunications)	475	19,831
Netlogic Microsystems, Inc.* (Semiconductors)	855	36,876
NetScout Systems, Inc.* (Computers)	570	14,586
Netspend Holdings, Inc.* (Diversified Financial Services)	475	5,515
NetSuite, Inc.* (Software)	285	9,864
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	950	7,306
Neutral Tandem, Inc.* (Telecommunications)	475	7,263
New Jersey Resources Corp. (Gas)	665	29,114
Newcastle Investment Corp.* (REIT)	1,045	6,594
NewMarket Corp. (Chemicals)	190	35,021
Newpark Resources, Inc.* (Oil & Gas Services)	1,330	12,010
Newport Corp.* (Electronics)	665	12,455
NewStar Financial, Inc.* (Diversified Financial Services)	665	7,947
NIC, Inc. (Internet)	950	12,212
Nicor, Inc. (Gas)	570	31,595
Nolan Co.* (Media)	475	5,591
Nordic American Tanker Shipping, Ltd. (Transportation)	855	19,648
Nordson Corp. (Machinery - Diversified)	950	54,121
Northern Oil & Gas, Inc.* (Oil & Gas)	855	20,315
NorthStar Realty Finance Corp. (REIT)	1,330	6,717
Northwest Bancshares, Inc. (Savings & Loans)	1,615	20,333
Northwest Natural Gas Co. (Gas)	475	21,964
NorthWestern Corp. (Electric)	475	15,461
Novatel Wireless, Inc.* (Telecommunications)	475	2,945
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,615	16,748
NTELOS Holdings Corp. (Telecommunications)	570	11,246
Nu Skin Enterprises, Inc. (Retail)	760	24,388
Nutrisystem, Inc. (Commercial Services)	380	5,715
NuVasive, Inc.* (Healthcare - Products)	570	17,607
NxStage Medical, Inc.* (Healthcare - Products)	475	11,704
Oasis Petroleum, Inc.* (Oil & Gas)	665	20,435
Oclaro, Inc.* (Telecommunications)	760	8,523
Ocwen Financial Corp.* (Diversified Financial Services)	1,140	13,646
OfficeMax, Inc.* (Retail)	1,140	11,354
Old Dominion Freight Line, Inc.* (Transportation)	570	21,329
Old National Bancorp (Banks)	1,140	11,799
Olin Corp. (Chemicals)	1,140	29,344
OM Group, Inc.* (Chemicals)	380	13,771
OMEGA Healthcare Investors, Inc. (REIT)	1,330	30,537
Omnicell, Inc.* (Software)	570	8,767
OmniVision Technologies, Inc.* (Semiconductors)	855	28,728
Omnova Solutions, Inc.* (Chemicals)	950	8,075
On Assignment, Inc.* (Commercial Services)	665	7,295
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	950	35,691
OpenTable, Inc.* (Internet)	285	31,718
Opko Health, Inc.* (Pharmaceuticals)	2,565	10,209
Oplink Communications, Inc.* (Telecommunications)	380	7,524
OPNET Technologies, Inc. (Software)	285	11,161
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	570	7,199
optionsXpress Holdings, Inc. (Diversified Financial Services)	665	12,263
Orbital Sciences Corp.* (Aerospace/Defense)	855	16,100
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,520	18,650
Oriental Financial Group, Inc. (Banks)	760	9,850
Orion Marine Group, Inc.* (Engineering & Construction)	380	3,925
Oritani Financial Corp. (Savings & Loans)	1,045	12,812
Orthofix International N.V.* (Healthcare - Products)	285	9,710
OSI Systems, Inc.* (Electronics)	285	10,941
Otter Tail Corp. (Electric)	855	19,990
Overseas Shipholding Group, Inc. (Transportation)	380	10,587
Owens & Minor, Inc. (Distribution/Wholesale)	950	32,727
Oxford Industries, Inc. (Apparel)	190	6,527
OYO Geospace Corp.* (Oil & Gas Services)	95	8,862
P.F. Chang’s China Bistro, Inc. (Retail)	380	15,238
Pacific Sunwear of California, Inc.* (Retail)	1,140	3,637
PacWest Bancorp (Banks)	475	10,920
PAETEC Holding Corp.* (Telecommunications)	2,470	8,892
Papa John’s International, Inc.* (Retail)	285	8,567
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	475	16,359
Parametric Technology Corp.* (Software)	1,615	39,196
PAREXEL International Corp.* (Commercial Services)	855	23,735
Park Electrochemical Corp. (Electronics)	475	15,186
Park National Corp. (Banks)	190	13,125
Parker Drilling Co.* (Oil & Gas)	2,090	14,902
Parkway Properties, Inc. (REIT)	380	6,813
Patriot Coal Corp.* (Coal)	1,140	28,705
PDL BioPharma, Inc. (Biotechnology)	2,090	13,418
Pebblebrook Hotel Trust (REIT)	665	14,264

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Peet’s Coffee & Tea, Inc.* (Beverages)	190	$8,831
Pegasystems, Inc. (Software)	190	7,055
Penn Virginia Corp. (Oil & Gas)	760	11,750
PennantPark Investment Corp. (Investment Companies)	950	11,723
Pennsylvania REIT (REIT)	950	15,000
PennyMac Mortgage Investment Trust (REIT)	475	8,702
Penske Automotive Group, Inc.* (Retail)	665	14,949
PetMed Express, Inc. (Pharmaceuticals)	380	5,734
Petroleum Development* (Oil & Gas)	380	15,132
PetroQuest Energy, Inc.* (Oil & Gas)	950	8,322
Pharmasset, Inc.* (Pharmaceuticals)	475	48,198
PharMerica Corp.* (Pharmaceuticals)	570	7,501
PHH Corp.* (Commercial Services)	855	18,348
Photronics, Inc.* (Semiconductors)	1,045	9,123
PICO Holdings, Inc.* (Water)	570	18,308
Piedmont Natural Gas Co., Inc. (Gas)	1,045	33,179
Pier 1 Imports, Inc.* (Retail)	1,520	18,514
Pilgrim’s Pride Corp.* (Food)	855	5,027
Pinnacle Entertainment, Inc.* (Entertainment)	1,045	14,505
Pinnacle Financial Partners, Inc.* (Banks)	570	9,160
Pioneer Drilling Co.* (Oil & Gas)	950	14,725
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	285	10,217
Plantronics, Inc. (Telecommunications)	760	28,173
Platinum Underwriters Holdings, Ltd. (Insurance)	570	21,552
Plexus Corp.* (Electronics)	570	20,799
PMI Group, Inc.* (Insurance)	2,185	4,720
PNM Resources, Inc. (Electric)	1,235	18,933
Polaris Industries, Inc. (Leisure Time)	380	40,063
PolyOne Corp. (Chemicals)	1,330	19,258
Polypore International, Inc.* (Miscellaneous Manufacturing)	285	17,604
Pool Corp. (Distribution/Wholesale)	950	28,747
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	285	25,724
Portland General Electric Co. (Electric)	665	16,598
Post Properties, Inc. (REIT)	570	23,142
Potlatch Corp. (Forest Products & Paper)	570	22,053
Power Integrations, Inc. (Semiconductors)	380	15,329
Power-One, Inc.* (Electrical Components & Equipment)	1,045	8,632
Powerwave Technologies, Inc.* (Telecommunications)	2,185	9,985
Pre-Paid Legal Services, Inc.* (Commercial Services)	95	6,265
Premiere Global Services, Inc.* (Telecommunications)	950	7,515
Prestige Brands Holdings, Inc.* (Healthcare - Products)	665	7,681
PriceSmart, Inc. (Retail)	285	11,867
Primerica, Inc. (Insurance)	380	8,786
PrivateBancorp, Inc. (Banks)	760	11,962
ProAssurance Corp.* (Insurance)	570	37,848
Progress Software Corp.* (Software)	855	25,351
Prospect Capital Corp. (Investment Companies)	2,090	25,310
Prosperity Bancshares, Inc. (Banks)	570	26,134
Provident Financial Services, Inc. (Savings & Loans)	1,140	16,553
Provident New York Bancorp (Savings & Loans)	1,140	10,693
PS Business Parks, Inc. (REIT)	285	17,174
PSS World Medical, Inc.* (Healthcare - Products)	855	24,590
QLIK Technologies, Inc.* (Software)	190	6,091
Quaker Chemical Corp. (Chemicals)	190	8,584
Quality Systems, Inc. (Software)	285	25,570
Quanex Building Products Corp. (Building Materials)	665	13,938
Quantum Corp.* (Computers)	3,135	9,969
Quest Software, Inc.* (Software)	855	22,025
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	855	17,527
Quidel Corp.* (Healthcare - Products)	380	5,043
Quiksilver, Inc.* (Apparel)	2,090	9,092
Rackspace Hosting, Inc.* (Internet)	1,425	65,821
Radian Group, Inc. (Insurance)	1,995	11,830
Radiant Systems, Inc.* (Computers)	570	11,354
RailAmerica, Inc.* (Transportation)	570	9,701
Ramco-Gershenson Properties Trust (REIT)	570	7,347
Raven Industries, Inc. (Miscellaneous Manufacturing)	285	15,493
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	380	14,919
RealD, Inc.* (Computers)	190	5,525
RealNetworks, Inc.* (Internet)	1,235	4,570
RealPage, Inc.* (Software)	190	6,061
Red Robin Gourmet Burgers, Inc.* (Retail)	285	7,749
Redwood Trust, Inc. (REIT)	1,235	19,550
Regis Corp. (Retail)	760	12,920
RehabCare Group, Inc.* (Healthcare - Services)	380	14,277
Renasant Corp. (Banks)	665	11,159
Rent-A-Center, Inc. (Commercial Services)	950	28,927
Republic Airways Holdings, Inc.* (Airlines)	855	4,613
Resolute Energy Corp.* (Oil & Gas)	855	15,125
Resource Capital Corp. (REIT)	950	6,156
Resources Connection, Inc. (Commercial Services)	665	9,835
Retail Opportunity Investments Corp. (REIT)	570	6,435
Retail Ventures, Inc.* (Retail)	475	9,752
Rex Energy Corp.* (Oil & Gas)	475	6,094
RF Micro Devices, Inc.* (Telecommunications)	3,800	25,308
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	1,140	10,385
RightNow Technologies, Inc.* (Software)	380	13,748
Rite Aid Corp.* (Retail)	7,220	8,014
Riverbed Technology, Inc.* (Computers)	1,805	63,428

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
RLI Corp. (Insurance)	285	$16,883
Robbins & Myers, Inc. (Machinery - Diversified)	475	20,648
Rock-Tenn Co. - Class A (Forest Products & Paper)	570	39,370
Rockwood Holdings, Inc.* (Chemicals)	760	43,122
Rofin-Sinar Technologies, Inc.* (Electronics)	475	20,572
Rogers Corp.* (Electronics)	285	11,833
Rollins, Inc. (Commercial Services)	1,045	21,914
Rosetta Resources, Inc.* (Oil & Gas)	760	34,907
RPC, Inc. (Oil & Gas Services)	665	17,988
RSC Holdings, Inc.* (Commercial Services)	760	10,009
RTI International Metals, Inc.* (Mining)	380	12,137
Rubicon Technology, Inc.* (Semiconductors)	190	5,417
Ruby Tuesday, Inc.* (Retail)	1,045	10,983
Ruddick Corp. (Food)	570	23,666
Rue21, Inc.* (Retail)	285	8,584
Rush Enterprises, Inc.* (Retail)	570	12,010
S&T Bancorp, Inc. (Banks)	475	9,695
S1 Corp.* (Internet)	1,520	10,442
Sabra Health Care REIT, Inc. (REIT)	380	6,392
Safeguard Scientifics, Inc.* (Internet)	475	9,286
Safety Insurance Group, Inc. (Insurance)	190	8,896
Saks, Inc.* (Retail)	1,995	23,860
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	855	33,593
Sally Beauty Holdings, Inc.* (Retail)	1,615	23,886
Sanderson Farms, Inc. (Food)	380	18,088
Sandy Spring Bancorp, Inc. (Banks)	475	8,488
Sangamo BioSciences, Inc.* (Biotechnology)	760	5,457
Sanmina-SCI Corp.* (Electronics)	1,140	13,361
Sapient Corp.* (Internet)	1,520	19,190
Satcon Technology Corp.* (Electrical Components & Equipment)	1,805	5,776
Sauer-Danfoss, Inc.* (Machinery - Diversified)	190	11,216
Saul Centers, Inc. (REIT)	95	4,160
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,045	12,132
SAVVIS, Inc.* (Telecommunications)	570	22,435
ScanSource, Inc.* (Distribution/Wholesale)	475	16,991
SCBT Financial Corp. (Banks)	285	9,188
Scholastic Corp. (Media)	380	9,986
Schulman (A.), Inc. (Chemicals)	475	12,027
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	285	14,774
Scientific Games Corp. - Class A* (Entertainment)	950	9,994
Seattle Genetics, Inc.* (Biotechnology)	1,235	20,513
Select Comfort Corp.* (Retail)	950	15,076
Select Medical Holdings Corp.* (Healthcare - Services)	1,045	9,321
Selective Insurance Group, Inc. (Insurance)	1,235	21,785
Semtech Corp.* (Semiconductors)	855	24,000
Sensient Technologies Corp. (Chemicals)	760	28,796
Sequenom, Inc.* (Biotechnology)	1,710	12,056
SFN Group, Inc.* (Commercial Services)	950	10,004
Shenandoah Telecommunications Co. (Telecommunications)	665	12,515
Ship Finance International, Ltd. (Transportation)	760	15,192
ShoreTel, Inc.* (Telecommunications)	570	5,957
Shuffle Master, Inc.* (Entertainment)	1,140	12,460
Shutterfly, Inc.* (Internet)	380	23,393
SIGA Technologies, Inc.* (Pharmaceuticals)	570	7,826
Sigma Designs, Inc.* (Semiconductors)	570	7,273
Signature Bank* (Banks)	570	33,180
Silgan Holdings, Inc. (Packaging & Containers)	760	34,854
Silicon Image, Inc.* (Semiconductors)	1,140	9,485
Simmons First National Corp. - Class A (Banks)	380	10,028
Simpson Manufacturing Co., Inc. (Building Materials)	760	21,219
Sinclair Broadcast Group, Inc. - Class A (Media)	760	8,732
Sirona Dental Systems, Inc.* (Healthcare - Products)	570	32,530
SJW Corp. (Water)	475	11,039
Skechers U.S.A., Inc. - Class A* (Apparel)	570	10,859
SkyWest, Inc. (Airlines)	760	12,563
Smart Modular Technologies (WWH), Inc.* (Computers)	855	7,815
Smith Corp. (Miscellaneous Manufacturing)	475	20,886
Smith Micro Software, Inc.* (Software)	475	3,667
Snyders-Lance, Inc. (Food)	380	7,505
Solarwinds, Inc.* (Software)	475	11,509
Solutia, Inc.* (Chemicals)	1,710	45,058
Sonic Automotive, Inc. (Retail)	665	9,377
Sonic Corp.* (Retail)	855	9,593
SonoSite, Inc.* (Healthcare - Products)	285	9,890
Sonus Networks, Inc.* (Telecommunications)	3,135	12,352
Sotheby’s (Commercial Services)	950	47,994
Sourcefire, Inc.* (Internet)	380	10,116
South Jersey Industries, Inc. (Gas)	380	21,831
Southside Bancshares, Inc. (Banks)	380	8,265
Southwest Gas Corp. (Gas)	570	22,669
Sovran Self Storage, Inc. (REIT)	380	16,256
Spansion, Inc. - Class A* (Computers)	190	3,743
Spartan Stores, Inc. (Food)	665	10,381
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	285	9,263
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	855	7,695
SRA International, Inc. - Class A* (Computers)	570	17,664
Stage Stores, Inc. (Retail)	665	12,808

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Standard Microsystems Corp.* (Semiconductors)	380	$10,317
Standard Pacific Corp.* (Home Builders)	1,900	7,334
Standard Parking Corp.* (Commercial Services)	285	4,985
Standex International Corp. (Miscellaneous Manufacturing)	285	10,420
Starwood Property Trust, Inc. (REIT)	665	15,155
STEC, Inc.* (Computers)	570	11,924
Steelcase, Inc. - Class A (Office Furnishings)	1,330	15,361
Steiner Leisure, Ltd.* (Commercial Services)	285	13,834
StellarOne Corp. (Banks)	570	7,980
Stepan Co. (Chemicals)	95	6,837
STERIS Corp. (Healthcare - Products)	950	34,238
Sterling Bancshares, Inc. (Banks)	1,520	13,513
Steven Madden, Ltd.* (Apparel)	380	20,197
Stewart Enterprises, Inc. - Class A (Commercial Services)	1,710	13,868
Stifel Financial Corp.* (Diversified Financial Services)	665	30,377
Stillwater Mining Co.* (Mining)	570	13,002
Stone Energy Corp.* (Oil & Gas)	665	23,514
STR Holdings, Inc.* (Miscellaneous Manufacturing)	380	6,259
Stratasys, Inc.* (Computers)	380	20,463
Strategic Hotels & Resorts, Inc.* (REIT)	2,660	18,141
SuccessFactors, Inc.* (Commercial Services)	950	32,936
Sun Communities, Inc. (REIT)	190	7,311
Sun Healthcare Group, Inc.* (Healthcare - Services)	475	5,600
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	285	13,250
Sunrise Assisted Living, Inc.* (Healthcare - Services)	950	9,861
Sunstone Hotel Investors, Inc.* (REIT)	1,616	16,903
Superior Industries International, Inc. (Auto Parts & Equipment)	380	9,603
Support.com, Inc.* (Internet)	665	3,810
Susquehanna Bancshares, Inc. (Banks)	1,900	17,518
SVB Financial Group* (Banks)	570	34,451
Swift Energy Co.* (Oil & Gas)	570	22,338
Sycamore Networks, Inc. (Telecommunications)	285	6,983
Sykes Enterprises, Inc.* (Computers)	665	13,320
Symmetricom, Inc.* (Telecommunications)	950	5,795
Symmetry Medical, Inc.* (Healthcare - Products)	1,045	10,398
Synaptics, Inc.* (Computers)	380	10,800
Synchronoss Technologies, Inc.* (Software)	380	12,259
Syneron Medical, Ltd.* (Healthcare - Products)	1,045	13,115
SYNNEX Corp.* (Software)	380	12,741
Syntel, Inc. (Computers)	190	10,389
Take-Two Interactive Software, Inc.* (Software)	1,140	18,445
TAL International Group, Inc. (Trucking & Leasing)	285	10,274
Taleo Corp. - Class A* (Software)	570	20,674
Tanger Factory Outlet Centers, Inc. (REIT)	1,140	31,498
Targacept, Inc.* (Pharmaceuticals)	380	9,188
Taser International, Inc.* (Electronics)	950	4,237
Team, Inc.* (Commercial Services)	380	9,481
Teekay Tankers, Ltd. - Class A (Transportation)	760	7,144
Tejon Ranch Co.* (Agriculture)	190	6,772
Tekelec* (Telecommunications)	1,235	10,312
Teledyne Technologies, Inc.* (Aerospace/Defense)	570	28,779
TeleTech Holdings, Inc.* (Commercial Services)	475	9,438
Tennant Co. (Machinery - Diversified)	285	11,691
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	855	39,510
Tesco Corp.* (Oil & Gas Services)	570	10,722
Tessera Technologies, Inc.* (Semiconductors)	665	13,140
Tetra Tech, Inc.* (Environmental Control)	950	22,439
TETRA Technologies, Inc.* (Oil & Gas Services)	1,330	19,644
Texas Capital Bancshares, Inc.* (Banks)	570	14,706
Texas Industries, Inc. (Building Materials)	285	12,018
Texas Roadhouse, Inc. - Class A (Retail)	950	15,456
The Andersons, Inc. (Agriculture)	285	14,150
The Brink’s Co. (Miscellaneous Manufacturing)	760	25,088
The Buckle, Inc. (Retail)	380	17,286
The Cato Corp. - Class A (Retail)	475	12,117
The Children’s Place Retail Stores, Inc.* (Retail)	380	20,205
The Corporate Executive Board Co. (Commercial Services)	475	18,929
The Ensign Group, Inc. (Healthcare - Services)	285	7,883
The Finish Line, Inc. - Class A (Retail)	761	16,354
The Fresh Market, Inc.* (Food)	190	7,946
The Geo Group, Inc.* (Commercial Services)	950	25,346
The Gorman-Rupp Co. (Machinery - Diversified)	190	7,686
The Greenbrier Cos., Inc.* (Trucking & Leasing)	285	7,715
The Hain Celestial Group, Inc.* (Food)	665	22,617
The Jones Group, Inc. (Apparel)	1,330	18,128
The Knot, Inc.* (Internet)	855	8,730
The Medicines Co.* (Pharmaceuticals)	855	13,423
The Men’s Wearhouse, Inc. (Retail)	855	23,846

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Middleby Corp.* (Machinery - Diversified)	190	$17,037
The Navigators Group, Inc.* (Insurance)	380	19,695
The Pantry, Inc.* (Retail)	380	5,882
The Pep Boys - Manny, Moe & Jack (Retail)	1,045	14,316
The Phoenix Cos., Inc.* (Insurance)	2,470	6,644
The Ryland Group, Inc. (Home Builders)	760	13,156
The Talbots, Inc.* (Retail)	1,045	5,622
The Timberland Co. - Class A* (Apparel)	570	25,758
The Ultimate Software Group, Inc.* (Software)	380	21,280
The Warnaco Group, Inc.* (Apparel)	665	42,799
The Wet Seal, Inc. - Class A* (Retail)	1,995	8,778
Theravance, Inc.* (Pharmaceuticals)	950	26,362
Thompson Creek Metals Co., Inc.* (Mining)	2,375	29,284
THQ, Inc.* (Software)	1,140	4,606
Tibco Software, Inc.* (Internet)	2,470	74,075
TICC Capital Corp. (Investment Companies)	665	7,541
Titan International, Inc. (Auto Parts & Equipment)	475	14,673
TiVo, Inc.* (Home Furnishings)	1,710	16,365
TNS, Inc.* (Commercial Services)	380	6,243
Tompkins Financial Corp. (Banks)	285	11,611
Tootsie Roll Industries, Inc. (Food)	285	8,447
Tower Group, Inc. (Insurance)	570	13,036
TowneBank (Banks)	475	7,040
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	2,660	6,996
Tredegar Corp. (Miscellaneous Manufacturing)	570	12,472
TreeHouse Foods, Inc.* (Food)	475	28,818
Trex Co., Inc.* (Building Materials)	190	6,095
TriMas Corp.* (Miscellaneous Manufacturing)	285	6,615
Triple-S Management Corp. - Class B* (Healthcare - Services)	380	7,957
TriQuint Semiconductor, Inc.* (Semiconductors)	2,185	30,087
Triumph Group, Inc. (Aerospace/Defense)	285	24,544
True Religion Apparel, Inc.* (Apparel)	475	14,354
TrueBlue, Inc.* (Commercial Services)	665	9,363
TrustCo Bank Corp. NY (Banks)	1,615	9,690
Trustmark Corp. (Banks)	760	17,662
TTM Technologies, Inc.* (Electronics)	1,235	23,613
Tutor Perini Corp. (Engineering & Construction)	475	12,664
Tyler Technologies, Inc.* (Computers)	475	11,775
U-Store-It Trust (REIT)	1,425	16,188
UIL Holdings Corp. (Electric)	855	27,206
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	475	25,265
Ultratech Stepper, Inc.* (Semiconductors)	380	11,898
UMB Financial Corp. (Banks)	380	16,002
Umpqua Holdings Corp. (Banks)	1,710	19,853
Under Armour, Inc. - Class A* (Retail)	475	32,518
UniFirst Corp. (Textiles)	285	14,752
Unisource Energy Corp. (Electric)	380	14,109
Unisys Corp.* (Computers)	570	16,918
United Bankshares, Inc. (Banks)	570	14,911
United Fire & Casualty Co. (Insurance)	665	13,167
United Natural Foods, Inc.* (Food)	665	28,389
United Online, Inc. (Internet)	1,330	8,778
United Rentals, Inc.* (Commercial Services)	855	25,154
United Stationers, Inc. (Distribution/Wholesale)	380	27,383
Universal American Financial Corp. (Insurance)	570	13,167
Universal Corp. (Agriculture)	380	16,484
Universal Display Corp.* (Electrical Components & Equipment)	475	26,096
Universal Electronics, Inc.* (Home Furnishings)	285	7,892
Universal Forest Products, Inc. (Building Materials)	380	12,270
Universal Health Realty Income Trust (REIT)	190	8,191
Universal Technical Institute, Inc. (Commercial Services)	380	6,867
Univest Corp. of Pennsylvania (Banks)	665	11,185
Uranium Energy Corp.* (Mining)	950	3,306
Urstadt Biddle Properties - Class A (REIT)	285	5,609
US Airways Group, Inc.* (Airlines)	2,280	20,725
US Ecology, Inc. (Environmental Control)	475	8,721
US Gold Corp.* (Mining)	1,425	13,395
USA Mobility, Inc. (Telecommunications)	475	7,339
USEC, Inc.* (Mining)	1,900	8,702
VAALCO Energy, Inc.* (Oil & Gas)	855	5,959
Vail Resorts, Inc.* (Entertainment)	570	27,924
Valassis Communications, Inc.* (Commercial Services)	760	21,911
ValueClick, Inc.* (Internet)	1,235	20,686
Vantage Drilling Co.* (Oil & Gas)	2,280	4,058
Vector Group, Ltd. (Agriculture)	665	12,209
Veeco Instruments, Inc.* (Semiconductors)	570	29,144
Venoco, Inc.* (Oil & Gas)	285	5,298
Vera Bradley, Inc.* (Retail)	190	9,242
VeriFone Systems, Inc.* (Software)	1,235	67,703
Viad Corp. (Commercial Services)	380	9,428
ViaSat, Inc.* (Telecommunications)	570	22,754
Vicor Corp. (Electrical Components & Equipment)	380	6,350
Virnetx Holding Corp. (Internet)	570	14,449
ViroPharma, Inc.* (Pharmaceuticals)	1,235	23,823
Vitamin Shoppe, Inc.* (Retail)	285	11,121
VIVUS, Inc.* (Healthcare - Products)	1,235	9,608
Vocus, Inc.* (Internet)	285	8,445
Volcano Corp.* (Healthcare - Products)	760	20,262

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Volcom, Inc. (Apparel)	380	$7,497
Volterra Semiconductor Corp.* (Semiconductors)	285	7,493
W&T Offshore, Inc. (Oil & Gas)	570	15,282
W.R. Grace & Co.* (Chemicals)	1,045	47,401
Wabash National Corp.* (Auto Manufacturers)	1,140	12,574
Walter Investment Management Corp. (REIT)	475	8,465
Warren Resources, Inc.* (Oil & Gas)	1,615	7,316
Washington REIT (REIT)	855	27,702
Washington Trust Bancorp, Inc. (Banks)	570	13,355
Watsco, Inc. (Distribution/Wholesale)	380	26,938
Watts Water Technologies, Inc. - Class A (Electronics)	475	18,382
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	855	5,771
Wave Systems Corp. - Class A* (Computers)	1,330	4,243
WD-40 Co. (Household Products/Wares)	285	11,828
Websense, Inc.* (Internet)	570	14,700
Webster Financial Corp. (Banks)	855	18,400
Weis Markets, Inc. (Food)	190	7,841
WellCare Health Plans, Inc.* (Healthcare - Services)	665	29,134
Werner Enterprises, Inc. (Transportation)	570	14,917
WesBanco, Inc. (Banks)	760	15,428
West Pharmaceutical Services, Inc. (Healthcare - Products)	475	22,439
Westamerica Bancorp (Banks)	380	19,300
Western Alliance Bancorp* (Banks)	1,140	9,428
Western Refining, Inc.* (Oil & Gas)	855	14,501
Westlake Chemical Corp. (Chemicals)	285	18,710
WGL Holdings, Inc. (Gas)	665	26,281
Whitney Holding Corp. (Banks)	1,330	18,008
Willbros Group, Inc.* (Oil & Gas Services)	665	7,149
Winn-Dixie Stores, Inc.* (Food)	950	6,736
Winnebago Industries, Inc.* (Home Builders)	475	5,881
Wintrust Financial Corp. (Banks)	475	16,003
Wolverine World Wide, Inc. (Apparel)	760	30,157
Woodward, Inc. (Electronics)	855	31,678
World Acceptance Corp.* (Diversified Financial Services)	190	12,911
World Fuel Services Corp. (Retail)	1,045	41,361
World Wrestling Entertainment, Inc. (Entertainment)	570	5,991
Worthington Industries, Inc. (Metal Fabricate/Hardware)	760	16,393
Wright Express Corp.* (Commercial Services)	570	32,108
Wright Medical Group, Inc.* (Healthcare - Products)	570	9,422
Xyratex, Ltd.* (Computers)	475	4,850
Zep, Inc. (Chemicals)	380	7,220
Zoll Medical Corp.* (Healthcare - Products)	380	21,538
Zoltek Cos., Inc.* (Chemicals)	665	8,545
Zoran Corp.* (Semiconductors)	760	7,957
Zumiez, Inc.* (Retail)	380	10,682
TOTAL COMMON STOCKS (Cost $11,731,690)		18,102,905

	Principal Amount	Value
Repurchase Agreements (a)(b) (73.3%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $54,770,046	$54,770,000	$54,770,000

TOTAL REPURCHASE AGREEMENTS (Cost $54,770,000)		54,770,000

TOTAL INVESTMENT SECURITIES (Cost $66,501,690)—97.5%		72,872,905
Net other assets (liabilities) — 2.5%		1,847,038

NET ASSETS — 100.0%		$74,719,943

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $15,744,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contract expiring 6/20/11 (Underlying notional amount at value $20,719,200)	240	$1,145,458

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$44,551,075	$365,838
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	66,506,164	553,172
		$919,010

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Advertising	$6,178	NM
Aerospace/Defense	228,488	0.3%
Aerospace/Defense Equipment	30,680	NM
Agriculture	56,059	0.1%
Airlines	117,055	0.2%
Apparel	364,304	0.5%
Auto Manufacturers	18,546	NM
Auto Parts & Equipment	194,639	0.3%
Banks	914,582	1.2%
Beverages	26,165	NM
Biotechnology	336,877	0.5%
Building Materials	111,640	0.1%
Chemicals	489,407	0.7%
Coal	68,414	0.1%
Commercial Services	1,067,723	1.4%
Computers	443,120	0.6%
Cosmetics/Personal Care	11,423	NM
Distribution/Wholesale	182,493	0.2%
Diversified Financial Services	306,949	0.4%
Electric	277,232	0.4%
Electrical Components & Equipment	220,959	0.3%
Electronics	481,161	0.6%
Energy - Alternate Sources	12,950	NM
Engineering & Construction	100,232	0.1%
Entertainment	129,524	0.2%
Environmental Control	139,807	0.2%
Food	268,974	0.4%
Forest Products & Paper	181,256	0.2%
Gas	215,794	0.3%
Hand/Machine Tools	17,142	NM
Healthcare - Products	739,208	1.0%
Healthcare - Services	425,497	0.6%
Holding Companies - Diversified	14,330	NM
Home Builders	50,171	0.1%
Home Furnishings	60,546	0.1%
Household Products/Wares	84,450	0.1%
Housewares	17,027	NM
Insurance	557,380	0.7%
Internet	617,614	0.8%
Investment Companies	198,078	0.3%
Iron/Steel	7,767	NM
Leisure Time	120,316	0.2%
Lodging	53,657	0.1%
Machinery - Construction & Mining	11,052	NM
Machinery - Diversified	311,006	0.4%
Media	81,096	0.1%
Metal Fabricate/Hardware	165,528	0.2%
Mining	340,698	0.5%
Miscellaneous Manufacturing	433,745	0.6%
Office Furnishings	89,379	0.1%
Oil & Gas	650,850	0.9%
Oil & Gas Services	406,899	0.5%
Packaging & Containers	46,850	0.1%
Pharmaceuticals	545,749	0.7%
REIT	1,240,892	1.7%
Real Estate	17,689	NM
Retail	1,118,907	1.5%
Savings & Loans	143,060	0.2%
Semiconductors	571,852	0.8%
Software	717,603	1.0%
Storage/Warehousing	16,565	NM
Telecommunications	766,370	1.0%
Textiles	27,330	NM
Toys/Games/Hobbies	13,992	NM
Transportation	325,943	0.4%
Trucking & Leasing	40,673	0.1%
Water	53,363	0.1%
Other**	56,617,038	75.8%
Total	$74,719,943	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraDow 30 ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (26.0%)
3M Co. (Miscellaneous Manufacturing)	4,355	$423,350
Alcoa, Inc. (Mining)	4,355	74,035
American Express Co. (Diversified Financial Services)	4,355	213,743
AT&T, Inc. (Telecommunications)	4,355	135,528
Bank of America Corp. (Banks)	4,355	53,479
Boeing Co. (Aerospace/Defense)	4,355	347,442
Caterpillar, Inc. (Machinery - Construction & Mining)	4,355	502,611
Chevron Corp. (Oil & Gas)	4,355	476,611
Cisco Systems, Inc. (Telecommunications)	4,355	76,474
Coca-Cola Co. (Beverages)	4,355	293,788
E.I. du Pont de Nemours & Co. (Chemicals)	4,355	247,320
Exxon Mobil Corp. (Oil & Gas)	4,355	383,240
General Electric Co. (Miscellaneous Manufacturing)	4,355	89,060
Hewlett-Packard Co. (Computers)	4,355	175,811
Home Depot, Inc. (Retail)	4,355	161,745
Intel Corp. (Semiconductors)	4,355	100,992
International Business Machines Corp. (Computers)	4,355	742,876
J.P. Morgan Chase & Co. (Diversified Financial Services)	4,355	198,719
Johnson & Johnson (Healthcare - Products)	4,355	286,211
Kraft Foods, Inc. (Food)	4,355	146,241
McDonald’s Corp. (Retail)	4,355	341,040
Merck & Co., Inc. (Pharmaceuticals)	4,355	156,562
Microsoft Corp. (Software)	4,355	113,317
Pfizer, Inc. (Pharmaceuticals)	4,355	91,281
Procter & Gamble Co. (Cosmetics/Personal Care)	4,355	282,639
The Travelers Cos., Inc. (Insurance)	4,355	275,584
United Technologies Corp. (Aerospace/Defense)	4,355	390,121
Verizon Communications, Inc. (Telecommunications)	4,355	164,532
Wal-Mart Stores, Inc. (Retail)	4,355	239,438
Walt Disney Co. (Media)	4,355	187,701

TOTAL COMMON STOCKS (Cost $3,749,161)		7,371,491

	Principal Amount	Value
Repurchase Agreements (a)(b) (65.2%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $18,484,015	$18,484,000	$18,484,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,484,000)		18,484,000

TOTAL INVESTMENT SECURITIES (Cost $22,233,161)—91.2%		25,855,491
Net other assets (liabilities) — 8.8%		2,487,808

NET ASSETS — 100.0%		$28,343,299

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $6,236,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini DJIA Futures Contract expiring 6/20/11 (Underlying notional amount at value $2,042,080)	32	$117,855

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$14,359,059	$128,702
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	32,871,901	269,382
		$398,084

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Aerospace/Defense	$737,563	2.6%
Banks	53,479	0.2%
Beverages	293,788	1.0%
Chemicals	247,320	0.9%
Computers	918,687	3.2%
Cosmetics/Personal Care	282,639	1.0%
Diversified Financial Services	412,462	1.4%
Food	146,241	0.5%
Healthcare - Products	286,211	1.0%
Insurance	275,584	1.0%
Machinery - Construction & Mining	502,611	1.8%
Media	187,701	0.7%
Mining	74,035	0.3%
Miscellaneous Manufacturing	512,410	1.8%
Oil & Gas	859,851	3.0%
Pharmaceuticals	247,843	0.9%
Retail	742,223	2.6%
Semiconductors	100,992	0.4%
Software	113,317	0.4%
Telecommunications	376,534	1.3%
Other**	20,971,808	74.0%
Total	$28,343,299	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (59.5%)
Activision Blizzard, Inc. (Software)	39,120	$445,577
Adobe Systems, Inc.* (Software)	16,789	563,271
Akamai Technologies, Inc.* (Internet)	6,194	213,321
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,097	300,068
Altera Corp. (Semiconductors)	10,595	515,976
Amazon.com, Inc.* (Internet)	14,996	2,946,714
Amgen, Inc.* (Biotechnology)	30,807	1,751,378
Apollo Group, Inc. - Class A* (Commercial Services)	4,727	189,222
Apple Computer, Inc.* (Computers)	30,481	10,614,399
Applied Materials, Inc. (Semiconductors)	43,684	685,402
Autodesk, Inc.* (Software)	7,498	337,260
Automatic Data Processing, Inc. (Software)	16,463	894,764
Baidu, Inc.ADR* (Internet)	8,965	1,331,482
Bed Bath & Beyond, Inc.* (Retail)	8,476	475,673
Biogen Idec, Inc.* (Biotechnology)	7,987	777,534
BMC Software, Inc.* (Software)	5,868	294,750
Broadcom Corp. - Class A (Semiconductors)	15,974	561,965
C.H. Robinson Worldwide, Inc. (Transportation)	5,542	444,358
CA, Inc. (Software)	16,952	416,850
Celgene Corp.* (Biotechnology)	15,648	921,354
Cephalon, Inc.* (Pharmaceuticals)	2,445	187,776
Cerner Corp.* (Software)	2,771	333,019
Check Point Software Technologies, Ltd.* (Internet)	6,846	376,051
Cisco Systems, Inc. (Telecommunications)	182,886	3,211,478
Citrix Systems, Inc.* (Software)	6,194	522,402
Cognizant Technology Solutions Corp.* (Computers)	10,106	837,787
Comcast Corp. - Class A (Media)	68,460	1,796,390
Costco Wholesale Corp. (Retail)	14,507	1,173,906
Ctrip.com International, Ltd.ADR* (Internet)	4,890	238,241
Dell, Inc.* (Computers)	63,896	991,027
DENTSPLY International, Inc. (Healthcare - Products)	4,727	177,452
DIRECTV - Class A* (Media)	26,080	1,267,227
Dollar Tree, Inc.* (Retail)	4,075	234,313
eBay, Inc.* (Internet)	42,869	1,474,694
Electronic Arts, Inc.* (Software)	11,084	223,675
Expedia, Inc. (Internet)	8,150	203,995
Expeditors International of Washington, Inc. (Transportation)	7,009	380,378
Express Scripts, Inc.* (Pharmaceuticals)	17,441	989,602
F5 Networks, Inc.* (Internet)	2,608	264,347
Fastenal Co. (Distribution/Wholesale)	4,890	328,070
First Solar, Inc.* (Energy - Alternate Sources)	2,771	386,748
Fiserv, Inc.* (Software)	4,890	299,806
Flextronics International, Ltd.* (Electronics)	25,102	174,961
FLIR Systems, Inc. (Electronics)	5,216	183,708
Garmin, Ltd.* (Electronics)	6,846	234,339
Gilead Sciences, Inc.* (Pharmaceuticals)	26,243	1,019,278
Google, Inc. - Class A* (Internet)	8,313	4,523,103
Henry Schein, Inc.* (Healthcare - Products)	3,097	226,298
Illumina, Inc.* (Biotechnology)	4,238	300,813
Infosys Technologies, Ltd.ADR (Software)	3,423	223,111
Intel Corp. (Semiconductors)	181,582	4,210,887
Intuit, Inc.* (Software)	10,269	570,546
Intuitive Surgical, Inc.* (Healthcare - Products)	1,304	456,009
Joy Global, Inc. (Machinery - Construction & Mining)	3,423	345,552
KLA -Tencor Corp. (Semiconductors)	5,542	243,294
Lam Research Corp.* (Semiconductors)	4,075	196,863
Liberty Media Holding Corp. - Interactive Series A* (Internet)	18,908	330,512
Life Technologies Corp.* (Biotechnology)	6,031	332,911
Linear Technology Corp. (Semiconductors)	7,498	260,930
Marvell Technology Group, Ltd.* (Semiconductors)	21,516	331,992
Mattel, Inc. (Toys/Games/Hobbies)	11,573	309,231
Maxim Integrated Products, Inc. (Semiconductors)	9,780	267,385
Microchip Technology, Inc. (Semiconductors)	6,194	254,202
Micron Technology, Inc.* (Semiconductors)	32,926	371,735
Microsoft Corp. (Software)	277,915	7,231,348
Millicom International Cellular S.A. (Telecommunications)	3,586	388,507
Mylan Laboratories, Inc.* (Pharmaceuticals)	14,507	361,514
NetApp, Inc.* (Computers)	11,899	618,510
Netflix, Inc.* (Internet)	1,793	417,177
News Corp. - Class A (Media)	60,473	1,077,629
NII Holdings, Inc. - Class B* (Telecommunications)	5,542	230,436
NVIDIA Corp.* (Semiconductors)	19,234	384,680
O’Reilly Automotive, Inc.* (Retail)	4,727	279,177
Oracle Corp. (Software)	167,075	6,023,054
PACCAR, Inc. (Auto Manufacturers)	12,062	640,613
Paychex, Inc. (Commercial Services)	11,899	389,216
Priceline.com, Inc.* (Internet)	1,630	891,626
QIAGEN N.V.* (Biotechnology)	7,661	163,716
Qualcomm, Inc. (Telecommunications)	54,442	3,094,483
Research In Motion, Ltd.* (Computers)	17,115	832,645
Ross Stores, Inc. (Retail)	3,912	288,275
SanDisk Corp.* (Computers)	7,824	384,471
Seagate Technology LLC (Computers)	14,996	264,230
Sears Holdings Corp.* (Retail)	3,586	308,288
Sigma-Aldrich Corp. (Chemicals)	4,075	287,613
Staples, Inc. (Retail)	23,961	506,536
Starbucks Corp. (Retail)	24,613	890,744
Stericycle, Inc.* (Environmental Control)	2,771	252,937
Symantec Corp.* (Internet)	25,265	496,457
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	23,309	1,065,921

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Urban Outfitters, Inc.* (Retail)	5,379	$169,223
VeriSign, Inc. (Internet)	5,705	210,857
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,683	367,699
Virgin Media, Inc. (Telecommunications)	10,595	320,605
Vodafone Group PLCADR (Telecommunications)	27,710	806,915
Warner Chilcott PLC - Class A (Pharmaceuticals)	8,313	191,615
Whole Foods Market, Inc. (Food)	5,705	358,046
Wynn Resorts, Ltd. (Lodging)	4,075	599,636
Xilinx, Inc. (Semiconductors)	8,639	301,156
Yahoo!, Inc.* (Internet)	43,358	769,604

TOTAL COMMON STOCKS (Cost $41,557,123)		87,812,521

	Principal Amount	Value
Repurchase Agreements (a)(b) (39.9%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $58,829,049	$58,829,000	$58,829,000

TOTAL REPURCHASE AGREEMENTS (Cost $58,829,000)		58,829,000

TOTAL INVESTMENT SECURITIES (Cost $100,386,123)—99.4%		146,641,521
Net other assets (liabilities) — 0.6%		815,564

NET ASSETS — 100.0%		$147,457,085

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At April 30, 2011, the aggregate amount held in a segregated account was $25,118,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 6/20/11 (Underlying notional amount at value $25,498,300)	530	$1,029,652

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$83,371,765	$(321,022)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	98,301,383	(383,774)
		$(704,796)

UltraNASDAQ-100 ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Auto Manufacturers	$640,613	0.4%
Biotechnology	4,915,473	3.3%
Chemicals	287,613	0.2%
Commercial Services	578,438	0.4%
Computers	14,543,069	9.9%
Distribution/Wholesale	328,070	0.2%
Electronics	593,008	0.4%
Energy - Alternate Sources	386,748	0.3%
Environmental Control	252,937	0.2%
Food	358,046	0.2%
Healthcare - Products	859,759	0.6%
Internet	14,688,181	10.0%
Lodging	599,636	0.4%
Machinery - Construction & Mining	345,552	0.2%
Media	4,141,246	2.8%
Pharmaceuticals	3,815,706	2.6%
Retail	4,326,135	2.9%
Semiconductors	8,586,467	5.8%
Software	18,379,433	12.4%
Telecommunications	8,052,424	5.5%
Toys/Games/Hobbies	309,231	0.2%
Transportation	824,736	0.6%
Other**	59,644,564	40.5%
Total	$147,457,085	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraInternational ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (95.2%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $46,819,039	$46,819,000	$46,819,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,819,000)		46,819,000

TOTAL INVESTMENT SECURITIES (Cost $46,819,000)—95.2%		46,819,000
Net other assets (liabilities) — 4.8%		2,374,854

NET ASSETS — 100.0%		$49,193,854

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $11,628,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini MSCI EAFE Futures Contract expiring 6/20/11 (Underlying notional amount at value $4,845,690)	54	$245,268

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$51,757,192	$387,040
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	41,845,624	302,041
		$689,081

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (65.3%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	46,060	$2,634,632
AngloGold Ashanti, Ltd.ADR (Mining)	18,130	924,267
AU Optronics Corp.ADR* (Electronics)	37,730	305,613
Baidu, Inc.ADR* (Internet)	6,370	946,072
Banco Bradesco S.A.ADR (Banks)	91,140	1,843,762
Banco Santander Brasil S.A.ADR (Banks)	26,950	312,890
BRF-Brazil Foods S.A.ADR (Food)	31,850	659,614
Cemex S.A.B. de C.V.ADR* (Building Materials)	48,021	416,821
China Life Insurance Co., Ltd.ADR (Insurance)	23,520	1,262,789
China Mobile, Ltd.ADR (Telecommunications)	49,490	2,280,994
China Petroleum and Chemical Corp.ADR (Oil & Gas)	7,840	790,037
China Telecom Corp., Ltd.ADR (Telecommunications)	6,370	371,690
China Unicom, Ltd.ADR (Telecommunications)	22,540	461,168
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	18,130	572,002
CNOOC, Ltd.ADR (Oil & Gas)	7,350	1,833,458
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	37,240	1,213,279
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	18,130	378,373
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	37,730	601,039
Companhia Vale Do Rio DoceADR (Mining)	62,230	2,078,482
Compania de Minas Buenaventura S.A.ADR (Mining)	7,350	306,275
Ctrip.com International, Ltd.ADR* (Internet)	6,860	334,219
Ecopetrol S.A.ADR (Oil & Gas)	9,800	429,926
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	5,390	303,888
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	10,290	647,241
Gerdau S.A.ADR (Iron/Steel)	31,360	378,829
Gold Fields, Ltd.ADR (Mining)	31,360	559,462
Grupo Televisa S.A.ADR* (Media)	26,460	627,631
HDFC Bank, Ltd.ADR (Banks)	5,390	927,619
ICICI Bank, Ltd.ADR (Banks)	20,090	1,012,536
Infosys Technologies, Ltd.ADR (Software)	23,030	1,501,095
Itau Unibanco Holding S.A.ADR (Banks)	97,510	2,315,862
KB Financial Group, Inc.ADR (Banks)	18,130	966,148
Korea Electric Power Corp.ADR* (Electric)	24,990	302,379
LG. Philips LCD Co., Ltd.ADR (Electronics)	21,070	375,467
Mobile TeleSystemsADR (Telecommunications)	22,540	476,721
PetroChina Co., Ltd.ADR (Oil & Gas)	10,290	1,498,018
Petroleo Brasileiro S.A.ADR (Oil & Gas)	78,400	2,926,672
POSCOADR (Iron/Steel)	12,740	1,405,222
PT Telekomunikasi IndonesiaADR (Telecommunications)	11,270	407,298
Sasol, Ltd.ADR (Oil & Gas Services)	22,050	1,274,931
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	10,780	1,045,876
SK Telecom Co., Ltd.ADR (Telecommunications)	14,700	279,006
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	231,770	3,128,895
Tata Motors, Ltd.ADR (Auto Manufacturers)	16,170	443,705
United Microelectronics Corp.ADR (Semiconductors)	121,520	345,117
Vivo Participacoes S.A.ADR (Telecommunications)	7,840	327,790
Wipro, Ltd.ADR (Computers)	21,560	296,881
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	9,310	363,462

TOTAL COMMON STOCKS (Cost $34,761,754)		45,095,153

Preferred Stocks (9.1%)
Petroleo Brasileiro S.A. (Oil & Gas)	101,430	3,384,719
Vale S.A. (Mining)	96,530	2,886,247

TOTAL PREFERRED STOCKS (Cost $5,153,367)		6,270,966

	Principal Amount	Value
Repurchase Agreements (a)(b) (27.7%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $19,149,016	$19,149,000	$19,149,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,149,000)		19,149,000

TOTAL INVESTMENT SECURITIES (Cost $59,064,121)—102.1%		70,515,119
Net other assets (liabilities) — (2.1)%		(1,433,983)

NET ASSETS — 100.0%		$69,081,136

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $11,371,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$63,882,154	$(82,260)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	22,814,227	(15,474)
		$(97,734)

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Auto Manufacturers	$443,705	0.6%
Banks	7,378,817	10.7%
Beverages	1,860,520	2.7%
Building Materials	416,821	0.6%
Coal	363,462	0.5%
Computers	296,881	0.4%
Diversified Financial Services	1,045,876	1.5%
Electric	984,640	1.4%
Electronics	681,080	1.0%
Food	659,614	1.0%
Insurance	1,262,789	1.8%
Internet	1,280,291	1.9%
Iron/Steel	2,385,090	3.5%
Media	627,631	0.9%
Mining	6,754,733	9.8%
Oil & Gas	10,862,830	15.7%
Oil & Gas Services	1,274,931	1.9%
Semiconductors	3,474,012	5.0%
Software	1,501,095	2.2%
Telecommunications	7,811,301	11.3%
Other**	17,715,017	25.6%
Total	$69,081,136	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2011:

	Value	% of Net Assets
Brazil	$19,307,558	28.3%
Chile	303,888	0.4%
China	10,141,907	14.8%
Colombia	429,926	0.6%
India	4,181,836	6.0%
Indonesia	407,298	0.6%
Mexico	4,326,325	6.2%
Peru	306,275	0.4%
Russia	476,721	0.7%
South Africa	2,758,660	4.0%
South Korea	4,374,098	6.2%
Taiwan	4,351,627	6.2%
Other**	17,715,017	25.6%
Total	$69,081,136	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (56.3%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	17,549	$1,003,803
Banco Bradesco S.A.ADR (Banks)	61,824	1,250,700
Banco De ChileADR (Banks)	5,313	473,654
Banco Santander Brasil S.A.ADR (Banks)	62,790	728,992
Banco Santander Chile S.A.ADR (Banks)	4,830	442,380
Bancolombia S.A.ADR (Banks)	8,211	543,979
BRF-Brazil Foods S.A.ADR (Food)	68,103	1,410,413
Cemex S.A.B. de C.V.ADR* (Building Materials)	35,099	304,656
Centrais Eletricas Brasileiras S.A.ADR (Electric)	21,574	319,727
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	15,778	717,268
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	21,413	563,162
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	49,105	1,599,841
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	31,556	658,574
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	58,282	928,432
Companhia Vale Do Rio DoceADR (Mining)	66,654	2,226,244
Compania de Minas Buenaventura S.A.ADR (Mining)	14,812	617,216
Ecopetrol S.A.ADR (Oil & Gas)	18,032	791,064
Embraer S.A.ADR (Aerospace/Defense)	10,143	329,445
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	9,338	526,476
Enersis S.A.ADR (Electric)	22,379	478,015
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	15,295	962,055
Gafisa S.A.ADR (Home Builders)	23,506	290,534
Gerdau S.A.ADR (Iron/Steel)	48,461	585,409
Grupo Televisa S.A.ADR* (Media)	36,064	855,438
Itau Unibanco Holding S.A.ADR (Banks)	56,511	1,342,136
Lan Airlines S.A.ADR (Airlines)	19,320	539,801
Petroleo Brasileiro S.A.ADR (Oil & Gas)	63,756	2,380,011
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	8,533	520,769
Tele Norte Leste Participacoes S.A.ADR (Telecommunications)	23,345	398,032
Telefonos de Mexico S.A.B. de C.V.ADR (Telecommunications)	18,354	343,587
Ultrapar Participacoes S.A.ADR (Gas)	34,776	625,620
Vivo Participacoes S.A.ADR (Telecommunications)	19,803	827,963

TOTAL COMMON STOCKS (Cost $14,074,655)		25,585,396

Preferred Stocks (13.6%)
Centrais Eletricas Brasileiras S.A. - Class BADR (Electric)	19,159	359,040
Petroleo Brasileiro S.A.ADR (Oil & Gas)	82,271	2,745,383
Vale S.A.ADR (Mining)	103,362	3,090,524

TOTAL PREFERRED STOCKS (Cost $3,692,290)		6,194,947

	Principal Amount	Value
Repurchase Agreements (a)(b) (28.4%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $12,926,011	$12,926,000	$12,926,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,926,000)		12,926,000

TOTAL INVESTMENT SECURITIES (Cost $30,692,945)—98.3%		44,706,343
Net other assets (liabilities) — 1.7%		755,778

NET ASSETS — 100.0%		$45,462,121

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $8,374,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$17,470,480	$8,133
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	41,584,820	51,865
		$59,998

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Aerospace/Defense	$329,445	0.7%
Airlines	539,801	1.2%
Banks	4,781,841	10.5%
Beverages	3,125,058	6.9%
Building Materials	304,656	0.7%
Chemicals	520,769	1.1%
Electric	2,341,832	5.1%
Food	2,127,681	4.7%
Gas	625,620	1.4%
Home Builders	290,534	0.6%
Iron/Steel	1,513,841	3.3%
Media	855,438	1.9%
Mining	5,933,984	13.1%
Oil & Gas	5,916,458	13.0%
Telecommunications	2,573,385	5.7%
Other**	13,681,778	30.1%
Total	$45,462,121	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2011:

	Value	% of Net Assets
Brazil	$23,377,450	51.4%
Chile	2,981,095	6.6%
Colombia	1,335,043	2.9%
Mexico	3,469,539	7.6%
Peru	617,216	1.4%
Other**	13,681,778	30.1%
Total	$45,462,121	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraChina ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (75.1%)
02Micro International, Ltd.ADR* (Semiconductors)	14,025	$102,523
3SBio, Inc.ADR* (Biotechnology)	6,930	124,671
51job, Inc.ADR* (Commercial Services)	2,805	157,052
7 Days Group Holdings, Ltd.ADR* (Lodging)	6,435	147,876
Aluminum Corp. of China, Ltd.ADR (Mining)	22,935	540,119
Baidu, Inc.ADR* (Internet)	10,395	1,543,865
Camelot Information Systems, Inc.ADR* (Computers)	5,775	111,458
Changyou.com, Ltd.ADR* (Software)	3,300	149,556
China Digital TV Holding Co., Ltd.ADR (Electronics)	17,655	119,701
China Eastern Airlines Corp., Ltd.ADR* (Airlines)	10,395	229,210
China Life Insurance Co., Ltd.ADR (Insurance)	30,525	1,638,887
China Medical Technologies, Inc.ADR* (Healthcare - Products)	8,910	105,227
China Mobile, Ltd.ADR (Telecommunications)	51,645	2,380,318
China Petroleum and Chemical Corp.ADR (Oil & Gas)	12,870	1,296,910
China Southern Airlines Co., Ltd.ADR* (Airlines)	9,075	238,582
China Telecom Corp., Ltd.ADR (Telecommunications)	14,685	856,870
China Unicom, Ltd.ADR (Telecommunications)	50,325	1,029,649
City Telecom (H.K.), Ltd.ADR (Telecommunications)	6,930	104,158
CNinsure, Inc.ADR (Insurance)	10,230	150,176
CNOOC, Ltd.ADR (Oil & Gas)	8,580	2,140,281
Ctrip.com International, Ltd.ADR* (Internet)	17,985	876,229
E-Commerce China Dangdang, Inc.ADR* (Internet)	5,775	132,883
E-House China Holdings, Ltd.ADR (Real Estate)	15,180	181,401
Focus Media Holding, Ltd.ADR* (Advertising)	15,510	545,176
Giant Interactive Group, Inc.ADR (Internet)	27,390	242,402
Guangshen Railway Co., Ltd.ADR (Transportation)	8,415	167,206
Hanwha SolarOne Co., Ltd.ADR* (Semiconductors)	13,035	89,029
hiSoft Technology International, Ltd.ADR* (Software)	4,950	92,367
Home Inns & Hotels Management, Inc.ADR* (Lodging)	5,775	249,653
Huaneng Power International, Inc.ADR (Electric)	14,850	329,521
JA Solar Holdings Co., Ltd.ADR* (Energy - Alternate Sources)	32,175	221,042
JinkoSolar Holding Co., Ltd.ADR* (Energy - Alternate Sources)	4,785	129,913
LDK Solar Co., Ltd.ADR* (Energy - Alternate Sources)	18,975	219,161
Longtop Financial Technologies, Ltd.ADR* (Software)	8,250	186,120
Melco Crown Entertainment, Ltd.ADR* (Lodging)	38,445	412,899
Mindray Medical International, Ltd.ADR (Healthcare - Products)	14,850	396,940
Netease.com, Inc.ADR* (Internet)	10,890	536,659
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	4,950	616,968
Perfect World Co., Ltd.ADR* (Internet)	9,570	260,400
PetroChina Co., Ltd.ADR (Oil & Gas)	12,870	1,873,615
Renesola, Ltd.ADR* (Semiconductors)	18,810	172,676
Semiconductor Manufacturing International Corp.ADR* (Semiconductors)	77,550	338,118
Shanda Games, Ltd.ADR* (Software)	23,430	175,725
Shanda Interactive Entertainment, Ltd.ADR* (Internet)	6,105	295,360
Simcere Pharmaceutical GroupADR* (Pharmaceuticals)	9,240	117,256
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	5,280	257,506
Spreadtrum Communications, Inc.ADR* (Electronics)	9,900	211,860
Suntech Power Holdings Co., Ltd.ADR* (Energy - Alternate Sources)	29,370	263,449
Trina Solar, Ltd.ADR* (Energy - Alternate Sources)	13,860	394,871
VanceInfo Technologies, Inc.ADR* (Computers)	9,240	297,158
VisionChina Media, Inc.ADR* (Advertising)	26,565	114,230
WuXi PharmaTech Cayman, Inc.ADR* (Biotechnology)	14,025	246,840
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	23,595	921,149
Yingli Green Energy Holding Co., Ltd.ADR* (Energy - Alternate Sources)	24,420	305,983

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Youku.com, Inc.ADR* (Internet)	4,290	$253,625

TOTAL COMMON STOCKS (Cost $17,839,613)		25,292,479

	Principal Amount	Value
Repurchase Agreements (a) (28.3%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $9,520,008	$9,520,000	$9,520,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,520,000)		9,520,000

TOTAL INVESTMENT SECURITIES (Cost $27,359,613)—103.4%		34,812,479
Net other assets (liabilities) — (3.4)%		(1,154,170)

NET ASSETS — 100.0%		$33,658,309

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security
ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$27,171,895	$79,479
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	14,846,041	53,205
		$132,684

UltraChina ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Advertising	$659,406	2.0%
Airlines	467,792	1.4%
Biotechnology	371,511	1.1%
Chemicals	257,506	0.8%
Coal	921,149	2.7%
Commercial Services	774,020	2.3%
Computers	408,616	1.2%
Electric	329,521	1.0%
Electronics	331,561	1.0%
Energy - Alternate Sources	1,534,419	4.5%
Healthcare - Products	502,167	1.5%
Insurance	1,789,063	5.3%
Internet	4,141,423	12.3%
Lodging	810,428	2.4%
Mining	540,119	1.6%
Oil & Gas	5,310,806	15.8%
Pharmaceuticals	117,256	0.3%
Real Estate	181,401	0.5%
Semiconductors	702,346	2.1%
Software	603,768	1.8%
Telecommunications	4,370,995	13.0%
Transportation	167,206	0.5%
Other**	8,365,830	24.9%
Total	$33,658,309	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2011:

	Value	% of Net Assets
China	$24,334,781	72.3%
Hong Kong	957,698	2.8%
Other**	8,365,830	24.9%
Total	$33,658,309	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraJapan ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (67.4%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $13,525,011	$13,525,000	$13,525,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,525,000)		13,525,000

TOTAL INVESTMENT SECURITIES (Cost $13,525,000)—67.4%		13,525,000
Net other assets (liabilities) — 32.6%		6,533,094

NET ASSETS — 100.0%		$20,058,094

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $320,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contract expiring 6/10/11 (Underlying notional amount at value $34,953,600)	704	$1,522,361

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$5,367,360	$132,388

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Bear ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (98.8%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $28,882,024	$28,882,000	$28,882,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,882,000)		28,882,000

TOTAL INVESTMENT SECURITIES (Cost $28,882,000)—98.8%		28,882,000
Net other assets (liabilities) — 1.2%		353,499

NET ASSETS — 100.0%		$29,235,499

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $3,889,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 6/20/11 (Underlying notional amount at value $5,372,000)	79	$(135,249)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(11,869,102)	$(73,052)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(12,023,575)	(71,114)
		$(144,166)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short Small-Cap ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (101.4%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $12,805,011	$12,805,000	$12,805,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,805,000)		12,805,000

TOTAL INVESTMENT SECURITIES (Cost $12,805,000)—101.4%		12,805,000
Net other assets (liabilities) — (1.4)%		(174,652)

NET ASSETS — 100.0%		$12,630,348

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $1,980,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contract expiring 6/20/11 (Underlying notional amount at value $258,990)	3	$(14,332)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(7,864,942)	$(65,810)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(4,491,780)	(38,411)
		$(104,221)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short NASDAQ-100 ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (109.4%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $4,793,004	$4,793,000	$4,793,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,793,000)		4,793,000

TOTAL INVESTMENT SECURITIES (Cost $4,793,000)—109.4%		4,793,000
Net other assets (liabilities) — (9.4)%		(411,187)

NET ASSETS — 100.0%		$4,381,813

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $941,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 6/20/11 (Underlying notional amount at value $432,990)	9	$(13,832)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(412,300)	$1,581
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(3,539,280)	14,719
		$16,300

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBear ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (72.3%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $55,365,046	$55,365,000	$55,365,000

TOTAL REPURCHASE AGREEMENTS (Cost $55,365,000)		55,365,000

TOTAL INVESTMENT SECURITIES (Cost $55,365,000)—72.3%		55,365,000
Net other assets (liabilities) — 27.7%		21,168,971

NET ASSETS — 100.0%		$76,533,971

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $15,966,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 6/20/11 (Underlying notional amount at value $20,128,000)	296	$(476,100)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(42,711,322)	$(271,805)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(90,388,743)	(303,943)
		$(575,748)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Mid-Cap ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (109.4%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $1,813,002	$1,813,000	$1,813,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,813,000)		1,813,000

TOTAL INVESTMENT SECURITIES (Cost $1,813,000)—109.4%		1,813,000
Net other assets (liabilities) — (9.4)%		(155,700)

NET ASSETS — 100.0%		$1,657,300

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $620,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 6/20/11 (Underlying notional amount at value $405,200)	4	$(5,665)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(1,594,576)	$(7,591)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(1,310,381)	(7,314)
		$(14,905)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Small-Cap ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (100.2%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $11,706,010	$11,706,000	$11,706,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,706,000)		11,706,000

TOTAL INVESTMENT SECURITIES (Cost $11,706,000)—100.2%		11,706,000
Net other assets (liabilities) — (0.2)%		(19,953)

NET ASSETS — 100.0%		$11,686,047

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $4,127,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contract expiring 6/20/11 (Underlying notional amount at value $863,300)	10	$(47,773)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(8,592,683)	$(70,182)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(13,928,932)	(114,036)
		$(184,218)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Dow 30 ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (106.4%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $6,345,005	$6,345,000	$6,345,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,345,000)		6,345,000

TOTAL INVESTMENT SECURITIES (Cost $6,345,000)—106.4%		6,345,000
Net other assets (liabilities) — (6.4)%		(383,506)

NET ASSETS — 100.0%		$5,961,494

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $1,793,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini DJIA Futures Contract expiring 6/20/11 (Underlying notional amount at value $1,084,855)	17	$(55,547)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(9,844,123)	$(85,122)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(943,169)	(17,545)
		$(102,667)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort NASDAQ-100 ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (102.3%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $22,974,019	$22,974,000	$22,974,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,974,000)		22,974,000

TOTAL INVESTMENT SECURITIES (Cost $22,974,000)—102.3%		22,974,000
Net other assets (liabilities) — (2.3)%		(518,496)

NET ASSETS — 100.0%		$22,455,504

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $8,207,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 6/20/11 (Underlying notional amount at value $1,587,630)	33	$(64,260)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(17,997,806)	$68,999
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(25,320,803)	98,731
		$167,730

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort International ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (98.1%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $11,756,010	$11,756,000	$11,756,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,756,000)		11,756,000

TOTAL INVESTMENT SECURITIES (Cost $11,756,000)—98.1%		11,756,000
Net other assets (liabilities) — 1.9%		223,717

NET ASSETS — 100.0%		$11,979,717

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $3,760,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini MSCI EAFE Futures Contract expiring 6/20/11 (Underlying notional amount at value $1,256,290)	14	$(64,024)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(10,021,637)	$(80,748)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(12,675,239)	(94,810)
		$(175,558)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Emerging Markets ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (86.9%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $5,555,005	$5,555,000	$5,555,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,555,000)		5,555,000

TOTAL INVESTMENT SECURITIES (Cost $5,555,000)—86.9%		5,555,000
Net other assets (liabilities) — 13.1%		836,292

NET ASSETS — 100.0%		$6,391,292

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $1,702,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(8,964,437)	$1,786
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(3,818,060)	1,154
		$2,940

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Latin America ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (121.3%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $2,607,002	$2,607,000	$2,607,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,607,000)		2,607,000

TOTAL INVESTMENT SECURITIES (Cost $2,607,000)—121.3%		2,607,000
Net other assets (liabilities) — (21.3)%		(458,056)

NET ASSETS — 100.0%		$2,148,944

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $1,413,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(3,361,636)	$(9,366)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(903,794)	(1,119)
		$(10,485)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort China ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (100.2%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $1,932,002	$1,932,000	$1,932,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,932,000)		1,932,000

TOTAL INVESTMENT SECURITIES (Cost $1,932,000)—100.2%		1,932,000
Net other assets (liabilities) — (0.2)%		(4,338)

NET ASSETS — 100.0%		$1,927,662

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $1,809,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(1,527,117)	$(2,207)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(2,321,286)	(7,538)
		$(9,745)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Japan ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (94.9%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $3,209,003	$3,209,000	$3,209,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,209,000)		3,209,000

TOTAL INVESTMENT SECURITIES (Cost $3,209,000)—94.9%		3,209,000
Net other assets (liabilities) — 5.1%		172,904

NET ASSETS — 100.0%		$3,381,904

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $70,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
Nikkei 225 Futures Contract expiring 6/10/11 (Underlying notional amount at value $5,511,150)	111	$323,637

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$(1,235,528)	$(36,717)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (71.4%)
Associated Banc-Corp (Banks)	1,876	$27,390
Astoria Financial Corp. (Savings & Loans)	938	13,573
BancorpSouth, Inc. (Banks)	804	10,894
Bank of America Corp. (Banks)	109,076	1,339,453
Bank of Hawaii Corp. (Banks)	536	26,151
BB&T Corp. (Banks)	7,504	202,008
BOK Financial Corp. (Banks)	268	14,413
CapitalSource, Inc. (Diversified Financial Services)	3,216	21,483
Capitol Federal Financial, Inc. (Diversified Financial Services)	1,876	21,236
Cathay Bancorp, Inc. (Banks)	804	13,708
Citigroup, Inc.* (Diversified Financial Services)	313,560	1,439,240
City National Corp. (Banks)	536	30,611
Comerica, Inc. (Banks)	1,876	71,157
Commerce Bancshares, Inc. (Banks)	804	34,218
Cullen/Frost Bankers, Inc. (Banks)	670	39,691
East West Bancorp, Inc. (Banks)	1,608	33,977
F.N.B. Corp. (Banks)	1,206	13,206
Fifth Third Bancorp (Banks)	9,916	131,585
First Financial Bankshares, Inc. (Banks)	268	14,853
First Horizon National Corp. (Banks)	2,814	30,818
First Midwest Bancorp, Inc. (Banks)	804	10,532
First Niagara Financial Group, Inc. (Savings & Loans)	3,350	48,240
FirstMerit Corp. (Banks)	1,206	21,069
Fulton Financial Corp. (Banks)	2,144	25,042
Glacier Bancorp, Inc. (Banks)	804	12,084
Hancock Holding Co. (Banks)	402	13,129
Hudson City Bancorp, Inc. (Savings & Loans)	5,226	49,804
Huntington Bancshares, Inc. (Banks)	9,380	63,690
IBERIABANK Corp. (Banks)	268	16,083
International Bancshares Corp. (Banks)	670	11,805
J.P. Morgan Chase & Co. (Diversified Financial Services)	42,344	1,932,157
KeyCorp (Banks)	9,514	82,486
M&T Bank Corp. (Banks)	1,206	106,574
Marshall & Ilsley Corp. (Banks)	5,628	45,981
MB Financial, Inc. (Banks)	536	11,090
National Penn Bancshares, Inc. (Banks)	1,474	12,102
New York Community Bancorp (Savings & Loans)	4,690	77,854
Old National Bancorp (Banks)	938	9,708
PacWest Bancorp (Banks)	402	9,242
Park National Corp. (Banks)	134	9,257
People’s United Financial, Inc. (Banks)	3,752	51,365
PNC Financial Services Group (Banks)	5,628	350,850
Popular, Inc.* (Banks)	11,122	35,034
PrivateBancorp, Inc. (Banks)	670	10,546
Prosperity Bancshares, Inc. (Banks)	536	24,576
Provident Financial Services, Inc. (Savings & Loans)	670	9,728
Regions Financial Corp. (Banks)	13,534	99,340
Signature Bank* (Banks)	402	23,400
Sterling Bancshares, Inc. (Banks)	1,072	9,530
SunTrust Banks, Inc. (Banks)	5,360	151,098
Susquehanna Bancshares, Inc. (Banks)	1,340	12,355
SVB Financial Group* (Banks)	402	24,297
Synovus Financial Corp. (Banks)	7,906	19,765
TCF Financial Corp. (Banks)	1,474	22,980
TFS Financial Corp. (Savings & Loans)	1,072	11,663
Trustmark Corp. (Banks)	670	15,571
U.S. Bancorp (Banks)	20,636	532,822
UMB Financial Corp. (Banks)	402	16,928
Umpqua Holdings Corp. (Banks)	1,206	14,002
United Bankshares, Inc. (Banks)	402	10,516
Valley National Bancorp (Banks)	1,742	24,945
Washington Federal, Inc. (Savings & Loans)	1,206	19,405
Webster Financial Corp. (Banks)	804	17,302
Wells Fargo & Co. (Banks)	53,868	1,568,097
Westamerica Bancorp (Banks)	268	13,612
Whitney Holding Corp. (Banks)	1,072	14,515
Wintrust Financial Corp. (Banks)	402	13,543
Zions Bancorp (Banks)	2,010	49,145

TOTAL COMMON STOCKS (Cost $5,087,715)		9,264,524

	Principal Amount	Value
Repurchase Agreements (a)(b) (26.0%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $3,380,003	$3,380,000	$3,380,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,380,000)		3,380,000

TOTAL INVESTMENT SECURITIES (Cost $8,467,715)—97.4%		12,644,524
Net other assets (liabilities) — 2.6%		337,386

NET ASSETS — 100.0%		$12,981,910

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $2,290,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$5,004,983	$64,327

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements, continued
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	$5,208,637	$93,990
		$158,317

Banks UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Banks	$5,620,141	43.3%
Diversified Financial Services	3,414,116	26.3%
Savings & Loans	230,267	1.8%
Other**	3,717,386	28.6%
Total	$12,981,910	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (75.0%)
AbitibiBowater, Inc.* (Forest Products & Paper)	6,240	$166,733
Air Products & Chemicals, Inc. (Chemicals)	16,900	1,614,288
Airgas, Inc. (Chemicals)	5,980	415,311
AK Steel Holding Corp. (Iron/Steel)	9,100	147,875
Albemarle Corp. (Chemicals)	7,800	550,290
Alcoa, Inc. (Mining)	89,700	1,524,900
Allegheny Technologies, Inc. (Iron/Steel)	7,800	561,600
Allied Nevada Gold Corp.* (Mining)	6,760	291,086
Alpha Natural Resources, Inc.* (Coal)	10,140	589,844
Arch Coal, Inc. (Coal)	13,780	472,654
Ashland, Inc. (Chemicals)	5,980	371,238
Avery Dennison Corp. (Household Products/Wares)	8,840	368,982
Cabot Corp. (Chemicals)	5,200	233,220
Calgon Carbon Corp.* (Environmental Control)	4,680	80,309
Carpenter Technology Corp. (Iron/Steel)	3,640	186,586
Celanese Corp. - Series A (Chemicals)	13,260	661,939
CF Industries Holdings, Inc. (Chemicals)	5,980	846,469
Chemtura Corp.* (Chemicals)	8,060	154,591
Cliffs Natural Resources, Inc. (Iron/Steel)	11,440	1,072,157
Coeur d’Alene Mines Corp.* (Mining)	7,540	239,093
Commercial Metals Co. (Metal Fabricate/Hardware)	9,620	161,231
Compass Minerals International, Inc. (Mining)	2,860	279,165
CONSOL Energy, Inc. (Coal)	18,980	1,026,628
Cytec Industries, Inc. (Chemicals)	4,160	244,109
Domtar Corp. (Forest Products & Paper)	3,640	338,593
E.I. du Pont de Nemours & Co. (Chemicals)	77,740	4,414,855
Eastman Chemical Co. (Chemicals)	5,720	613,470
Ecolab, Inc. (Chemicals)	19,760	1,042,538
FMC Corp. (Chemicals)	6,240	550,867
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	79,560	4,378,187
Fuller (H.B.) Co. (Chemicals)	4,160	90,896
Hecla Mining Co.* (Mining)	21,580	203,068
Huntsman Corp. (Chemicals)	16,120	336,102
International Coal Group, Inc.* (Coal)	15,080	166,332
International Flavors & Fragrances, Inc. (Chemicals)	6,760	429,395
International Paper Co. (Forest Products & Paper)	34,060	1,051,773
Intrepid Potash, Inc.* (Chemicals)	3,640	124,706
Kaiser Aluminum Corp. (Mining)	1,300	65,143
Lubrizol Corp. (Chemicals)	5,460	734,479
LyondellBasell Industries N.V. - Class A* (Chemicals)	28,600	1,272,700
Massey Energy Co. (Coal)	8,580	585,499
Minerals Technologies, Inc. (Chemicals)	1,560	106,080
NewMarket Corp. (Chemicals)	1,040	191,693
Newmont Mining Corp. (Mining)	40,820	2,392,460
Nucor Corp. (Iron/Steel)	24,180	1,135,493
Olin Corp. (Chemicals)	5,980	153,925
OM Group, Inc.* (Chemicals)	2,600	94,224
Patriot Coal Corp.* (Coal)	6,500	163,670
Peabody Energy Corp. (Coal)	22,620	1,511,468
PPG Industries, Inc. (Chemicals)	13,780	1,304,553
Praxair, Inc. (Chemicals)	26,000	2,766,920
Reliance Steel & Aluminum Co. (Iron/Steel)	6,240	353,246
Rockwood Holdings, Inc.* (Chemicals)	4,940	280,296
Royal Gold, Inc. (Mining)	4,420	269,532
RPM, Inc. (Chemicals)	10,920	256,620
RTI International Metals, Inc.* (Mining)	2,600	83,044
Schulman (A.), Inc. (Chemicals)	2,600	65,832
Sensient Technologies Corp. (Chemicals)	4,160	157,622
Sigma-Aldrich Corp. (Chemicals)	8,840	623,927
Solutia, Inc.* (Chemicals)	10,140	267,189
Southern Copper Corp. (Mining)	17,940	672,032
Steel Dynamics, Inc. (Iron/Steel)	18,200	331,058
The Dow Chemical Co. (Chemicals)	96,460	3,953,896
The Mosaic Co. (Chemicals)	12,480	934,253
Titanium Metals Corp.* (Mining)	7,280	145,818
United States Steel Corp. (Iron/Steel)	12,220	583,016
USEC, Inc.* (Mining)	9,360	42,869
W.R. Grace & Co.* (Chemicals)	5,200	235,872
Walter Energy, Inc. (Holding Companies - Diversified)	5,460	754,681
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,200	112,164

TOTAL COMMON STOCKS (Cost $29,941,874)		48,602,354

	Principal Amount	Value
Repurchase Agreements (a)(b) (17.1%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $11,076,009	$11,076,000	$11,076,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,076,000)		11,076,000

TOTAL INVESTMENT SECURITIES (Cost $41,017,874)—92.1%		59,678,354
Net other assets (liabilities) — 7.9%		5,117,805

NET ASSETS — 100.0%		$64,796,159

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $7,169,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$26,707,261	$338,274
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	21,852,857	445,333
		$783,607

Basic Materials UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Chemicals	$26,094,365	40.3%
Coal	4,516,095	7.0%
Environmental Control	80,309	0.1%
Forest Products & Paper	1,557,099	2.4%
Holding Companies - Diversified	754,681	1.2%
Household Products/Wares	368,982	0.6%
Iron/Steel	4,371,031	6.7%
Metal Fabricate/Hardware	273,395	0.4%
Mining	10,586,397	16.3%
Other**	16,193,805	25.0%
Total	$64,796,159	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Biotechnology UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (72.4%)
Acorda Therapeutics, Inc.* (Biotechnology)	1,620	$45,425
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,672	355,780
Amgen, Inc.* (Biotechnology)	38,448	2,185,769
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	5,292	70,384
Biogen Idec, Inc.* (Biotechnology)	9,288	904,187
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	4,104	110,357
Celera Corp.* (Biotechnology)	3,348	26,483
Celgene Corp.* (Biotechnology)	19,116	1,125,550
Charles River Laboratories International, Inc.* (Biotechnology)	2,376	100,243
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,376	80,428
Dendreon Corp.* (Biotechnology)	5,832	253,284
Gen-Probe, Inc.* (Healthcare - Products)	1,944	161,196
Gilead Sciences, Inc.* (Pharmaceuticals)	32,400	1,258,416
Human Genome Sciences, Inc.* (Biotechnology)	7,668	225,976
Illumina, Inc.* (Biotechnology)	5,076	360,294
Incyte, Corp.* (Biotechnology)	4,644	85,821
InterMune, Inc.* (Biotechnology)	1,836	81,959
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,780	35,456
Life Technologies Corp.* (Biotechnology)	7,560	417,312
Myriad Genetics, Inc.* (Biotechnology)	3,780	81,043
Nektar Therapeutics* (Biotechnology)	4,644	48,205
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,484	93,324
PDL BioPharma, Inc. (Biotechnology)	5,724	36,748
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,916	149,037
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,808	32,601
Techne Corp. (Healthcare - Products)	1,512	117,497
United Therapeutics Corp.* (Pharmaceuticals)	2,052	137,402
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,208	451,604

TOTAL COMMON STOCKS (Cost $5,704,457)		9,031,781

	Principal Amount	Value
Repurchase Agreements (a)(b) (27.3%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $3,401,003	$3,401,000	$3,401,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,401,000)		3,401,000

TOTAL INVESTMENT SECURITIES (Cost $9,105,457)—99.7%		12,432,781
Net other assets (liabilities) — 0.3%		41,642

NET ASSETS — 100.0%		$12,474,423

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $1,810,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$5,424,713	$114,943
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	4,242,019	85,898
		$200,841

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Biotechnology	$6,967,321	55.9%
Healthcare - Products	278,693	2.2%
Pharmaceuticals	1,785,767	14.3%
Other**	3,442,642	27.6%
Total	$12,474,423	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (74.3%)
Activision Blizzard, Inc. (Software)	1,026	$11,686
Alberto-Culver Co. (Cosmetics/Personal Care)	171	6,385
Altria Group, Inc. (Agriculture)	3,990	107,092
Archer-Daniels-Midland Co. (Agriculture)	1,121	41,499
Avon Products, Inc. (Cosmetics/Personal Care)	817	24,003
BorgWarner, Inc.* (Auto Parts & Equipment)	209	16,143
Briggs & Stratton Corp. (Machinery - Diversified)	95	2,241
Brown-Forman Corp. (Beverages)	209	15,019
Brunswick Corp. (Leisure Time)	171	3,996
Bunge, Ltd. (Agriculture)	285	21,500
Campbell Soup Co. (Food)	399	13,402
Carter’s, Inc.* (Apparel)	114	3,525
Central European Distribution Corp.* (Distribution/Wholesale)	114	1,347
Chiquita Brands International, Inc.* (Food)	95	1,512
Church & Dwight, Inc. (Household Products/Wares)	133	10,970
Clorox Co. (Household Products/Wares)	266	18,530
Coach, Inc. (Apparel)	570	34,092
Coca-Cola Co. (Beverages)	4,066	274,292
Coca-Cola Enterprises, Inc. (Beverages)	627	17,813
Colgate-Palmolive Co. (Cosmetics/Personal Care)	950	80,133
ConAgra Foods, Inc. (Food)	836	20,440
Constellation Brands, Inc.* (Beverages)	361	8,083
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	114	3,076
Corn Products International, Inc. (Food)	152	8,375
Crocs, Inc.* (Apparel)	171	3,439
D.R. Horton, Inc. (Home Builders)	532	6,618
Dana Holding Corp.* (Auto Parts & Equipment)	266	4,833
Darling International, Inc.* (Environmental Control)	228	3,687
Dean Foods Co.* (Food)	342	3,827
Deckers Outdoor Corp.* (Apparel)	76	6,449
Dr. Pepper Snapple Group, Inc. (Beverages)	437	17,130
Eastman Kodak Co.* (Miscellaneous Manufacturing)	513	1,426
Electronic Arts, Inc.* (Software)	646	13,036
Energizer Holdings, Inc.* (Electrical Components & Equipment)	133	10,046
Flowers Foods, Inc. (Food)	171	5,226
Ford Motor Co.* (Auto Manufacturers)	6,840	105,815
Fossil, Inc.* (Household Products/Wares)	95	9,099
Fresh Del Monte Produce, Inc. (Food)	76	2,060
General Mills, Inc. (Food)	1,159	44,714
General Motors Co.* (Auto Manufacturers)	1,064	34,144
Gentex Corp. (Electronics)	266	8,339
Genuine Parts Co. (Distribution/Wholesale)	304	16,325
Green Mountain Coffee Roasters, Inc.* (Beverages)	247	16,539
Hanesbrands, Inc.* (Apparel)	171	5,559
Hansen Natural Corp.* (Beverages)	133	8,798
Harley-Davidson, Inc. (Leisure Time)	437	16,283
Harman International Industries, Inc. (Home Furnishings)	133	6,455
Hasbro, Inc. (Toys/Games/Hobbies)	228	10,680
Heinz (H.J.) Co. (Food)	608	31,148
Herbalife, Ltd. (Pharmaceuticals)	114	10,235
Herman Miller, Inc. (Office Furnishings)	114	2,966
HNI Corp. (Office Furnishings)	76	2,092
Hormel Foods Corp. (Food)	285	8,382
Iconix Brand Group, Inc.* (Apparel)	133	3,257
Jarden Corp. (Household Products/Wares)	171	6,223
JM Smucker Co. (Food)	228	17,116
Johnson Controls, Inc. (Auto Parts & Equipment)	1,292	52,985
KB Home (Home Builders)	133	1,571
Kellogg Co. (Food)	475	27,203
Kimberly-Clark Corp. (Household Products/Wares)	779	51,461
Kraft Foods, Inc. (Food)	3,097	103,997
Lancaster Colony Corp. (Miscellaneous Manufacturing)	38	2,322
Lear Corp. (Auto Parts & Equipment)	209	10,688
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	285	7,493
Lennar Corp. - Class A (Home Builders)	304	5,773
LKQ Corp.* (Distribution/Wholesale)	266	6,709
Lorillard, Inc. (Agriculture)	285	30,353
M.D.C. Holdings, Inc. (Home Builders)	76	2,218
Mattel, Inc. (Toys/Games/Hobbies)	684	18,276
McCormick & Co., Inc. (Food)	228	11,199
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	399	26,685
Mohawk Industries, Inc.* (Textiles)	114	6,845
Molson Coors Brewing Co. - Class B (Beverages)	304	14,820
Monsanto Co. (Agriculture)	1,045	71,102
Newell Rubbermaid, Inc. (Housewares)	551	10,502
NIKE, Inc. - Class B (Apparel)	570	46,922
Nu Skin Enterprises, Inc. (Retail)	114	3,658
NVR, Inc.* (Home Builders)	19	14,047
PepsiCo, Inc. (Beverages)	3,040	209,426
Philip Morris International, Inc. (Commercial Services)	3,439	238,804
Phillips-Van Heusen Corp. (Apparel)	114	8,027
Polaris Industries, Inc. (Leisure Time)	57	6,010
Polo Ralph Lauren Corp. (Apparel)	114	14,908
Pool Corp. (Distribution/Wholesale)	95	2,875
Procter & Gamble Co. (Cosmetics/Personal Care)	5,358	347,734
Pulte Group, Inc.* (Home Builders)	646	5,252
Ralcorp Holdings, Inc.* (Food)	114	8,869
Reynolds American, Inc. (Agriculture)	646	23,973

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sara Lee Corp. (Food)	1,121	$21,523
Skechers U.S.A., Inc. - Class A* (Apparel)	76	1,448
Smithfield Foods, Inc.* (Food)	304	7,162
Snap-on, Inc. (Hand/Machine Tools)	114	7,042
Stanley Black & Decker, Inc. (Hand/Machine Tools)	323	23,466
Take-Two Interactive Software, Inc.* (Software)	171	2,767
Tempur-Pedic International, Inc.* (Home Furnishings)	133	8,350
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	114	5,268
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	228	22,116
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	456	8,276
The Hain Celestial Group, Inc.* (Food)	76	2,585
The Hershey Co. (Food)	304	17,544
The Jones Group, Inc. (Apparel)	171	2,331
The Middleby Corp.* (Machinery - Diversified)	38	3,407
The Ryland Group, Inc. (Home Builders)	76	1,316
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	95	5,365
The Timberland Co. - Class A* (Apparel)	76	3,434
The Warnaco Group, Inc.* (Apparel)	76	4,891
Thor Industries, Inc. (Home Builders)	76	2,357
TiVo, Inc.* (Home Furnishings)	228	2,182
Toll Brothers, Inc.* (Home Builders)	266	5,589
Tootsie Roll Industries, Inc. (Food)	38	1,126
TreeHouse Foods, Inc.* (Food)	76	4,611
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	190	10,841
Tupperware Corp. (Household Products/Wares)	114	7,258
Tyson Foods, Inc. - Class A (Food)	589	11,721
Under Armour, Inc. - Class A* (Retail)	76	5,203
Universal Corp. (Agriculture)	38	1,648
V.F. Corp. (Apparel)	171	17,196
Visteon Corp.* (Auto Parts & Equipment)	95	6,406
WABCO Holdings, Inc.* (Auto Parts & Equipment)	114	8,419
WD-40 Co. (Household Products/Wares)	38	1,577
Whirlpool Corp. (Home Furnishings)	152	13,099
Wolverine World Wide, Inc. (Apparel)	95	3,770

TOTAL COMMON STOCKS (Cost $2,484,832)		2,831,101

	Principal Amount	Value
Repurchase Agreements (a)(b) (26.2%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $996,001	$996,000	$996,000

TOTAL REPURCHASE AGREEMENTS (Cost $996,000)		996,000

TOTAL INVESTMENT SECURITIES (Cost $3,480,832)—100.5%		3,827,101
Net other assets (liabilities) — (0.5)%		(20,508)

NET ASSETS — 100.0%		$3,806,593

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $419,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$1,715,660	$37,273
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	1,163,170	24,185
		$61,458

See accompanying notes to schedules of portfolio investments.

Consumer Goods UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Agriculture	$297,167	7.8%
Apparel	159,248	4.2%
Auto Manufacturers	139,959	3.7%
Auto Parts & Equipment	126,935	3.3%
Beverages	581,920	15.3%
Commercial Services	238,804	6.3%
Cosmetics/Personal Care	480,371	12.6%
Distribution/Wholesale	27,256	0.7%
Electrical Components & Equipment	10,046	0.3%
Electronics	8,339	0.2%
Environmental Control	3,687	0.1%
Food	373,742	9.8%
Hand/Machine Tools	30,508	0.8%
Home Builders	44,741	1.2%
Home Furnishings	30,086	0.8%
Household Products/Wares	110,483	2.9%
Housewares	10,502	0.3%
Leisure Time	26,289	0.7%
Machinery - Diversified	5,648	0.1%
Miscellaneous Manufacturing	11,241	0.3%
Office Furnishings	5,058	0.1%
Pharmaceuticals	36,920	1.0%
Retail	8,861	0.2%
Software	27,489	0.7%
Textiles	6,845	0.2%
Toys/Games/Hobbies	28,956	0.7%
Other**	975,492	25.7%
Total	$3,806,593	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (71.9%)
99 Cents Only Stores* (Retail)	88	$1,774
Aaron’s, Inc. (Home Furnishings)	110	3,167
Abercrombie & Fitch Co. - Class A (Retail)	132	9,346
Acxiom Corp.* (Software)	110	1,602
Advance Auto Parts, Inc. (Retail)	132	8,641
Aeropostale, Inc.* (Retail)	132	3,370
Alaska Air Group, Inc.* (Airlines)	66	4,347
Amazon.com, Inc.* (Internet)	528	103,752
American Eagle Outfitters, Inc. (Retail)	286	4,450
AmerisourceBergen Corp. (Pharmaceuticals)	418	16,987
AMR Corp.* (Airlines)	506	2,970
Ann, Inc.* (Retail)	88	2,746
Apollo Group, Inc. - Class A* (Commercial Services)	198	7,926
Arbitron, Inc. (Commercial Services)	44	1,702
Ascena Retail Group, Inc.* (Retail)	88	2,754
AutoNation, Inc.* (Retail)	66	2,238
AutoZone, Inc.* (Retail)	44	12,425
Avis Budget Group, Inc.* (Commercial Services)	154	2,920
Bally Technologies, Inc.* (Entertainment)	88	3,431
Bed Bath & Beyond, Inc.* (Retail)	374	20,989
Best Buy Co., Inc. (Retail)	484	15,110
Big Lots, Inc.* (Retail)	110	4,522
BJ’s Wholesale Club, Inc.* (Retail)	88	4,516
Bob Evans Farms, Inc. (Retail)	44	1,380
Boyd Gaming Corp.* (Lodging)	88	787
Brinker International, Inc. (Retail)	132	3,180
Cablevision Systems Corp.-Class A (Media)	352	12,401
Cardinal Health, Inc. (Pharmaceuticals)	528	23,068
Career Education Corp.* (Commercial Services)	110	2,399
Carmax, Inc.* (Retail)	330	11,451
Carnival Corp. - Class A (Leisure Time)	616	23,451
Casey’s General Stores, Inc. (Retail)	66	2,576
CBS Corp. - Class B (Media)	946	23,858
CEC Entertainment, Inc. (Retail)	22	832
Cheesecake Factory, Inc.* (Retail)	88	2,589
Chemed Corp. (Commercial Services)	44	3,064
Chico’s FAS, Inc. (Retail)	264	3,862
Chipotle Mexican Grill, Inc. - Class A* (Retail)	44	11,739
Choice Hotels International, Inc. (Lodging)	44	1,645
Collective Brands, Inc.* (Retail)	88	1,848
Comcast Corp. - Class A (Media)	3,102	81,396
Comcast Corp. - Special Class A (Media)	1,100	27,005
Copart, Inc.* (Retail)	110	4,991
Costco Wholesale Corp. (Retail)	660	53,407
Cracker Barrel Old Country Store, Inc. (Retail)	44	2,254
CTC Media, Inc. (Media)	88	2,074
CVS Caremark Corp. (Retail)	2,046	74,147
Darden Restaurants, Inc. (Retail)	220	10,333
Delta Air Lines, Inc.* (Airlines)	1,254	13,017
DeVry, Inc. (Commercial Services)	88	4,655
Dick’s Sporting Goods, Inc.* (Retail)	132	5,403
Dillards, Inc. - Class A (Retail)	66	3,169
DIRECTV - Class A* (Media)	1,254	60,932
Discovery Communications, Inc. - Class A* (Media)	198	8,763
Discovery Communications, Inc. - Class C* (Media)	220	8,681
DISH Network Corp. - Class A* (Media)	308	7,712
Dolby Laboratories, Inc. - Class A* (Electronics)	88	4,405
Dollar Tree, Inc.* (Retail)	198	11,385
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	88	2,331
Dun & Bradstreet Corp. (Software)	66	5,424
eBay, Inc.* (Internet)	1,694	58,274
Expedia, Inc. (Internet)	308	7,709
FactSet Research Systems, Inc. (Computers)	66	7,221
Family Dollar Stores, Inc. (Retail)	176	9,541
Foot Locker, Inc. (Retail)	242	5,208
GameStop Corp. - Class A* (Retail)	220	5,650
Gannett Co., Inc. (Media)	352	5,301
Gaylord Entertainment Co.* (Lodging)	44	1,578
Genesco, Inc.* (Retail)	44	1,777
Group 1 Automotive, Inc. (Retail)	44	1,894
GSI Commerce, Inc.* (Internet)	88	2,576
GUESS?, Inc. (Apparel)	88	3,783
H & R Block, Inc. (Commercial Services)	462	7,988
Hertz Global Holdings, Inc.* (Commercial Services)	352	6,058
Hillenbrand, Inc. (Commercial Services)	88	2,017
Home Depot, Inc. (Retail)	2,464	91,513
HSN, Inc.* (Retail)	66	2,190
Hyatt Hotels Corp. - Class A* (Lodging)	44	1,950
IHS, Inc. - Class A* (Computers)	66	5,824
International Game Technology (Entertainment)	440	7,784
International Speedway Corp. (Entertainment)	44	1,346
Interpublic Group of Cos., Inc. (Advertising)	726	8,530
Interval Leisure Group, Inc.* (Leisure Time)	66	1,061
ITT Educational Services, Inc.* (Commercial Services)	44	3,156
J.C. Penney Co., Inc. (Retail)	308	11,843
Jack in the Box, Inc.* (Retail)	88	1,817
JetBlue Airways Corp.* (Airlines)	374	2,117
John Wiley & Sons, Inc. (Media)	88	4,482
Kohls Corp. (Retail)	418	22,033
Kroger Co. (Food)	902	21,928
Lamar Advertising Co.* (Advertising)	88	2,862
Las Vegas Sands Corp.* (Lodging)	682	32,061
Liberty Global, Inc. - Class A* (Media)	176	8,184
Liberty Global, Inc. - Series C* (Media)	176	7,813

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty Media Holding Corp. - Capital Series A* (Media)	110	$9,050
Liberty Media Holding Corp. - Interactive Series A* (Internet)	858	14,998
Liberty Media-Starz - Series A* (Media)	88	6,763
Life Time Fitness, Inc.* (Leisure Time)	66	2,582
Limited, Inc. (Retail)	418	17,205
Live Nation, Inc.* (Commercial Services)	220	2,440
Lowe’s Cos., Inc. (Retail)	2,090	54,862
Macy’s, Inc. (Retail)	638	15,255
Madison Square Garden, Inc. - Class A* (Entertainment)	88	2,407
Marriott International, Inc. - Class A (Lodging)	484	17,090
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	44	1,766
McDonald’s Corp. (Retail)	1,562	122,320
McGraw-Hill Cos., Inc. (Media)	462	18,697
McKesson Corp. (Commercial Services)	374	31,046
Meredith Corp. (Media)	44	1,470
MGM Resorts International* (Commercial Services)	484	6,127
Morningstar, Inc. (Commercial Services)	44	2,534
Neilsen Holdings N.V.* (Media)	110	3,288
Netflix, Inc.* (Internet)	66	15,356
News Corp. - Class A (Media)	2,728	48,613
News Corp. - Class B (Media)	660	12,474
Nordstrom, Inc. (Retail)	264	12,553
O’Reilly Automotive, Inc.* (Retail)	220	12,993
Office Depot, Inc.* (Retail)	418	1,802
OfficeMax, Inc.* (Retail)	132	1,315
Omnicare, Inc. (Pharmaceuticals)	176	5,530
Omnicom Group, Inc. (Advertising)	462	22,726
Orient-Express Hotels, Ltd. - Class A* (Lodging)	132	1,620
P.F. Chang’s China Bistro, Inc. (Retail)	44	1,764
Panera Bread Co. - Class A* (Retail)	44	5,329
Papa John’s International, Inc.* (Retail)	22	661
Penn National Gaming* (Entertainment)	110	4,401
PetSmart, Inc. (Retail)	176	7,422
Pinnacle Entertainment, Inc.* (Entertainment)	88	1,221
Priceline.com, Inc.* (Internet)	66	36,103
RadioShack Corp. (Retail)	176	2,783
Regal Entertainment Group - Class A (Entertainment)	110	1,516
Regis Corp. (Retail)	88	1,496
Rent-A-Center, Inc. (Commercial Services)	88	2,680
Rite Aid Corp.* (Retail)	902	1,001
Rollins, Inc. (Commercial Services)	110	2,307
Ross Stores, Inc. (Retail)	176	12,969
Royal Caribbean Cruises, Ltd.* (Leisure Time)	198	7,884
Ruddick Corp. (Food)	66	2,740
Safeway, Inc. (Food)	572	13,905
Saks, Inc.* (Retail)	176	2,105
Sally Beauty Holdings, Inc.* (Retail)	154	2,278
Scholastic Corp. (Media)	44	1,156
Scientific Games Corp. - Class A* (Entertainment)	110	1,157
Scripps Networks Interactive - Class A (Entertainment)	132	6,787
Sears Holdings Corp.* (Retail)	66	5,674
Service Corp. International (Commercial Services)	374	4,402
Signet Jewelers, Ltd.* (Retail)	132	5,775
Six Flags Entertainment Corp. (Leisure Time)	44	3,015
SkyWest, Inc. (Airlines)	88	1,455
Sonic Corp.* (Retail)	88	987
Sotheby’s (Commercial Services)	110	5,557
Southwest Airlines Co. (Airlines)	1,122	13,183
Staples, Inc. (Retail)	1,100	23,254
Starbucks Corp. (Retail)	1,122	40,605
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	264	15,726
Strayer Education, Inc. (Commercial Services)	22	2,725
SuperValu, Inc. (Food)	330	3,716
Sysco Corp. (Food)	880	25,441
Target Corp. (Retail)	968	47,529
The Buckle, Inc. (Retail)	44	2,002
The Cato Corp. - Class A (Retail)	44	1,122
The Children’s Place Retail Stores, Inc.* (Retail)	44	2,339
The Gap, Inc. (Retail)	528	12,271
The Men’s Wearhouse, Inc. (Retail)	88	2,454
The New York Times Co. - Class A* (Media)	154	1,252
Tiffany & Co. (Retail)	198	13,749
Time Warner Cable, Inc. (Media)	528	41,253
Time Warner, Inc. (Media)	1,672	63,302
TJX Cos., Inc. (Retail)	594	31,850
Tractor Supply Co. (Retail)	110	6,806
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	66	3,511
United Continental Holdings, Inc.* (Airlines)	484	11,045
United Natural Foods, Inc.* (Food)	66	2,818
Urban Outfitters, Inc.* (Retail)	198	6,229
US Airways Group, Inc.* (Airlines)	242	2,200
Vail Resorts, Inc.* (Entertainment)	44	2,156
Valassis Communications, Inc.* (Commercial Services)	66	1,903
ValueClick, Inc.* (Internet)	132	2,211
VCA Antech, Inc.* (Pharmaceuticals)	132	3,247
Viacom, Inc. - Class B (Media)	836	42,770
Wal-Mart Stores, Inc. (Retail)	3,036	166,919
Walgreen Co. (Retail)	1,386	59,210
Walt Disney Co. (Media)	2,684	115,680
Washington Post Co. - Class B (Media)	22	9,590
WebMD Health Corp.* (Internet)	88	5,093
Weight Watchers International, Inc. (Commercial Services)	44	3,421
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	506	2,439
Whole Foods Market, Inc. (Food)	198	12,426
Williams Sonoma, Inc. (Retail)	132	5,730

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WMS Industries, Inc.* (Leisure Time)	88	$2,886
Wyndham Worldwide Corp. (Lodging)	264	9,137
Wynn Resorts, Ltd. (Lodging)	132	19,424
YUM! Brands, Inc. (Retail)	704	37,763

TOTAL COMMON STOCKS (Cost $1,773,370)		2,618,167

	Principal Amount	Value
Repurchase Agreements (a)(b) (26.7%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $973,001	$973,000	$973,000

TOTAL REPURCHASE AGREEMENTS (Cost $973,000)		973,000

TOTAL INVESTMENT SECURITIES (Cost $2,746,370)—98.6%		3,591,167
Net other assets (liabilities) — 1.4%		50,570

NET ASSETS — 100.0%		$3,641,737

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $545,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$1,402,575	$24,692
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	1,437,966	25,126
		$49,818

Consumer Services UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Advertising	$34,118	0.9%
Airlines	50,334	1.4%
Apparel	3,783	0.1%
Commercial Services	107,027	2.9%
Computers	13,045	0.4%
Electronics	4,405	0.1%
Entertainment	34,537	0.9%
Food	82,974	2.3%
Home Furnishings	3,167	0.1%
Internet	246,072	6.8%
Leisure Time	40,879	1.1%
Lodging	101,018	2.8%
Media	633,960	17.4%
Miscellaneous Manufacturing	1,766	0.1%
Pharmaceuticals	48,832	1.3%
Retail	1,202,785	33.0%
Retail - Restaurants	2,439	0.1%
Software	7,026	0.2%
Other**	1,023,570	28.1%
Total	$3,641,737	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (76.3%)
ACE, Ltd. (Insurance)	1,107	$74,446
Affiliated Managers Group, Inc.* (Diversified Financial Services)	123	13,417
AFLAC, Inc. (Insurance)	1,599	89,848
Alexandria Real Estate Equities, Inc. (REIT)	246	20,209
Allied World Assurance Co. Holdings, Ltd. (Insurance)	123	7,991
Allstate Corp. (Insurance)	1,722	58,272
AMB Property Corp. (REIT)	615	22,386
American Campus Communities, Inc. (REIT)	246	8,647
American Capital Agency Corp. (REIT)	492	14,322
American Express Co. (Diversified Financial Services)	3,690	181,105
American Financial Group, Inc. (Insurance)	246	8,799
American International Group, Inc. (Insurance)	369	11,494
Ameriprise Financial, Inc. (Diversified Financial Services)	861	53,434
Annaly Mortgage Management, Inc. (REIT)	2,706	48,275
AON Corp. (Insurance)	984	51,335
Apartment Investment and Management Co. - Class A (REIT)	369	9,948
Arch Capital Group, Ltd.* (Insurance)	123	12,792
Argo Group International Holdings, Ltd. (Insurance)	123	3,863
Arthur J. Gallagher & Co. (Insurance)	369	10,989
Aspen Insurance Holdings, Ltd. (Insurance)	246	7,028
Associated Banc-Corp (Banks)	615	8,979
Assurant, Inc. (Insurance)	369	14,649
Assured Guaranty, Ltd. (Insurance)	615	10,455
Astoria Financial Corp. (Savings & Loans)	246	3,560
Avalonbay Communities, Inc. (REIT)	246	31,146
Axis Capital Holdings, Ltd. (Insurance)	369	13,048
BancorpSouth, Inc. (Banks)	246	3,333
Bank of America Corp. (Banks)	34,563	424,434
Bank of Hawaii Corp. (Banks)	123	6,001
Bank of New York Mellon Corp. (Banks)	4,305	124,673
BB&T Corp. (Banks)	2,337	62,912
Berkshire Hathaway, Inc. - Class B* (Insurance)	3,321	276,639
BioMed Realty Trust, Inc. (REIT)	492	9,761
BlackRock, Inc. (Diversified Financial Services)	369	72,302
BOK Financial Corp. (Banks)	123	6,615
Boston Properties, Inc. (REIT)	492	51,429
Brandywine Realty Trust (REIT)	492	6,248
BRE Properties, Inc. - Class A (REIT)	246	12,477
Brookfield Properties Corp. (Real Estate)	861	17,031
Brown & Brown, Inc. (Insurance)	369	9,539
Camden Property Trust (REIT)	246	15,436
Capital One Financial Corp. (Diversified Financial Services)	1,599	87,513
CapitalSource, Inc. (Diversified Financial Services)	984	6,573
Capitol Federal Financial, Inc. (Diversified Financial Services)	615	6,962
Cathay Bancorp, Inc. (Banks)	246	4,194
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	984	26,283
CBL & Associates Properties, Inc. (REIT)	492	9,136
Chimera Investment Corp. (REIT)	3,444	13,948
Chubb Corp. (Insurance)	1,107	72,165
Cincinnati Financial Corp. (Insurance)	492	15,587
CIT Group, Inc.* (Banks)	615	26,113
Citigroup, Inc.* (Diversified Financial Services)	99,384	456,173
City National Corp. (Banks)	123	7,025
CME Group, Inc. (Diversified Financial Services)	246	72,759
CNO Financial Group, Inc.* (Insurance)	738	5,948
Colonial Properties Trust (REIT)	246	5,205
Comerica, Inc. (Banks)	615	23,327
Commerce Bancshares, Inc. (Banks)	246	10,470
CommonWealth REIT (REIT)	246	6,738
Corporate Office Properties Trust (REIT)	246	8,662
Cullen/Frost Bankers, Inc. (Banks)	246	14,573
DCT Industrial Trust, Inc. (REIT)	861	5,002
Delphi Financial Group, Inc. - Class A (Insurance)	123	3,930
Developers Diversified Realty Corp. (REIT)	615	9,065
DiamondRock Hospitality Co. (REIT)	615	7,405
Digital Realty Trust, Inc. (REIT)	369	22,265
Discover Financial Services (Diversified Financial Services)	1,845	45,830
Douglas Emmett, Inc. (REIT)	369	7,679
Duke Realty Corp. (REIT)	861	13,130
DuPont Fabros Technology, Inc. (REIT)	246	6,017
E*TRADE Financial Corp.* (Diversified Financial Services)	738	11,985
East West Bancorp, Inc. (Banks)	492	10,396
EastGroup Properties, Inc. (REIT)	123	5,665
Eaton Vance Corp. (Diversified Financial Services)	369	12,461
Endurance Specialty Holdings, Ltd. (Insurance)	123	5,454
Entertainment Properties Trust (REIT)	123	5,856
Equifax, Inc. (Commercial Services)	369	13,849
Equity Lifestyle Properties, Inc. (REIT)	123	7,360
Equity Residential (REIT)	984	58,764
Erie Indemnity Co. - Class A (Insurance)	123	8,909
Essex Property Trust, Inc. (REIT)	123	16,664
Everest Re Group, Ltd. (Insurance)	123	11,208
Extra Space Storage, Inc. (REIT)	246	5,326
F.N.B. Corp. (Banks)	369	4,041
Federal Realty Investment Trust (REIT)	246	21,540

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federated Investors, Inc. - Class B (Diversified Financial Services)	369	$9,513
Fidelity National Title Group, Inc. - Class A (Insurance)	738	11,395
Fifth Third Bancorp (Banks)	3,198	42,437
First American Financial Corp. (Insurance)	369	5,756
First Financial Bankshares, Inc. (Banks)	123	6,817
First Horizon National Corp. (Banks)	862	9,436
First Midwest Bancorp, Inc. (Banks)	246	3,223
First Niagara Financial Group, Inc. (Savings & Loans)	1,107	15,941
FirstMerit Corp. (Banks)	369	6,446
Forest City Enterprises, Inc. - Class A* (Real Estate)	369	7,088
Forestar Group, Inc.* (Real Estate)	123	2,419
Franklin Resources, Inc. (Diversified Financial Services)	492	63,527
Franklin Street Properties Corp. (REIT)	246	3,478
Fulton Financial Corp. (Banks)	738	8,620
General Growth Properties, Inc. (REIT)	1,353	22,595
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	1,722	20,991
Glacier Bancorp, Inc. (Banks)	246	3,697
Greenhill & Co., Inc. (Diversified Financial Services)	123	7,257
Hancock Holding Co. (Banks)	123	4,017
Hanover Insurance Group, Inc. (Insurance)	123	5,193
Hartford Financial Services Group, Inc. (Insurance)	1,476	42,760
Hatteras Financial Corp. (REIT)	246	6,989
HCC Insurance Holdings, Inc. (Insurance)	369	12,007
HCP, Inc. (REIT)	1,230	48,733
Health Care REIT, Inc. (REIT)	615	33,069
Healthcare Realty Trust, Inc. (REIT)	246	5,619
Highwoods Properties, Inc. (REIT)	246	9,077
Home Properties, Inc. (REIT)	123	7,798
Horace Mann Educators Corp. (Insurance)	123	2,199
Hospitality Properties Trust (REIT)	369	8,911
Host Hotels & Resorts, Inc. (REIT)	2,337	41,575
Hudson City Bancorp, Inc. (Savings & Loans)	1,722	16,411
Huntington Bancshares, Inc. (Banks)	2,952	20,044
IBERIABANK Corp. (Banks)	123	7,381
IntercontinentalExchange, Inc.* (Diversified Financial Services)	246	29,606
International Bancshares Corp. (Banks)	246	4,335
Invesco, Ltd. (Diversified Financial Services)	1,599	39,767
Investment Technology Group, Inc.* (Diversified Financial Services)	123	2,105
J.P. Morgan Chase & Co. (Diversified Financial Services)	13,407	611,761
Janus Capital Group, Inc. (Diversified Financial Services)	615	7,485
Jefferies Group, Inc. (Diversified Financial Services)	369	8,919
Jones Lang LaSalle, Inc. (Real Estate)	123	12,593
KBW, Inc. (Diversified Financial Services)	123	2,795
KeyCorp (Banks)	3,075	26,660
Kilroy Realty Corp. (REIT)	123	5,159
Kimco Realty Corp. (REIT)	1,353	26,438
LaSalle Hotel Properties (REIT)	246	6,922
Legg Mason, Inc. (Diversified Financial Services)	492	18,278
Lexington Realty Trust (REIT)	369	3,683
Liberty Property Trust (REIT)	369	12,978
Lincoln National Corp. (Insurance)	1,107	34,572
Loews Corp. (Insurance)	1,107	48,996
M&T Bank Corp. (Banks)	369	32,609
Mack-Cali Realty Corp. (REIT)	246	8,689
Marsh & McLennan Cos., Inc. (Insurance)	1,845	55,867
Marshall & Ilsley Corp. (Banks)	1,845	15,074
MasterCard, Inc. - Class A (Software)	369	101,803
MB Financial, Inc. (Banks)	123	2,545
MBIA, Inc.* (Insurance)	492	5,077
Mercury General Corp. (Insurance)	123	4,888
MetLife, Inc. (Insurance)	2,829	132,369
MF Global Holdings, Ltd.* (Diversified Financial Services)	615	5,172
MFA Financial, Inc. (REIT)	1,230	9,815
MGIC Investment Corp.* (Insurance)	738	6,391
Mid-America Apartment Communities, Inc. (REIT)	123	8,223
Montpelier Re Holdings, Ltd. (Insurance)	246	4,450
Moody’s Corp. (Commercial Services)	738	28,885
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,674	122,225
MSCI, Inc. - Class A* (Software)	369	13,088
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	492	13,333
National Penn Bancshares, Inc. (Banks)	492	4,039
National Retail Properties, Inc. (REIT)	246	6,480
Nationwide Health Properties, Inc. (REIT)	492	21,550
New York Community Bancorp (Savings & Loans)	1,476	24,502
Northern Trust Corp. (Banks)	861	43,041
NYSE Euronext (Diversified Financial Services)	861	34,483
Old National Bancorp (Banks)	246	2,546
Old Republic International Corp. (Insurance)	861	10,909
OMEGA Healthcare Investors, Inc. (REIT)	369	8,472
optionsXpress Holdings, Inc. (Diversified Financial Services)	123	2,268
PacWest Bancorp (Banks)	123	2,828
PartnerRe, Ltd. (Insurance)	246	19,769
People’s United Financial, Inc. (Banks)	1,230	16,839
Piedmont Office Realty Trust, Inc. - Class A (REIT)	615	12,238
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	123	4,410

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Platinum Underwriters Holdings, Ltd. (Insurance)	123	$4,651
Plum Creek Timber Co., Inc. (Forest Products & Paper)	615	26,500
PNC Financial Services Group (Banks)	1,845	115,017
Popular, Inc.* (Banks)	3,567	11,236
Post Properties, Inc. (REIT)	123	4,994
Potlatch Corp. (Forest Products & Paper)	123	4,759
Principal Financial Group, Inc. (Insurance)	984	33,210
PrivateBancorp, Inc. (Banks)	246	3,872
ProAssurance Corp.* (Insurance)	123	8,167
Progressive Corp. (Insurance)	2,091	45,877
ProLogis (REIT)	1,968	32,059
Prosperity Bancshares, Inc. (Banks)	123	5,640
Protective Life Corp. (Insurance)	246	6,620
Provident Financial Services, Inc. (Savings & Loans)	246	3,572
Prudential Financial, Inc. (Insurance)	1,599	101,409
Public Storage, Inc. (REIT)	492	57,717
Radian Group, Inc. (Insurance)	492	2,918
Raymond James Financial Corp. (Diversified Financial Services)	369	13,837
Rayonier, Inc. (Forest Products & Paper)	246	16,325
Realty Income Corp. (REIT)	369	13,118
Redwood Trust, Inc. (REIT)	246	3,894
Regency Centers Corp. (REIT)	246	11,577
Regions Financial Corp. (Banks)	4,305	31,599
Reinsurance Group of America, Inc. (Insurance)	246	15,572
RenaissanceRe Holdings (Insurance)	246	17,289
SEI Investments Co. (Software)	492	10,986
Selective Insurance Group, Inc. (Insurance)	123	2,170
Senior Housing Properties Trust (REIT)	492	11,670
Signature Bank* (Banks)	123	7,160
Simon Property Group, Inc. (REIT)	984	112,707
SL Green Realty Corp. (REIT)	246	20,302
SLM Corp.* (Diversified Financial Services)	1,722	28,568
St. Joe Co.* (Real Estate)	369	9,638
StanCorp Financial Group, Inc. (Insurance)	123	5,301
State Street Corp. (Banks)	1,722	80,159
Sterling Bancshares, Inc. (Banks)	369	3,280
Stifel Financial Corp.* (Diversified Financial Services)	123	5,619
Sunstone Hotel Investors, Inc.* (REIT)	369	3,860
SunTrust Banks, Inc. (Banks)	1,722	48,543
Susquehanna Bancshares, Inc. (Banks)	492	4,536
SVB Financial Group* (Banks)	123	7,434
Synovus Financial Corp. (Banks)	2,460	6,150
T. Rowe Price Group, Inc. (Diversified Financial Services)	861	55,319
Tanger Factory Outlet Centers, Inc. (REIT)	246	6,797
Taubman Centers, Inc. (REIT)	246	14,305
TCF Financial Corp. (Banks)	492	7,670
TD Ameritrade Holding Corp. (Diversified Financial Services)	738	15,897
TFS Financial Corp. (Savings & Loans)	369	4,015
The Charles Schwab Corp. (Diversified Financial Services)	3,321	60,808
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,476	222,891
The Howard Hughes Corp.* (Real Estate)	123	7,967
The Macerich Co. (REIT)	492	25,987
The Travelers Cos., Inc. (Insurance)	1,476	93,401
Torchmark Corp. (Insurance)	246	16,462
Tower Group, Inc. (Insurance)	123	2,813
Transatlantic Holdings, Inc. (Insurance)	246	12,125
Trustmark Corp. (Banks)	246	5,717
U.S. Bancorp (Banks)	6,519	168,321
UDR, Inc. (REIT)	615	15,922
UMB Financial Corp. (Banks)	123	5,180
Umpqua Holdings Corp. (Banks)	369	4,284
United Bankshares, Inc. (Banks)	123	3,218
Unitrin, Inc. (Insurance)	123	3,720
UnumProvident Corp. (Insurance)	1,107	29,313
Validus Holdings, Ltd. (Insurance)	246	8,005
Valley National Bancorp (Banks)	615	8,807
Ventas, Inc. (REIT)	615	34,397
Visa, Inc. - Class A (Commercial Services)	1,722	134,523
Vornado Realty Trust (REIT)	615	59,458
W.R. Berkley Corp. (Insurance)	492	16,044
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	246	10,088
Washington Federal, Inc. (Savings & Loans)	369	5,937
Washington REIT (REIT)	246	7,970
Webster Financial Corp. (Banks)	246	5,294
Weingarten Realty Investors (REIT)	369	9,745
Wells Fargo & Co. (Banks)	17,097	497,694
Westamerica Bancorp (Banks)	123	6,247
Western Union Co. (Commercial Services)	2,214	47,047
Weyerhaeuser Co. (Forest Products & Paper)	1,845	42,453
Whitney Holding Corp. (Banks)	369	4,996
Willis Group Holdings PLC (Insurance)	615	25,412
Wintrust Financial Corp. (Banks)	123	4,144
XL Group PLC (Insurance)	1,107	27,033

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zions Bancorp (Banks)	615	$15,037

TOTAL COMMON STOCKS (Cost $5,383,541)		8,010,745

Rights/Warrants (NM)
American International Group, Inc.* (Diversified Financial Services)	1	8

TOTAL RIGHTS/WARRANTS (Cost $15)		8

	Principal Amount	Value
Repurchase Agreements (a)(b) (24.4%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $2,559,002	$2,559,000	$2,559,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,559,000)		2,559,000

TOTAL INVESTMENT SECURITIES (Cost $7,942,556)—100.7%		10,569,753
Net other assets (liabilities) — (0.7)%		(72,313)

NET ASSETS — 100.0%		$10,497,440

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $1,678,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$4,253,793	$56,006
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	3,432,401	64,305
		$120,311

Financials UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Banks	$2,060,955	19.6%
Commercial Services	224,304	2.1%
Diversified Financial Services	2,437,444	23.2%
Forest Products & Paper	90,037	0.9%
Insurance	1,664,498	15.9%
REIT	1,250,681	11.9%
Real Estate	83,019	0.8%
Savings & Loans	73,938	0.7%
Software	125,877	1.2%
Other**	2,486,687	23.7%
Total	$10,497,440	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (73.2%)
Abbott Laboratories (Pharmaceuticals)	13,248	$689,426
Acorda Therapeutics, Inc.* (Biotechnology)	288	8,076
Aetna, Inc. (Healthcare - Services)	3,312	137,051
Alere, Inc.* (Healthcare - Products)	720	26,741
Alexion Pharmaceuticals, Inc.* (Biotechnology)	720	69,761
Alkermes, Inc.* (Pharmaceuticals)	864	12,459
Allergan, Inc. (Pharmaceuticals)	2,592	206,220
Amedisys, Inc.* (Healthcare - Services)	288	9,596
American Medical Systems Holdings, Inc.* (Healthcare - Products)	576	16,992
AMERIGROUP Corp.* (Healthcare - Services)	432	29,506
Amgen, Inc.* (Biotechnology)	8,064	458,438
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	1,152	15,322
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	432	10,524
Bard (C.R.), Inc. (Healthcare - Products)	864	92,232
Baxter International, Inc. (Healthcare - Products)	5,040	286,776
Beckman Coulter, Inc. (Healthcare - Products)	576	47,722
Becton, Dickinson & Co. (Healthcare - Products)	1,872	160,880
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	144	18,017
Biogen Idec, Inc.* (Biotechnology)	2,016	196,258
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	864	23,233
Boston Scientific Corp.* (Healthcare - Products)	12,960	97,070
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,688	412,733
Brookdale Senior Living, Inc.* (Healthcare - Services)	720	19,613
CareFusion Corp.* (Healthcare - Products)	1,872	54,981
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	288	17,153
Celera Corp.* (Biotechnology)	720	5,695
Celgene Corp.* (Biotechnology)	4,032	237,404
Centene Corp.* (Healthcare - Services)	432	15,651
Cephalon, Inc.* (Pharmaceuticals)	720	55,296
Cepheid, Inc.* (Healthcare - Products)	576	18,611
Charles River Laboratories International, Inc.* (Biotechnology)	432	18,226
CIGNA Corp. (Insurance)	2,304	107,896
Community Health Systems, Inc.* (Healthcare - Services)	864	26,551
Cooper Cos., Inc. (Healthcare - Products)	432	32,357
Covance, Inc.* (Healthcare - Services)	576	36,058
Coventry Health Care, Inc.* (Healthcare - Services)	1,296	41,822
Covidien PLC (Healthcare - Products)	4,176	232,561
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	432	14,623
DaVita, Inc.* (Healthcare - Services)	864	76,110
Dendreon Corp.* (Biotechnology)	1,296	56,285
DENTSPLY International, Inc. (Healthcare - Products)	1,296	48,652
Edwards Lifesciences Corp.* (Healthcare - Products)	1,008	87,041
Eli Lilly & Co. (Pharmaceuticals)	8,352	309,108
Emergency Medical Services Corp. - Class A* (Commercial Services)	288	18,374
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	864	33,834
Express Scripts, Inc.* (Pharmaceuticals)	4,176	236,946
Forest Laboratories, Inc.* (Pharmaceuticals)	2,448	81,176
Gen-Probe, Inc.* (Healthcare - Products)	432	35,821
Gilead Sciences, Inc.* (Pharmaceuticals)	6,768	262,869
Haemonetics Corp.* (Healthcare - Products)	144	10,109
Health Management Associates, Inc. - Class A* (Healthcare - Services)	2,160	24,365
Health Net, Inc.* (Healthcare - Services)	864	28,771
HEALTHSOUTH Corp.* (Healthcare - Services)	864	22,144
HealthSpring, Inc.* (Healthcare - Services)	432	17,924
Henry Schein, Inc.* (Healthcare - Products)	720	52,610
Hill-Rom Holdings, Inc. (Healthcare - Products)	576	25,926
HMS Holdings Corp.* (Commercial Services)	288	22,668
Hologic, Inc.* (Healthcare - Products)	2,160	47,563
Hospira, Inc.* (Pharmaceuticals)	1,440	81,691
Human Genome Sciences, Inc.* (Biotechnology)	1,584	46,680
Humana, Inc.* (Healthcare - Services)	1,440	109,613
IDEXX Laboratories, Inc.* (Healthcare - Products)	432	35,178
Illumina, Inc.* (Biotechnology)	1,008	71,548
Immucor, Inc.* (Healthcare - Products)	576	12,574
Incyte, Corp.* (Biotechnology)	1,008	18,628
InterMune, Inc.* (Biotechnology)	432	19,284
Intuitive Surgical, Inc.* (Healthcare - Products)	288	100,714
Invacare Corp. (Healthcare - Products)	288	9,475
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	864	8,104
Johnson & Johnson (Healthcare - Products)	23,472	1,542,580
Kinetic Concepts, Inc.* (Healthcare - Products)	576	34,001
Laboratory Corp. of America Holdings* (Healthcare - Services)	864	83,350
Life Technologies Corp.* (Biotechnology)	1,584	87,437

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LifePoint Hospitals, Inc.* (Healthcare - Services)	432	$17,976
Lincare Holdings, Inc. (Healthcare - Services)	864	27,147
Magellan Health Services, Inc.* (Healthcare - Services)	288	14,982
Masimo Corp. (Healthcare - Products)	432	15,029
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,600	213,588
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	576	20,425
Mednax, Inc.* (Healthcare - Services)	432	30,637
Medtronic, Inc. (Healthcare - Products)	9,216	384,768
Merck & Co., Inc. (Pharmaceuticals)	26,352	947,354
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,744	93,301
Myriad Genetics, Inc.* (Biotechnology)	720	15,437
Nektar Therapeutics* (Biotechnology)	1,008	10,463
NuVasive, Inc.* (Healthcare - Products)	288	8,896
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	576	21,640
Owens & Minor, Inc. (Distribution/Wholesale)	576	19,843
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	288	9,919
PAREXEL International Corp.* (Commercial Services)	432	11,992
Patterson Cos., Inc. (Healthcare - Products)	864	29,989
PDL BioPharma, Inc. (Biotechnology)	1,152	7,396
Perrigo Co. (Pharmaceuticals)	720	65,059
Pfizer, Inc. (Pharmaceuticals)	68,976	1,445,737
Pharmaceutical Product Development, Inc. (Commercial Services)	1,008	31,097
PSS World Medical, Inc.* (Healthcare - Products)	432	12,424
Quest Diagnostics, Inc. (Healthcare - Services)	1,296	73,069
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	576	29,439
ResMed, Inc.* (Healthcare - Products)	1,296	41,329
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	432	16,973
Savient Pharmaceuticals, Inc.* (Biotechnology)	576	6,687
Sirona Dental Systems, Inc.* (Healthcare - Products)	288	16,436
St. Jude Medical, Inc. (Healthcare - Products)	2,880	153,907
STERIS Corp. (Healthcare - Products)	432	15,569
Stryker Corp. (Healthcare - Products)	2,592	152,928
Talecris Biotherapeutics Holdings Corp.* (Pharmaceuticals)	576	16,082
Techne Corp. (Healthcare - Products)	288	22,380
Teleflex, Inc. (Miscellaneous Manufacturing)	288	18,147
Tenet Healthcare Corp.* (Healthcare - Services)	4,176	28,940
Theravance, Inc.* (Pharmaceuticals)	576	15,984
Thermo Fisher Scientific, Inc.* (Electronics)	3,456	207,325
Thoratec Corp.* (Healthcare - Products)	432	13,262
United Therapeutics Corp.* (Pharmaceuticals)	432	28,927
UnitedHealth Group, Inc. (Healthcare - Services)	9,360	460,793
Universal Health Services, Inc. - Class B (Healthcare - Services)	720	39,442
Varian Medical Systems, Inc.* (Healthcare - Products)	1,008	70,762
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,728	95,075
Warner Chilcott PLC - Class A (Pharmaceuticals)	1,008	23,234
Waters Corp.* (Electronics)	720	70,560
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,152	71,447
WellCare Health Plans, Inc.* (Healthcare - Services)	432	18,926
WellPoint, Inc. (Healthcare - Services)	3,312	254,329
West Pharmaceutical Services, Inc. (Healthcare - Products)	288	13,605
Zimmer Holdings, Inc.* (Healthcare - Products)	1,728	112,752

TOTAL COMMON STOCKS (Cost $11,834,418)		13,262,092

	Principal Amount	Value
Repurchase Agreements (a)(b) (23.4%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $4,234,004	$4,234,000	$4,234,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,234,000)		4,234,000

TOTAL INVESTMENT SECURITIES (Cost $16,068,418)—96.6%		17,496,092
Net other assets (liabilities) — 3.4%		608,197

NET ASSETS — 100.0%		$18,104,289

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $2,795,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$7,627,945	$180,683
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	6,275,324	126,599
		$307,282

Health Care UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Biotechnology	$1,476,234	8.1%
Commercial Services	84,131	0.5%
Distribution/Wholesale	19,843	0.1%
Electronics	277,885	1.5%
Healthcare - Products	4,183,727	23.1%
Healthcare - Services	1,644,366	9.1%
Insurance	107,896	0.6%
Miscellaneous Manufacturing	18,147	0.1%
Pharmaceuticals	5,449,863	30.1%
Other**	4,842,197	26.8%
Total	$18,104,289	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (76.9%)
3M Co. (Miscellaneous Manufacturing)	4,428	$430,446
AAR Corp. (Aerospace/Defense)	246	6,406
ABM Industries, Inc. (Commercial Services)	246	5,983
Accenture PLC - Class A (Computers)	4,428	252,972
Actuant Corp. - Class A (Miscellaneous Manufacturing)	492	13,658
Acuity Brands, Inc. (Miscellaneous Manufacturing)	246	14,465
Aecom Technology Corp.* (Engineering & Construction)	738	20,118
AGCO Corp.* (Machinery - Diversified)	615	35,412
Agilent Technologies, Inc.* (Electronics)	2,337	116,640
Alexander & Baldwin, Inc. (Transportation)	246	12,964
Alliance Data Systems Corp.* (Commercial Services)	369	35,055
Alliant Techsystems, Inc. (Aerospace/Defense)	246	17,380
American Superconductor Corp.* (Electrical Components & Equipment)	246	2,915
Ametek, Inc. (Electrical Components & Equipment)	1,107	50,966
Amphenol Corp. - Class A (Electronics)	1,230	68,769
Anixter International, Inc. (Telecommunications)	246	18,484
AptarGroup, Inc. (Miscellaneous Manufacturing)	369	19,354
Arkansas Best Corp. (Transportation)	123	2,830
Arrow Electronics, Inc.* (Electronics)	738	33,645
Astec Industries, Inc.* (Machinery - Construction & Mining)	123	4,770
Automatic Data Processing, Inc. (Software)	3,321	180,496
Avnet, Inc.* (Electronics)	984	35,739
AVX Corp. (Electronics)	369	6,018
Babcock & Wilcox Co.* (Machinery - Diversified)	738	23,181
Ball Corp. (Packaging & Containers)	1,230	45,891
BE Aerospace, Inc.* (Aerospace/Defense)	615	23,733
Belden, Inc. (Electrical Components & Equipment)	369	14,033
Bemis Co., Inc. (Packaging & Containers)	738	23,129
Benchmark Electronics, Inc.* (Electronics)	369	6,236
Black Box Corp. (Telecommunications)	123	4,298
Boeing Co. (Aerospace/Defense)	4,428	353,266
Brady Corp. - Class A (Electronics)	369	13,915
Broadridge Financial Solutions, Inc. (Software)	861	20,010
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	492	44,993
C.H. Robinson Worldwide, Inc. (Transportation)	1,107	88,759
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	369	18,280
Caterpillar, Inc. (Machinery - Construction & Mining)	3,936	454,254
Ceradyne, Inc.* (Miscellaneous Manufacturing)	123	5,764
Checkpoint Systems, Inc.* (Electronics)	246	5,181
Cintas Corp. (Textiles)	861	26,734
Clarcor, Inc. (Miscellaneous Manufacturing)	369	16,675
Clean Harbors, Inc.* (Environmental Control)	123	12,115
Cognex Corp. (Machinery - Diversified)	246	7,695
Coinstar, Inc.* (Commercial Services)	246	13,279
Con-way, Inc. (Transportation)	369	14,361
Convergys Corp.* (Commercial Services)	738	10,701
Cooper Industries PLC (Miscellaneous Manufacturing)	1,107	73,007
CoreLogic, Inc.* (Commercial Services)	738	13,587
Corrections Corp. of America* (Commercial Services)	738	18,369
Crane Co. (Miscellaneous Manufacturing)	369	18,417
Crown Holdings, Inc.* (Packaging & Containers)	1,107	41,402
CSX Corp. (Transportation)	2,583	203,256
Cummins, Inc. (Machinery - Diversified)	1,230	147,821
Curtiss-Wright Corp. (Aerospace/Defense)	369	12,269
Danaher Corp. (Miscellaneous Manufacturing)	3,444	190,247
Deere & Co. (Machinery - Diversified)	2,829	275,827
Deluxe Corp. (Commercial Services)	369	9,993
Dionex Corp.* (Electronics)	123	14,557
Donaldson Co., Inc. (Miscellaneous Manufacturing)	492	30,125
Dover Corp. (Miscellaneous Manufacturing)	1,230	83,689
Eagle Materials, Inc. - Class A (Building Materials)	246	7,156
Eaton Corp. (Miscellaneous Manufacturing)	2,337	125,100
EMCOR Group, Inc.* (Engineering & Construction)	492	15,237
Emerson Electric Co. (Electrical Components & Equipment)	5,166	313,886
EnerSys* (Electrical Components & Equipment)	369	13,981
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	123	4,512
Esterline Technologies Corp.* (Aerospace/Defense)	246	17,663
Euronet Worldwide, Inc.* (Commercial Services)	369	6,919
Expeditors International of Washington, Inc. (Transportation)	1,476	80,103
Fastenal Co. (Distribution/Wholesale)	984	66,017
FedEx Corp. (Transportation)	1,968	188,279

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fidelity National Information Services, Inc. (Software)	1,722	$56,998
Fiserv, Inc.* (Software)	984	60,329
Flextronics International, Ltd.* (Electronics)	5,166	36,007
FLIR Systems, Inc. (Electronics)	1,107	38,989
Flowserve Corp. (Machinery - Diversified)	369	46,723
Fluor Corp. (Engineering & Construction)	1,230	86,026
Fortune Brands, Inc. (Household Products/Wares)	984	64,039
Forward Air Corp. (Transportation)	246	8,271
Foster Wheeler AG* (Engineering & Construction)	738	26,251
FTI Consulting, Inc.* (Commercial Services)	369	14,723
G & K Services, Inc. (Textiles)	123	4,071
Gardner Denver, Inc. (Machinery - Diversified)	369	31,885
GATX Corp. (Trucking & Leasing)	246	10,398
General Cable Corp.* (Electrical Components & Equipment)	369	17,896
General Dynamics Corp. (Aerospace/Defense)	2,214	161,223
General Electric Co. (Miscellaneous Manufacturing)	72,939	1,491,603
Genesee & Wyoming, Inc. - Class A* (Transportation)	246	15,247
Genpact, Ltd.* (Commercial Services)	738	11,874
Global Payments, Inc. (Software)	492	26,194
Goodrich Corp. (Aerospace/Defense)	861	76,087
Graco, Inc. (Machinery - Diversified)	369	18,461
GrafTech International, Ltd.* (Electrical Components & Equipment)	861	19,975
Granite Construction, Inc. (Engineering & Construction)	246	6,686
Greif, Inc. - Class A (Packaging & Containers)	123	7,638
Harsco Corp. (Miscellaneous Manufacturing)	492	17,515
Heartland Express, Inc. (Transportation)	369	6,365
Hexcel Corp.* (Aerospace/Defense Equipment)	615	13,241
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,920	301,252
Hub Group, Inc. - Class A* (Transportation)	246	9,909
Hubbell, Inc. - Class B (Electrical Components & Equipment)	369	25,826
Huntington Ingalls Industries, Inc.* (Transportation)	246	9,840
IDEX Corp. (Machinery - Diversified)	492	23,085
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,952	172,426
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,214	111,807
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	246	6,226
Iron Mountain, Inc. (Commercial Services)	1,230	39,175
Itron, Inc.* (Electronics)	246	13,390
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,230	71,082
J.B. Hunt Transport Services, Inc. (Transportation)	615	29,323
Jabil Circuit, Inc. (Electronics)	1,353	26,844
Jack Henry & Associates, Inc. (Computers)	615	20,892
Jacobs Engineering Group, Inc.* (Engineering & Construction)	861	42,714
Joy Global, Inc. (Machinery - Construction & Mining)	738	74,501
Kaman Corp. (Aerospace/Defense)	123	4,576
Kansas City Southern Industries, Inc.* (Transportation)	738	42,885
Kaydon Corp. (Metal Fabricate/Hardware)	246	9,520
KBR, Inc. (Engineering & Construction)	984	37,756
Kennametal, Inc. (Hand/Machine Tools)	615	25,965
Kirby Corp.* (Transportation)	369	20,952
Knight Transportation, Inc. (Transportation)	369	6,646
L-3 Communications Holdings, Inc. (Aerospace/Defense)	738	59,180
Landstar System, Inc. (Transportation)	369	17,491
Lender Processing Services, Inc. (Diversified Financial Services)	615	18,099
Lennox International, Inc. (Building Materials)	369	17,937
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	246	19,331
Littelfuse, Inc. (Electrical Components & Equipment)	123	7,652
Lockheed Martin Corp. (Aerospace/Defense)	1,968	155,964
Louisiana-Pacific Corp.* (Forest Products & Paper)	861	8,007
Manitowoc Co. (Machinery - Diversified)	861	19,106
Manpower, Inc. (Commercial Services)	615	40,744
ManTech International Corp. - Class A* (Software)	123	5,398
Martin Marietta Materials (Building Materials)	369	33,649
Masco Corp. (Building Materials)	2,460	33,013
MDU Resources Group, Inc. (Electric)	1,230	29,385
MeadWestvaco Corp. (Forest Products & Paper)	1,107	37,295
Meritor, Inc.* (Auto Parts & Equipment)	615	10,584
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	246	46,100
Mine Safety Appliances Co. (Environmental Control)	246	9,761
Molex, Inc. (Electrical Components & Equipment)	492	13,284
Molex, Inc. - Class A (Electrical Components & Equipment)	492	11,080

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Monster Worldwide, Inc.* (Internet)	861	$14,129
Moog, Inc. - Class A* (Aerospace/Defense)	246	10,854
MSC Industrial Direct Co. - Class A (Retail)	369	26,417
Mueller Industries, Inc. (Metal Fabricate/Hardware)	246	9,624
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,107	4,871
Nalco Holding Co. (Environmental Control)	861	25,150
National Instruments Corp. (Computers)	616	18,674
Navistar International Corp.* (Auto Manufacturers)	369	25,653
NeuStar, Inc.* (Telecommunications)	492	13,230
Nordson Corp. (Machinery - Diversified)	492	28,029
Norfolk Southern Corp. (Transportation)	2,460	183,713
Northrop Grumman Corp. (Aerospace/Defense)	1,845	117,360
Old Dominion Freight Line, Inc.* (Transportation)	369	13,808
Orbital Sciences Corp.* (Aerospace/Defense)	369	6,948
Oshkosh Truck Corp.* (Auto Manufacturers)	615	19,471
Overseas Shipholding Group, Inc. (Transportation)	123	3,427
Owens Corning, Inc.* (Building Materials)	738	27,926
Owens-Illinois, Inc.* (Packaging & Containers)	1,107	32,845
PACCAR, Inc. (Auto Manufacturers)	2,460	130,651
Packaging Corp. of America (Packaging & Containers)	738	21,055
Pall Corp. (Miscellaneous Manufacturing)	738	43,129
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,107	104,412
Paychex, Inc. (Commercial Services)	2,214	72,420
Pentair, Inc. (Miscellaneous Manufacturing)	615	24,698
PerkinElmer, Inc. (Electronics)	861	24,340
PHH Corp.* (Commercial Services)	369	7,919
Plexus Corp.* (Electronics)	246	8,977
Precision Castparts Corp. (Metal Fabricate/Hardware)	984	152,048
Quanex Building Products Corp. (Building Materials)	246	5,156
Quanta Services, Inc.* (Commercial Services)	1,476	32,000
R.R. Donnelley & Sons Co. (Commercial Services)	1,353	25,518
Raytheon Co. (Aerospace/Defense)	2,460	119,433
Regal-Beloit Corp. (Hand/Machine Tools)	246	18,644
Republic Services, Inc. (Environmental Control)	2,091	66,117
Resources Connection, Inc. (Commercial Services)	369	5,457
Robbins & Myers, Inc. (Machinery - Diversified)	246	10,694
Robert Half International, Inc. (Commercial Services)	984	29,845
Rock-Tenn Co. - Class A (Forest Products & Paper)	246	16,991
Rockwell Automation, Inc. (Machinery - Diversified)	984	85,736
Rockwell Collins, Inc. (Aerospace/Defense)	1,107	69,852
Roper Industries, Inc. (Miscellaneous Manufacturing)	615	53,191
Ryder System, Inc. (Transportation)	369	19,741
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	123	7,635
Sealed Air Corp. (Packaging & Containers)	1,107	28,527
Shaw Group, Inc.* (Engineering & Construction)	615	23,923
Sherwin-Williams Co. (Chemicals)	615	50,608
Silgan Holdings, Inc. (Packaging & Containers)	369	16,922
Simpson Manufacturing Co., Inc. (Building Materials)	246	6,868
Smith Corp. (Miscellaneous Manufacturing)	246	10,817
Smurfit-Stone Container Corp.* (Packaging & Containers)	615	23,665
Sonoco Products Co. (Packaging & Containers)	738	25,505
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	738	18,155
SPX Corp. (Miscellaneous Manufacturing)	369	31,900
Stericycle, Inc.* (Environmental Control)	615	56,137
TE Connectivity, Ltd. (Semiconductors)	3,075	110,239
Teekay Shipping Corp. (Transportation)	246	8,362
Teledyne Technologies, Inc.* (Aerospace/Defense)	246	12,421
TeleTech Holdings, Inc.* (Commercial Services)	246	4,888
Temple-Inland, Inc. (Forest Products & Paper)	738	17,365
Terex Corp.* (Machinery - Construction & Mining)	738	25,668
Tetra Tech, Inc.* (Environmental Control)	369	8,716
Texas Industries, Inc. (Building Materials)	123	5,187
Textron, Inc. (Miscellaneous Manufacturing)	1,845	48,154
The Brink’s Co. (Miscellaneous Manufacturing)	369	12,181
The Corporate Executive Board Co. (Commercial Services)	246	9,803
The Geo Group, Inc.* (Commercial Services)	492	13,127
The Timken Co. (Metal Fabricate/Hardware)	492	27,744
Thomas & Betts Corp.* (Electronics)	369	21,391
Toro Co. (Housewares)	246	16,706
Total System Services, Inc. (Software)	1,353	25,504

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Towers Watson & Co. - Class A (Commercial Services)	369	$21,166
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	246	20,492
Trimble Navigation, Ltd.* (Electronics)	861	40,329
Trinity Industries, Inc. (Miscellaneous Manufacturing)	492	17,810
Triumph Group, Inc. (Aerospace/Defense)	123	10,593
TrueBlue, Inc.* (Commercial Services)	246	3,464
Tyco International, Ltd. (Miscellaneous Manufacturing)	3,198	155,871
Union Pacific Corp. (Transportation)	3,321	343,624
United Parcel Service, Inc. - Class B (Transportation)	4,920	368,852
United Rentals, Inc.* (Commercial Services)	369	10,856
United Stationers, Inc. (Distribution/Wholesale)	123	8,863
United Technologies Corp. (Aerospace/Defense)	5,535	495,825
URS Corp.* (Engineering & Construction)	615	27,521
USG Corp.* (Building Materials)	492	7,587
UTI Worldwide, Inc. (Transportation)	738	16,539
Valmont Industries, Inc. (Metal Fabricate/Hardware)	123	12,952
Valspar Corp. (Chemicals)	615	24,176
Veeco Instruments, Inc.* (Semiconductors)	246	12,578
Verisk Analytics, Inc. - Class A* (Commercial Services)	861	28,327
Vishay Intertechnology, Inc.* (Electronics)	984	18,775
VistaPrint N.V.* (Commercial Services)	246	13,382
Vulcan Materials Co. (Building Materials)	738	33,358
W.W. Grainger, Inc. (Distribution/Wholesale)	369	55,940
Wabtec Corp. (Machinery - Diversified)	369	26,339
Waste Connections, Inc. (Environmental Control)	738	22,708
Waste Management, Inc. (Environmental Control)	3,075	121,339
Watsco, Inc. (Distribution/Wholesale)	123	8,719
Werner Enterprises, Inc. (Transportation)	369	9,657
WESCO International, Inc.* (Distribution/Wholesale)	246	15,240
Woodward, Inc. (Electronics)	369	13,671
World Fuel Services Corp. (Retail)	492	19,473
Wright Express Corp.* (Commercial Services)	246	13,857
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	369	14,498

TOTAL COMMON STOCKS (Cost $10,746,561)		13,110,406

	Principal Amount	Value
Repurchase Agreements (a)(b) (21.2%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $3,622,003	$3,622,000	$3,622,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,622,000)		3,622,000

TOTAL INVESTMENT SECURITIES (Cost $14,368,561)—98.1%		16,732,406
Net other assets (liabilities) — 1.9%		323,658

NET ASSETS — 100.0%		$17,056,064

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $2,625,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$6,492,753	$161,768
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	5,930,162	170,503
		$332,271

See accompanying notes to schedules of portfolio investments.

Industrials UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Aerospace/Defense	$1,749,188	10.2%
Aerospace/Defense Equipment	33,733	0.2%
Auto Manufacturers	175,775	1.0%
Auto Parts & Equipment	10,584	0.1%
Building Materials	177,837	1.0%
Chemicals	74,784	0.4%
Commercial Services	512,431	3.0%
Computers	292,538	1.7%
Distribution/Wholesale	154,779	0.9%
Diversified Financial Services	18,099	0.1%
Electric	29,385	0.2%
Electrical Components & Equipment	537,594	3.1%
Electronics	543,413	3.2%
Engineering & Construction	292,458	1.7%
Environmental Control	322,043	1.9%
Forest Products & Paper	79,658	0.5%
Hand/Machine Tools	63,940	0.4%
Household Products/Wares	64,039	0.4%
Housewares	16,706	0.1%
Internet	14,129	0.1%
Iron/Steel	7,635	NM
Machinery - Construction & Mining	604,186	3.5%
Machinery - Diversified	794,492	4.7%
Metal Fabricate/Hardware	216,759	1.3%
Miscellaneous Manufacturing	3,711,587	21.8%
Packaging & Containers	266,579	1.6%
Retail	45,890	0.3%
Semiconductors	122,817	0.7%
Software	374,929	2.2%
Telecommunications	36,012	0.2%
Textiles	30,805	0.2%
Transportation	1,725,204	10.1%
Trucking & Leasing	10,398	0.1%
Other**	3,945,658	23.1%
Total	$17,056,064	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Internet UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (75.2%)
Akamai Technologies, Inc.* (Internet)	21,735	$748,553
Allscripts Healthcare Solutions, Inc.* (Software)	30,636	659,899
Amazon.com, Inc.* (Internet)	11,592	2,277,828
Ariba, Inc.* (Internet)	18,009	626,173
Blue Nile, Inc.* (Internet)	6,003	342,171
Check Point Software Technologies, Ltd.* (Internet)	18,009	989,234
Concur Technologies, Inc.* (Software)	9,522	551,038
Constant Contact, Inc.* (Internet)	10,971	304,006
DealerTrack Holdings, Inc.* (Internet)	15,525	348,692
Digital River, Inc.* (Internet)	11,799	383,940
E*TRADE Financial Corp.* (Diversified Financial Services)	37,053	601,741
EarthLink, Inc. (Internet)	41,400	340,308
eBay, Inc.* (Internet)	50,301	1,730,354
Ebix, Inc.* (Software)	12,006	274,337
Expedia, Inc. (Internet)	30,636	766,819
Google, Inc. - Class A* (Internet)	4,554	2,477,831
IAC/InterActiveCorp* (Internet)	17,388	627,881
Internap Network Services Corp.* (Internet)	33,948	274,639
j2 Global Communications, Inc.* (Internet)	13,662	402,483
Juniper Networks, Inc.* (Telecommunications)	31,257	1,198,081
Monster Worldwide, Inc.* (Internet)	31,464	516,324
Netflix, Inc.* (Internet)	4,554	1,059,579
NETGEAR, Inc.* (Telecommunications)	11,592	483,966
NIC, Inc. (Internet)	25,668	329,962
Priceline.com, Inc.* (Internet)	2,898	1,585,235
Quest Software, Inc.* (Software)	16,560	426,586
RealNetworks, Inc.* (Internet)	59,409	219,813
Salesforce.com, Inc.* (Software)	8,694	1,204,988
Sapient Corp.* (Internet)	33,741	425,980
Sonus Networks, Inc.* (Telecommunications)	86,112	339,281
TD Ameritrade Holding Corp. (Diversified Financial Services)	32,499	700,029
Tibco Software, Inc.* (Internet)	26,703	800,823
United Online, Inc. (Internet)	44,298	292,367
ValueClick, Inc.* (Internet)	25,875	433,406
VeriSign, Inc. (Internet)	21,528	795,675
VirnetX Holding Corp. (Internet)	20,700	524,745
Vocus, Inc.* (Internet)	10,143	300,537
WebMD Health Corp.* (Internet)	10,350	598,955
Websense, Inc.* (Internet)	15,111	389,713
Yahoo!, Inc.* (Internet)	74,313	1,319,056

TOTAL COMMON STOCKS (Cost $19,075,750)		28,673,028

	Principal Amount	Value
Repurchase Agreements (a)(b) (23.9%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $9,103,008	$9,103,000	$9,103,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,103,000)		9,103,000

TOTAL INVESTMENT SECURITIES (Cost $28,178,750)—99.1%		37,776,028
Net other assets (liabilities) — 0.9%		344,471

NET ASSETS — 100.0%		$38,120,499

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $5,588,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$12,350,175	$187,705
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	15,992,424	230,539
		$418,244

Internet UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Diversified Financial Services	$1,301,770	3.4%
Internet	22,233,082	58.3%
Software	3,116,848	8.2%
Telecommunications	2,021,328	5.3%
Other**	9,447,471	24.8%
Total	$38,120,499	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Mobile Telecommunications UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (58.5%)
American Tower Corp.* (Telecommunications)	9,006	$471,104
Crown Castle International Corp.* (Telecommunications)	5,530	237,016
Leap Wireless International, Inc.* (Telecommunications)	1,422	21,102
MetroPCS Communications, Inc.* (Telecommunications)	5,530	93,070
NII Holdings, Inc. - Class B* (Telecommunications)	3,792	157,671
SBA Communications Corp. - Class A* (Telecommunications)	2,528	97,657
Sprint Nextel Corp.* (Telecommunications)	66,044	342,108
Telephone & Data Systems, Inc. (Telecommunications)	1,106	37,117
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	948	27,634
US Cellular Corp.* (Telecommunications)	316	15,560

TOTAL COMMON STOCKS (Cost $954,355)		1,500,039

	Principal Amount	Value
Repurchase Agreements (a)(b) (25.5%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $653,001	$653,000	$653,000

TOTAL REPURCHASE AGREEMENTS (Cost $653,000)		653,000

TOTAL INVESTMENT SECURITIES (Cost $1,607,355)—84.0%		2,153,039
Net other assets (liabilities) — 16.0%		409,105

NET ASSETS — 100.0%		$2,562,144

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $377,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$865,670	$20,320
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	1,481,401	17,538
		$37,858

Mobile Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Telecommunications	$1,500,039	58.5%
Other**	1,062,105	41.5%
Total	$2,562,144	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (75.7%)
Anadarko Petroleum Corp. (Oil & Gas)	27,126	$2,141,326
Apache Corp. (Oil & Gas)	19,728	2,631,123
Atlas Energy, LP — Escrowed Security*(a) (Oil & Gas)	4,260	—
Atwood Oceanics, Inc.* (Oil & Gas)	2,877	129,264
Baker Hughes, Inc. (Oil & Gas Services)	23,016	1,781,669
Berry Petroleum Co. - Class A (Oil & Gas)	2,466	131,019
Bill Barrett Corp.* (Oil & Gas)	2,055	85,755
Brigham Exploration Co.* (Oil & Gas)	6,165	206,713
Bristow Group, Inc.* (Transportation)	2,055	95,352
Cabot Oil & Gas Corp. (Oil & Gas)	5,754	323,835
Cameron International Corp.* (Oil & Gas Services)	13,152	693,373
CARBO Ceramics, Inc. (Oil & Gas Services)	1,233	198,439
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,055	81,871
Chart Industries, Inc.* (Machinery - Diversified)	1,644	79,915
Chesapeake Energy Corp. (Oil & Gas)	35,346	1,190,100
Chevron Corp. (Oil & Gas)	109,326	11,964,637
Cimarex Energy Co. (Oil & Gas)	4,521	499,977
Complete Production Services, Inc.* (Oil & Gas Services)	4,110	139,493
Comstock Resources, Inc.* (Oil & Gas)	2,466	79,060
Concho Resources, Inc.* (Oil & Gas)	5,754	614,815
ConocoPhillips (Oil & Gas)	74,391	5,871,682
Continental Resources, Inc.* (Oil & Gas)	1,644	112,910
Core Laboratories N.V. (Oil & Gas Services)	2,466	236,687
Denbury Resources, Inc.* (Oil & Gas)	21,783	491,642
Devon Energy Corp. (Oil & Gas)	22,194	2,019,654
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,699	280,643
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,521	237,533
Dril-Quip, Inc.* (Oil & Gas Services)	1,644	125,865
El Paso Corp. (Pipelines)	38,634	749,886
Energen Corp. (Gas)	4,110	267,191
EOG Resources, Inc. (Oil & Gas)	13,563	1,531,398
EQT Corp. (Oil & Gas)	8,220	432,454
EXCO Resources, Inc. (Oil & Gas)	9,453	198,040
Exterran Holdings, Inc.* (Oil & Gas Services)	3,288	71,383
Exxon Mobil Corp. (Oil & Gas)	274,959	24,196,392
First Solar, Inc.* (Energy - Alternate Sources)	2,877	401,543
FMC Technologies, Inc.* (Oil & Gas Services)	13,152	611,305
Forest Oil Corp.* (Oil & Gas)	6,165	221,385
Frontier Oil Corp. (Oil & Gas)	5,754	160,767
Global Industries, Ltd.* (Oil & Gas Services)	5,754	56,734
Halliburton Co. (Oil & Gas Services)	49,320	2,489,674
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,754	108,923
Helmerich & Payne, Inc. (Oil & Gas)	5,343	354,455
Hess Corp. (Oil & Gas)	16,851	1,448,512
Holly Corp. (Oil & Gas)	2,877	166,578
Key Energy Services, Inc.* (Oil & Gas Services)	7,809	142,124
Kinder Morgan, Inc. (Pipelines)	5,343	152,703
Lufkin Industries, Inc. (Oil & Gas Services)	1,644	151,791
Marathon Oil Corp. (Oil & Gas)	38,634	2,087,781
McDermott International, Inc.* (Engineering & Construction)	12,741	294,190
Murphy Oil Corp. (Oil & Gas)	10,275	796,107
Nabors Industries, Ltd.* (Oil & Gas)	15,618	478,536
National Oilwell Varco, Inc. (Oil & Gas Services)	22,605	1,733,578
Newfield Exploration Co.* (Oil & Gas)	7,398	523,778
Noble Corp. (Oil & Gas)	13,563	583,345
Noble Energy, Inc. (Oil & Gas)	9,453	910,040
Occidental Petroleum Corp. (Oil & Gas)	43,977	5,026,131
Oceaneering International, Inc.* (Oil & Gas Services)	2,877	251,507
OGE Energy Corp. (Electric)	5,343	284,087
Oil States International, Inc.* (Oil & Gas Services)	2,877	238,820
Parker Drilling Co.* (Oil & Gas)	6,165	43,957
Patterson-UTI Energy, Inc. (Oil & Gas)	8,631	268,510
Penn Virginia Corp. (Oil & Gas)	2,466	38,124
Petrohawk Energy Corp.* (Oil & Gas)	16,440	444,044
Pioneer Natural Resources Co. (Oil & Gas)	4,932	504,198
Plains Exploration & Production Co.* (Oil & Gas)	7,398	281,420
Pride International, Inc.* (Oil & Gas)	8,631	378,987
QEP Resources, Inc. (Oil & Gas)	9,453	403,927
Quicksilver Resources, Inc.* (Oil & Gas)	6,576	97,654
Range Resources Corp. (Oil & Gas)	8,631	487,220
Rosetta Resources, Inc.* (Oil & Gas)	2,877	132,141
Rowan Cos., Inc.* (Oil & Gas)	6,987	291,358
SandRidge Energy, Inc.* (Oil & Gas)	20,550	253,998
Schlumberger, Ltd. (Oil & Gas Services)	74,391	6,676,592
SEACOR SMIT, Inc. (Oil & Gas Services)	1,233	121,857
SM Energy Co. (Oil & Gas)	3,288	249,428
Southern Union Co. (Gas)	6,165	184,334
Southwestern Energy Co.* (Oil & Gas)	18,906	829,217
Sunoco, Inc. (Oil & Gas)	6,576	280,532
SunPower Corp. - Class A* (Energy - Alternate Sources)	2,877	62,632
SunPower Corp. - Class B* (Electrical Components & Equipment)	2,466	52,698
Superior Energy Services, Inc.* (Oil & Gas Services)	4,110	157,906
Swift Energy Co.* (Oil & Gas)	2,466	96,643
Tesoro Petroleum Corp.* (Oil & Gas)	7,809	211,780
TETRA Technologies, Inc.* (Oil & Gas Services)	4,110	60,705
The Williams Cos., Inc. (Pipelines)	32,058	1,063,364
Tidewater, Inc. (Oil & Gas Services)	2,877	171,210
Transocean, Ltd.* (Oil & Gas)	17,262	1,255,811
Ultra Petroleum Corp.* (Oil & Gas)	8,220	417,494

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Unit Corp.* (Oil & Gas)	2,466	$155,407
Valero Energy Corp. (Oil & Gas)	30,825	872,348
Weatherford International, Ltd.* (Oil & Gas Services)	40,278	869,199
Whiting Petroleum Corp.* (Oil & Gas)	6,576	457,032

TOTAL COMMON STOCKS (Cost $64,971,513)		97,437,217

	Principal Amount	Value
Repurchase Agreements (b)(c) (21.4%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $27,505,023	$27,505,000	$27,505,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,505,000)		27,505,000

TOTAL INVESTMENT SECURITIES (Cost $92,476,513)—97.1%		124,942,217
Net other assets (liabilities) — 2.9%		3,791,743

NET ASSETS — 100.0%		$128,733,960

(a)	Security shares issued for a future litigation payment and was fair valued at $0 on April 30, 2011.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $16,737,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$33,797,424	$781,680
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	62,203,555	1,114,196
		$1,895,876

Oil & Gas UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets

Electric	$284,087	0.2%
Electrical Components & Equipment	52,698	NM
Energy - Alternate Sources	464,175	0.4%
Engineering & Construction	294,190	0.2%
Gas	451,525	0.3%
Machinery - Diversified	79,915	0.1%
Oil & Gas	76,422,955	59.4%
Oil & Gas Services	17,326,367	13.5%
Pipelines	1,965,953	1.5%
Transportation	95,352	0.1%
Other**	31,296,743	24.3%
Total	$128,733,960	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NMNot meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Oil Equipment, Services & Distribution UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (76.4%)
Atwood Oceanics, Inc.* (Oil & Gas)	5,782	$259,785
Baker Hughes, Inc. (Oil & Gas Services)	43,778	3,388,855
Bristow Group, Inc.* (Transportation)	3,304	153,306
Cameron International Corp.* (Oil & Gas Services)	25,193	1,328,175
CARBO Ceramics, Inc. (Oil & Gas Services)	2,065	332,341
Chart Industries, Inc.* (Machinery - Diversified)	2,891	140,532
Complete Production Services, Inc.* (Oil & Gas Services)	7,434	252,310
Core Laboratories N.V. (Oil & Gas Services)	4,543	436,037
Diamond Offshore Drilling, Inc. (Oil & Gas)	6,608	501,349
Dresser-Rand Group, Inc.* (Oil & Gas Services)	8,260	433,980
Dril-Quip, Inc.* (Oil & Gas Services)	3,304	252,954
El Paso Corp. (Pipelines)	72,688	1,410,874
Exterran Holdings, Inc.* (Oil & Gas Services)	6,608	143,460
FMC Technologies, Inc.* (Oil & Gas Services)	24,780	1,151,774
Global Industries, Ltd.* (Oil & Gas Services)	10,738	105,877
Halliburton Co. (Oil & Gas Services)	93,338	4,711,702
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	10,738	203,270
Helmerich & Payne, Inc. (Oil & Gas)	9,912	657,562
Key Energy Services, Inc.* (Oil & Gas Services)	14,455	263,081
Kinder Morgan, Inc. (Pipelines)	9,912	283,285
Lufkin Industries, Inc. (Oil & Gas Services)	2,891	266,926
McDermott International, Inc.* (Engineering & Construction)	23,954	553,098
Nabors Industries, Ltd.* (Oil & Gas)	29,323	898,457
National Oilwell Varco, Inc. (Oil & Gas Services)	42,952	3,293,989
Noble Corp. (Oil & Gas)	26,019	1,119,077
Oceaneering International, Inc.* (Oil & Gas Services)	5,782	505,463
OGE Energy Corp. (Electric)	9,912	527,021
Oil States International, Inc.* (Oil & Gas Services)	4,956	411,398
Parker Drilling Co.* (Oil & Gas)	11,977	85,396
Patterson-UTI Energy, Inc. (Oil & Gas)	16,107	501,089
Pride International, Inc.* (Oil & Gas)	16,520	725,393
Rowan Cos., Inc.* (Oil & Gas)	12,803	533,885
Schlumberger, Ltd. (Oil & Gas Services)	140,420	12,602,695
SEACOR SMIT, Inc. (Oil & Gas Services)	2,065	204,084
Superior Energy Services, Inc.* (Oil & Gas Services)	8,260	317,349
TETRA Technologies, Inc.* (Oil & Gas Services)	7,847	115,900
The Williams Cos., Inc. (Pipelines)	60,298	2,000,085
Tidewater, Inc. (Oil & Gas Services)	5,369	319,509
Transocean, Ltd.* (Oil & Gas)	33,040	2,403,660
Unit Corp.* (Oil & Gas)	4,956	312,327
Weatherford International, Ltd.* (Oil & Gas Services)	76,405	1,648,820

TOTAL COMMON STOCKS (Cost $34,192,909)		45,756,130

	Principal Amount	Value
Repurchase Agreements (a)(b) (27.0%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $16,213,014	$16,213,000	$16,213,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,213,000)		16,213,000

TOTAL INVESTMENT SECURITIES (Cost $50,405,909)—103.4%		61,969,130
Net other assets (liabilities) — (3.4)%		(2,029,711)

NET ASSETS — 100.0%		$59,939,419

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $9,980,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$24,124,395	$237,039
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	20,292,555	196,863
		$433,902

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Electric	$527,021	0.9%
Engineering & Construction	553,098	0.9%
Machinery - Diversified	140,532	0.2%
Oil & Gas	7,997,980	13.3%
Oil & Gas Services	32,689,949	54.6%
Pipelines	3,694,244	6.2%
Transportation	153,306	0.3%
Other**	14,183,289	23.6%
Total	$59,939,419	100.0%

See accompanying notes to schedules of portfolio investments.

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (58.1%)
Abbott Laboratories (Pharmaceuticals)	10,366	$539,447
Alkermes, Inc.* (Pharmaceuticals)	657	9,474
Allergan, Inc. (Pharmaceuticals)	2,044	162,621
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	292	7,113
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,534	324,105
Cephalon, Inc.* (Pharmaceuticals)	511	39,245
Eli Lilly & Co. (Pharmaceuticals)	6,570	243,156
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	730	28,587
Forest Laboratories, Inc.* (Pharmaceuticals)	1,971	65,358
Hospira, Inc.* (Pharmaceuticals)	1,095	62,119
Johnson & Johnson (Healthcare - Products)	18,396	1,208,985
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	438	15,532
Merck & Co., Inc. (Pharmaceuticals)	20,659	742,691
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,920	72,766
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	219	7,542
Perrigo Co. (Pharmaceuticals)	584	52,770
Pfizer, Inc. (Pharmaceuticals)	54,093	1,133,789
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	365	14,341
Talecris Biotherapeutics Holdings Corp.* (Pharmaceuticals)	438	12,229
Theravance, Inc.* (Pharmaceuticals)	438	12,155
Warner Chilcott PLC - Class A (Pharmaceuticals)	803	18,509
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	876	54,330

TOTAL COMMON STOCKS (Cost $4,275,357)		4,826,864

	Principal Amount	Value
Repurchase Agreements (a)(b) (39.7%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $3,299,003	$3,299,000	$3,299,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,299,000)		3,299,000

TOTAL INVESTMENT SECURITIES (Cost $7,574,357)—97.8%		8,125,864
Net other assets (liabilities) — 2.2%		183,113

NET ASSETS — 100.0%		$8,308,977

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $1,538,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$3,645,037	$58,364
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	3,993,007	75,272
		$133,636

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Healthcare - Products	$1,216,098	14.6%
Pharmaceuticals	3,610,766	43.5%
Other**	3,482,113	41.9%
Total	$8,308,977	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Precious Metals UltraSector ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (99.0%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $76,471,064	$76,471,000	$76,471,000

TOTAL REPURCHASE AGREEMENTS (Cost $76,471,000)		76,471,000

TOTAL INVESTMENT SECURITIES (Cost $76,471,000)—99.0%		76,471,000
Net other assets (liabilities) — 1.0%		749,497

NET ASSETS — 100.0%		$77,220,497

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $23,728,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$49,849,676	$440,403
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	65,632,254	622,948
		$1,063,351

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (74.2%)
Alexandria Real Estate Equities, Inc. (REIT)	2,332	$191,574
AMB Property Corp. (REIT)	7,208	262,371
American Campus Communities, Inc. (REIT)	2,862	100,599
American Capital Agency Corp. (REIT)	5,088	148,112
Annaly Mortgage Management, Inc. (REIT)	33,920	605,133
Apartment Investment and Management Co. - Class A (REIT)	4,982	134,315
Avalonbay Communities, Inc. (REIT)	3,604	456,302
BioMed Realty Trust, Inc. (REIT)	5,618	111,461
Boston Properties, Inc. (REIT)	5,936	620,490
Brandywine Realty Trust (REIT)	5,724	72,695
BRE Properties, Inc. - Class A (REIT)	2,756	139,784
Brookfield Properties Corp. (Real Estate)	11,130	220,151
Camden Property Trust (REIT)	2,968	186,242
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	12,614	336,920
CBL & Associates Properties, Inc. (REIT)	5,936	110,232
Chimera Investment Corp. (REIT)	43,142	174,725
Colonial Properties Trust (REIT)	3,286	69,532
CommonWealth REIT (REIT)	3,075	84,211
Corporate Office Properties Trust (REIT)	2,862	100,771
DCT Industrial Trust, Inc. (REIT)	10,388	60,354
Developers Diversified Realty Corp. (REIT)	8,268	121,870
DiamondRock Hospitality Co. (REIT)	7,102	85,508
Digital Realty Trust, Inc. (REIT)	3,922	236,654
Douglas Emmett, Inc. (REIT)	5,300	110,293
Duke Realty Corp. (REIT)	10,812	164,883
DuPont Fabros Technology, Inc. (REIT)	2,544	62,226
EastGroup Properties, Inc. (REIT)	1,166	53,706
Entertainment Properties Trust (REIT)	2,014	95,887
Equity Lifestyle Properties, Inc. (REIT)	1,272	76,117
Equity Residential (REIT)	12,084	721,657
Essex Property Trust, Inc. (REIT)	1,378	186,691
Extra Space Storage, Inc. (REIT)	3,710	80,322
Federal Realty Investment Trust (REIT)	2,650	232,034
Forest City Enterprises, Inc. - Class A* (Real Estate)	5,194	99,777
Forestar Group, Inc.* (Real Estate)	1,484	29,190
Franklin Street Properties Corp. (REIT)	3,074	43,466
General Growth Properties, Inc. (REIT)	16,854	281,462
Hatteras Financial Corp. (REIT)	3,074	87,332
HCP, Inc. (REIT)	15,900	629,958
Health Care REIT, Inc. (REIT)	7,314	393,274
Healthcare Realty Trust, Inc. (REIT)	2,756	62,947
Highwoods Properties, Inc. (REIT)	3,074	113,431
Home Properties, Inc. (REIT)	1,590	100,806
Hospitality Properties Trust (REIT)	5,300	127,995
Host Hotels & Resorts, Inc. (REIT)	28,514	507,264
Jones Lang LaSalle, Inc. (Real Estate)	1,802	184,489
Kilroy Realty Corp. (REIT)	2,438	102,250
Kimco Realty Corp. (REIT)	17,172	335,541
LaSalle Hotel Properties (REIT)	3,074	86,502
Lexington Realty Trust (REIT)	5,088	50,778
Liberty Property Trust (REIT)	4,876	171,489
Mack-Cali Realty Corp. (REIT)	3,710	131,037
MFA Financial, Inc. (REIT)	14,734	117,577
Mid-America Apartment Communities, Inc. (REIT)	1,484	99,205
National Retail Properties, Inc. (REIT)	3,604	94,929
Nationwide Health Properties, Inc. (REIT)	5,406	236,783
OMEGA Healthcare Investors, Inc. (REIT)	4,240	97,350
Piedmont Office Realty Trust, Inc. - Class A (REIT)	7,420	147,658
Plum Creek Timber Co., Inc. (Forest Products & Paper)	6,996	301,458
Post Properties, Inc. (REIT)	2,120	86,072
Potlatch Corp. (Forest Products & Paper)	1,696	65,618
ProLogis (REIT)	24,380	397,150
Public Storage, Inc. (REIT)	6,042	708,787
Rayonier, Inc. (Forest Products & Paper)	3,392	225,093
Realty Income Corp. (REIT)	4,982	177,110
Redwood Trust, Inc. (REIT)	2,968	46,983
Regency Centers Corp. (REIT)	3,498	164,616
Senior Housing Properties Trust (REIT)	6,042	143,316
Simon Property Group, Inc. (REIT)	12,508	1,432,666
SL Green Realty Corp. (REIT)	3,286	271,194
St. Joe Co.* (Real Estate)	3,922	102,443
Sunstone Hotel Investors, Inc.* (REIT)	4,982	52,112
Tanger Factory Outlet Centers, Inc. (REIT)	3,498	96,650
Taubman Centers, Inc. (REIT)	2,332	135,606
The Howard Hughes Corp.* (Real Estate)	1,590	102,984
The Macerich Co. (REIT)	5,512	291,144
UDR, Inc. (REIT)	7,738	200,337
Ventas, Inc. (REIT)	6,996	391,286
Vornado Realty Trust (REIT)	7,738	748,110
Washington REIT (REIT)	2,756	89,294
Weingarten Realty Investors (REIT)	5,088	134,374

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Weyerhaeuser Co. (Forest Products & Paper)	22,790	$524,398

TOTAL COMMON STOCKS (Cost $10,759,634)		17,635,113

	Principal Amount	Value
Repurchase Agreements (a)(b) (22.4%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $5,337,004	$5,337,000	$5,337,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,337,000)		5,337,000

TOTAL INVESTMENT SECURITIES (Cost $16,096,634)—96.6%		22,972,113
Net other assets (liabilities) — 3.4%		802,701

NET ASSETS — 100.0%		$23,774,814

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $4,044,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$9,903,019	$198,352
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	8,082,824	148,764
		$347,116

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Forest Products & Paper	$1,116,567	4.7%
REIT	15,442,592	65.0%
Real Estate	1,075,954	4.5%
Other**	6,139,701	25.8%
Total	$23,774,814	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (77.5%)
Advanced Micro Devices, Inc.* (Semiconductors)	24,451	$222,504
Altera Corp. (Semiconductors)	13,473	656,135
Amkor Technology, Inc.* (Semiconductors)	4,491	30,090
Analog Devices, Inc. (Semiconductors)	12,475	502,867
Applied Materials, Inc. (Semiconductors)	56,387	884,712
Applied Micro Circuits Corp.* (Semiconductors)	2,994	31,377
Atheros Communications* (Telecommunications)	2,994	134,311
Atmel Corp.* (Semiconductors)	19,461	297,753
ATMI, Inc.* (Semiconductors)	1,497	29,805
Broadcom Corp. - Class A (Semiconductors)	20,459	719,748
Cabot Microelectronics Corp.* (Chemicals)	998	48,752
Cavium Networks, Inc.* (Semiconductors)	1,996	94,251
Cree Research, Inc.* (Semiconductors)	4,491	182,963
Cymer, Inc.* (Electronics)	998	48,014
Cypress Semiconductor Corp.* (Semiconductors)	6,986	152,015
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,489	115,104
Hittite Microwave Corp.* (Semiconductors)	998	64,261
Integrated Device Technology, Inc.* (Semiconductors)	6,487	52,772
Intel Corp. (Semiconductors)	234,031	5,427,179
InterDigital, Inc. (Telecommunications)	1,996	92,395
International Rectifier Corp.* (Semiconductors)	2,994	103,473
Intersil Corp. - Class A (Semiconductors)	4,990	73,702
KLA -Tencor Corp. (Semiconductors)	6,986	306,685
Lam Research Corp.* (Semiconductors)	5,489	265,174
Linear Technology Corp. (Semiconductors)	8,982	312,574
LSI Logic Corp.* (Semiconductors)	26,447	193,857
Marvell Technology Group, Ltd.* (Semiconductors)	22,954	354,180
Maxim Integrated Products, Inc. (Semiconductors)	12,475	341,066
MEMC Electronic Materials, Inc.* (Semiconductors)	9,481	112,160
Microchip Technology, Inc. (Semiconductors)	7,984	327,663
Micron Technology, Inc.* (Semiconductors)	36,926	416,895
Microsemi Corp.* (Semiconductors)	3,493	82,435
National Semiconductor Corp. (Semiconductors)	9,980	240,718
Netlogic Microsystems, Inc.* (Semiconductors)	2,495	107,609
Novellus Systems, Inc.* (Semiconductors)	3,992	128,143
NVIDIA Corp.* (Semiconductors)	24,950	499,000
OmniVision Technologies, Inc.* (Semiconductors)	2,495	83,832
ON Semiconductor Corp.* (Semiconductors)	17,964	188,802
PMC-Sierra, Inc.* (Semiconductors)	9,481	76,038
Rambus, Inc.* (Semiconductors)	4,990	99,301
RF Micro Devices, Inc.* (Telecommunications)	11,477	76,437
SanDisk Corp.* (Computers)	9,980	490,417
Semtech Corp.* (Semiconductors)	2,495	70,035
Silicon Laboratories, Inc.* (Semiconductors)	1,996	86,986
Skyworks Solutions, Inc.* (Semiconductors)	7,984	251,177
Teradyne, Inc.* (Semiconductors)	7,485	120,509
Tessera Technologies, Inc.* (Semiconductors)	1,996	39,441
Texas Instruments, Inc. (Semiconductors)	49,900	1,772,947
TriQuint Semiconductor, Inc.* (Semiconductors)	6,986	96,197
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,994	125,538
Xilinx, Inc. (Semiconductors)	10,978	382,693

TOTAL COMMON STOCKS (Cost $14,998,090)		17,612,692

	Principal Amount	Value
Repurchase Agreements (a)(b) (8.2%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $1,862,002	$1,862,000	$1,862,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,862,000)		1,862,000

TOTAL INVESTMENT SECURITIES (Cost $16,860,090)—85.7%		19,474,692
Net other assets (liabilities) — 14.3%		3,243,234

NET ASSETS — 100.0%		$22,717,926

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $1,324,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$3,900,925	$104,342
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	12,589,620	49,195
		$153,537

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Chemicals	$48,752	0.2%
Computers	490,417	2.2%
Electronics	48,014	0.2%
Semiconductors	16,722,366	73.6%
Telecommunications	303,143	1.3%
Other**	5,105,234	22.5%
Total	$22,717,926	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (74.0%)
ACI Worldwide, Inc.* (Software)	222	$7,335
Acme Packet, Inc.* (Telecommunications)	222	18,339
Adobe Systems, Inc.* (Software)	2,442	81,929
ADTRAN, Inc. (Telecommunications)	222	9,162
Advanced Micro Devices, Inc.* (Semiconductors)	2,886	26,263
Advent Software, Inc.* (Software)	222	6,045
Akamai Technologies, Inc.* (Internet)	888	30,583
Allscripts Healthcare Solutions, Inc.* (Software)	888	19,128
Altera Corp. (Semiconductors)	1,554	75,680
Amdocs, Ltd.* (Telecommunications)	888	27,306
Amkor Technology, Inc.* (Semiconductors)	444	2,975
Analog Devices, Inc. (Semiconductors)	1,554	62,642
ANSYS, Inc.* (Software)	444	24,549
AOL, Inc.* (Internet)	444	9,049
Apple Computer, Inc.* (Computers)	4,440	1,546,141
Applied Materials, Inc. (Semiconductors)	6,438	101,012
Applied Micro Circuits Corp.* (Semiconductors)	222	2,327
Ariba, Inc.* (Internet)	444	15,438
Arris Group, Inc.* (Telecommunications)	666	7,992
Aruba Networks, Inc.* (Telecommunications)	444	15,953
athenahealth, Inc.* (Software)	222	10,263
Atheros Communications* (Telecommunications)	444	19,918
Atmel Corp.* (Semiconductors)	2,220	33,966
ATMI, Inc.* (Semiconductors)	222	4,420
Autodesk, Inc.* (Software)	1,110	49,928
Blackboard, Inc.* (Software)	222	10,680
BMC Software, Inc.* (Software)	888	44,604
Brightpoint, Inc.* (Distribution/Wholesale)	222	2,247
Broadcom Corp. - Class A (Semiconductors)	2,442	85,910
Brocade Communications Systems, Inc.* (Computers)	2,220	13,875
CA, Inc. (Software)	1,998	49,131
Cabot Microelectronics Corp.* (Chemicals)	222	10,845
CACI International, Inc. - Class A* (Computers)	222	13,566
Cadence Design Systems, Inc.* (Computers)	1,332	13,826
Cavium Networks, Inc.* (Semiconductors)	222	10,483
Cerner Corp.* (Software)	444	53,360
Check Point Software Technologies, Ltd.* (Internet)	888	48,778
Ciena Corp.* (Telecommunications)	444	12,539
Cisco Systems, Inc. (Telecommunications)	27,306	479,493
Citrix Systems, Inc.* (Software)	888	74,894
Cognizant Technology Solutions Corp.* (Computers)	1,554	128,827
Computer Sciences Corp. (Computers)	666	33,953
Compuware Corp.* (Software)	1,110	12,576
Comtech Telecommunications Corp. (Telecommunications)	222	6,283
Concur Technologies, Inc.* (Software)	222	12,847
Corning, Inc. (Telecommunications)	7,770	162,704
Cree Research, Inc.* (Semiconductors)	444	18,089
CSG Systems International, Inc.* (Software)	222	4,715
Cymer, Inc.* (Electronics)	222	10,680
Cypress Semiconductor Corp.* (Semiconductors)	888	19,323
Dell, Inc.* (Computers)	8,436	130,842
Diebold, Inc. (Computers)	222	7,504
Digital River, Inc.* (Internet)	222	7,224
DST Systems, Inc. (Computers)	222	10,947
EarthLink, Inc. (Internet)	444	3,650
Electronics for Imaging, Inc.* (Computers)	222	3,987
EMC Corp.* (Computers)	9,990	283,117
Emulex Corp.* (Semiconductors)	444	4,302
Equinix, Inc.* (Internet)	222	22,347
F5 Networks, Inc.* (Internet)	444	45,004
Fair Isaac Corp. (Software)	222	6,633
Fairchild Semiconductor International, Inc.* (Semiconductors)	666	13,966
Finisar Corp.* (Telecommunications)	444	12,472
Fortinet, Inc.* (Computers)	222	10,811
Garmin, Ltd.* (Electronics)	666	22,797
Gartner Group, Inc.* (Commercial Services)	444	19,052
Google, Inc. - Class A* (Internet)	1,110	603,951
Harmonic, Inc.* (Telecommunications)	444	3,676
Harris Corp. (Telecommunications)	666	35,385
Hewlett-Packard Co. (Computers)	10,656	430,183
Hittite Microwave Corp.* (Semiconductors)	222	14,295
IAC/InterActiveCorp* (Internet)	444	16,033
Informatica Corp.* (Software)	444	24,868
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	666	12,474
Insight Enterprises, Inc.* (Retail)	222	3,810
Integrated Device Technology, Inc.* (Semiconductors)	666	5,418
Intel Corp. (Semiconductors)	26,862	622,930
InterDigital, Inc. (Telecommunications)	222	10,276
Intermec, Inc.* (Machinery - Diversified)	222	2,549
International Business Machines Corp. (Computers)	5,994	1,022,456
International Rectifier Corp.* (Semiconductors)	444	15,345
Intersil Corp. - Class A (Semiconductors)	666	9,837
Intuit, Inc.* (Software)	1,332	74,006
j2 Global Communications, Inc.* (Internet)	222	6,540
JDA Software Group, Inc.* (Software)	222	7,275

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
JDS Uniphase Corp.* (Telecommunications)	1,110	$23,132
Juniper Networks, Inc.* (Telecommunications)	2,664	102,111
KLA -Tencor Corp. (Semiconductors)	888	38,983
Lam Research Corp.* (Semiconductors)	666	32,174
Lexmark International, Inc. - Class A* (Computers)	444	14,319
Linear Technology Corp. (Semiconductors)	1,110	38,628
LSI Logic Corp.* (Semiconductors)	3,108	22,782
Marvell Technology Group, Ltd.* (Semiconductors)	2,664	41,106
Maxim Integrated Products, Inc. (Semiconductors)	1,554	42,486
MEMC Electronic Materials, Inc.* (Semiconductors)	1,110	13,131
Mentor Graphics Corp.* (Computers)	444	6,549
Microchip Technology, Inc. (Semiconductors)	888	36,444
Micron Technology, Inc.* (Semiconductors)	4,218	47,621
Micros Systems, Inc.* (Computers)	444	23,097
Microsemi Corp.* (Semiconductors)	444	10,478
Microsoft Corp. (Software)	36,630	953,113
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,554	40,497
Motorola Solutions, Inc.* (Telecommunications)	1,554	71,297
National Semiconductor Corp. (Semiconductors)	1,110	26,773
NCR Corp.* (Computers)	888	17,591
NetApp, Inc.* (Computers)	1,776	92,316
Netlogic Microsystems, Inc.* (Semiconductors)	222	9,575
Novellus Systems, Inc.* (Semiconductors)	444	14,252
Nuance Communications, Inc.* (Software)	1,110	22,977
NVIDIA Corp.* (Semiconductors)	2,886	57,720
OmniVision Technologies, Inc.* (Semiconductors)	222	7,459
ON Semiconductor Corp.* (Semiconductors)	1,998	20,999
Oracle Corp. (Software)	18,870	680,263
Parametric Technology Corp.* (Software)	666	16,164
Pitney Bowes, Inc. (Office/Business Equipment)	888	21,809
Plantronics, Inc. (Telecommunications)	222	8,230
PMC-Sierra, Inc.* (Semiconductors)	1,110	8,902
Polycom, Inc.* (Telecommunications)	444	26,565
Progress Software Corp.* (Software)	222	6,582
QLogic Corp.* (Semiconductors)	444	7,983
Qualcomm, Inc. (Telecommunications)	7,992	454,265
Quality Systems, Inc. (Software)	222	19,918
Quest Software, Inc.* (Software)	222	5,719
Rackspace Hosting, Inc.* (Internet)	444	20,508
Rambus, Inc.* (Semiconductors)	444	8,836
Red Hat, Inc.* (Software)	888	42,153
RF Micro Devices, Inc.* (Telecommunications)	1,332	8,871
Riverbed Technology, Inc.* (Computers)	666	23,403
Rovi Corp.* (Semiconductors)	444	21,561
SAIC, Inc.* (Commercial Services)	1,776	30,902
Salesforce.com, Inc.* (Software)	666	92,308
SanDisk Corp.* (Computers)	1,110	54,545
SAVVIS, Inc.* (Telecommunications)	222	8,738
Seagate Technology LLC (Computers)	2,220	39,116
Semtech Corp.* (Semiconductors)	222	6,232
Silicon Laboratories, Inc.* (Semiconductors)	222	9,675
Skyworks Solutions, Inc.* (Semiconductors)	888	27,936
Solera Holdings, Inc. (Software)	444	24,420
Sonus Networks, Inc.* (Telecommunications)	1,110	4,373
SRA International, Inc. - Class A* (Computers)	222	6,880
SuccessFactors, Inc.* (Commercial Services)	444	15,393
Symantec Corp.* (Internet)	3,774	74,159
Synaptics, Inc.* (Computers)	222	6,309
Synopsys, Inc.* (Computers)	666	18,242
Tech Data Corp.* (Distribution/Wholesale)	222	11,795
Tekelec* (Telecommunications)	444	3,707
Tellabs, Inc. (Telecommunications)	1,554	7,646
Teradata Corp.* (Computers)	888	49,657
Teradyne, Inc.* (Semiconductors)	888	14,297
Tessera Technologies, Inc.* (Semiconductors)	222	4,387
Texas Instruments, Inc. (Semiconductors)	5,772	205,079
Tibco Software, Inc.* (Internet)	888	26,631
TriQuint Semiconductor, Inc.* (Semiconductors)	888	12,228
Unisys Corp.* (Computers)	222	6,589
United Online, Inc. (Internet)	444	2,930
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	444	18,617
VeriFone Systems, Inc.* (Software)	444	24,340
VeriSign, Inc. (Internet)	888	32,820
ViaSat, Inc.* (Telecommunications)	222	8,862
VMware, Inc. - Class A* (Software)	444	42,371
Websense, Inc.* (Internet)	222	5,725
Western Digital Corp.* (Computers)	1,110	44,178
Xerox Corp. (Office/Business Equipment)	6,882	69,439
Xilinx, Inc. (Semiconductors)	1,332	46,434

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Yahoo!, Inc.* (Internet)	5,994	$106,393

TOTAL COMMON STOCKS (Cost $7,611,122)		11,441,228

	Principal Amount	Value
Repurchase Agreements (a)(b) (25.8%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $3,984,003	$3,984,000	$3,984,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,984,000)		3,984,000

TOTAL INVESTMENT SECURITIES (Cost $11,595,122)—99.8%		15,425,228
Net other assets (liabilities) — 0.2%		39,164

NET ASSETS — 100.0%		$15,464,392

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $2,502,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$6,406,488	$58,989
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	5,432,464	73,694
		$132,683

Technology UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Chemicals	$10,845	0.1%
Commercial Services	65,347	0.4%
Computers	4,052,826	26.2%
Distribution/Wholesale	26,516	0.2%
Electronics	33,477	0.2%
Internet	1,077,763	7.0%
Machinery - Diversified	2,549	NM
Office/Business Equipment	91,248	0.6%
Retail	3,810	NM
Semiconductors	1,981,961	12.8%
Software	2,505,094	16.2%
Telecommunications	1,589,792	10.3%
Other**	4,023,164	26.0%
Total	$15,464,392	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Telecommunications UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (54.8%)
AboveNet, Inc. (Internet)	102	$6,809
American Tower Corp.* (Telecommunications)	1,581	82,702
AT&T, Inc. (Telecommunications)	23,562	733,249
CenturyLink, Inc. (Telecommunications)	2,091	85,271
Cincinnati Bell, Inc.* (Telecommunications)	816	2,440
Crown Castle International Corp.* (Telecommunications)	969	41,531
Frontier Communications Corp. (Telecommunications)	3,978	32,898
Leap Wireless International, Inc.* (Telecommunications)	255	3,784
Leucadia National Corp. (Holding Companies - Diversified)	765	29,575
Level 3 Communications, Inc.* (Telecommunications)	6,579	10,263
MetroPCS Communications, Inc.* (Telecommunications)	969	16,308
NII Holdings, Inc. - Class B* (Telecommunications)	663	27,568
SBA Communications Corp. - Class A* (Telecommunications)	459	17,731
Sprint Nextel Corp.* (Telecommunications)	11,679	60,497
Telephone & Data Systems, Inc. (Telecommunications)	204	6,846
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	153	4,460
tw telecom, Inc.* (Telecommunications)	612	13,183
US Cellular Corp.* (Telecommunications)	51	2,511
Verizon Communications, Inc. (Telecommunications)	11,220	423,892
Virgin Media, Inc. (Telecommunications)	1,122	33,952
Windstream Corp. (Telecommunications)	1,938	24,826

TOTAL COMMON STOCKS (Cost $1,121,885)		1,660,296

	Principal Amount	Value
Repurchase Agreements (a)(b) (41.7%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $1,264,001	$1,264,000	$1,264,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,264,000)		1,264,000

TOTAL INVESTMENT SECURITIES (Cost $2,385,885)—96.5%		2,924,296
Net other assets (liabilities) — 3.5%		107,103

NET ASSETS — 100.0%		$3,031,399

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At April 30, 2011, the aggregate amount held in a segregated account was $443,000.

(b)                                The ProFund invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*                                        Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$1,262,620	$25,960
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	1,620,178	14,421
		$40,381

Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Holding Companies - Diversified	$29,575	1.0%
Internet	6,809	0.2%
Telecommunications	1,623,912	53.6%
Other**	1,371,103	45.2%
Total	$3,031,399	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	April 30, 2011
(unaudited)

	Shares	Value
Common Stocks (73.4%)
AGL Resources, Inc. (Gas)	1,890	$78,454
ALLETE, Inc. (Electric)	756	30,610
Alliant Energy Corp. (Electric)	2,772	109,605
Ameren Corp. (Electric)	5,922	173,574
American Electric Power, Inc. (Electric)	11,718	427,473
American Water Works Co., Inc. (Water)	4,284	125,864
Aqua America, Inc. (Water)	3,402	76,715
Atmos Energy Corp. (Gas)	2,268	79,131
Avista Corp. (Electric)	1,386	33,749
Black Hills Corp. (Electric)	1,008	35,028
California Water Service Group (Water)	504	19,011
Calpine Corp.* (Electric)	8,568	143,514
CenterPoint Energy, Inc. (Electric)	9,702	180,457
Cleco Corp. (Electric)	1,512	53,071
CMS Energy Corp. (Electric)	6,048	119,750
Consolidated Edison, Inc. (Electric)	7,182	374,326
Constellation Energy Group, Inc. (Electric)	4,410	160,612
Covanta Holding Corp. (Energy - Alternate Sources)	3,150	54,086
Dominion Resources, Inc. (Electric)	14,364	666,777
DPL, Inc. (Electric)	2,898	87,780
DTE Energy Co. (Electric)	4,158	210,104
Duke Energy Corp. (Electric)	32,508	606,274
Dynegy, Inc. - Class A* (Electric)	2,520	15,977
Edison International (Electric)	7,434	291,933
El Paso Electric Co.* (Electric)	1,008	31,228
Entergy Corp. (Electric)	4,410	307,465
Exelon Corp. (Electric)	16,254	685,106
FirstEnergy Corp. (Electric)	10,332	412,867
GenOn Energy, Inc.* (Energy - Alternate Sources)	18,774	73,782
Great Plains Energy, Inc. (Electric)	3,276	67,420
Hawaiian Electric Industries, Inc. (Electric)	2,268	57,811
IDACORP, Inc. (Electric)	1,260	49,405
Integrys Energy Group, Inc. (Electric)	1,890	98,960
ITC Holdings Corp. (Electric)	1,260	89,372
Laclede Group, Inc. (Gas)	504	19,339
National Fuel Gas Co. (Pipelines)	1,764	129,301
New Jersey Resources Corp. (Gas)	1,008	44,130
NextEra Energy, Inc. (Electric)	10,206	577,353
Nicor, Inc. (Gas)	1,134	62,858
NiSource, Inc. (Electric)	6,804	132,338
Northeast Utilities System (Electric)	4,284	152,510
Northwest Natural Gas Co. (Gas)	630	29,131
NorthWestern Corp. (Electric)	882	28,709
NRG Energy, Inc.* (Electric)	6,048	146,362
NSTAR (Electric)	2,520	116,676
NV Energy, Inc. (Electric)	5,796	88,041
ONEOK, Inc. (Gas)	2,394	167,436
Pepco Holdings, Inc. (Electric)	5,544	106,833
PG&E Corp. (Electric)	9,828	452,874
Piedmont Natural Gas Co., Inc. (Gas)	1,638	52,007
Pinnacle West Capital Corp. (Electric)	2,646	114,810
PNM Resources, Inc. (Electric)	1,890	28,974
Portland General Electric Co. (Electric)	1,890	47,174
PPL Corp. (Electric)	13,860	380,180
Progress Energy, Inc. (Electric)	7,182	340,786
Public Service Enterprise Group, Inc. (Electric)	12,600	405,342
Questar Corp. (Pipelines)	4,284	75,270
SCANA Corp. (Electric)	2,772	115,093
Sempra Energy (Gas)	5,544	305,474
South Jersey Industries, Inc. (Gas)	756	43,432
Southern Co. (Electric)	20,664	806,723
Southwest Gas Corp. (Gas)	1,134	45,099
Spectra Energy Corp. (Pipelines)	16,002	464,698
TECO Energy, Inc. (Electric)	4,914	94,693
The AES Corp.* (Electric)	19,656	260,245
UGI Corp. (Gas)	2,772	92,308
Unisource Energy Corp. (Electric)	882	32,749
Vectren Corp. (Gas)	2,016	57,617
Westar Energy, Inc. (Electric)	2,772	75,426
WGL Holdings, Inc. (Gas)	1,260	49,795
Wisconsin Energy Corp. (Electric)	5,796	180,893
Xcel Energy, Inc. (Electric)	11,214	272,837

TOTAL COMMON STOCKS (Cost $10,540,091)		12,622,807

	Principal Amount	Value
Repurchase Agreements (a)(b) (22.1%)
Repurchase Agreements with various counterparties, rates 0.01% , dated 4/29/11, due 5/2/11, total to be received $3,804,003	$3,804,000	$3,804,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,804,000)		3,804,000

TOTAL INVESTMENT SECURITIES (Cost $14,344,091)—95.5%		16,426,807
Net other assets (liabilities) — 4.5%		780,779

NET ASSETS — 100.0%		$17,207,586

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At April 30, 2011, the aggregate amount held in a segregated account was $2,731,000.

(b)                                The ProFund invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*                                        Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$8,535,928	$264,407

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements, continued
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	$4,548,875	$106,424
		$370,831

Utilities UltraSector ProFund invested in the following industries as of April 30, 2011:

	Value	% of Net Assets
Electric	$10,477,869	60.9%
Energy - Alternate Sources	127,868	0.7%
Gas	1,126,211	6.6%
Pipelines	669,269	3.9%
Water	221,590	1.3%
Other**	4,584,779	26.6%
Total	$17,207,586	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short Oil & Gas ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (91.4%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $2,173,002	$2,173,000	$2,173,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,173,000)		2,173,000

TOTAL INVESTMENT SECURITIES (Cost $2,173,000)—91.4%		2,173,000
Net other assets (liabilities) — 8.6%		205,571

NET ASSETS — 100.0%		$2,378,571

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At April 30, 2011, the aggregate amount held in a segregated account was $907,000.

(b)                                The ProFund invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(652,477)	$(15,116)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(1,727,162)	(41,177)
		$(56,293)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short Precious Metals ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (97.2%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $6,394,005	$6,394,000	$6,394,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,394,000)		6,394,000

TOTAL INVESTMENT SECURITIES (Cost $6,394,000)—97.2%		6,394,000
Net other assets (liabilities) — 2.8%		185,620

NET ASSETS — 100.0%		$6,579,620

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At April 30, 2011, the aggregate amount held in a segregated account was $1,553,000.

(b)                                The ProFund invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(3,784,692)	$(37,352)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(2,803,791)	(27,009)
		$(64,361)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short Real Estate ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (154.1%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $10,224,009	$10,224,000	$10,224,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,224,000)		10,224,000

TOTAL INVESTMENT SECURITIES (Cost $10,224,000)—154.1%		10,224,000
Net other assets (liabilities) — (54.1)%		(3,590,467)

NET ASSETS — 100.0%		$6,633,533

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At April 30, 2011, the aggregate amount held in a segregated account was $2,556,000.

(b)                                The ProFund invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(6,398,067)	$(64,479)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(235,997)	(71,589)
		$(136,068)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
U.S. Government Plus ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (40.8%)
U.S. Treasury Bonds, 4.750%, 2/15/41	$30,700,000	$32,508,422

TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,217,015)		32,508,422

Repurchase Agreements (a)(b) (40.8%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $32,561,027	32,561,000	32,561,000

TOTAL REPURCHASE AGREEMENTS (Cost $32,561,000)		32,561,000

TOTAL INVESTMENT SECURITIES (Cost $64,778,015)—81.6%		65,069,422
Net other assets (liabilities) — 18.4%		14,667,900

NET ASSETS — 100.0%		$79,737,322

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $612,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
30-Year U.S. Treasury Bond Futures Contract expiring 6/22/11 (Underlying notional amount at value $612,656)	5	$14,212

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.750% due 2/15/41	$42,885,703	$790,240
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.750% due 2/15/41	23,825,391	328,454

		$1,118,694

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity 10 ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (102.5%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $68,839,057	$68,839,000	$68,839,000

TOTAL REPURCHASE AGREEMENTS (Cost $68,839,000)		68,839,000

TOTAL INVESTMENT SECURITIES (Cost $68,839,000)—102.5%		68,839,000
Net other assets (liabilities) — (2.5)%		(1,686,318)

NET ASSETS — 100.0%		$67,152,682

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $2,530,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
10-Year U.S. Treasury Note Futures Contract expiring 6/22/11 (Underlying notional amount at value $2,302,266)	19	$(45,785)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 10-Year U.S. Treasury Note, 3.625% due 2/15/21	$(20,870,938)	$(507,176)
Swap Agreement with Credit Suisse Capital LLC, based on the 10-Year U.S. Treasury Note, 3.625% due 2/15/21	(44,517,813)	(1,088,122)

		$(1,595,298)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (106.5%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $272,804,227	$272,804,000	$272,804,000

TOTAL REPURCHASE AGREEMENTS (Cost $272,804,000)		272,804,000

TOTAL INVESTMENT SECURITIES (Cost $272,804,000)—106.5%		272,804,000
Net other assets (liabilities) — (6.5)%		(16,644,601)

NET ASSETS — 100.0%		$256,159,399

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $29,030,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
30-Year U.S. Treasury Bond Futures Contract expiring 6/22/11 (Underlying notional amount at value $6,739,219)	55	$(155,980)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.750% due 2/15/41	$(71,264,391)	$(3,823,598)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.750% due 2/15/41	(243,654,328)	(9,510,000)

		$(13,333,598)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Rising U.S. Dollar ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (86.2%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $10,496,009	$10,496,000	$10,496,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,496,000)		10,496,000

TOTAL INVESTMENT SECURITIES (Cost $10,496,000)—86.2%		10,496,000
Net other assets (liabilities) — 13.8%		1,674,270

NET ASSETS — 100.0%		$12,170,270

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2011, the aggregate amount held in a segregated account was $2,341,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
U.S. Dollar Index Futures Contract expiring 6/14/11 (Underlying notional amount at value $878,340)	12	$(45,553)

See accompanying notes to schedules of portfolio investments.

At April 30, 2011, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Net Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short :
British Pound Sterling vs. U.S. Dollar	5/6/11	797,716	$1,299,741	$1,332,146	$(32,405)
Canadian Dollar vs. U.S. Dollar	5/6/11	803,311	837,172	849,141	(11,969)
Euro vs. U.S. Dollar	5/6/11	2,284,130	3,266,977	3,382,203	(115,226)
Japanese Yen vs. U.S. Dollar	5/6/11	4,246,164	51,986	52,359	(373)
Swedish Krona vs. U.S. Dollar	5/6/11	3,393,494	537,975	561,618	(23,643)
Swiss Franc vs. U.S. Dollar	5/6/11	460,785	502,115	532,846	(30,731)
Total Short Contracts			$6,495,966	$6,710,313	$(214,347)
Long:
British Pound Sterling vs. U.S. Dollar	5/6/11	97,427	$159,592	$162,699	$3,107
Canadian Dollar vs. U.S. Dollar	5/6/11	120,938	126,472	127,838	1,366
Euro vs. U.S. Dollar	5/6/11	589,760	855,551	873,282	17,731
Japanese Yen vs. U.S. Dollar	5/6/11	24,342,867	290,168	300,167	9,999
Swedish Krona vs. U.S. Dollar	5/6/11	446,841	72,289	73,952	1,663
Swiss Franc vs. U.S. Dollar	5/6/11	49,189	55,061	56,882	1,821
Total Long Contracts			$1,559,133	$1,594,820	$35,687

At April 30, 2011, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Net Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	5/6/11	192,123	$312,802	$320,836	$(8,034)
Canadian Dollar vs. U.S. Dollar	5/6/11	393,951	410,124	416,426	(6,302)
Euro vs. U.S. Dollar	5/6/11	3,206,643	4,579,622	4,748,207	(168,585)
Japanese Yen vs. U.S. Dollar	5/6/11	159,784,912	1,876,323	1,970,276	(93,953)
Swedish Krona vs. U.S. Dollar	5/6/11	408,831	64,644	67,661	(3,017)
Swiss Franc vs. U.S. Dollar	5/6/11	43,635	48,153	50,459	(2,306)
Total Short Contracts			$7,291,668	$7,573,865	$(282,197)

Long:
British Pound Sterling vs. U.S. Dollar	5/6/11	81,588	$132,946	$136,249	$3,303
Canadian Dollar vs. U.S. Dollar	5/6/11	104,118	108,546	110,058	1,512
Euro vs. U.S. Dollar	5/6/11	483,770	695,508	716,338	20,830
Japanese Yen vs. U.S. Dollar	5/6/11	15,258,296	183,488	188,147	4,659
Swedish Krona vs. U.S. Dollar	5/6/11	478,341	76,390	79,165	2,775
Swiss Franc vs. U.S. Dollar	5/6/11	101,411	111,548	117,271	5,723
Total Long Contracts			$1,308,426	$1,347,228	$38,802

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	April 30, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (95.6%)
Repurchase Agreements with various counterparties, rates 0.01%, dated 4/29/11, due 5/2/11, total to be received $24,280,020	$24,280,000	$24,280,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,280,000)		24,280,000

TOTAL INVESTMENT SECURITIES (Cost $24,280,000)—95.6%		24,280,000
Net other assets (liabilities) — 4.4%		1,122,693

NET ASSETS — 100.0%		$25,402,693

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2011, the aggregate amount held in a segregated account was $2,349,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
U.S. Dollar Index Futures Contract expiring 6/14/11 (Underlying notional amount at value $292,780)	4	$15,168

See accompanying notes to schedules of portfolio investments.

At April 30, 2011, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Net Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	5/6/11	834,078	$1,359,922	$1,392,869	$32,947
Canadian Dollar vs. U.S. Dollar	5/6/11	1,042,662	1,087,242	1,102,147	14,905
Euro vs. U.S. Dollar	5/6/11	4,444,249	6,366,676	6,580,778	214,102
Japanese Yen vs. U.S. Dollar	5/6/11	120,791,925	1,424,963	1,489,461	64,498
Swedish Krona vs. U.S. Dollar	5/6/11	3,354,142	532,940	555,105	22,165
Swiss Franc vs. U.S. Dollar	5/6/11	389,509	426,084	450,424	24,340
Total Long Contracts			$11,197,827	$11,570,784	$372,957

At April 30, 2011, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Net Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	5/6/11	82,133	$133,530	$137,158	$(3,628)
Canadian Dollar vs. U.S. Dollar	5/6/11	93,900	97,329	99,257	(1,928)
Euro vs. U.S. Dollar	5/6/11	344,807	490,472	510,570	(20,098)
Japanese Yen vs. U.S. Dollar	5/6/11	14,300,933	172,934	176,342	(3,408)
Swedish Krona vs. U.S. Dollar	5/6/11	200,354	31,732	33,158	(1,426)
Swiss Franc vs. U.S. Dollar	5/6/11	34,117	38,043	39,453	(1,410)
Total Short Contracts			$964,040	$995,938	$(31,898)

Long:
British Pound Sterling vs. U.S. Dollar	5/6/11	1,005,374	$1,636,592	$1,678,925	$42,333
Canadian Dollar vs. U.S. Dollar	5/6/11	1,158,391	1,205,465	1,224,479	19,014
Euro vs. U.S. Dollar	5/6/11	5,474,103	7,856,082	8,105,724	249,642
Japanese Yen vs. U.S. Dollar	5/6/11	163,193,122	1,930,145	2,012,301	82,156
Swedish Krona vs. U.S. Dollar	5/6/11	3,082,169	490,419	510,094	19,675
Swiss Franc vs. U.S. Dollar	5/6/11	411,465	453,106	475,813	22,707
Total Long Contracts			$13,571,809	$14,007,336	$435,527

See accompanying notes to schedules of portfolio investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

1.              Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: the Investor Class and the Service Class.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

At April 30, 2011, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated.  Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.01%, dated 4/29/11, due 5/2/11(1)	HSBC Securities (USA), Inc., 0.01%, dated 4/29/11, due 5/2/11(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, dated 4/29/11, due 5/2/11(3)	UBS Securities, LLC, 0.01%, dated 4/29/11, due 5/2/11(4)
Bull ProFund	$15,028,000	$17,890,000	$7,950,000	$1,490,000
Mid-Cap ProFund	11,474,000	13,658,000	6,070,000	1,137,000
Small-Cap ProFund	7,046,000	8,383,000	3,725,000	698,000
NASDAQ-100 ProFund	11,937,000	14,204,000	6,312,000	1,182,000
Large-Cap Value ProFund	26,000	29,000	13,000	2,000
Large-Cap Growth ProFund	72,000	82,000	36,000	6,000
Mid-Cap Growth ProFund	39,000	45,000	20,000	3,000
Small-Cap Value ProFund	31,000	35,000	15,000	2,000
Small-Cap Growth ProFund	18,000	19,000	8,000	1,000
Europe 30 ProFund	56,000	65,000	28,000	5,000
UltraBull ProFund	18,892,000	22,490,000	9,995,000	1,873,000
UltraMid-Cap ProFund	23,101,000	27,498,000	12,220,000	2,291,000
UltraSmall-Cap ProFund	19,434,000	23,131,000	10,279,000	1,926,000
UltraDow 30 ProFund	6,560,000	7,805,000	3,469,000	650,000
UltraNASDAQ-100 ProFund	20,873,000	24,845,000	11,042,000	2,069,000
UltraInternational ProFund	16,614,000	19,773,000	8,786,000	1,646,000
UltraEmerging Markets ProFund	6,798,000	8,086,000	3,593,000	672,000
UltraLatin America ProFund	4,589,000	5,458,000	2,425,000	454,000
UltraChina ProFund	3,383,000	4,019,000	1,785,000	333,000
UltraJapan ProFund	4,800,000	5,712,000	2,538,000	475,000
Bear ProFund	10,249,000	12,198,000	5,420,000	1,015,000
Short Small-Cap ProFund	4,546,000	5,407,000	2,402,000	450,000
Short NASDAQ-100 ProFund	1,704,000	2,023,000	899,000	167,000
UltraBear ProFund	19,644,000	23,383,000	10,391,000	1,947,000
UltraShort Mid-Cap ProFund	650,000	763,000	338,000	62,000
UltraShort Small-Cap ProFund	4,157,000	4,943,000	2,196,000	410,000
UltraShort Dow 30 ProFund	2,255,000	2,678,000	1,190,000	222,000
UltraShort NASDAQ-100 ProFund	8,156,000	9,701,000	4,311,000	806,000
UltraShort International ProFund	4,176,000	4,964,000	2,204,000	412,000
UltraShort Emerging Markets ProFund	1,975,000	2,345,000	1,041,000	194,000
UltraShort Latin America ProFund	931,000	1,099,000	487,000	90,000
UltraShort China ProFund	691,000	813,000	362,000	66,000
UltraShort Japan ProFund	1,141,000	1,354,000	602,000	112,000
Banks UltraSector ProFund	1,204,000	1,426,000	633,000	117,000
Basic Materials UltraSector ProFund	3,934,000	4,677,000	2,077,000	388,000
Biotechnology UltraSector ProFund	1,213,000	1,434,000	636,000	118,000
Consumer Goods UltraSector ProFund	358,000	419,000	186,000	33,000
Consumer Services UltraSector ProFund	350,000	409,000	181,000	33,000
Financials UltraSector ProFund	911,000	1,080,000	479,000	89,000
Health Care UltraSector ProFund	1,508,000	1,785,000	794,000	147,000
Industrials UltraSector ProFund	1,289,000	1,529,000	678,000	126,000
Internet UltraSector ProFund	3,234,000	3,843,000	1,707,000	319,000
Mobile Telecommunications UltraSector ProFund	238,000	274,000	120,000	21,000
Oil & Gas UltraSector ProFund	9,762,000	11,615,000	5,161,000	967,000
Oil Equipment, Services & Distribution UltraSector ProFund	5,756,000	6,846,000	3,042,000	569,000
Pharmaceuticals UltraSector ProFund	1,176,000	1,392,000	617,000	114,000
Precious Metals UltraSector ProFund	27,130,000	32,297,000	14,353,000	2,691,000
Real Estate UltraSector ProFund	1,897,000	2,253,000	1,000,000	187,000
Semiconductor UltraSector ProFund	665,000	785,000	348,000	64,000
Technology UltraSector ProFund	1,417,000	1,681,000	747,000	139,000
Telecommunications UltraSector ProFund	453,000	532,000	236,000	43,000
Utilities UltraSector ProFund	1,354,000	1,605,000	713,000	132,000
Short Oil & Gas ProFund	776,000	916,000	406,000	75,000
Short Precious Metals ProFund	2,273,000	2,699,000	1,199,000	223,000
Short Real Estate ProFund	3,632,000	4,316,000	1,918,000	358,000
U.S. Government Plus ProFund	11,555,000	13,751,000	6,111,000	1,144,000
Rising Rates Opportunity 10 ProFund	24,424,000	29,073,000	12,921,000	2,421,000
Rising Rates Opportunity ProFund	96,772,000	115,222,000	51,209,000	9,601,000
Rising U.S. Dollar ProFund	3,728,000	4,431,000	1,969,000	368,000
Falling U.S. Dollar ProFund	8,618,000	10,253,000	4,556,000	853,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at April 30, 2011 as follows:

(1)	Federal Home Loan Bank, 0.08% (represents effective yield at April 30, 2011), 5/20/11, Federal National Mortgage Association, 5.25%, 8/1/12, U.S. Treasury Notes, 3.625%, 2/15/20
(2)	Federal Home Loan Banks, 0.70% to 1.00%, due 11/16/12 to 8/22/14, Federal National Mortgage Association, 2.25% to 6.125%, due 3/15/12 to 10/15/15, Federal Home Loan Mortgage Corp., 2.50%, 5/27/16
(3)	U.S. Treasury Notes, 0.75%, 8/15/13
(4)	Federal Home Loan Mortgage Corp., 1.35%, 4/29/14, Federal National Mortgage Association, 4.625%, 5/1/13

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (‘ADRs”), New York Shares (“NYSs”) and Global Registered Shares (“GRSs”).  For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs are an alternative to purchasing the underlying securities in their national markets and currencies.  An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market.  Similar to NYSs, GRSs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund’s investment objective.  All other derivative instruments held as of April 30, 2011, gained exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The ProFunds use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amounts of variation margin. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks.  The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform.  As of April 30, 2011, the ProFunds did not write options.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFunds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments.  Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral.  If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. A ProFund will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund. In the event of the bankruptcy of a counterparty, the ProFund will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund’s request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.  As of April 30, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

Swap Agreements

The ProFunds may enter into swap agreements, primarily equity index or bond swap agreements, based on the applicable benchmark of each ProFund. The ProFunds use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return.  The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund’s custodian.  In a long swap agreement where the fund

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund on the notional amount, as well as any trading spreads the ProFunds may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements.”

Some ProFunds may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index.  Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the ProFunds may pay to the counterparty on the notional amount.  These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the unrealized gain/loss. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform.  A ProFund bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize credit risk including early termination and payment, using different counterparties, limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds. All of the outstanding swap agreements at April 30, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral.  If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

The ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund. In the event of the bankruptcy of a counterparty, the ProFund will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund’s request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.  As of April 30, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3.    Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•Level 1— quoted prices in active markets for identical assets

•Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•Level 3— significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Certain fixed-income securities may be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.  Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value heirarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).  The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of April 30, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$13,602,289	$—	$—	$—	$—		$13,602,289	$—
Rights/Warrants	2	—	—	—	—		2	—
Repurchase Agreements	—	—	42,358,000	—	—		42,358,000	—
Futures Contracts	—	396,439	—	—	—		—	396,439
Swap Agreements	—	—	—	189,400	—		—	189,400
Total	$13,602,291	$396,439	$42,358,000	$189,400	$—		$55,960,291	$585,839

Mid-Cap ProFund
Common Stocks	$12,847,283	$—	$—	$—	$—	*	$12,847,283	$—
Repurchase Agreements	—	—	32,339,000	—	—		32,339,000	—
Futures Contracts	—	436,019	—	—	—		—	436,019
Swap Agreements	—	—	—	103,297	—		—	103,297
Total	$12,847,283	$436,019	$32,339,000	$103,297	$—		$45,186,283	$539,316

Small-Cap ProFund
Common Stocks	$9,718,405	$—	$—	$—	$—		$9,718,405	$—
Repurchase Agreements	—	—	19,852,000	—	—		19,852,000	—
Futures Contracts	—	38,182	—	—	—		—	38,182
Swap Agreements	—	—	—	159,446	—		—	159,446
Total	$9,718,405	$38,182	$19,852,000	$159,446	$—		$29,570,405	$197,628

NASDAQ-100 ProFund
Common Stocks	$17,777,995	$—	$—	$—	$—		$17,777,995	$—
Repurchase Agreements	—	—	33,635,000	—	—		33,635,000	—
Futures Contracts	—	126,278	—	—	—		—	126,278
Swap Agreements	—	—	—	(117,409)	—		—	(117,409)
Total	$17,777,995	$126,278	$33,635,000	$(117,409)	$—		$51,412,995	$8,869

Large-Cap Value ProFund
Common Stocks	$11,852,193	$—	$—	$—	$—		$11,852,193	$—
Rights/Warrants	9	—	—	—	—		9	—
Repurchase Agreements	—	—	70,000	—	—		70,000	—
Total	$11,852,202	$—	$70,000	$—	$—		$11,922,202	$—

Large-Cap Growth ProFund
Common Stocks	$15,094,623	$—	$—	$—	$—		$15,094,623	$—
Repurchase Agreements	—	—	196,000	—	—		196,000	—
Total	$15,094,623	$—	$196,000	$—	$—		$15,290,623	$—

Mid-Cap Value ProFund
Common Stocks	$24,392,120	$—	$—	$—	$—		$24,392,120	$—
Total	$24,392,120	$—	$—	$—	$—		$24,392,120	$—

Mid-Cap Growth ProFund
Common Stocks	$38,704,973	$—	$—	$—	$—	*	$38,704,973	$—
Repurchase Agreements	—	—	107,000	—	—		107,000	—
Total	$38,704,973	$—	$107,000	$—	$—		$38,811,973	$—

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

Small-Cap Value ProFund
Common Stocks	$10,047,168	$—	$—	$—	$—		$10,047,168	$—
Repurchase Agreements	—	—	83,000	—	—		83,000	—
Total	$10,047,168	$—	$83,000	$—	$—		$10,130,168	$—

Small-Cap Growth ProFund
Common Stocks	$43,830,280	$—	$—	$—	$—		$43,830,280	$—
Repurchase Agreements	—	—	46,000	—	—		46,000	—
Total	$43,830,280	$—	$46,000	$—	$—		$43,876,280	$—

Europe 30 ProFund
Common Stocks	$47,770,756	$—	$—	$—	$—		$47,770,756	$—
Repurchase Agreements	—	—	154,000	—	—		154,000	—
Futures Contracts	—	4,939	—	—	—		—	4,939
Total	$47,770,756	$4,939	$154,000	$—	$—		$47,924,756	$4,939

UltraBull ProFund
Common Stocks	$36,920,451	$—	$—	$—	$—		$36,920,451	$—
Rights/Warrants	2	—	—	—	—		2	—
Repurchase Agreements	—	—	53,250,000	—	—		53,250,000	—
Futures Contracts	—	314,973	—	—	—		—	314,973
Swap Agreements	—	—	—	748,780	—		—	748,780
Total	$36,920,453	$314,973	$53,250,000	$748,780	$—		$90,170,453	$1,063,753

UltraMid-Cap ProFund
Common Stocks	$31,491,526	$—	$—	$—	$—	*	$31,491,526	$—
Repurchase Agreements	—	—	65,110,000	—	—		65,110,000	—
Futures Contracts	—	828,685	—	—	—		—	828,685
Swap Agreements	—	—	—	578,452	—		—	578,452
Total	$31,491,526	$828,685	$65,110,000	$578,452	$—		$96,601,526	$1,407,137

UltraSmall-Cap ProFund
Common Stocks	$18,102,905	$—	$—	$—	$—		$18,102,905	$—
Repurchase Agreements	—	—	54,770,000	—	—		54,770,000	—
Futures Contracts	—	1,145,458	—	—	—		—	1,145,458
Swap Agreements	—	—	—	919,010	—		—	919,010
Total	$18,102,905	$1,145,458	$54,770,000	$919,010	$—		$72,872,905	$2,064,468

UltraDow 30 ProFund
Common Stocks	$7,371,491	$—	$—	$—	$—		$7,371,491	$—
Repurchase Agreements	—	—	18,484,000	—	—		18,484,000	—
Futures Contracts	—	117,855	—	—	—		—	117,855
Swap Agreements	—	—	—	398,084	—		—	398,084
Total	$7,371,491	$117,855	$18,484,000	$398,084	$—		$25,855,491	$515,939

UltraNASDAQ-100 ProFund
Common Stocks	$87,812,521	$—	$—	$—	$—		$87,812,521	$—
Repurchase Agreements	—	—	58,829,000	—	—		58,829,000	—
Futures Contracts	—	1,029,652	—	—	—		—	1,029,652
Swap Agreements	—	—	—	(704,796)	—		—	(704,796)
Total	$87,812,521	$1,029,652	$58,829,000	$(704,796)	$—		$146,641,521	$324,856

UltraInternational ProFund
Repurchase Agreements	$—	$—	$46,819,000	$—	$—		$46,819,000	$—
Futures Contracts	—	245,268	—	—	—		—	245,268
Swap Agreements	—	—	—	689,081	—		—	689,081
Total	$—	$245,268	$46,819,000	$689,081	$—		$46,819,000	$934,349

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

UltraEmerging Markets ProFund
Common Stocks	$45,095,153	$—	$—	$—	$—	$45,095,153	$—
Preferred Stocks	6,270,966	—	—	—	—	6,270,966	—
Repurchase Agreements	—	—	19,149,000	—	—	19,149,000	—
Swap Agreements	—	—	—	(97,734)	—	—	(97,734)
Total	$51,366,119	$—	$19,149,000	$(97,734)	$—	$70,515,119	$(97,734)

UltraLatin America ProFund
Common Stocks	$25,585,396	$—	$—	$—	$—	$25,585,396	$—
Preferred Stocks	6,194,947	—	—	—	—	6,194,947	—
Repurchase Agreements	—	—	12,926,000	—	—	12,926,000	—
Swap Agreements	—	—	—	59,998	—	—	59,998
Total	$31,780,343	$—	$12,926,000	$59,998	$—	$44,706,343	$59,998

UltraChina ProFund
Common Stocks	$25,292,479	$—	$—	$—	$—	$25,292,479	$—
Repurchase Agreements	—	—	9,520,000	—	—	9,520,000	—
Swap Agreements	—	—	—	132,684	—	—	132,684
Total	$25,292,479	$—	$9,520,000	$132,684	$—	$34,812,479	$132,684

UltraJapan ProFund
Repurchase Agreements	$—	$—	$13,525,000	$—	$—	$13,525,000	$—
Futures Contracts	—	1,522,361	—	—	—	—	1,522,361
Swap Agreements	—	—	—	132,388	—	—	132,388
Total	$—	$1,522,361	$13,525,000	$132,388	$—	$13,525,000	$1,654,749

Bear ProFund
Repurchase Agreements	$—	$—	$28,882,000	$—	$—	$28,882,000	$—
Futures Contracts	—	(135,249)	—	—	—	—	(135,249)
Swap Agreements	—	—	—	(144,166)	—	—	(144,166)
Total	$—	$(135,249)	$28,882,000	$(144,166)	$—	$28,882,000	$(279,415)

Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$12,805,000	$—	$—	$12,805,000	$—
Futures Contracts	—	(14,332)	—	—	—	—	(14,332)
Swap Agreements	—	—	—	(104,221)	—	—	(104,221)
Total	$—	$(14,332)	$12,805,000	$(104,221)	$—	$12,805,000	$(118,553)

Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$4,793,000	$—	$—	$4,793,000	$—
Futures Contracts	—	(13,832)	—	—	—	—	(13,832)
Swap Agreements	—	—	—	16,300	—	—	16,300
Total	$—	$(13,832)	$4,793,000	$16,300	$—	$4,793,000	$2,468

UltraBear ProFund
Repurchase Agreements	$—	$—	$55,365,000	$—	$—	$55,365,000	$—
Futures Contracts	—	(476,100)	—	—	—	—	(476,100)
Swap Agreements	—	—	—	(575,748)	—	—	(575,748)
Total	$—	$(476,100)	$55,365,000	$(575,748)	$—	$55,365,000	$(1,051,848)

UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,813,000	$—	$—	$1,813,000	$—
Futures Contracts	—	(5,665)	—	—	—	—	(5,665)
Swap Agreements	—	—	—	(14,905)	—	—	(14,905)
Total	$—	$(5,665)	$1,813,000	$(14,905)	$—	$1,813,000	$(20,570)

UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$11,706,000	$—	$—	$11,706,000	$—
Futures Contracts	—	(47,773)	—	—	—	—	(47,773)
Swap Agreements	—	—	—	(184,218)	—	—	(184,218)
Total	$—	$(47,773)	$11,706,000	$(184,218)	$—	$11,706,000	$(231,991)

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$6,345,000	$—	$—	$6,345,000	$—
Futures Contracts	—	(55,547)	—	—	—	—	(55,547)
Swap Agreements	—	—	—	(102,667)	—	—	(102,667)
Total	$—	$(55,547)	$6,345,000	$(102,667)	$—	$6,345,000	$(158,214)

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$22,974,000	$—	$—	$22,974,000	$—
Futures Contracts	—	(64,260)	—	—	—	—	(64,260)
Swap Agreements	—	—	—	167,730	—	—	167,730
Total	$—	$(64,260)	$22,974,000	$167,730	$—	$22,974,000	$103,470

UltraShort International ProFund
Repurchase Agreements	$—	$—	$11,756,000	$—	$—	$11,756,000	$—
Futures Contracts	—	(64,024)	—	—	—	—	(64,024)
Swap Agreements	—	—	—	(175,558)	—	—	(175,558)
Total	$—	$(64,024)	$11,756,000	$(175,558)	$—	$11,756,000	$(239,582)

UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$5,555,000	$—	$—	$5,555,000	$—
Swap Agreements	—	—	—	2,940	—	—	2,940
Total	$—	$—	$5,555,000	$2,940	$—	$5,555,000	$2,940

UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$2,607,000	$—	$—	$2,607,000	$—
Swap Agreements	—	—	—	(10,485)	—	—	(10,485)
Total	$—	$—	$2,607,000	$(10,485)	$—	$2,607,000	$(10,485)

UltraShort China ProFund
Repurchase Agreements	$—	$—	$1,932,000	$—	$—	$1,932,000	$—
Swap Agreements	—	—	—	(9,745)	—	—	(9,745)
Total	$—	$—	$1,932,000	$(9,745)	$—	$1,932,000	$(9,745)

UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$3,209,000	$—	$—	$3,209,000	$—
Futures Contracts	—	323,637	—	—	—	—	323,637
Swap Agreements	—	—	—	(36,717)	—	—	(36,717)
Total	$—	$323,637	$3,209,000	$(36,717)	$—	$3,209,000	$286,920

Banks UltraSector ProFund
Common Stocks	$9,264,524	$—	$—	$—	$—	$9,264,524	$—
Repurchase Agreements	—	—	3,380,000	—	—	3,380,000	—
Swap Agreements	—	—	—	158,317	—	—	158,317
Total	$9,264,524	$—	$3,380,000	$158,317	$—	$12,644,524	$158,317

Basic Materials UltraSector ProFund
Common Stocks	$48,602,354	$—	$—	$—	$—	$48,602,354	$—
Repurchase Agreements	—	—	11,076,000	—	—	11,076,000	—
Swap Agreements	—	—	—	783,607	—	—	783,607
Total	$48,602,354	$—	$11,076,000	$783,607	$—	$59,678,354	$783,607

Biotechnology UltraSector ProFund
Common Stocks	$9,031,781	$—	$—	$—	$—	$9,031,781	$—
Repurchase Agreements	—	—	3,401,000	—	—	3,401,000	—
Swap Agreements	—	—	—	200,841	—	—	200,841
Total	$9,031,781	$—	$3,401,000	$200,841	$—	$12,432,781	$200,841

Consumer Goods UltraSector ProFund
Common Stocks	$2,831,101	$—	$—	$—	$—	$2,831,101	$—
Repurchase Agreements	—	—	996,000	—	—	996,000	—
Swap Agreements	—	—	—	61,458	—	—	61,458
Total	$2,831,101	$—	$996,000	$61,458	$—	$3,827,101	$61,458

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

Consumer Services UltraSector ProFund
Common Stocks	$2,618,167	$—	$—	$—	$—		$2,618,167	$—
Repurchase Agreements	—	—	973,000	—	—		973,000	—
Swap Agreements	—	—	—	49,818	—		—	49,818
Total	$2,618,167	$—	$973,000	$49,818	$—		$3,591,167	$49,818

Financials UltraSector ProFund
Common Stocks	$8,010,745	$—	$—	$—	$—		$8,010,745	$—
Rights/Warrants	8	—	—	—	—		8	—
Repurchase Agreements	—	—	2,559,000	—	—		2,559,000	—
Swap Agreements	—	—	—	120,311	—		—	120,311
Total	$8,010,753	$—	$2,559,000	$120,311	$—		$10,569,753	$120,311

Health Care UltraSector ProFund
Common Stocks	$13,262,092	$—	$—	$—	$—		$13,262,092	$—
Repurchase Agreements	—	—	4,234,000	—	—		4,234,000	—
Swap Agreements	—	—	—	307,282	—		—	307,282
Total	$13,262,092	$—	$4,234,000	$307,282	$—		$17,496,092	$307,282

Industrials UltraSector ProFund
Common Stocks	$13,110,406	$—	$—	$—	$—		$13,110,406	$—
Repurchase Agreements	—	—	3,622,000	—	—		3,622,000	—
Swap Agreements	—	—	—	332,271	—		—	332,271
Total	$13,110,406	$—	$3,622,000	$332,271	$—		$16,732,406	$332,271

Internet UltraSector ProFund
Common Stocks	$28,673,028	$—	$—	$—	$—		$28,673,028	$—
Repurchase Agreements	—	—	9,103,000	—	—		9,103,000	—
Swap Agreements	—	—	—	418,244	—		—	418,244
Total	$28,673,028	$—	$9,103,000	$418,244	$—		$37,776,028	$418,244

Mobile Telecommunications UltraSector ProFund
Common Stocks	$1,500,039	$—	$—	$—	$—		$1,500,039	$—
Repurchase Agreements	—	—	653,000	—	—		653,000	—
Swap Agreements	—	—	—	37,858	—		—	37,858
Total	$1,500,039	$—	$653,000	$37,858	$—		$2,153,039	$37,858

Oil & Gas UltraSector ProFund
Common Stocks	$97,437,217	$—	$—	$—	$—	*	$97,437,217	$—
Repurchase Agreements	—	—	27,505,000	—	—		27,505,000	—
Swap Agreements	—	—	—	1,895,876	—		—	1,895,876
Total	$97,437,217	$—	$27,505,000	$1,895,876	$—		$124,942,217	$1,895,876

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$45,756,130	$—	$—	$—	$—		$45,756,130	$—
Repurchase Agreements	—	—	16,213,000	—	—		16,213,000	—
Swap Agreements	—	—	—	433,902	—		—	433,902
Total	$45,756,130	$—	$16,213,000	$433,902	$—		$61,969,130	$433,902

Pharmaceuticals UltraSector ProFund
Common Stocks	$4,826,864	$—	$—	$—	$—		$4,826,864	$—
Repurchase Agreements	—	—	3,299,000	—	—		3,299,000	—
Swap Agreements	—	—	—	133,636	—		—	133,636
Total	$4,826,864	$—	$3,299,000	$133,636	$—		$8,125,864	$133,636

Precious Metals UltraSector ProFund
Repurchase Agreements	$—	$—	$76,471,000	$—	$—		$76,471,000	$—
Swap Agreements	—	—	—	1,063,351	—		—	1,063,351
Total	$—	$—	$76,471,000	$1,063,351	$—		$76,471,000	$1,063,351

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

Real Estate UltraSector ProFund
Common Stocks	$17,635,113	$—	$—	$—	$—	$17,635,113	$—
Repurchase Agreements	—	—	5,337,000	—	—	5,337,000	—
Swap Agreements	—	—	—	347,116	—	—	347,116
Total	$17,635,113	$—	$5,337,000	$347,116	$—	$22,972,113	$347,116

Semiconductor UltraSector ProFund
Common Stocks	$17,612,692	$—	$—	$—	$—	$17,612,692	$—
Repurchase Agreements	—	—	1,862,000	—	—	1,862,000	—
Swap Agreements	—	—	—	153,537	—	—	153,537
Total	$17,612,692	$—	$1,862,000	$153,537	$—	$19,474,692	$153,537

Technology UltraSector ProFund
Common Stocks	$11,441,228	$—	$—	$—	$—	$11,441,228	$—
Repurchase Agreements	—	—	3,984,000	—	—	3,984,000	—
Swap Agreements	—	—	—	132,683	—	—	132,683
Total	$11,441,228	$—	$3,984,000	$132,683	$—	$15,425,228	$132,683

Telecommunications UltraSector ProFund
Common Stocks	$1,660,296	$—	$—	$—	$—	$1,660,296	$—
Repurchase Agreements	—	—	1,264,000	—	—	1,264,000	—
Swap Agreements	—	—	—	40,381	—	—	40,381
Total	$1,660,296	$—	$1,264,000	$40,381	$—	$2,924,296	$40,381

Utilities UltraSector ProFund
Common Stocks	$12,622,807	$—	$—	$—	$—	$12,622,807	$—
Repurchase Agreements	—	—	3,804,000	—	—	3,804,000	—
Swap Agreements	—	—	—	370,831	—	—	370,831
Total	$12,622,807	$—	$3,804,000	$370,831	$—	$16,426,807	$370,831

Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$2,173,000	$—	$—	$2,173,000	$—
Swap Agreements	—	—	—	(56,293)	—	—	(56,293)
Total	$—	$—	$2,173,000	$(56,293)	$—	$2,173,000	$(56,293)

Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$6,394,000	$—	$—	$6,394,000	$—
Swap Agreements	—	—	—	(64,361)	—	—	(64,361)
Total	$—	$—	$6,394,000	$(64,361)	$—	$6,394,000	$(64,361)

Short Real Estate ProFund
Repurchase Agreements	$—	$—	$10,224,000	$—	$—	$10,224,000	$—
Swap Agreements	—	—	—	(136,068)	—	—	(136,068)
Total	$—	$—	$10,224,000	$(136,068)	$—	$10,224,000	$(136,068)

U.S. Government Plus ProFund
U.S. Treasury Obligations	$—	$—	$32,508,422	$—	$—	$32,508,422	$—
Repurchase Agreements	—	—	32,561,000	—	—	32,561,000	—
Futures Contracts	—	14,212	—	—	—	—	14,212
Swap Agreements	—	—	—	1,118,694	—	—	1,118,694
Total	$—	$14,212	$65,069,422	$1,118,694	$—	$65,069,422	$1,132,906

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$68,839,000	$—	$—	$68,839,000	$—
Futures Contracts	—	(45,785)	—	—	—	—	(45,785)
Swap Agreements	—	—	—	(1,595,298)	—	—	(1,595,298)
Total	$—	$(45,785)	$68,839,000	$(1,595,298)	$—	$68,839,000	$(1,641,083)

Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$272,804,000	$—	$—	$272,804,000	$—
Futures Contracts	—	(155,980)	—	—	—	—	(155,980)
Swap Agreements	—	—	—	(13,333,598)	—	—	(13,333,598)
Total	$—	$(155,980)	$272,804,000	$(13,333,598)	$—	$272,804,000	$(13,489,578)

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$10,496,000	$—	$—	$10,496,000	$—
Futures Contracts	—	(45,553)	—	—	—	—	(45,553)
Forward Currency Contracts	—	—	—	(422,055)	—	—	(422,055)
Total	$—	$(45,553)	$10,496,000	$(422,055)	$—	$10,496,000	$(467,608)

Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$24,280,000	$—	$—	$24,280,000	$—
Futures Contracts	—	15,168	—	—	—	—	15,168
Forward Currency Contracts	—	—	—	776,586	—	—	776,586
Total	$—	$15,168	$24,280,000	$776,586	$—	$24,280,000	$791,754

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

* Securities issued in connection with a pending litigation settlement and were fair valued at $0. The security held in Mid-Cap ProFund, Mid-Cap Growth ProFund and UltraMid-Cap ProFund is categorized as Apparel and the security held in Oil & Gas UltraSector ProFund is categorized as Oil & Gas.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of April 30, 2011.

4.              Investment Risks

Active Investor Risk

The ProFunds permit frequent purchases and exchanges without restriction, which could increase transaction costs.  In addition, large movements of assets into and out of a ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index.  Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund.  The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund’s daily investment objective.

Certain ProFunds are “leveraged” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds are unlikely to provide a simple multiple (e.g., 1.5x, -1x, -1.25x, 2x, or -2x) of an index’s return over periods longer than one day.

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. The ProFunds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.  The ProFunds have sought to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund. In the event of the bankruptcy of a counterparty, the ProFund will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the ProFund’s request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.  The ProFunds typically enter into transactions with counterparties whose credit rating, at the time of

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2011 (unaudited)

the transaction, is investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Advisor to be of comparable credit quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the ProFund, all of the ProFunds may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

5.              Federal Income Tax Information

At April 30, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Bull ProFund	$50,424,291	$8,446,077	$(2,910,077)	$5,536,000
Mid-Cap ProFund	41,074,803	4,471,133	(359,653)	4,111,480
Small-Cap ProFund	26,579,459	3,373,947	(383,001)	2,990,946
NASDAQ-100 ProFund	43,291,822	9,550,775	(1,429,602)	8,121,173
Large-Cap Value ProFund	10,685,830	2,737,827	(1,501,455)	1,236,372
Large-Cap Growth ProFund	11,532,719	4,765,638	(1,007,734)	3,757,904
Mid-Cap Value ProFund	21,857,329	5,532,881	(2,998,090)	2,534,791
Mid-Cap Growth ProFund	33,335,560	7,747,805	(2,271,392)	5,476,413
Small-Cap Value ProFund	8,663,360	3,373,934	(1,907,126)	1,466,808
Small-Cap Growth ProFund	39,008,085	6,959,819	(2,091,624)	4,868,195
Europe 30 ProFund	45,640,108	4,208,437	(1,923,789)	2,284,648
UltraBull ProFund	85,378,048	16,013,687	(11,221,282)	4,792,405
UltraMid-Cap ProFund	87,675,784	12,980,090	(4,054,348)	8,925,742
UltraSmall-Cap ProFund	67,412,897	6,647,263	(1,187,255)	5,460,008
UltraDow 30 ProFund	23,476,887	3,632,434	(1,253,830)	2,378,604
UltraNASDAQ-100 ProFund	134,928,830	46,462,101	(34,749,410)	11,712,691
UltraInternational ProFund	46,819,000	—	—	—
UltraEmerging Markets ProFund	68,244,713	11,528,333	(9,257,927)	2,270,406
UltraLatin America ProFund	38,374,073	14,049,900	(7,717,630)	6,332,270
UltraChina ProFund	29,804,804	7,524,381	(2,516,706)	5,007,675
UltraJapan ProFund	13,525,000	—	—	—
Bear ProFund	28,882,000	—	—	—
Short Small-Cap ProFund	12,805,000	—	—	—
Short NASDAQ-100 ProFund	4,793,000	—	—	—
UltraBear ProFund	55,365,000	—	—	—
UltraShort Mid-Cap ProFund	1,813,000	—	—	—
UltraShort Small-Cap ProFund	11,706,000	—	—	—
UltraShort Dow 30 ProFund	6,345,000	—	—	—
UltraShort NASDAQ-100 ProFund	22,974,000	—	—	—
UltraShort International ProFund	11,756,000	—	—	—
UltraShort Emerging Markets ProFund	5,555,000	—	—	—
UltraShort Latin America ProFund	2,607,000	—	—	—
UltraShort China ProFund	1,932,000	—	—	—
UltraShort Japan ProFund	3,209,000	—	—	—
Banks UltraSector ProFund	13,617,199	4,176,809	(5,149,484)	(972,675)
Basic Materials UltraSector ProFund	55,069,607	18,660,480	(14,051,733)	4,608,747
Biotechnology UltraSector ProFund	10,260,207	3,330,030	(1,157,456)	2,172,574
Consumer Goods UltraSector ProFund	3,572,076	346,514	(91,489)	255,025
Consumer Services UltraSector ProFund	3,103,943	845,337	(358,113)	487,224
Financials UltraSector ProFund	12,017,265	2,629,962	(4,077,474)	(1,447,512)
Health Care UltraSector ProFund	16,616,149	1,428,866	(548,923)	879,943
Industrials UltraSector ProFund	14,894,394	2,369,948	(531,936)	1,838,012
Internet UltraSector ProFund	30,579,612	9,597,278	(2,400,862)	7,196,416
Mobile Telecommunications UltraSector ProFund	2,313,143	545,684	(705,788)	(160,104)
Oil & Gas UltraSector ProFund	95,742,809	32,483,029	(3,283,621)	29,199,408
Oil Equipment, Services & Distribution UltraSector ProFund	55,815,644	11,597,485	(5,443,999)	6,153,486
Pharmaceuticals UltraSector ProFund	7,850,702	551,507	(276,345)	275,162
Precious Metals UltraSector ProFund	76,471,000	—	—	—
Real Estate UltraSector ProFund	18,217,168	6,911,638	(2,156,693)	4,754,945
Semiconductor UltraSector ProFund	19,654,767	2,614,602	(2,794,677)	(180,075)
Technology UltraSector ProFund	12,920,231	3,830,859	(1,325,862)	2,504,997
Telecommunications UltraSector ProFund	2,715,301	538,411	(329,416)	208,995
Utilities UltraSector ProFund	15,322,973	2,082,716	(978,882)	1,103,834
Short Oil & Gas ProFund	2,173,000	—	—	—
Short Precious Metals ProFund	6,394,000	—	—	—
Short Real Estate ProFund	10,224,000	—	—	—
U.S. Government Plus ProFund	67,245,858	291,407	(2,467,843)	(2,176,436)
Rising Rates Opportunity 10 ProFund	68,839,000	—	—	—
Rising Rates Opportunity ProFund	272,804,000	—	—	—
Rising U.S. Dollar ProFund	10,496,000	—	—	—
Falling U.S. Dollar ProFund	24,280,000	—	—	—

6.              Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivative transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the ProFunds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFunds for any such losses. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of this outstanding receivable on the ProFunds’ financial statements. Accordingly, no loss is expected to be realized by the ProFunds. The outstanding forward currency contract balance due from Lehman in the Rising U.S. Dollar ProFund as of April 30, 2011, was $2,135,324 and is included in “net other assets (liabilities)”.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	June 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	June 27, 2011

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	June 27, 2011

* Print the name and title of each signing officer under his or her signature.